Registration No. 333-130988
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           | |

           Post-Effective Amendment No.  2
                                       ----
                                     AND/OR


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            |X|



                                                                           | |
           Amendment No. 176
                         ---
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                               Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2007 pursuant to paragraph (b)(1)(vii) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On ________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under group variable annuity contracts.

EQUI-VEST(SM) STRATEGIES

A group flexible premium deferred variable annuity contract



PROSPECTUS DATED MAY 1, 2007


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(SM) STRATEGIES?

EQUI-VEST(SM) Strategies is a group-deferred annuity contract ("contract") issued by AXA Equitable Life Insurance Company. Either the plan trustee or the employer will be the EQUI-VEST(SM) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. EQUI-VEST(SM) Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

You allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of AXA Premier VIP Trust or EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus.


We offer the EQUI-VEST(SM) Strategies contract to fund certain Section 403(b) ("TSA") or governmental employer Section 457(b) plans ("EDC") (together "plans"). The EQUI-VEST(SM) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions.



--------------------------------------------------------------------------------
 Variable investment options
 Fixed income
--------------------------------------------------------------------------------
o AXA Conservative Allocation(1)        o EQ/JPMorgan Core Bond
o AXA Conservative-Plus Allocation(1)   o EQ/Long Term Bond
o EQ/AllianceBernstein Intermediate     o EQ/Money Market
  Government Securities                 o EQ/PIMCO Real Return
o EQ/AllianceBernstein Quality Bond     o EQ/Short Duration Bond
o EQ/Caywood-Scholl High Yield Bond     o Multimanager Core Bond*
o EQ/Evergreen International Bond       o Multimanager High Yield*
o EQ/Franklin Income
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation(1)       o EQ/Capital Guardian U.S. Equity++
o EQ/AllianceBernstein Common Stock     o EQ/Davis New York Venture**
o EQ/AllianceBernstein Growth and       o EQ/Equity 500 Index
  Income++                              o EQ/Evergreen Omega
o EQ/AllianceBernstein Large Cap        o EQ/FI Mid Cap
  Growth                                o EQ/FI Mid Cap Value+
o EQ/AllianceBernstein Small Cap        o EQ/Franklin Small Cap Value
  Growth                                o EQ/Franklin Templeton Founding
o EQ/AllianceBernstein Value++            Strategy**
o EQ/BlackRock Basic Value Equity*      o EQ/GAMCO Mergers and Acquisitions
o EQ/Boston Advisors Equity Income      o EQ/GAMCO Small Company Value
o EQ/Calvert Socially Responsible       o EQ/Janus Large Cap Growth++
o EQ/Capital Guardian Growth
--------------------------------------------------------------------------------
 Domestic stocks (continued)
--------------------------------------------------------------------------------
o EQ/JPMorgan Value Opportunities       o EQ/UBS Growth and Income
o EQ/Legg Mason Value Equity            o EQ/Van Kampen Comstock
o EQ/Lord Abbett Growth and Income      o EQ/Van Kampen Mid Cap Growth
o EQ/Lord Abbett Large Cap Core         o EQ/Wells Fargo Montgomery Small
o EQ/Lord Abbett Mid Cap Value            Cap++
o EQ/Marsico Focus                      o Multimanager Aggressive Equity*
o EQ/MFS Emerging Growth Companies+     o Multimanager Health Care*
o EQ/MFS Investors Trust+               o Multimanager Large Cap Core Equity*
o EQ/Montag & Caldwell Growth           o Multimanager Large Cap Growth*
o EQ/Mutual Shares                      o Multimanager Large Cap Value*
o EQ/Oppenheimer Main Street            o Multimanager Mid Cap Growth*
  Opportunity**                         o Multimanager Mid Cap Value*
o EQ/Oppenheimer Main Street Small      o Multimanager Technology*
  Cap                                   o Target 2015 Allocation
o EQ/Small Cap Value+                   o Target 2025 Allocation
o EQ/Small Company Growth+              o Target 2035 Allocation
o EQ/Small Company Index                o Target 2045 Allocation
o EQ/TCW Equity++
o EQ/Templeton Growth
--------------------------------------------------------------------------------
 International stocks
--------------------------------------------------------------------------------
o EQ/AllianceBernstein International    o EQ/Oppenheimer Global
o EQ/BlackRock International Value*     o EQ/Van Kampen Emerging Markets
o EQ/Capital Guardian International+      Equity
o EQ/International Growth               o Multimanager International Equity*
--------------------------------------------------------------------------------
 Balanced/hybrid
--------------------------------------------------------------------------------
o AXA Moderate Allocation(1)
--------------------------------------------------------------------------------



(1) The AXA Allocation portfolios.

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supple ment included with this prospectus for more information.

++ Please see the supplement included with this prospectus regarding the planned substitution or merger of this investment option, subject to regulatory approval.



Minimum contribution amounts of $20 may be made under the contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2007, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our Processing Office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


  The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          X01501

Contents of this prospectus
--------------------------------------------------------------------------------

EQUI-VEST(SM) STRATEGIES
--------------------------------------------------------------------------------

Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6

EQUI-VEST(SM) Strategies group annuity contract
   at a glance -- key features                                               8


--------------------------------------------------------------------------------
FEE TABLE                                                                   10
--------------------------------------------------------------------------------

Examples: EQUI-VEST(SM) Strategies contracts                                13

Condensed financial information                                             16



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           17
--------------------------------------------------------------------------------
Contributions to your certificate                                           17

How EQUI-VEST(SM) Strategies is available                                   18

How contributions can be made                                               18
What are your investment options under the contract?                        18
Portfolios of the Trusts                                                    19
Selecting your investment method                                            25
ERISA considerations for employers                                          26
Allocating your contributions                                               26
Unallocated account                                                         26
Death benefit                                                               26
Your right to cancel within a certain number of days                        27



--------------------------------------------------------------------------------
2. DETERMINING YOUR CERTIFICATE'S VALUE                                     28
--------------------------------------------------------------------------------
Your account value and cash value                                           28
Your certificate's value in the variable investment options                 28
Your certificate's value in the guaranteed interest option                  28
Your certificate's value in the fixed maturity options                      28



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                                       29
--------------------------------------------------------------------------------
Transferring your account value                                             29
Disruptive transfer activity                                                29
Automatic transfer options                                                  30
Investment simplifier                                                       30
Rebalancing your account value                                              31

----------------------
"We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as word "you" and "your," we mean the person who has the right or responsi bility that the prospectus is discussing at that point. This is the participant.

When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract holder"). When we use the "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.


2  Contents of this prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     32
--------------------------------------------------------------------------------
Withdrawing your account value                                              32
How withdrawals are taken from your account value                           33
Loans                                                                       33
Termination of participation                                                33
Texas ORP participants                                                      34
When to expect payments                                                     34
Your annuity payout options                                                 34



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     36
--------------------------------------------------------------------------------
Charges under the contracts                                                 36
Charges that the Trusts deduct                                              38
Variations in charges                                                       38



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 40
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     40
How death benefit payment is made                                           40
Beneficiary continuation option                                             40



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          41
--------------------------------------------------------------------------------
Tax information and ERISA matters                                           41
Choosing a contract to fund a retirement arrangement                        41
Special rules for tax-favored retirement programs                           41
Additional "Saver's Credit" for salary reduction contributions to
   certain plans                                                            41
Tax-sheltered annuity arrangements (TSAs)                                   42
Distributions from TSAs                                                     43
Public employee deferred compensation plans (EDC Plans)                     46
ERISA matters                                                               48
Certain rules applicable to plans designed
     to comply with Section 404(c) of ERISA                                 49
Federal and state income tax withholding and
     information reporting                                                  49
Federal income tax withholding on periodic annuity payments                 49
Federal income tax withholding on non-periodic annuity
     payments (withdrawals)                                                 49
Mandatory withholding from TSA, governmental employer EDC
     and qualified plan distributions                                       49
Impact of taxes to AXA Equitable                                            50

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         51
--------------------------------------------------------------------------------
About our Separate Account A                                                51
About the Trusts                                                            51
About our fixed maturity options                                            51
About the general account                                                   52
Dates and prices at which certificate events occur                          53
About your voting rights                                                    53
About legal proceedings                                                     54
Financial statements                                                        54
Transfers of ownership, collateral assignments,
     loans, and borrowing                                                   54

Funding changes                                                             54

Distribution of the contracts                                               54



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
   BY REFERENCE                                                             56
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------

I   -- Condensed financial information                                     I-1
II  -- Market value adjustment example                                    II-1
III -- Death benefit example                                             III-1
IV  -- State contract availability and/or variations
         of certain features and benefits                                 IV-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.





                                                                           Page
   account value                                                            28
   annuity payout options                                                   34
   beneficiary                                                              40
   beneficiary continuation option                                          40
   business day                                                             53
   cash value                                                               28
   certificate                                                       cover, 31
   contract date                                                            26
   contract date anniversary                                                26
   contract year                                                            26
   contributions                                                            17
   disruptive transfer activity                                             29
   DOL                                                                      26
   EDC                                                                   cover
   EQAccess                                                                  6
   ERISA                                                                    26
   elective deferral contributions                                          42
   fixed maturity amount                                                    24
   fixed maturity option                                                    24
   guaranteed interest option                                               24
   investment options                                                cover, 18
   market adjusted amount                                                   24




                                                                           Page
   market timing                                                             29
   market value adjustment                                                   24
   maturity value                                                            24
   net loan interest charge                                                  10
   partial withdrawals                                                       32
   participant                                                            cover
   participation date                                                         9
   participation date anniversary                                             9
   participation year                                                         9
   portfolio                                                                  9
   processing office                                                          6
   rate to maturity                                                          24
   Required Beginning Date                                                   47
   SAI                                                                    cover
   SEC                                                                    cover
   salary reduction contributions                                            41
   TOPS                                                                       6
   TSA                                                                    cover
   Trusts                                                                 cover
   unit                                                                      28
   unit investment trust                                                     51
   variable investment options                                        cover, 18


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


--------------------------------------------------------------------------------
 Prospectus                  Contract or Supplemental Materials
--------------------------------------------------------------------------------
 account value               Annuity Account Value
 unit                        Accumulation unit
 unit value                  Accumulation unit value
--------------------------------------------------------------------------------


4 Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
EQUI-VEST(SM)
Unit Annuity Lockbox

P.O. Box 13463
Newark, NJ 07188-0463

--------------------------------------------------------------------------------
 FOR TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE
 TRUSTEED LOAN REPAYMENTS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

AXA Equitable
EQUI-VEST(SM)
Loan Repayments Lockbox
P.O. Box 13496
Newark, NJ 07188-0496




--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY REGULAR MAIL:
--------------------------------------------------------------------------------
AXA Equitable

EQUI-VEST(SM) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956



--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

AXA Equitable
JPMorganChase
EQUI-VEST Lockbox #13463
4 Chase Metrotech Center (7th Floor)
Brooklyn, NY 11245-0001
Telephone number to be listed on express mail packages
Attn: Extraction Supervisor, (718) 242-2992




--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
 BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

AXA Equitable
EQUI-VEST(SM) Processing Office
100 Madison Street, Suite 1000

Syracuse, NY 13202


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;

o quarterly statements of your certificate values as of the close of each calendar quarter; and

o annual statement of your certificate values as of your participation date anniversary.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only).


Under TOPS only you can:

o  elect the investment simplifier.

Under EQAccess only you can:

o  elect to receive certain contract statements electronically;

o  change your address; and

o  access "Frequently Asked Questions" and certain service forms.


TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


6  Who is AXA Equitable?

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.


Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.



--------------------------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) election of the investment simplifier;

(2) election of the automatic deposit service (TSA certificates only);

(3) election of the rebalancing program;

(4) election of required minimum distribution automatic withdrawal option;

(5) election of beneficiary continuation option;

(6) transfer/rollover of assets to another carrier;

(7) request for a loan

(8) tax withholding election; and

(9) contract surrender and withdrawal requests.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes; and

(3) transfers among investment options.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) investment simplifier;

(2) rebalancing program;

(3) systematic withdrawals; and

(4) the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the Plan requires it.


                                                        Who is AXA Equitable?  7

EQUI-VEST(SM) Strategies group annuity contract at a glance -- key features


--------------------------------------------------------------------------------

Professional               EQUI-VEST(SM) Strategies variable investment invest-
management                 ment options invest in different portfolios managed
                           by professional investment advisers.
--------------------------------------------------------------------------------
Variable Investment        The Variable Investment Options for which information
Options                    is provided in this prospectus are available under
                           the contract, subject to state regulatory approval
                           and availability under your employer's plan.
--------------------------------------------------------------------------------
Guaranteed                 o Principal and interest guarantees
interest option            o Interest rates set periodically
--------------------------------------------------------------------------------
Fixed maturity             o 10 fixed maturity options with maturities ranging
options                      from approximately 1 to 10 years.
                           o Each fixed maturity option offers a guarantee of
                             principal and interest rate if you hold it to
                             maturity.
                           -----------------------------------------------------
                           If you make any withdrawals (including transfers,
                           surrender or termination of your contract or when we
                           make deductions for charges) from a fixed maturity
                           option before it matures, we will make a market value
                           adjustment, which will increase or decrease any fixed
                           maturity amount you have in that fixed maturity
                           option.
--------------------------------------------------------------------------------
Tax considerations         o No tax on earnings inside the contract until you
                             make withdrawals from your certificate or receive
                             annuity payments.
                           o No tax on transfers among investment options inside
                             the contract.
                           -----------------------------------------------------
                           Because you are purchasing an annuity contract as a
                           Tax Sheltered Annuity (TSA), or to fund an eligible
                           government employer section 457(b) plan, employers
                           should be aware that such annuities do not provide
                           tax deferral benefits beyond those already provided
                           by the Internal Revenue Code. Before purchasing one
                           of these annuities, employers should consider whether
                           its features and benefits beyond tax deferral meet
                           participant's needs and goals. Employers may also
                           want to consider the relative features, benefits and
                           costs of these annuities with any other investment
                           that participants may use in connection with their
                           retirement plan or arrangement. Depending on the
                           participant's personal situation, the contract's
                           guaranteed benefits may have limited usefulness
                           because of required minimum distributions ("RMDs").
                           (For more information, see "Tax information," later
                           in this prospectus.)
--------------------------------------------------------------------------------
Contribution amounts       o $20 (minimum) each contribution
--------------------------------------------------------------------------------
Access to your money       o Partial withdrawals
                           o Several withdrawal options on a periodic basis
                           o Certificate surrender

                           Withdrawals are subject to the terms of the plan and
                           may be limited. You may incur a withdrawal charge for
                           certain withdrawals or if you surrender your
                           certificate. You may also incur income tax and a
                           penalty tax.
--------------------------------------------------------------------------------
Death Benefit Protection   o The contract provides a death benefit for the
                             beneficiary. The death benefit is equal to the account value or the standard death benefit, whichever is higher. However, if you elect the enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.
--------------------------------------------------------------------------------
Payout options             o Fixed annuity payout options
                           o Variable Immediate Annuity payout options (describ-
                             ed in a separate prospectus for that option)
--------------------------------------------------------------------------------


8 EQUI-VEST(SM) Strategies group annuity contract at a glance -- key features

--------------------------------------------------------------------------------
Additional features        o Dollar cost averaging by automatic transfers
                             -- Interest sweep option
                             -- Fixed dollar option

                           o Account value rebalancing (quarterly, semiannually,
                             and annually)

                           o No charge on transfers among investment options

                           o Waiver of withdrawal charge under certain
                             circumstances
--------------------------------------------------------------------------------
Fees and Charges           o Separate account charge deducted daily on amounts
                             invested in variable investment options: Varies by employer group, annual rate ranges from 0.25% to 1.20%.

                           o Annual administrative charge: Varies by employer
                             group: current $30 ($65 maximum) or 2% of the account value plus any amounts previously withdrawn during the participation year, if less. The charge is waived for account values equal or greater than $25,000. For particular groups, the charge may be waived or reduced for account values less than $25,000.

                           o Charge for certain third-party transfers: $25
                             current ($65 maximum) per occurrence per participant.

                           o No sales charge deducted at the time contributions
                             are made.

                           o Withdrawal charge: Varies by employer group, but
                             the maximum charge is 6% of the amount withdrawn, with the percentage declining during the first ten participation years. Under some group contracts, withdrawal charges are only made for the first five participation years, and under some group contracts there is no withdrawal charge.
                           -----------------------------------------------------
                           The 12-month period beginning on the participant's participation date and each 12-month period thereafter is a "participation year." The "participation date" means the earlier of (a) the business day on which we issue a certificate to the Plan participant under the EQUI-VEST(SM) Strategies contract and (b) the business day on which the first contribution for the Plan participant is received at our processing office. For example, if your participation date is May 1, your participation date anniversary is April 30.
                           -----------------------------------------------------
                           o We deduct a charge designed to approximate certain
                             taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                           o We deduct an annual charge equal to 0.15% of the
                             account value on each participation date anniversary if you elect the enhanced death benefit.

                           o We deduct a $350 annuity administrative fee from
                             amounts applied to a variable annuity payout option. This option is described in a separate prospectus that is available from your financial professional.

                           o Annual expenses of the Trusts' portfolios are
                             calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee Table" later in this prospectus for details.
--------------------------------------------------------------------------------
Participant issue ages     o 0-75
--------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF YOUR CERTIFICATE. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. WE RESERVE THE RIGHT TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT THAT ARE DESCRIBED IN THIS PROSPECTUS.

For more detailed information we urge you to read the contents of this prospectus, as well as your certificate. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.


   EQUI-VEST(SM) Strategies group annuity contract at a glance -- key features 9

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST(SM) Strategies certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



-----------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request cer ain transactions
-----------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the amount with-
drawn (deducted when you surrender your certificate or make certain
withdrawals)                                                           6.00%
-----------------------------------------------------------------------------------------------------------------------
Charge if you elect a Variable Immediate Annuity payout option (which
is described in a separate prospectus for that option)                 $350
-----------------------------------------------------------------------------------------------------------------------
Charge for third-party transfer or direct rollover                     $65 maximum per participant for each occurrence;
                                                                       currently $25 per
                                                                       participant for each occurrence.
-----------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.




-------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each participation date anniversary
-------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                                  The lesser of a current charge of $30 (maximum $65) or 2%
                                                                      of your account value plus any prior withdrawals during the participation year.

Net loan interest charge -- (calculated and deducted daily as a per-
centage of the outstanding loan amount)                               2.00%(1)

-------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Separate Account annual expenses(2)                                   0.25% to 1.20% (maximum)

-------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect the enhanced death benefit
-------------------------------------------------------------------------------------------------------------------------------
Enhanced death benefit charge (as a percentage of your account
value) is deducted annually on each participation date anniversary    0.15% (maximum)
-------------------------------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option.
Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
-------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses          Lowest     Highest
that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other
expenses)(3)                                                          0.38%      11.36%
-------------------------------------------------------------------------------------------------------------------------------




10 Fee table

This table shows the fees and expenses for 2006 as an annual percentage of each portfolio's daily average net assets.



-------------------------------------------------------------------------------------
                                                 Management     12b-1       Other
 Portfolio Name                                   Fees(4)     Fees(5)   expenses(6)
-------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-------------------------------------------------------------------------------------
AXA Aggressive Allocation                      0.10%         0.25%      0.18%
AXA Conservative Allocation                    0.10%         0.25%      0.22%
AXA Conservative-Plus Allocation               0.10%         0.25%      0.18%
AXA Moderate Allocation                        0.10%           --       0.17%
AXA Moderate-Plus Allocation                   0.10%         0.25%      0.17%
Multimanager Aggressive Equity*                0.61%           --       0.19%
Multimanager Core Bond*                        0.59%         0.25%      0.18%
Multimanager Health Care*                      1.20%         0.25%      0.23%
Multimanager High Yield*                       0.58%           --       0.18%
Multimanager International Equity*             1.02%         0.25%      0.26%
Multimanager Large Cap Core Equity*            0.90%         0.25%      0.20%
Multimanager Large Cap Growth*                 0.90%         0.25%      0.22%
Multimanager Large Cap Value*                  0.88%         0.25%      0.22%
Multimanager Mid Cap Growth*                   1.10%         0.25%      0.20%
Multimanager Mid Cap Value*                    1.10%         0.25%      0.21%
Multimanager Technology*                       1.20%         0.25%      0.23%
Target 2015 Allocation                         0.10%         0.25%      7.88%
Target 2025 Allocation                         0.10%         0.25%      7.29%
Target 2035 Allocation                         0.10%         0.25%      9.56%
Target 2045 Allocation                         0.10%         0.25%     10.49%
-------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock              0.47%           --       0.13%
EQ/AllianceBernstein Growth and Income++       0.56%           --       0.12%
EQ/AllianceBernstein Intermediate Government
Securities                                     0.50%           --       0.14%
EQ/AllianceBernstein International             0.71%           --       0.20%
EQ/AllianceBernstein Large Cap Growth          0.90%         0.25%      0.11%
EQ/AllianceBernstein Quality Bond              0.50%           --       0.14%
EQ/AllianceBernstein Small Cap Growth          0.74%           --       0.13%
EQ/AllianceBernstein Value++                   0.60%         0.25%      0.13%
EQ/BlackRock Basic Value Equity*               0.55%         0.25%      0.14%
EQ/BlackRock International Value*              0.82%         0.25%      0.21%
EQ/Boston Advisors Equity Income               0.75%         0.25%      0.15%
EQ/Calvert Socially Responsible                0.65%         0.25%      0.25%
EQ/Capital Guardian Growth                     0.65%         0.25%      0.16%
EQ/Capital Guardian International+             0.83%         0.25%      0.21%
EQ/Capital Guardian Research                   0.65%         0.25%      0.13%
EQ/Capital Guardian U.S. Equity++              0.64%         0.25%      0.14%
EQ/Caywood-Scholl High Yield Bond              0.60%         0.25%      0.18%
EQ/Davis New York Venture**                    0.85%         0.25%      0.74%
EQ/Equity 500 Index                            0.25%           --       0.13%
EQ/Evergreen International Bond                0.70%         0.25%      0.23%
EQ/Evergreen Omega                             0.65%         0.25%      0.21%
EQ/FI Mid Cap                                  0.68%         0.25%      0.15%
EQ/FI Mid Cap Value+                           0.73%         0.25%      0.13%
EQ/Franklin Income                             0.90%         0.25%      0.38%
EQ/Franklin Small Cap Value                    0.90%         0.25%      2.00%
EQ/Franklin Templeton Founding Strategy**      0.05%         0.25%      0.21%
EQ/GAMCO Mergers and Acquisitions              0.90%         0.25%      0.33%
EQ/GAMCO Small Company Value                   0.78%         0.25%      0.14%
EQ/International Growth                        0.85%         0.25%      0.35%
EQ/Janus Large Cap Growth++                    0.90%         0.25%      0.15%
EQ/JPMorgan Core Bond                          0.44%         0.25%      0.15%
EQ/JPMorgan Value Opportunities                0.60%         0.25%      0.16%
EQ/Legg Mason Value Equity                     0.65%         0.25%      0.22%
EQ/Long Term Bond                              0.43%         0.25%      0.15%
-------------------------------------------------------------------------------------









------------------------------------------------------------------------------------------------------------
                                                    Acquired        Total
                                                   Fund Fees      Annual                         Net Total
                                                      and        Expenses                         Annual
                                                   Expenses       (Before                        Expenses
                                                    (Under-       Expense       Fee Waivers        After
                                                     lying        Limita-     and/or Expense      Expense
 Portfolio Name                                 Portfolios)(7)    tions)    Reimbursements(8)   Limitations
------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      0.91%             1.44%      ( 0.18)%           1.26%
AXA Conservative Allocation                    0.67%             1.24%      ( 0.22)%           1.02%
AXA Conservative-Plus Allocation               0.72%             1.25%      ( 0.18)%           1.07%
AXA Moderate Allocation                        0.78%             1.05%      ( 0.17)%           0.88%
AXA Moderate-Plus Allocation                   0.85%             1.37%      ( 0.17)%           1.20%
Multimanager Aggressive Equity*                  --              0.80%          --             0.80%
Multimanager Core Bond*                          --              1.02%      ( 0.07)%           0.95%
Multimanager Health Care*                        --              1.68%        0.00%            1.68%
Multimanager High Yield*                         --              0.76%          --             0.76%
Multimanager International Equity*               --              1.53%        0.00%            1.53%
Multimanager Large Cap Core Equity*              --              1.35%        0.00%            1.35%
Multimanager Large Cap Growth*                   --              1.37%      ( 0.02)%           1.35%
Multimanager Large Cap Value*                    --              1.35%        0.00%            1.35%
Multimanager Mid Cap Growth*                   0.01%             1.56%        0.00%            1.56%
Multimanager Mid Cap Value*                    0.03%             1.59%        0.00%            1.59%
Multimanager Technology*                         --              1.68%        0.00%            1.68%
Target 2015 Allocation                         0.53%             8.76%      ( 7.63)%           1.13%
Target 2025 Allocation                         0.52%             8.16%      ( 7.04)%           1.12%
Target 2035 Allocation                         0.52%            10.43%      ( 9.31)%           1.12%
Target 2045 Allocation                         0.52%            11.36%      (10.24)%           1.12%
------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                --              0.60%          --             0.60%
EQ/AllianceBernstein Growth and Income++         --              0.68%          --             0.68%
EQ/AllianceBernstein Intermediate Government
Securities                                       --              0.64%          --             0.64%
EQ/AllianceBernstein International               --              0.91%      ( 0.06)%           0.85%
EQ/AllianceBernstein Large Cap Growth            --              1.26%      ( 0.21)%           1.05%
EQ/AllianceBernstein Quality Bond                --              0.64%          --             0.64%
EQ/AllianceBernstein Small Cap Growth            --              0.87%          --             0.87%
EQ/AllianceBernstein Value++                     --              0.98%      ( 0.03)%           0.95%
EQ/BlackRock Basic Value Equity*                 --              0.94%        0.00%            0.94%
EQ/BlackRock International Value*                --              1.28%      ( 0.03)%           1.25%
EQ/Boston Advisors Equity Income                 --              1.15%      ( 0.10)%           1.05%
EQ/Calvert Socially Responsible                  --              1.15%      ( 0.10)%           1.05%
EQ/Capital Guardian Growth                       --              1.06%      ( 0.11)%           0.95%
EQ/Capital Guardian International+               --              1.29%      ( 0.09)%           1.20%
EQ/Capital Guardian Research                     --              1.03%      ( 0.08)%           0.95%
EQ/Capital Guardian U.S. Equity++                --              1.03%      ( 0.08)%           0.95%
EQ/Caywood-Scholl High Yield Bond                --              1.03%      ( 0.03)%           1.00%
EQ/Davis New York Venture**                      --              1.84%      ( 0.54)%           1.30%
EQ/Equity 500 Index                              --              0.38%          --             0.38%
EQ/Evergreen International Bond                  --              1.18%      ( 0.03)%           1.15%
EQ/Evergreen Omega                               --              1.11%        0.00%            1.11%
EQ/FI Mid Cap                                    --              1.08%      ( 0.08)%           1.00%
EQ/FI Mid Cap Value+                             --              1.11%      ( 0.01)%           1.10%
EQ/Franklin Income                               --              1.53%      ( 0.23)%           1.30%
EQ/Franklin Small Cap Value                      --              3.15%      ( 1.85)%           1.30%
EQ/Franklin Templeton Founding Strategy**      1.07%             1.58%      ( 0.11)%           1.47%
EQ/GAMCO Mergers and Acquisitions                --              1.48%      ( 0.03)%           1.45%
EQ/GAMCO Small Company Value                     --              1.17%        0.00%            1.17%
EQ/International Growth                          --              1.45%        0.00%            1.45%
EQ/Janus Large Cap Growth++                      --              1.30%      ( 0.15)%           1.15%
EQ/JPMorgan Core Bond                            --              0.84%        0.00%            0.84%
EQ/JPMorgan Value Opportunities                  --              1.01%      ( 0.06)%           0.95%
EQ/Legg Mason Value Equity                       --              1.12%      ( 0.12)%           1.00%
EQ/Long Term Bond                                --              0.83%        0.00%            0.83%
------------------------------------------------------------------------------------------------------------


                                                                    Fee table 11

--------------------------------------------------------------------------------
                                         Management      12b-1       Other
 Portfolio Name                            Fees(4)      Fees(5)   expenses(6)
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income           0.65%         0.25%     0.26%
EQ/Lord Abbett Large Cap Core              0.65%         0.25%     0.41%
EQ/Lord Abbett Mid Cap Value               0.70%         0.25%     0.18%
EQ/Marsico Focus                           0.85%         0.25%     0.13%
EQ/MFS Emerging Growth Companies+          0.65%         0.25%     0.15%
EQ/MFS Investors Trust+                    0.60%         0.25%     0.16%
EQ/Money Market                            0.33%           --      0.14%
EQ/Montag & Caldwell Growth                0.75%         0.25%     0.16%
EQ/Mutual Shares                           0.90%         0.25%     0.50%
EQ/Oppenheimer Global                      0.95%         0.25%     1.30%
EQ/Oppenheimer Main Street Opportunity**   0.85%         0.25%     1.58%
EQ/Oppenheimer Main Street Small Cap       0.90%         0.25%     1.48%
EQ/PIMCO Real Return                       0.55%         0.25%     0.18%
EQ/Short Duration Bond                     0.43%         0.25%     0.14%
EQ/Small Cap Value+                        0.73%         0.25%     0.15%
EQ/Small Company Growth+                   1.00%         0.25%     0.17%
EQ/Small Company Index                     0.25%         0.25%     0.16%
EQ/TCW Equity++                            0.80%         0.25%     0.16%
EQ/Templeton Growth                        0.95%         0.25%     0.64%
EQ/UBS Growth and Income                   0.75%         0.25%     0.17%
EQ/Van Kampen Comstock                     0.65%         0.25%     0.19%
EQ/Van Kampen Emerging Markets Equity      1.12%         0.25%     0.40%
EQ/Van Kampen Mid Cap Growth               0.70%         0.25%     0.23%
EQ/Wells Fargo Montgomery Small Cap++      0.85%         0.25%     0.41%
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                Acquired      Total
                                               Fund Fees      Annual                         Net Total
                                                  and        Expenses                         Annual
                                               Expenses       (Before                        Expenses
                                                (Under-       Expense       Fee Waivers        After
                                                 lying        Limita-     and/or Expense      Expense
 Portfolio Name                             Portfolios)(7)    tions)    Reimbursements(8)   Limitations
-------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income             --             1.16%      (0.16)%             1.00%
EQ/Lord Abbett Large Cap Core                --             1.31%      (0.31)%             1.00%
EQ/Lord Abbett Mid Cap Value                 --             1.13%      (0.08)%             1.05%
EQ/Marsico Focus                             --             1.23%      (0.08)%             1.15%
EQ/MFS Emerging Growth Companies+            --             1.05%         --               1.05%
EQ/MFS Investors Trust+                      --             1.01%      (0.06)%             0.95%
EQ/Money Market                              --             0.47%         --               0.47%
EQ/Montag & Caldwell Growth                  --             1.16%      (0.01)%             1.15%
EQ/Mutual Shares                             --             1.65%      (0.35)%             1.30%
EQ/Oppenheimer Global                      0.01%            2.51%      (1.15)%             1.36%
EQ/Oppenheimer Main Street Opportunity**     --             2.68%      (1.38)%             1.30%
EQ/Oppenheimer Main Street Small Cap         --             2.63%      (1.33)%             1.30%
EQ/PIMCO Real Return                         --             0.98%      (0.08)%             0.90%
EQ/Short Duration Bond                       --             0.82%       0.00%              0.82%
EQ/Small Cap Value+                          --             1.13%      (0.03)%             1.10%
EQ/Small Company Growth+                     --             1.42%      (0.12)%             1.30%
EQ/Small Company Index                     0.01%            0.67%       0.00%              0.67%
EQ/TCW Equity++                              --             1.21%      (0.06)%             1.15%
EQ/Templeton Growth                          --             1.84%      (0.49)%             1.35%
EQ/UBS Growth and Income                     --             1.17%      (0.12)%             1.05%
EQ/Van Kampen Comstock                       --             1.09%      (0.09)%             1.00%
EQ/Van Kampen Emerging Markets Equity        --             1.77%       0.00%              1.77%
EQ/Van Kampen Mid Cap Growth                 --             1.18%      (0.13)%             1.05%
EQ/Wells Fargo Montgomery Small Cap++        --             1.51%      (0.21)%             1.30%
-------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and ben efits" later in this prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this prospectus regarding the planned substitution or merger of this portfolio.

Notes:


(1) We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(2) For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit. For contracts issued in Texas to public schools and open enrollment charter schools (kindergarten through twelfth grade), the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(3) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.


(4) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (8) for any expense limitation agreement information.

(5) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fee will not be increased for the life of the contracts. A "--" indicates that there is no 12b-1 Fee.


(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.

(7) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. The fees and expenses are based on the respected weighted investment allocation as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(8) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


12 Fee table

--------------------------------------------------------------------------------
Portfolio Name:
--------------------------------------------------------------------------------
   Multimanager Aggressive Equity                                          0.78%
   Multimanager Health Care                                                1.63%
   Multimanager International Equity                                       1.52%
   Multimanager Large Cap Core Equity                                      1.33%
   Multimanager Large Cap Growth                                           1.33%
   Multimanager Large Cap Value                                            1.31%
   Multimanager Mid Cap Growth                                             1.52%
   Multimanager Mid Cap Value                                              1.58%
   Multimanager Technology                                                 1.64%
   EQ/AllianceBernstein Common Stock                                       0.58%
   EQ/AllianceBernstein Growth and Income                                  0.67%
   EQ/AllianceBernstein Large Cap Growth                                   1.03%
   EQ/AllianceBernstein Small Cap Growth                                   0.86%
   EQ/AllianceBernstein Value                                              0.94%
   EQ/BlackRock Basic Value Equity                                         0.93%
   EQ/Capital Guardian Growth                                              0.94%
   EQ/Capital Guardian Research                                            0.94%
   EQ/Capital Guardian U.S. Equity                                         0.94%
   EQ/Davis New York Venture                                               1.27%
   EQ/Evergreen Omega                                                      1.05%
   EQ/FI Mid Cap                                                           0.97%
   EQ/FI Mid Cap Value                                                     1.09%
   EQ/GAMCO Mergers and Acquisitions                                       1.37%
   EQ/GAMCO Small Company Value                                            1.16%
   EQ/Janus Large Cap Growth                                               1.14%
   EQ/Legg Mason Value Equity                                              0.97%
   EQ/Lord Abbett Growth and Income                                        0.99%
   EQ/Lord Abbett Large Cap Core                                           0.99%
   EQ/Marsico Focus                                                        1.14%
   EQ/MFS Emerging Growth Companies                                        1.03%
   EQ/MFS Investors Trust                                                  0.94%
   EQ/Montag & Caldwell Growth                                             1.13%
   EQ/Mutual Shares                                                        1.30%
   EQ/Small Cap Value                                                      1.02%
   EQ/UBS Growth and Income                                                1.03%
   EQ/Van Kampen Comstock                                                  0.99%
   EQ/Van Kampen Emerging Markets Equity                                   1.75%
   EQ/Van Kampen Mid Cap Growth                                            1.01%
   EQ/Wells Fargo Montgomery Small Cap                                     1.20%
--------------------------------------------------------------------------------



EXAMPLES: EQUI-VEST(SM) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(SM) Strategies contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical participant would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2006, which results in an estimated annual charge of 0.0645% of account value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account charges; (ii) your certificate has no withdrawal charge or no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the enhanced death benefit.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) that the enhanced death benefit has been elected. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 13

------------------------------------------------------------------------------------------------------
                                                           If you surrender your contract at the end
                                                                            of the
                                                                    applicable time period
                                                            1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                  $  849     $1,487     $2,150      $3,380
AXA Conservative Allocation                                $  830     $1,428     $2,053      $3,182
AXA Conservative-Plus Allocation                           $  831     $1,431     $2,058      $3,192
AXA Moderate Allocation                                    $  797     $1,330     $1,892      $2,846
AXA Moderate-Plus Allocation                               $  842     $1,466     $2,117      $3,312
Multimanager Aggressive Equity*                            $  772     $1,256     $1,767      $2,584
Multimanager Core Bond*                                    $  808     $1,363     $1,946      $2,959
Multimanager Health Care*                                  $  873     $1,557     $2,266      $3,613
Multimanager High Yield*                                   $  782     $1,286     $1,817      $2,689
Multimanager International Equity*                         $  858     $1,513     $2,194      $3,468
Multimanager Large Cap Core Equity*                        $  840     $1,460     $2,107      $3,292
Multimanager Large Cap Growth*                             $  842     $1,466     $2,117      $3,312
Multimanager Large Cap Value*                              $  840     $1,460     $2,107      $3,292
Multimanager Mid Cap Growth*                               $  861     $1,522     $2,208      $3,498
Multimanager Mid Cap Value*                                $  864     $1,531     $2,223      $3,527
Multimanager Technology*                                   $  873     $1,557     $2,266      $3,613
Target 2015 Allocation                                     $1,576     $3,475     $5,165      $8,369
Target 2025 Allocation                                     $1,516     $3,324     $4,955      $8,096
Target 2035 Allocation                                     $1,742     $3,884     $5,721      $9,037
Target 2045 Allocation                                     $1,834     $4,105     $6,012      $9,354
------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                          $  752     $1,196     $1,667      $2,369
EQ/AllianceBernstein Growth and Income++                   $  774     $1,262     $1,777      $2,605
EQ/AllianceBernstein Intermediate Government Securities    $  770     $1,250     $1,757      $2,562
EQ/AllianceBernstein International                         $  797     $1,330     $1,892      $2,846
EQ/AllianceBernstein Large Cap Growth                      $  832     $1,434     $2,063      $3,202
EQ/AllianceBernstein Quality Bond                          $  785     $1,295     $1,832      $2,721
EQ/AllianceBernstein Small Cap Growth                      $  793     $1,318     $1,872      $2,804
EQ/AllianceBernstein Value++                               $  804     $1,351     $1,926      $2,918
EQ/BlackRock Basic Value Equity*                           $  800     $1,339     $1,906      $2,877
EQ/BlackRock International Value*                          $  833     $1,440     $2,073      $3,222
EQ/Boston Advisors Equity Income                           $  821     $1,401     $2,010      $3,092
EQ/Calvert Socially Responsible                            $  821     $1,401     $2,010      $3,092
EQ/Capital Guardian Growth                                 $  812     $1,375     $1,965      $3,000
EQ/Capital Guardian International+                         $  834     $1,443     $2,078      $3,232
EQ/Capital Guardian Research                               $  809     $1,366     $1,951      $2,970
EQ/Capital Guardian U.S. Equity++                          $  809     $1,366     $1,951      $2,970
EQ/Caywood-Scholl High Yield Bond                          $  809     $1,366     $1,951      $2,970
EQ/Davis New York Venture**                                $  889     $1,604     $2,342      $3,765
EQ/Equity 500 Index                                        $  744     $1,172     $1,627      $2,282
EQ/Evergreen International Bond                            $  824     $1,410     $2,024      $3,122



---------------------------------------------------------------------------------------------------------------------------
                                                              If you annuitize at the end of the         If you do not
                                                                        applicable time                  surrender your
                                                            period and select a non-life contingent   contract at the end
                                                                            period                             of
                                                           certain annuity option with less than ten  the applicable time
                                                                           years(1)                          period
                                                            1 year    3 years    5 years    10 years    1 year    3 years
---------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A       $1,487     $2,150      $3,380    $  298     $  914
AXA Conservative Allocation                                 N/A       $1,428     $2,053      $3,182    $  278     $  851
AXA Conservative-Plus Allocation                            N/A       $1,431     $2,058      $3,192    $  279     $  854
AXA Moderate Allocation                                     N/A       $1,330     $1,892      $2,846    $  243     $  748
AXA Moderate-Plus Allocation                                N/A       $1,466     $2,117      $3,312    $  291     $  892
Multimanager Aggressive Equity*                             N/A       $1,256     $1,767      $2,584    $  217     $  669
Multimanager Core Bond*                                     N/A       $1,363     $1,946      $2,959    $  254     $  782
Multimanager Health Care*                                   N/A       $1,557     $2,266      $3,613    $  324     $  988
Multimanager High Yield*                                    N/A       $1,286     $1,817      $2,689    $  227     $  700
Multimanager International Equity*                          N/A       $1,513     $2,194      $3,468    $  308     $  942
Multimanager Large Cap Core Equity*                         N/A       $1,460     $2,107      $3,292    $  289     $  886
Multimanager Large Cap Growth*                              N/A       $1,466     $2,117      $3,312    $  291     $  892
Multimanager Large Cap Value*                               N/A       $1,460     $2,107      $3,292    $  289     $  886
Multimanager Mid Cap Growth*                                N/A       $1,522     $2,208      $3,498    $  311     $  951
Multimanager Mid Cap Value*                                 N/A       $1,531     $2,223      $3,527    $  314     $  960
Multimanager Technology*                                    N/A       $1,557     $2,266      $3,613    $  324     $  988
Target 2015 Allocation                                      N/A       $3,475     $5,165      $8,369    $1,067     $3,022
Target 2025 Allocation                                      N/A       $3,324     $4,955      $8,096    $1,004     $2,862
Target 2035 Allocation                                      N/A       $3,884     $5,721      $9,037    $1,242     $3,456
Target 2045 Allocation                                      N/A       $4,105     $6,012      $9,354    $1,339     $3,690
---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A       $1,196     $1,667      $2,369    $  196     $  605
EQ/AllianceBernstein Growth and Income++                    N/A       $1,262     $1,777      $2,605    $  219     $  675
EQ/AllianceBernstein Intermediate Government Securities     N/A       $1,250     $1,757      $2,562    $  215     $  662
EQ/AllianceBernstein International                          N/A       $1,330     $1,892      $2,846    $  243     $  748
EQ/AllianceBernstein Large Cap Growth                       N/A       $1,434     $2,063      $3,202    $  280     $  857
EQ/AllianceBernstein Quality Bond                           N/A       $1,295     $1,832      $2,721    $  230     $  710
EQ/AllianceBernstein Small Cap Growth                       N/A       $1,318     $1,872      $2,804    $  239     $  735
EQ/AllianceBernstein Value++                                N/A       $1,351     $1,926      $2,918    $  250     $  770
EQ/BlackRock Basic Value Equity*                            N/A       $1,339     $1,906      $2,877    $  246     $  757
EQ/BlackRock International Value*                           N/A       $1,440     $2,073      $3,222    $  282     $  864
EQ/Boston Advisors Equity Income                            N/A       $1,401     $2,010      $3,092    $  268     $  823
EQ/Calvert Socially Responsible                             N/A       $1,401     $2,010      $3,092    $  268     $  823
EQ/Capital Guardian Growth                                  N/A       $1,375     $1,965      $3,000    $  259     $  795
EQ/Capital Guardian International+                          N/A       $1,443     $2,078      $3,232    $  283     $  867
EQ/Capital Guardian Research                                N/A       $1,366     $1,951      $2,970    $  255     $  785
EQ/Capital Guardian U.S. Equity++                           N/A       $1,366     $1,951      $2,970    $  255     $  785
EQ/Caywood-Scholl High Yield Bond                           N/A       $1,366     $1,951      $2,970    $  255     $  785
EQ/Davis New York Venture**                                 N/A       $1,604     $2,342      $3,765    $  340     $1,038
EQ/Equity 500 Index                                         N/A       $1,172     $1,627      $2,282    $  187     $  580
EQ/Evergreen International Bond                             N/A       $1,410     $2,024      $3,122    $  271     $  832



--------------------------------------------------------------------------------
                                                              If you do not
                                                             surrender your
                                                           the applicable time
                                                                  period
                                                            5 years    10 years
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation                                   $1,554     $3,271
AXA Conservative Allocation                                 $1,451     $3,070
AXA Conservative-Plus Allocation                            $1,456     $3,080
AXA Moderate Allocation                                     $1,278     $2,730
AXA Moderate-Plus Allocation                                $1,518     $3,201
Multimanager Aggressive Equity*                             $1,146     $2,465
Multimanager Core Bond*                                     $1,336     $2,845
Multimanager Health Care*                                   $1,676     $3,506
Multimanager High Yield*                                    $1,199     $2,572
Multimanager International Equity*                          $1,600     $3,360
Multimanager Large Cap Core Equity*                         $1,507     $3,181
Multimanager Large Cap Growth*                              $1,518     $3,201
Multimanager Large Cap Value*                               $1,507     $3,181
Multimanager Mid Cap Growth*                                $1,615     $3,389
Multimanager Mid Cap Value*                                 $1,631     $3,418
Multimanager Technology*                                    $1,676     $3,506
Target 2015 Allocation                                      $4,762     $8,319
Target 2025 Allocation                                      $4,538     $8,042
Target 2035 Allocation                                      $5,354     $8,995
Target 2045 Allocation                                      $5,663     $9,316
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           $1,040     $2,247
EQ/AllianceBernstein Growth and Income++                    $1,157     $2,486
EQ/AllianceBernstein Intermediate Government Securities     $1,136     $2,443
EQ/AllianceBernstein International                          $1,278     $2,730
EQ/AllianceBernstein Large Cap Growth                       $1,461     $3,090
EQ/AllianceBernstein Quality Bond                           $1,215     $2,603
EQ/AllianceBernstein Small Cap Growth                       $1,257     $2,688
EQ/AllianceBernstein Value++                                $1,315     $2,803
EQ/BlackRock Basic Value Equity*                            $1,294     $2,761
EQ/BlackRock International Value*                           $1,471     $3,110
EQ/Boston Advisors Equity Income                            $1,404     $2,978
EQ/Calvert Socially Responsible                             $1,404     $2,978
EQ/Capital Guardian Growth                                  $1,357     $2,886
EQ/Capital Guardian International+                          $1,477     $3,121
EQ/Capital Guardian Research                                $1,341     $2,855
EQ/Capital Guardian U.S. Equity++                           $1,341     $2,855
EQ/Caywood-Scholl High Yield Bond                           $1,341     $2,855
EQ/Davis New York Venture**                                 $1,757     $3,660
EQ/Equity 500 Index                                         $  997     $2,159
EQ/Evergreen International Bond                             $1,420     $3,009
--------------------------------------------------------------------------------


14 Fee table

----------------------------------------------------------------------------------------
                                             If you surrender your contract at the end
                                                              of the
                                                      applicable time period
                                              1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------
EQ/Evergreen Omega                           $  817     $1,390     $1,990      $3,051
EQ/FI Mid Cap                                $  814     $1,381     $1,975      $3,021
EQ/FI Mid Cap Value                          $  817     $1,390     $1,990      $3,051
EQ/Franklin Income                           $  858     $1,513     $2,194      $3,468
EQ/Franklin Small Cap Value                  $1,019     $1,981     $2,946      $4,919
EQ/Franklin Templeton Founding Strategy**    $  863     $1,528     $2,218      $3,517
EQ/GAMCO Mergers and Acquisitions            $  853     $1,499     $2,170      $3,420
EQ/GAMCO Small Company Value                 $  823     $1,407     $2,019      $3,112
EQ/International Growth                      $  850     $1,490     $2,155      $3,390
EQ/Janus Large Cap Growth++                  $  835     $1,446     $2,083      $3,242
EQ/JPMorgan Core Bond                        $  790     $1,309     $1,857      $2,773
EQ/JPMorgan Value Opportunities              $  807     $1,360     $1,941      $2,949
EQ/Legg Mason Value Equity                   $  818     $1,393     $1,995      $3,061
EQ/Long Term Bond                            $  789     $1,306     $1,852      $2,763
EQ/Lord Abbett Growth and Income             $  822     $1,404     $2,014      $3,102
EQ/Lord Abbett Large Cap Core                $  836     $1,449     $2,087      $3,252
EQ/Lord Abbett Mid Cap Value                 $  819     $1,396     $2,000      $3,071
EQ/Marsico Focus                             $  829     $1,425     $2,049      $3,172
EQ/MFS Emerging Growth Companies+            $  811     $1,372     $1,961      $2,990
EQ/MFS Investors Trust+                      $  807     $1,360     $1,941      $2,949
EQ/Money Market                              $  747     $1,181     $1,642      $2,315
EQ/Montag & Caldwell Growth                  $  822     $1,404     $2,014      $3,102
EQ/Mutual Shares                             $  870     $1,549     $2,251      $3,584
EQ/Oppenheimer Global                        $  956     $1,798     $2,655      $4,375
EQ/Oppenheimer Main Street Opportunity**     $  972     $1,847     $2,733      $4,523
EQ/Oppenheimer Main Street Small Cap         $  967     $1,832     $2,710      $4,480
EQ/PIMCO Real Return                         $  804     $1,351     $1,926      $2,918
EQ/Short Duration Bond                       $  788     $1,303     $1,847      $2,752
EQ/Small Cap Value+                          $  819     $1,396     $2,000      $3,071
EQ/Small Company Growth+                     $  847     $1,481     $2,141      $3,361
EQ/Small Company Index                       $  773     $1,259     $1,772      $2,594
EQ/TCW Equity++                              $  827     $1,419     $2,039      $3,152
EQ/Templeton Growth                          $  889     $1,604     $2,342      $3,765
EQ/UBS Growth and Income                     $  823     $1,407     $2,019      $3,112
EQ/Van Kampen Comstock                       $  815     $1,384     $1,980      $3,031
EQ/Van Kampen Emerging Markets Equity        $  882     $1,584     $2,309      $3,699
EQ/Van Kampen Mid Cap Growth                 $  824     $1,410     $2,024      $3,122
EQ/Wells Fargo Montgomery Small Cap++        $  856     $1,508     $2,184      $3,449
----------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                If you annuitize at the end of the
                                                          applicable time
                                              period and select a non-life contingent
                                                              period                     If you do not surrender your contract at
                                             certain annuity option with less than ten                  the end of
                                                             years(1)                           the applicable time period
                                              1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                            N/A       $1,390     $1,990      $3,051      $264     $  810     $1,383     $2,937
EQ/FI Mid Cap                                 N/A       $1,381     $1,975      $3,021      $261     $  801     $1,367     $2,907
EQ/FI Mid Cap Value                           N/A       $1,390     $1,990      $3,051      $264     $  810     $1,383     $2,937
EQ/Franklin Income                            N/A       $1,513     $2,194      $3,468      $308     $  942     $1,600     $3,360
EQ/Franklin Small Cap Value                   N/A       $1,981     $2,946      $4,919      $478     $1,437     $2,400     $4,827
EQ/Franklin Templeton Founding Strategy**     N/A       $1,528     $2,218      $3,517      $313     $  957     $1,626     $3,409
EQ/GAMCO Mergers and Acquisitions             N/A       $1,499     $2,170      $3,420      $303     $  926     $1,574     $3,310
EQ/GAMCO Small Company Value                  N/A       $1,407     $2,019      $3,112      $270     $  829     $1,414     $2,999
EQ/International Growth                       N/A       $1,490     $2,155      $3,390      $300     $  917     $1,559     $3,281
EQ/Janus Large Cap Growth++                   N/A       $1,446     $2,083      $3,242      $284     $  870     $1,482     $3,131
EQ/JPMorgan Core Bond                         N/A       $1,309     $1,857      $2,773      $236     $  725     $1,242     $2,656
EQ/JPMorgan Value Opportunities               N/A       $1,360     $1,941      $2,949      $253     $  779     $1,331     $2,834
EQ/Legg Mason Value Equity                    N/A       $1,393     $1,995      $3,061      $265     $  814     $1,388     $2,948
EQ/Long Term Bond                             N/A       $1,306     $1,852      $2,763      $234     $  722     $1,236     $2,646
EQ/Lord Abbett Growth and Income              N/A       $1,404     $2,014      $3,102      $269     $  826     $1,409     $2,989
EQ/Lord Abbett Large Cap Core                 N/A       $1,449     $2,087      $3,252      $285     $  873     $1,487     $3,141
EQ/Lord Abbett Mid Cap Value                  N/A       $1,396     $2,000      $3,071      $266     $  817     $1,394     $2,958
EQ/Marsico Focus                              N/A       $1,425     $2,049      $3,172      $276     $  848     $1,445     $3,060
EQ/MFS Emerging Growth Companies+             N/A       $1,372     $1,961      $2,990      $258     $  792     $1,352     $2,876
EQ/MFS Investors Trust+                       N/A       $1,360     $1,941      $2,949      $253     $  779     $1,331     $2,834
EQ/Money Market                               N/A       $1,181     $1,642      $2,315      $190     $  589     $1,013     $2,192
EQ/Montag & Caldwell Growth                   N/A       $1,404     $2,014      $3,102      $269     $  826     $1,409     $2,989
EQ/Mutual Shares                              N/A       $1,549     $2,251      $3,584      $321     $  979     $1,661     $3,477
EQ/Oppenheimer Global                         N/A       $1,798     $2,655      $4,375      $411     $1,243     $2,091     $4,277
EQ/Oppenheimer Main Street Opportunity**      N/A       $1,847     $2,733      $4,523      $429     $1,295     $2,174     $4,426
EQ/Oppenheimer Main Street Small Cap          N/A       $1,832     $2,710      $4,480      $423     $1,280     $2,149     $4,383
EQ/PIMCO Real Return                          N/A       $1,351     $1,926      $2,918      $250     $  770     $1,315     $2,803
EQ/Short Duration Bond                        N/A       $1,303     $1,847      $2,752      $233     $  719     $1,231     $2,635
EQ/Small Cap Value+                           N/A       $1,396     $2,000      $3,071      $266     $  817     $1,394     $2,958
EQ/Small Company Growth+                      N/A       $1,481     $2,141      $3,361      $296     $  907     $1,544     $3,251
EQ/Small Company Index                        N/A       $1,259     $1,772      $2,594      $218     $  672     $1,152     $2,475
EQ/TCW Equity++                               N/A       $1,419     $2,039      $3,152      $274     $  842     $1,435     $3,040
EQ/Templeton Growth                           N/A       $1,604     $2,342      $3,765      $340     $1,038     $1,757     $3,660
EQ/UBS Growth and Income                      N/A       $1,407     $2,019      $3,112      $270     $  829     $1,414     $2,999
EQ/Van Kampen Comstock                        N/A       $1,384     $1,980      $3,031      $262     $  804     $1,373     $2,917
EQ/Van Kampen Emerging Markets Equity         N/A       $1,584     $2,309      $3,699      $333     $1,016     $1,722     $3,593
EQ/Van Kampen Mid Cap Growth                  N/A       $1,410     $2,024      $3,122      $271     $  832     $1,420     $3,009
EQ/Wells Fargo Montgomery Small Cap++         N/A       $1,508     $2,184      $3,449      $306     $  935     $1,590     $3,340
---------------------------------------------------------------------------------------------------------------------------------




(1) If a non-life contingent period certain annuity option of ten years or more is chosen, a withdrawal charge would still apply if the annuity option is chosen before three participation years have elapsed.

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this prospectus regarding the planned substitution or merger of this portfolio.


                                                                    Fee table 15

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2006.



16 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

CONTRIBUTIONS TO YOUR CERTIFICATE

Payments made to us are called "contributions." We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. The following table summarizes our rules regarding contributions to your certificate.




----------------------------------------------------------------------------------
 Contract type    Source of contributions
----------------------------------------------------------------------------------
TSA              o Employer-remitted employee salary reduction and/or vari- ous types of employer contributions.

                 o Additional "catch-up" contributions.

                 o Designated Roth contributions under Section 402A of the Code.

                 o Direct transfers from another contract or arrangement under
                   Section 403(b) of the Internal Revenue Code, complying with
                   IRS Revenue Ruling 90-24.

                 o Eligible rollover distributions from other 403(b) plans, qualified plans, governmental employer EDC plans and
                   traditional IRAs, if permitted by the plan.
----------------------------------------------------------------------------------
Governmental     o Employer-remitted employee salary reduction and/or employer
Employer EDC       contributions.

                 o Additional "age 50 catch-up" contributions.

                 o If the plan permits, eligible rollover distributions from other governmental employer EDC plans, 403(b) plans,
                   qualified plans and traditional IRAs.
----------------------------------------------------------------------------------


----------------------------------------------------------------------------------
 Contract type    Limitations on contributions
----------------------------------------------------------------------------------
TSA              o For 2007, maximum amount of employer and employee
                   contributions is generally the lesser of $45,000 or 100% of compensation, with maximum salary reduction contribution of
                   $15,500.

                 o If employer's plan permits, an individual at least age 50 at any time during 2007 can make up to $5,000 additional salary reduction "catch-up" contributions.

                 o All salary reduction contributions (whether pre-tax or desig-
                   nated Roth) may not exceed the total maximum ($15,500 in 2007 and age 50 catch-up of $5,000).

                 o Rollover or direct transfer contributions after age 70-1/2 must be net of any required minimum distributions.

                 o Different sources of contributions and earnings may be
                   subject to withdrawal restrictions.

                 o We currently do not accept rollovers or direct transfers of funds from designated Roth accounts.
----------------------------------------------------------------------------------
Governmental     o Contributions subject to plan limits. Maximum contribution
Employer EDC       for 2007 is lesser of $15,500 or 100% of includible com-
                   pensation.

                 o If plan permits, an individual may make catch-up contribu-
                   tions for 3 years of service preceding plan retirement age, 2007 maximum is $31,000.

                 o If governmental employer EDC plan permits, an individual at least age 50 at any time during 2007 can make up to $5,000 additional salary reduction "catch-up" contributions. This must be coordinated with the "catch-up" contributions for 3 years of service preceding plan retirement age.
----------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information.

For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.



                                               Contract features and benefits 17

HOW EQUI-VEST(SM) STRATEGIES IS AVAILABLE

The contract is offered to fund certain TSA and EDC plans. The plan trustee or the employer will be the EQUI-VEST(SM) Strategies contract holder and participants under the plans will be covered by the contract. The maximum issue age for the participant is 75.



HOW CONTRIBUTIONS CAN BE MADE

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Your initial contribution must be preceded by an enrollment form and any other form we need to process the contribution. If any information is missing or unclear we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all the information we require within five business days after we receive an incomplete enrollment form, we will inform the financial professional submitting the enrollment form on your behalf. We will then return the contribution to your employer unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you or your employer selects (see "Selecting your investment method," later in this prospectus).


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------

You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions and your employer's plan limitations.
--------------------------------------------------------------------------------



18  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the EQUI-VEST(SM) Strategies contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors may include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation portfolios offer participants a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to participants and/or suggest, incidental to the sale of this contract, that participants consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.





--------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)              Objective
--------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.

AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.

AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.

AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.

AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.

MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY(1)

MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital
                              appreciation, consistent with a prudent level of risk.

MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.

MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current
                              income and capital appreciation.

MULTIMANAGER INTERNATIONAL    Long-term growth of capital.
 EQUITY(5)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
--------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable

AXA CONSERVATIVE ALLOCATION   o AXA Equitable

AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION

AXA MODERATE ALLOCATION       o AXA Equitable

AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION

MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY(1)
                              o ClearBridge Advisors, LLC

                              o Legg Mason Capital Management, Inc.

                              o Marsico Capital Management, LLC

MULTIMANAGER CORE BOND(2)     o BlackRock Financial Management, Inc.

                              o Pacific Investment Management Company
                                LLC

MULTIMANAGER HEALTH CARE(3)   o A I M Capital Management, Inc.

                              o RCM Capital Management LLC

                              o Wellington Management Company, LLP

MULTIMANAGER HIGH YIELD(4)    o Pacific Investment Management Company
                                LLC

                              o Post Advisory Group, LLC

MULTIMANAGER INTERNATIONAL    o AllianceBernstein L.P.
 EQUITY(5)
                              o JPMorgan Investment Management Inc.

                              o Marsico Capital Management, LLC
--------------------------------------------------------------------------------


                                               Contract features and benefits 19

---------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)              Objective
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.
 CORE EQUITY(6)

MULTIMANAGER LARGE CAP        Long-term growth of capital.
 GROWTH(7)

MULTIMANAGER LARGE CAP        Long-term growth of capital.
 VALUE(8)

MULTIMANAGER MID CAP          Long-term growth of capital.
 GROWTH(9)

MULTIMANAGER MID CAP          Long-term growth of capital.
 VALUE(10)

MULTIMANAGER TECHNOLOGY(11)   Long-term growth of capital.

TARGET 2015 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.

TARGET 2025 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.

TARGET 2035 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.

TARGET 2045 ALLOCATION        Seeks the highest total return over time consistent with
                              its asset mix. Total return includes capital growth and
                              income.
---------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)             Objective
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-     Seeks to achieve long-term growth of capital.
 MON STOCK

EQ/ALLIANCEBERNSTEIN GROWTH   Seeks to provide a high total return.
 AND INCOME++

EQ/ALLIANCEBERNSTEIN INTER-   Seeks to achieve high current income consistent with
 MEDIATE GOVERNMENT           relative stability of principal.
 SECURITIES

EQ/ALLIANCEBERNSTEIN INTER-   Seeks to achieve long-term growth of capital.
 NATIONAL



---------------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        o AllianceBernstein L.P.
 CORE EQUITY(6)               o Janus Capital Management LLC
                              o Thornburg Investment Management, Inc.

MULTIMANAGER LARGE CAP        o RCM Capital Management LLC
 GROWTH(7)                    o TCW Investment Management Company
                              o T. Rowe Price Associates, Inc.

MULTIMANAGER LARGE CAP        o AllianceBernstein L.P.
 VALUE(8)                     o Institutional Capital LLC
                              o MFS Investment Management

MULTIMANAGER MID CAP          o AllianceBernstein L.P.
 GROWTH(9)                    o Franklin Advisers, Inc.
                              o Provident Investment Counsel, Inc.

MULTIMANAGER MID CAP          o AXA Rosenberg Investment Management LLC
 VALUE(10)                    o TCW Investment Management Company
                              o Wellington Management Company, LLP

MULTIMANAGER TECHNOLOGY(11)   o Firsthand Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP

TARGET 2015 ALLOCATION        o AXA Equitable

TARGET 2025 ALLOCATION        o AXA Equitable

TARGET 2035 ALLOCATION        o AXA Equitable

TARGET 2045 ALLOCATION        o AXA Equitable
---------------------------------------------------------------------------------------
EQ Advisors Trust             Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-     o AllianceBernstein L.P.
 MON STOCK

EQ/ALLIANCEBERNSTEIN GROWTH   o AllianceBernstein L.P.
 AND INCOME++

EQ/ALLIANCEBERNSTEIN INTER-   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT
 SECURITIES

EQ/ALLIANCEBERNSTEIN INTER-   o AllianceBernstein L.P.
 NATIONAL


20 Contract features and benefits

-----------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                     Objective
-----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE           Seeks to achieve long-term growth of capital.
 CAP GROWTH

EQ/ALLIANCEBERNSTEIN QUALITY         Seeks to achieve high current income consistent with
 BOND                                moderate risk to capital.

EQ/ALLIANCEBERNSTEIN SMALL           Seeks to achieve long-term growth of capital.
 CAP GROWTH

EQ/ALLIANCEBERNSTEIN VALUE(++)       Seeks capital appreciation.

EQ/BLACKROCK BASIC VALUE             Seeks capital appreciation and secondarily, income.
 EQUITY(12)

EQ/BLACKROCK INTERNATIONAL           Seeks to provide current income and long-term growth of
 VALUE(13)                           income, accompanied by growth of capital.

EQ/BOSTON ADVISORS EQUITY            Seeks a combination of growth and income to achieve an
 INCOME                              above-average and consistent total return.

EQ/CALVERT SOCIALLY                  Seeks long-term capital appreciation.
 RESPONSIBLE

EQ/CAPITAL GUARDIAN GROWTH           Seeks long-term growth of capital.

EQ/CAPITAL GUARDIAN                  To achieve long-term growth of capital.
 INTERNATIONAL(**)

EQ/CAPITAL GUARDIAN                  Seeks to achieve long-term growth of capital.
 RESEARCH

EQ/CAPITAL GUARDIAN U.S.             Seeks to achieve long-term growth of capital.
 EQUITY(++)

EQ/CAYWOOD-SCHOLL HIGH               Seeks to maximize current income.
 YIELD BOND

EQ/DAVIS NEW YORK VENTURE(+)         Seeks long-term growth of capital.

EQ/EQUITY 500 INDEX                  Seeks a total return before expenses that approximates
                                     the total return performance of the S&P 500 Index,
                                     including reinvestment of dividends, at a risk level consis-
                                     tent with that of the S&P 500 Index.

EQ/EVERGREEN INTERNATIONAL           Seeks capital growth and current income.
 BOND

EQ/EVERGREEN OMEGA                   Seeks long-term capital growth.

EQ/FI MID CAP                        Seeks long-term growth of capital.

EQ/FI MID CAP VALUE(**)              Seeks long-term capital appreciation.

EQ/FRANKLIN INCOME                   Seeks to maximize income while maintaining prospects
                                     for capital appreciation.

EQ/FRANKLIN SMALL CAP VALUE          Seeks long-term total return.
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
EQ Advisors Trust                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                    applicable)
-----------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE           o AllianceBernstein L.P.
 CAP GROWTH

EQ/ALLIANCEBERNSTEIN QUALITY         o AllianceBernstein L.P.
 BOND

EQ/ALLIANCEBERNSTEIN SMALL           o AllianceBernstein L.P.
 CAP GROWTH

EQ/ALLIANCEBERNSTEIN VALUE(++)       o AllianceBernstein L.P.
                                     o AXA Rosenberg Investment Management LLC

EQ/BLACKROCK BASIC VALUE             o BlackRock Investment Management, LLC
 EQUITY(12)

EQ/BLACKROCK INTERNATIONAL           o BlackRock Investment Management Interna-
 VALUE(13)                             tional Limited

EQ/BOSTON ADVISORS EQUITY            o Boston Advisors, LLC
 INCOME

EQ/CALVERT SOCIALLY                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                         o Bridgeway Capital Management, Inc.

EQ/CAPITAL GUARDIAN GROWTH           o Capital Guardian Trust Company

EQ/CAPITAL GUARDIAN                  o Capital Guardian Trust Company
 INTERNATIONAL(**)

EQ/CAPITAL GUARDIAN                  o Capital Guardian Trust Company
 RESEARCH

EQ/CAPITAL GUARDIAN U.S.             o Capital Guardian Trust Company
 EQUITY(++)

EQ/CAYWOOD-SCHOLL HIGH               o Caywood-Scholl Capital Management
 YIELD BOND

EQ/DAVIS NEW YORK VENTURE(+)         o Davis Selected Advisers, L.P.

EQ/EQUITY 500 INDEX                  o AllianceBernstein L.P.

EQ/EVERGREEN INTERNATIONAL           o Evergreen Investment Management
 BOND                                  Company, LLC
                                     o First International Fund Advisors (dba
                                       "Evergreen International")

EQ/EVERGREEN OMEGA                   o Evergreen Investment Management
                                       Company, LLC

EQ/FI MID CAP                        o Fidelity Management & Research Company

EQ/FI MID CAP VALUE(**)              o Fidelity Management & Research Company

EQ/FRANKLIN INCOME                   o Franklin Advisers, Inc.

EQ/FRANKLIN SMALL CAP VALUE          o Franklin Advisory Services, LLC
-----------------------------------------------------------------------------------------


                                               Contract features and benefits 21

----------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                   Objective
----------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON               Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY(+)               income.

EQ/GAMCO MERGERS AND                Seeks to achieve capital appreciation.
 ACQUISITIONS

EQ/GAMCO SMALL COMPANY              Seeks to maximize capital appreciation.
 VALUE

EQ/INTERNATIONAL GROWTH             Seeks to achieve capital appreciation.

EQ/JANUS LARGE CAP GROWTH(++)       Seeks long-term growth of capital.

EQ/JPMORGAN CORE BOND               Seeks to provide a high total return consistent with mod-
                                    erate risk to capital and maintenance of liquidity.

EQ/JPMORGAN VALUE                   Long-term capital appreciation.
 OPPORTUNITIES

EQ/LEGG MASON VALUE EQUITY          Seeks long-term growth of capital.

EQ/LONG TERM BOND                   Seeks to maximize income and capital appreciation
                                    through investment in long-maturity debt obligations.

EQ/LORD ABBETT GROWTH AND           Capital appreciation and growth of income without
 INCOME                             excessive fluctuation in market value.

EQ/LORD ABBETT LARGE CAP            Capital appreciation and growth of income with reason-
 CORE                               able risk.

EQ/LORD ABBETT MID CAP VALUE        Capital appreciation.

EQ/MARSICO FOCUS                    Seeks long-term growth of capital.

EQ/MFS EMERGING GROWTH              Seeks to provide long-term capital growth.
 COMPANIES(**)

EQ/MFS INVESTORS TRUST(**)          Seeks long-term growth of capital with a secondary
                                    objective to seek reasonable current income. For purposes
                                    of this Portfolio, the words "reasonable current income"
                                    mean moderate income.

EQ/MONEY MARKET                     Seeks to obtain a high level of current income, preserve
                                    its assets and maintain liquidity.

EQ/MONTAG & CALDWELL                Seeks to achieve capital appreciation.
 GROWTH

EQ/MUTUAL SHARES                    Seeks capital appreciation, which may occasionally be
                                    short-term, and secondarily, income.

EQ/OPPENHEIMER GLOBAL               Seeks capital appreciation.

EQ/OPPENHEIMER MAIN STREET          Seeks long-term capital appreciation.
 OPPORTUNITY(+)

EQ/OPPENHEIMER MAIN STREET          Seeks capital appreciation.
 SMALL CAP

EQ/PIMCO REAL RETURN                Seeks maximum real return consistent with preservation
                                    of real capital and prudent investment management.

EQ/SHORT DURATION BOND              Seeks current income with reduced volatility of principal.



--------------------------------------------------------------------------------
EQ Advisors Trust                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                   applicable)
--------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON               o AXA Equitable
 FOUNDING STRATEGY(+)
EQ/GAMCO MERGERS AND                o GAMCO Asset Management Inc.
 ACQUISITIONS
EQ/GAMCO SMALL COMPANY              o GAMCO Asset Management Inc.
 VALUE
EQ/INTERNATIONAL GROWTH             o MFS Investment Management.
EQ/JANUS LARGE CAP GROWTH(++)       o Janus Capital Management LLC
EQ/JPMORGAN CORE BOND               o JPMorgan Investment Management Inc.
EQ/JPMORGAN VALUE                   o JPMorgan Investment Management Inc.
 OPPORTUNITIES
EQ/LEGG MASON VALUE EQUITY          o Legg Mason Capital Management, Inc.
EQ/LONG TERM BOND                   o BlackRock Financial Management, Inc.
EQ/LORD ABBETT GROWTH AND           o Lord, Abbett & Co. LLC
 INCOME
EQ/LORD ABBETT LARGE CAP            o Lord, Abbett & Co. LLC
 CORE
EQ/LORD ABBETT MID CAP VALUE        o Lord, Abbett & Co. LLC
EQ/MARSICO FOCUS                    o Marsico Capital Management, LLC
EQ/MFS EMERGING GROWTH              o MFS Investment Management
 COMPANIES(**)
EQ/MFS INVESTORS TRUST(**)          o MFS Investment Management
EQ/MONEY MARKET                     o The Dreyfus Corporation
EQ/MONTAG & CALDWELL                o Montag & Caldwell, Inc.
 GROWTH
 EQ/MUTUAL SHARES                   o Franklin Mutual Advisers, LLC
EQ/OPPENHEIMER GLOBAL               o OppenheimerFunds, Inc.
EQ/OPPENHEIMER MAIN STREET          o OppenheimerFunds, Inc.
 OPPORTUNITY(+)
EQ/OPPENHEIMER MAIN STREET          o OppenheimerFunds, Inc.
 SMALL CAP
EQ/PIMCO REAL RETURN                o Pacific Investment Management Company,
                                      LLC
EQ/SHORT DURATION BOND              o BlackRock Financial Management, Inc.
--------------------------------------------------------------------------------


22 Contract features and benefits

---------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)              Objective
---------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE(**)        Seeks capital appreciation.

EQ/SMALL COMPANY GROWTH(**)   Seeks to achieve capital appreciation.

EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the
                              deduction of portfolio expenses) the total return of the
                              Russell 2000 Index.

EQ/TCW EQUITY(++)             Seeks to achieve long-term capital appreciation.

EQ/TEMPLETON GROWTH           Seeks long-term capital growth.

EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/VAN KAMPEN COMSTOCK        Capital growth and income.

EQ/VAN KAMPEN EMERGING        Seeks long-term capital appreciation.
 MARKETS EQUITY

EQ/VAN KAMPEN MID CAP         Capital growth.
 GROWTH

EQ/WELLS FARGO MONTGOMERY     Seeks long-term capital appreciation.
 SMALL CAP(++)
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
EQ Advisors Trust             Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
---------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE(**)        o Lazard Asset Management LLC
                              o Franklin Advisory Services, LLC

EQ/SMALL COMPANY GROWTH(**)   o Bear Stearns Asset Management Inc.
                              o Eagle Asset Management, Inc.
                              o Wells Capital Management, Inc.

EQ/SMALL COMPANY INDEX        o AllianceBernstein L.P.

EQ/TCW EQUITY(++)             o TCW Investment Management Company

EQ/TEMPLETON GROWTH           o Templeton Global Advisors Limited

EQ/UBS GROWTH AND INCOME      o UBS Global Asset Management
                                (Americas) Inc.

EQ/VAN KAMPEN COMSTOCK        o Morgan Stanley Investment
                                Management, Inc.

EQ/VAN KAMPEN EMERGING        o Morgan Stanley Investment
 MARKETS EQUITY                 Management, Inc.

EQ/VAN KAMPEN MID CAP         o Morgan Stanley Investment
 GROWTH                         Management, Inc.

EQ/WELLS FARGO MONTGOMERY     o Wells Capital Management, Inc.
 SMALL CAP(++)
---------------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.




--------------------------------------------------------------------------------
 FN          Portfolio Name until May 29, 2007
--------------------------------------------------------------------------------
(1)          AXA Premier VIP Aggressive Equity
(2)          AXA Premier VIP Core Bond
(3)          AXA Premier VIP Health Care
(4)          AXA Premier VIP High Yield
(5)          AXA Premier VIP International Equity
(6)          AXA Premier VIP Large Cap Core Equity
(7)          AXA Premier VIP Large Cap Growth
(8)          AXA Premier VIP Large Cap Value
(9)          AXA Premier VIP Mid Cap Growth
(10)         AXA Premier VIP Mid Cap Value
(11)         AXA Premier VIP Technology
(12)         EQ/Mercury Basic Value Equity
(13)         EQ/Mercury International Value
--------------------------------------------------------------------------------



(**) This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

(+) This investment option will be available on or about May 29, 2007, subject to regulatory approval.

(++) Please see the supplement included with this prospectus regarding the planned substitution or merger of this investment option, subject to regulatory approval.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.



                                               Contract features and benefits 23

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information," later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the annual minimum guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.


The annual minimum guaranteed interest rate for 2007 is 3.00%. The lifetime minimum guaranteed interest rate can range from 1.00% to 3.00% depending on the calendar year in which your certificate is issued. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.



FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for participants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity options so that generally 10 fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

o   the rate to maturity is 3%; or

o   the fixed maturity option's maturity date is within 45 days; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b) subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2007, the next available maturity date was June 15, 2007 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment, positive or negative, resulting from a withdrawal or transfer of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your certificate. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and


24  Contract features and benefits

(b) the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD

Your employer or you must choose one of the following two methods for selecting your investment options:

o Maximum investment options choice. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o Maximum transfer flexibility. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.



-----------------------------------------------------------------------------------------------------------
                               Investment Options
                                        A
-----------------------------------------------------------------------------------------------------------
o Guaranteed Interest Option
-----------------------------------------------------------------------------------------------------------
 Domestic stocks
-----------------------------------------------------------------------------------------------------------
o AXA Aggressive Allocation                                              o EQ/Marsico Focus
o AXA Moderate-Plus Allocation                                           o EQ/MFS Emerging Growth Companies+
o EQ/AllianceBernstein Common Stock                                      o EQ/MFS Investors Trust+
o EQ/AllianceBerstein Growth and                                         o EQ/Montag & Caldwell Growth
  Income++                                                               o EQ/Mutual Shares
o EQ/AllianceBernstein Large Cap                                         o EQ/Oppenheimer Main Street
  Growth                                                                   Opportunity**
o EQ/AllianceBernstein Small Cap                                         o EQ/Oppenheimer Main Street Small
  Growth                                                                   Cap
o EQ/AllianceBernstein Value++                                           o EQ/Small Cap Value+
o EQ/BlackRock Basic Value Equity*                                       o EQ/Small Company Growth +
o EQ/Boston Advisors Equity Income                                       o EQ/Small Company Index
o EQ/Calvert Socially Responsible                                        o EQ/TCW Equity++
o EQ/Capital Guardian Growth                                             o EQ/Templeton Growth
o EQ/Capital Guardian Research                                           o EQ/UBS Growth and Income
o EQ/Capital Guardian U.S. Equity++                                      o EQ/Van Kampen Comstock
o EQ/David New York Venture**                                            o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                                                    o EQ/Wells Fargo Montgomery Small
o EQ/Evergreen Omega                                                       Cap++
o EQ/FI Mid Cap                                                          o Multimanager Aggressive Equity*
o EQ/FI Mid Cap Value+                                                   o Multimanager Health Care*
o EQ/Franklin Small Cap Value                                            o Multimanager Large Cap Core Equity*
o EQ/Franklin Templeton Founding                                         o Multimanager Large Cap Growth*
  Strategy**                                                             o Multimanager Large Cap Value*
o EQ/GAMCO Mergers and Acquisitions                                      o Multimanager Mid Cap Growth*
o EQ/GAMCO Small Company Value                                           o Multimanager Mid Cap Value*
o EQ/Janus Large Cap Growth++                                            o Multimanager Technology*
o EQ/JPMorgan Value Opportunities                                        o Target 2015 Allocation(1)
o EQ/Legg Mason Value Equity                                             o Target 2025 Allocation(1)
o EQ/Lord Abbett Growth and Income                                       o Target 2035 Allocation(1)
o EQ/Lord Abbett Large Cap Core                                          o Target 2045 Allocation(1)
o EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------
  International Stocks
-----------------------------------------------------------------------------------------------------------
o EQ/AllianceBernstein International                                     o EQ/Oppenheimer Global
o EQ/BlackRock International Value*                                      o EQ/Van Kampen Emerging Markets
o EQ/Capital Guardian International+                                       Equity
o EQ/International Growth                                                o Multimanager International Equity*
-----------------------------------------------------------------------------------------------------------
  Balanced/hybrid
-----------------------------------------------------------------------------------------------------------
o AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------
                                                        B
-----------------------------------------------------------------------------------------------------------
 Fixed income
-----------------------------------------------------------------------------------------------------------
o AXA Conservative Allocation                                            o EQ/JPMorgan Core Bond
o AXA Conservative-Plus Allocation                                       o EQ/Long Term Bond
o EQ/AllianceBernstein Intermediate                                      o EQ/Money Market
  Government Securities                                                  o EQ/PIMCO Real Return
o EQ/AllianceBernstein Quality Bond                                      o EQ/Short Duration Bond
o EQ/Caywood-Scholl High Yield Bond                                      o Multimanager Core Bond*
o EQ/Evergreen International Bond                                        o Multimanager High Yield*
o EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------
 Fixed maturity options
-----------------------------------------------------------------------------------------------------------
 The fixed maturity options are only available in states where approved.
 Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."



(1) Since these investment options, collectively, the "Target Allocation investment options," as they approach their respective target dates, and thereafter, are expected to invest more heavily in fixed income securities, we reserve the right to make them group "B" investment options at or after their respective target dates. Please note that if you select the "Maximum transfer flexibility" method, and have included any of the Target Allocation investment options among your investment options, you will be deemed to have changed to the "maximum investment options choice" method. If you select the "maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.



                                              Contract features and benefits  25

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" earlier in this prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser(s) will change on or about May 29, 2007, subject to regulatory approval. See the supple ment included with this prospectus for more information.

++ Please see the supplement included with this prospectus regarding the planned substitution or merger of this investment option, subject to regulatory approval.


ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.


ALLOCATING YOUR CONTRIBUTIONS


Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method. However, you may not allocate more than one contribution to any one fixed maturity option. If you are age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus. After your certificate is issued, either you or your employer may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny such requests. See "Transferring your money among investment options" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

--------------------------------------------------------------------------------

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed employer application, along with any other required documents. The contract date will be shown in the contract. The 12-month period beginning on the contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is the "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
--------------------------------------------------------------------------------


DEATH BENEFIT

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, or
(ii) the standard death benefit. Your account value will include any positive market value adjustment but will not include any negative market value adjustment that would apply to a withdrawal. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balance (including any accrued, but unpaid, interest).

ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.


You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(SM) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.


If you elect the enhanced death benefit, the death benefit is equal to the greater of:

    (a) your account value (without any negative market value adjust-


26  Contract features and benefits
     ment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); or


    (b) the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix III at the end of this prospectus provides an example of how the enhanced death benefit is calculated.


HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).


Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution ("RMD") requirements which begin after age 70-1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain optional benefits may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information see "Tax information" later in this prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.


For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, the refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, the refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. For TSA and EDC contracts, your refund will also be less any amounts in the loan reserve account. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest or market value adjustment).


If you reside in the state of California and you are age 60 and older at the time the certificate is issued, you may return your certificate within 30 days from the date that you receive it and receive a refund as described below.

If you allocate the entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option), the amount of the refund will be equal to the contribution less interest, unless you make a transfer, in which case the amount of the refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, the refund will be equal to your account value on the date we receive your request to cancel at our processing office.

We may require that you wait six months before you apply for a certificate with us again if:

o   you cancel your certificate during the free look period; or

o you change your mind before you receive your certificate whether we have received your contribution or not.

Please see "Tax information" later in this prospectus for possible consequences of canceling your certificate.


                                              Contract features and benefits  27

2. Determining your certificate's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) any outstanding loan plus accrued interest.


YOUR CERTIFICATE'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge or third-party transfer or exchange charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.


YOUR CERTIFICATE'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.


YOUR CERTIFICATE'S VALUE IN THE FIXED MATURITY OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



28  Determining your certificate's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If you are age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2007, all maturities were available.


o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

o If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.


Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing or by telephone using TOPS or online using EQAccess. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1) the certificate number,

(2) the dollar amounts to be transferred, and

(3) the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities


                            Transferring your money among investment options  29
may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us owner/participant trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner/participant is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected certificate. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the contract owner/participant.


Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



AUTOMATIC TRANSFER OPTIONS


INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."


INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.


The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore,



30 Transferring your money among investment options you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.


WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your certificate terminates.


REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a) in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b) how often you want the rebalancing to occur (quarterly, semian nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value," above, in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested. The rebalancing program will then remain in effect unless you request in writing that it be cancelled.

You may change your allocation instructions or cancel the program at any time.

For certificates with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the loan reserve account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans" in "Accessing your money," later in this prospectus.)


                            Transferring your money among investment options  31

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST(SM) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws.
(See "Forfeitures" below.) More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.



FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a TSA participant who is not fully vested under a plan separates from service. TSA participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a TSA participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.


METHOD OF WITHDRAWAL

--------------------------------------------------------------------------------
                   Partial                       Minimum
    Contract    withdrawal       Systematic   distribution
--------------------------------------------------------------------------------
TSA             yes(1)(3)      yes(1)(2)(3)    yes(2)(3)
--------------------------------------------------------------------------------
EDC            yes(1)(2)(3)    yes(1)(2)(3)    yes(2)(3)
--------------------------------------------------------------------------------

(1) Only if the certificate is not subject to withdrawal restrictions.

(2) Only if there are no outstanding loans.

(3) Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.



PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your certificate at any time while you are living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value.


Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. (See "10% free withdrawal amount" in "Charges and expenses" later in this prospectus.)

SYSTEMATIC WITHDRAWALS

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3) you may specify a dollar amount from only one variable investment option.

You may elect systematic withdrawals if:

o   the plan permits it;

o   your certificate is not subject to withdrawal restrictions; and

o   your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.


LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(See "Tax information" later in this prospectus)

We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. Before electing an account-based withdrawal option, please refer to "Tax information," "Required minimum distributions" later in this prospectus. You may choose instead an annuity payout option.


32  Accessing your money

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding TSAs and other 403(b) arrangements and EDC or 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits.


You may elect our RMD automatic withdrawal option in the year in which you reach age 70-1/2 or in any later year, subject to the terms of your plan, if applicable. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See the "Required minimum distributions" section in "Tax information" later in this prospectus for your specific type of retirement arrangement.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our required minimum distribution automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

You may not elect the minimum distribution option if you have an outstanding loan under your certificate.


If you purchase your EQUI-VEST(SM) Strategies TSA certificate via a direct transfer of funds from another 403(b) arrangement and you tell us at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your certificate before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70-1/2 or retiring.


Distributions from a qualified plan are subject to the provisions of the plan document.

--------------------------------------------------------------------------------
For certificates subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a TSA certificate you may use our automatic deposit service.


Under this service we will automatically deposit the required minimum distribution payment from your TSA certificate directly into an existing EQUI-VEST(SM) NQ or ROTH IRA or an existing EQUI-VEST(SM) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.



LOANS


If the plan permits, loans are available under a TSA plan, or governmental employer EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. Federal income tax rule requirements apply even if the plan is not subject to ERISA. You may borrow against your account value. Also, ERISA rules may apply to loans under TSA certificates. Loans are not available under any TSA or governmental employer EDC certificate when the required minimum distribution automatic withdrawal option has been elected. Loans will be available under the EQUI-VEST(SM) Strategies contract if requested by the employer.


Before we make a loan, you must properly complete and sign a loan request form. In the case of certain TSA certificates subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC certificates, the loan must be approved by your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the certificate, read the terms and conditions in the loan request form carefully and consult with a tax adviser before taking a loan. Also, see Appendix IV later in this prospectus for any state restrictions you may be subject to if you take a loan.

We permit only one loan to be outstanding at any time.


Loan reserve account When you take a loan, we will transfer to a "loan reserve account", an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). We will credit interest to the amount in the loan reserve account at a rate that is 2% lower than the loan interest rate that applies for the time your loan is outstanding. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee Table" for more information.


A loan will not be treated as a taxable distribution unless:

o it exceeds limits of federal income tax rules; or

o interest and principal are not paid when due; or

o in some instances, service with the employer terminates.


The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loans are discussed further in "Tax information" later in this prospectus.



TERMINATION OF PARTICIPATION


Your participation under the EQUI-VEST(SM) Strategies contract may be terminated by us and your account value paid to your employer if:



                                                        Accessing your money  33

(1) your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2) you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3) we have not received any contributions on your behalf within 120 days from your participation date; or

(4) the plan is no longer qualified under the Code and the EQUI-VEST(SM) Strategies contract is terminated by us.


We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.


The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST(SM) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.


The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.


TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

o   turning age 70-1/2; or

o   death; or

o   retirement; or

o termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.



YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(SM) Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue.


ANNUITY PAYOUT OPTIONS

--------------------------------------------------------------------------------
Fixed annuity payout options
                                   o Life annuity

                                   o Life annuity with period
                                     certain

                                   o Life annuity with refund
                                     certain

                                   o Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity payout
  options (as described in a       o Life annuity
  separate prospectus for this
  option)                          o Life annuity with period
                                     certain



o Life annuity: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.


o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.



34  Accessing your money

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST(SM) Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.


We may offer other payout options not outlined here. Your financial professional can provide details.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in "Withdrawal charge," under "Charges and Expenses" later in this prospectus. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment. See "Market value adjustment" under "Contract features and benefits" earlier in this prospectus.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's maturity date. Your certificate's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the participation date anniversary that follows your 85th birthday. This may be different in some states.

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers among the variable investment options if a variable annuity is selected.


We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.


The amount of the annuity payments will depend on:

(1) the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4) in the case of a period certain annuity, the period selected; and


(5) the frequency of the payments.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


                                                        Accessing your money  35

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER THE CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group and by variable investment option between 0.25% to 1.20% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.20%, 0.90%, 0.70%, 0.50% or 0.25%.

Charges may be based on:

o the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

o the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

o   whether we will be the sole contract provider;

o   the level of services provided by your financial professional; and

o   our sales-related expenses.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.


We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(SM) Strategies contracts.



ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each participation year. We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely.

We will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(SM) Strategies contracts.


CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

CHARGE FOR ENHANCED DEATH BENEFIT

If you elect the enhanced death benefit we deduct a charge annually from your account value on each anniversary of your participation date. The charge is currently equal to 0.15% of your account value.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

WITHDRAWAL CHARGE

A withdrawal charge of up to 6% may apply for up to the first 10 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the


36  Charges and expenses
sale of the contract. The period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(SM) Strategies contracts.


As noted above, the withdrawal charge may vary from group to group. In general, the withdrawal charge schedule is one of three options selected by the group. Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first five participation years, 5% of the amount withdrawn during the 6th participation year, 4% of the amount withdrawn during the 7th participation year, 3% of the amount withdrawn during the 8th participation year, 2% of the amount withdrawn during the 9th participation year, and 1% of the amount withdrawn during the 10th participation year.

Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first four participation years and 5% of the amount withdrawn during the 5th participation year. Under this schedule, there is no withdrawal charge in the 6th and later participation years.

Under some group contracts, there is no withdrawal charge.

The withdrawal charge percentages may be different for certain group contracts, including group contracts issued to certain schools in Texas and other states.

If your group contract is subject to a withdrawal charge, it will not apply under the circumstances described as follows:

o each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

o   after five participation years and you are at least age 59-1/2; or

o you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o   you die and the death benefit is made available to the beneficiary; or

o after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59-1/2 and allows no prepayment; or

o after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or


o the amount withdrawn is applied to the election of a life contingent annuity payout option; or

o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or


o   you have reached age 55 and have separated from service.

In addition, particular groups may receive one or more of the following waivers:

(1) You sever from employment with your employer.

(2) The withdrawal is made to satisfy minimum distribution requirements.

(3) You elect a withdrawal that qualifies as a hardship or unforesee able emergency withdrawal under the Code.

(4) You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

    Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(5) We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(6) You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

    -- its main function is to provide skilled, intermediate, or custodial nursing care;

    -- it provides continuous room and board to three or more persons;

    -- it is supervised by a registered nurse or licensed practical nurse;

    -- it keeps daily medical records of each patient;

    -- it controls and records all medications dispensed; and

    -- its primary service is other than to provide housing for residents.

                                                        Charges and expenses  37

(7) The employer elects to move the plan assets to a different funding vehicle after five contract years.

(8) The withdrawal is made to provide any annuity benefits that we offer as requested by your employer.

The withdrawal charge will apply if the condition as described in items 4 through 6 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.


See Appendix IV, later in this prospectus for information on state availability and variations with respect to this charge.


In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options to the extent you have values in those options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees ranging from 0.10% to 1.20%.


o    12b-1 fees of 0.25% for Class IB/B shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.



VARIATIONS IN CHARGES


For certain groups offered the EQUI-VEST(SM) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST(SM) Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.


Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.


38  Charges and expenses

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


                                                        Charges and expenses  39

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the AXA Equitable Access Account, an interest bearing account with check writing privileges. The AXA Equitable Access Account is part of AXA Equitable's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.


BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the certificate in your name and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

o   The certificate continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o   Loans will no longer be available.

o The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


40  Payment of death benefit

7.  Tax information

--------------------------------------------------------------------------------

TAX INFORMATION AND ERISA MATTERS


OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer's plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST(SM) Strategies.



CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Code
Section 403(b) Arrangements: a 403(b) TSA annuity contract such as an EQUI-VEST(SM) Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity's features and benefits, such as EQUI-VEST(SM) Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) TSAs and 457 plans. For this purpose additional annuity contract benefits may include, but are not limited to, enhanced death benefits. Employers should consider the potential implication of these Regulations before choosing this annuity contract.


SPECIAL RULES FOR TAX-FAVORED
RETIREMENT PROGRAMS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

o participation and coverage;

o nondiscrimination;

o vesting and funding;

o limits on contributions, distributions, and benefits;

o withholding;

o reporting and disclosure; and

o penalties.

--------------------------------------------------------------------------------
State income tax rules covering contributions to and distributions from employer-sponsored retirement programs may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS



You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) TSA or governmental employer EDC plan. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($52,000, as cost of living indexed beginning in 2007). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may



                                                             Tax information  41
also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution.


TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

Please Note: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. The IRS and Treasury have recently issued proposed regulations on Section 403(b) of the Code. If finalized in their current form, these proposed regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these proposed regulations could affect employers and participants.


GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) arrangements: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.


CONTRIBUTIONS TO TSAS


There are three ways you can make contributions to this EQUI-VEST(SM) Strategies TSA contract:


o   annual contributions made through the employer's payroll; or

o   a rollover from another eligible retirement plan; or


o a full or partial direct transfer of assets from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24 ("direct transfer").

ANNUAL CONTRIBUTIONS. Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free direct transfers from another 403(b) arrangement or tax-deferred rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. Beginning in 2006, if the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions", which are made on an after-tax basis to the 403(b) arrangement.


Some employer contributions may be subject to vesting under the employer's plan.


The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2007 is the lesser of $45,000 (after adjustment for cost of living changes) or 100% of compensation. When figuring out the contribution limit you have to:


o include reallocated forfeitures and voluntary nondeductible employee contributions;

o include compensation from the employer in the form of elective deferrals and excludible contributions under Code Section 457 EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


o disregard compensation or earned income of more than a specified amount. This amount is $225,000 for 2007. This amount may be further adjusted for cost of living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $15,500 for 2007, and may be further adjusted for cost of living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2007 can make up to $5,000 additional salary reduction contributions for 2007.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years.

If contributions to a TSA exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail TSA rules.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. Eligible rollover distributions from 403(b) plans, 401(a) qualified plans, governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. Therefore, you may make rollover contributions to your EQUI-VEST(SM) Strategies TSA certificate from these sources: qualified plans, governmental employer EDC plans, other TSAs and 403(b) arrangements and traditional IRAs.



42  Tax information

Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA, qualified plan, or governmental employer EDC plan as a result of your:

o   termination of employment with the employer who provided the plan funds; or

o   reaching age 59-1/2 even if you are still employed; or

o   disability (special federal income tax definition).

You may be able to roll over pre-tax funds from your traditional IRA to your TSA at any time.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. After-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA.

ROTH AFTER-TAX CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) arrangement, they may be rolled over to a designated Roth account under another 403(b) arrangement. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over designated Roth account funds under a 401(k) plan to a 403(b) arrangement. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) arrangement. We are not currently accepting rollovers of designated Roth account funds from another 403(b) arrangement to EQUI-VEST(SM) Strategies TSA.


DIRECT TRANSFERS. A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and


o the EQUI-VEST(SM) Strategies contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an EQUI-VEST(SM) Strategies TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.


We currently do not accept direct transfers of designated Roth account funds under another 403(b) arrangement.


SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE 70-1/2. Any rollover or direct transfer contribution to an EQUI-VEST(SM) Strategies TSA must be net of the required minimum distribution for the tax year if:


o   you are or will be at least age 70-1/2 in the current calendar year, and


o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the EQUI-VEST(SM) Strategies TSA.


This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or other eligible retirement plan; or

o   direct rollover from another TSA or other eligible retirement plan; or

o   direct transfer under Revenue Ruling 90-24 from another TSA.


DISTRIBUTIONS FROM TSAS


GENERAL

Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal.


WITHDRAWAL RESTRICTIONS. You may not be able to withdraw or take payment from all or part of your TSA unless you reach age 59-1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship. Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings. The plan may also impose withdrawal restrictions on employer contributions and related earnings.


For amounts that were directly transferred to your certificate in a Revenue Ruling 90-24 transfer from another 403(b) arrangement: If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1998, account balance attributable to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1998, account balance if you have qualifying amounts transferred to your TSA certificate. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's plan.


                                                             Tax information  43

Withdrawals from TSA contracts with designated Roth contribution funds are subject to existing restrictions on distributions from TSA contracts.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions. Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.


If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59-1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income.


DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) arrangement.

ANNUITY PAYMENTS. If you elect an annuity payout option, the nontaxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


LOANS FROM TSAS. The following discussion also applies to loans under governmental employer EDC plans. See "Public employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a TSA plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state restrictions you may be subject to if you take a loan.


Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.



o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(SM) Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.


o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at


44  Tax information
   least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.


You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


The recipient plan must agree to take the distribution. If you are rolling over from a TSA to a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.


NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan.


ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) arrangement may be rolled over only to a designated Roth account under another 403(b) arrangement or a Roth IRA. They cannot be rolled over to a non-Roth after-tax contribution account under a 403(b) arrangement or 401(k) plan. You may not roll over designated Roth account funds under a 403(b) arrangement to a designated Roth account under a 401(k) plan.


Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59-1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer EDC plan (qualified plan, TSA or traditional IRA) into a governmental employer EDC plan, and you later take a distribution from the recipient government employer EDC plan, those amounts generally remain subject to the penalty.


You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.


Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.


DISTRIBUTION REQUIREMENTS


TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.



SPOUSAL CONSENT RULES

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request a withdrawal type transaction under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.


EARLY DISTRIBUTION PENALTY TAX


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:


o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or


                                                             Tax information  45

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)


SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employer). Since EQUI-VEST(SM) Strategies(SM) is open only to governmental employer EDC plans no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.

CONTRIBUTION LIMITS. The maximum contribution for 2007 is the lesser of $15,500 or 100% of includible compensation.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $31,000 for 2007.

If the plan permits, an individual at least age 50 at any time during 2007 may be able to make up to $5,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans (TSAs), 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70-1/2, severs from employment with the employer or is faced with an unforeseeable emergency.
Income or gains on contributions under an EDC plan are subject to federal income tax when amounts are distributed to the employee or beneficiary. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.

DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70-1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.


TAX TREATMENT OF DISTRIBUTIONS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Federal and State income tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59-1/2 distributions.



46  Tax information

TAX-DEFERRED ROLLOVERS. A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or TSA, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.


If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, TSA, or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

LOANS. Same as for TSAs. (See "Loans from TSAs" under "Distributions from TSAs" earlier in this prospectus.)


BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) TSAs and 457 plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, TSA and EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70-1/2. However, TSA and EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70-1/2, as follows:

o For TSA and EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70-1/2.

The first required minimum distribution is for the calendar year in which you turn age 70-1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70-1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your TSA or EDC as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR RETIREMENT PLANS?


No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.



WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR CERTIFICATE BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution (RMD) automatic withdrawal option.


                                                             Tax information  47

Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

The IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) arrangement. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall TSA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.


WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age-group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.


WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.


If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.


NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual participant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual participant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.


ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.


o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(SM) Strategies processing and all other terms and conditions of the loan.


o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an


48  Tax information
    amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).


The EQUI-VEST(SM) Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), and any distribution from a TSA or governmental employer EDC plan which is not an eligible rollover distribution we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a TSA or governmental employer EDC plan. If a non-periodic distribution from a TSA or governmental employer EDC plan is not an "eligible rollover distribution" then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA, GOVERNMENTAL EMPLOYER EDC AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from governmental employer EDC plans and


                                                             Tax information  49

TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from governmental employer EDC plan distributions. An eligible rollover distribution from one of these eligible retirement plans can be rolled over to another one of these eligible retirement plans or a traditional IRA. All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are "required minimum distributions" after age 70-1/2 or retirement; or

o   hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   corrective distributions which fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   a death benefit payment to a beneficiary who is not your surviving spouse;
    or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.


50  Tax information

8. More information

--------------------------------------------------------------------------------


ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA/A or Class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and


(8) to unilaterally change the contract and your certificate in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract and your certificate must be in writing and made by our authorized officer. We will provide notice of any contract and certificate changes.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan relating to its Class IB/B shares, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.

The rates to maturity for new allocations as of February 15, 2007 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
  Fixed Maturity Options
 with June 15th Maturity    Rate to Maturity as of      Price Per $100 of
  Date of Maturity Year       February 15, 2007         Maturity Value
--------------------------------------------------------------------------------
           2007                     3.70%                     $ 98.81
           2008                     3.75%                     $ 95.22
           2009                     3.80%                     $ 91.67
           2010                     3.85%                     $ 88.17
           2011                     3.90%                     $ 84.73
           2012                     3.95%                     $ 81.33
           2013                     4.10%                     $ 77.53
           2014                     4.15%                     $ 74.21
           2015                     4.20%                     $ 70.97
           2016                     4.30%                     $ 67.50
--------------------------------------------------------------------------------



                                                            More information  51

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------
If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The interests under the contract in the general account are issued by AXA Equitable. Interests in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


52  More information

DATES AND PRICES AT WHICH CERTIFICATE EVENTS
OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS


o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.


o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.


o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.


o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees; or

o   the formal approval of independent auditors selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the


                                                            More information  53
regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.


FUNDING CHANGES


The employer or trustee can change the funding vehicle for the plan.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 0.35% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(SM) Strategies on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new



54  More information
relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                                            More information  55

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2006 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference. AXA Equitable intends to send owners account statements and other such legally-required reports. AXA Equitable does not anticipate such reports will include periodic financial statements or information concerning AXA Equitable.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


56  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.20% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.90% and 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our Processing Office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with an asset based charge of 0.25% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


 THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
 UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.
-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             1998    1999    2000
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Conservative Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Conservative-Plus Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Moderate Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Moderate-Plus Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP Aggressive Equity
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP Core Bond
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP Health Care
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP High Yield
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP International Equity
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP Large Cap Growth
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 AXA Premier VIP Large Cap Value
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
-----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                             2001       2002         2003
----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                 --            --     $ 109.19
  Number of units outstanding (000's)                                                        --            --            1
 AXA Conservative Allocation
  Unit value                                                                                 --            --     $ 102.19
  Number of units outstanding (000's)                                                        --            --            2
 AXA Conservative-Plus Allocation
  Unit value                                                                                 --            --     $ 104.18
  Number of units outstanding (000's)                                                        --            --            3
 AXA Moderate Allocation
  Unit value                                                                                 --            --           --
  Number of units outstanding (000's)                                                        --            --           --
 AXA Moderate-Plus Allocation
  Unit value                                                                                 --            --     $ 108.00
  Number of units outstanding (000's)                                                        --            --            2
 AXA Premier VIP Aggressive Equity
  Unit value                                                                                 --            --           --
  Number of units outstanding (000's)                                                        --            --           --
 AXA Premier VIP Core Bond
  Unit value                                                                                 --      $ 106.88     $ 109.55
  Number of units outstanding (000's)                                                        --            83          100
 AXA Premier VIP Health Care
  Unit value                                                                                 --      $  79.09     $ 100.13
  Number of units outstanding (000's)                                                        --            17           32
 AXA Premier VIP High Yield
  Unit value                                                                                 --            --           --
  Number of units outstanding (000's)                                                        --            --           --
 AXA Premier VIP International Equity
  Unit value                                                                                 --      $  78.18     $ 103.76
  Number of units outstanding (000's)                                                        --            17           31
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                                                 --      $  76.54     $  96.89
  Number of units outstanding (000's)                                                        --            21           31
 AXA Premier VIP Large Cap Growth
  Unit value                                                                                 --      $  67.96     $  87.71
  Number of units outstanding (000's)                                                        --            32           53
 AXA Premier VIP Large Cap Value
  Unit value                                                                                 --      $  79.20     $ 102.57
  Number of units outstanding (000's)                                                        --            32           39
----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                                2004         2005         2006
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                 $ 120.60     $ 128.76     $ 149.99
  Number of units outstanding (000's)                                                              12           32           83
 AXA Conservative Allocation
  Unit value                                                                                 $ 107.05     $ 108.35     $ 113.87
  Number of units outstanding (000's)                                                              31           42           55
 AXA Conservative-Plus Allocation
  Unit value                                                                                 $ 110.91     $ 113.14     $ 121.57
  Number of units outstanding (000's)                                                              21           44           80
 AXA Moderate Allocation
  Unit value                                                                                       --     $ 165.24     $ 180.56
  Number of units outstanding (000's)                                                              --           --            3
 AXA Moderate-Plus Allocation
  Unit value                                                                                 $ 119.18     $ 125.60     $ 142.10
  Number of units outstanding (000's)                                                              50          122          290
 AXA Premier VIP Aggressive Equity
  Unit value                                                                                       --     $  91.83     $  95.60
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Core Bond
  Unit value                                                                                 $ 112.44     $ 113.04     $ 115.90
  Number of units outstanding (000's)                                                             106          121          111
 AXA Premier VIP Health Care
  Unit value                                                                                 $ 110.93     $ 117.23     $ 121.77
  Number of units outstanding (000's)                                                              49           57           60
 AXA Premier VIP High Yield
  Unit value                                                                                       --     $ 123.10     $ 134.04
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP International Equity
  Unit value                                                                                 $ 120.87     $ 137.87     $ 170.70
  Number of units outstanding (000's)                                                              62           71           89
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                                                 $ 104.99     $ 110.72     $ 124.24
  Number of units outstanding (000's)                                                              33           31           29
 AXA Premier VIP Large Cap Growth
  Unit value                                                                                 $  92.44     $  98.17     $  97.10
  Number of units outstanding (000's)                                                              65           65           66
 AXA Premier VIP Large Cap Value
  Unit value                                                                                 $ 115.96     $ 122.70     $ 144.66
  Number of units outstanding (000's)                                                              51           62           87
-------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-1

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                             1998       1999        2000
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 AXA Premier VIP Mid Cap Value
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 AXA Premier VIP Technology
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/AllianceBernstein Common Stock
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/AllianceBernstein Growth and Income
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/AllianceBernstein Intermediate Government Securities
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/AllianceBernstein International
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/AllianceBernstein Large Cap Growth
  Unit value                                                                                 --      $ 116.42    $  93.88
  Number of units outstanding (000's)                                                        --            36         350
 EQ/AllianceBernstein Quality Bond
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/AllianceBernstein Small Cap Growth
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/AllianceBernstein Value
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/Boston Advisors Equity Income
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/Calvert Socially Responsible
  Unit value                                                                                 --      $ 107.64    $ 103.26
  Number of units outstanding (000's)                                                        --            --          --
 EQ/Capital Guardian Growth
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/Capital Guardian International
  Unit value                                                                                 --            --          --
  Number of units outstanding (000's)                                                        --            --          --
 EQ/Capital Guardian Research
  Unit value                                                                                 --      $ 106.84    $ 111.80
  Number of units outstanding (000's)                                                        --             1           9
 EQ/Capital Guardian U.S. Equity
  Unit value                                                                                 --      $ 101.69    $ 104.08
  Number of units outstanding (000's)                                                        --             1          11
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2002        2003
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
  Unit value                                                                                      --     $ 62.08    $  86.02
  Number of units outstanding (000's)                                                             --          43          94
 AXA Premier VIP Mid Cap Value
  Unit value                                                                                      --     $ 73.80    $ 102.53
  Number of units outstanding (000's)                                                             --          36          66
 AXA Premier VIP Technology
  Unit value                                                                                      --     $ 56.71    $  88.33
  Number of units outstanding (000's)                                                             --           9          31
 EQ/AllianceBernstein Common Stock
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/AllianceBernstein Growth and Income
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/AllianceBernstein Intermediate Government Securities
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/AllianceBernstein International
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/AllianceBernstein Large Cap Growth
  Unit value                                                                                $  70.52     $ 47.97    $  58.38
  Number of units outstanding (000's)                                                            438         383         362
 EQ/AllianceBernstein Quality Bond
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/AllianceBernstein Small Cap Growth
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/AllianceBernstein Value
  Unit value                                                                                $  94.71     $ 80.81    $ 102.78
  Number of units outstanding (000's)                                                             71         173         235
 EQ/Boston Advisors Equity Income
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Calvert Socially Responsible
  Unit value                                                                                $  87.02     $ 63.23    $  79.94
  Number of units outstanding (000's)                                                             --           3           4
 EQ/Capital Guardian Growth
  Unit value                                                                                      --     $ 54.11    $  66.27
  Number of units outstanding (000's)                                                             --           5          11
 EQ/Capital Guardian International
  Unit value                                                                                      --     $ 67.97    $  89.06
  Number of units outstanding (000's)                                                             --          12          31
 EQ/Capital Guardian Research
  Unit value                                                                                $ 108.22     $ 80.55    $ 104.65
  Number of units outstanding (000's)                                                             31         130         142
 EQ/Capital Guardian U.S. Equity
  Unit value                                                                                $ 100.76     $ 75.99    $ 102.40
  Number of units outstanding (000's)                                                             21          63         126
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2004         2005         2006
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
  Unit value                                                                                $  94.96     $ 101.69     $ 110.13
  Number of units outstanding (000's)                                                            125          122          116
 AXA Premier VIP Mid Cap Value
  Unit value                                                                                $ 116.68     $ 123.75     $ 140.28
  Number of units outstanding (000's)                                                             91           89           85
 AXA Premier VIP Technology
  Unit value                                                                                $  91.63     $ 100.73     $ 106.79
  Number of units outstanding (000's)                                                            130          128          124
 EQ/AllianceBernstein Common Stock
  Unit value                                                                                      --     $ 171.66     $ 188.20
  Number of units outstanding (000's)                                                             --           --           --
 EQ/AllianceBernstein Growth and Income
  Unit value                                                                                      --     $ 215.74     $ 253.32
  Number of units outstanding (000's)                                                             --           --           --
 EQ/AllianceBernstein Intermediate Government Securities
  Unit value                                                                                      --     $ 140.78     $ 143.80
  Number of units outstanding (000's)                                                             --           --           --
 EQ/AllianceBernstein International
  Unit value                                                                                      --     $ 130.98     $ 160.24
  Number of units outstanding (000's)                                                             --           --            3
 EQ/AllianceBernstein Large Cap Growth
  Unit value                                                                                $  62.52     $  70.99     $  69.76
  Number of units outstanding (000's)                                                            311          281          249
 EQ/AllianceBernstein Quality Bond
  Unit value                                                                                      --     $ 149.02     $ 153.26
  Number of units outstanding (000's)                                                             --           --           --
 EQ/AllianceBernstein Small Cap Growth
  Unit value                                                                                      --     $ 174.78     $ 188.69
  Number of units outstanding (000's)                                                             --           --            1
 EQ/AllianceBernstein Value
  Unit value                                                                                $ 115.20     $ 120.01     $ 143.93
  Number of units outstanding (000's)                                                            340          396          471
 EQ/Boston Advisors Equity Income
  Unit value                                                                                $ 107.01     $ 112.23     $ 128.59
  Number of units outstanding (000's)                                                              6           50           67
 EQ/Calvert Socially Responsible
  Unit value                                                                                $  81.81     $  87.90     $  91.39
  Number of units outstanding (000's)                                                              6            8            9
 EQ/Capital Guardian Growth
  Unit value                                                                                $  69.10     $  71.76     $  76.14
  Number of units outstanding (000's)                                                             12           17           27
 EQ/Capital Guardian International
  Unit value                                                                                $  99.97     $ 115.69     $ 136.30
  Number of units outstanding (000's)                                                             75           97          121
 EQ/Capital Guardian Research
  Unit value                                                                                $ 114.66     $ 120.15     $ 133.03
  Number of units outstanding (000's)                                                            147          147          143
 EQ/Capital Guardian U.S. Equity
  Unit value                                                                                $ 110.61     $ 115.80     $ 125.81
  Number of units outstanding (000's)                                                            189           --          254
-------------------------------------------------------------------------------------------------------------------------------


I-2 Appendix I: Condensed financial information

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.
-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               1998         1999
-----------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Equity 500 Index
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Evergreen International Bond
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Evergreen Omega
  Unit value                                                                                      --     $ 106.63
  Number of units outstanding (000's)                                                             --           --
 EQ/FI Mid Cap
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/FI Mid Cap Value
  Unit value                                                                                $  82.88     $  83.36
  Number of units outstanding (000's)                                                             --            1
 EQ/Franklin Income
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Franklin Small Cap Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/GAMCO Small Company Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/International Growth
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Janus Large Cap Growth
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/JPMorgan Core Bond
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/JPMorgan Value Opportunities
  Unit value                                                                                $ 100.60     $  98.04
  Number of units outstanding (000's)                                                             --            3
 EQ/Legg Mason Value Equity
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Long Term Bond
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Lord Abbett Growth and Income
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2000        2001        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Equity 500 Index
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Evergreen International Bond
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Evergreen Omega
  Unit value                                                                                $  93.02     $ 76.26    $  57.25
  Number of units outstanding (000's)                                                              3          10          16
 EQ/FI Mid Cap
  Unit value                                                                                $ 100.02     $ 85.57    $  68.93
  Number of units outstanding (000's)                                                              9         106         195
 EQ/FI Mid Cap Value
  Unit value                                                                                $  86.60     $ 88.97    $  74.98
  Number of units outstanding (000's)                                                             14         126         261
 EQ/Franklin Income
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Franklin Small Cap Value
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/GAMCO Small Company Value
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/International Growth
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Janus Large Cap Growth
  Unit value                                                                                $  83.99     $ 63.92    $  44.01
  Number of units outstanding (000's)                                                             12         119         162
 EQ/JPMorgan Core Bond
  Unit value                                                                                      --          --    $ 107.19
  Number of units outstanding (000's)                                                             --          --          45
 EQ/JPMorgan Value Opportunities
  Unit value                                                                                $ 103.43     $ 95.23    $  76.16
  Number of units outstanding (000's)                                                             17          32          35
 EQ/Legg Mason Value Equity
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Long Term Bond
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
 EQ/Lord Abbett Growth and Income
  Unit value                                                                                      --          --          --
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                               2003        2004         2005
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                                                                      --          --     $ 104.07
  Number of units outstanding (000's)                                                             --          --           11
 EQ/Equity 500 Index
  Unit value                                                                                      --          --     $ 164.80
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Evergreen International Bond
  Unit value                                                                                      --          --     $  97.53
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Evergreen Omega
  Unit value                                                                                $  78.17    $  82.67     $  84.92
  Number of units outstanding (000's)                                                             26          53           44
 EQ/FI Mid Cap
  Unit value                                                                                $  97.80    $ 112.12     $ 117.83
  Number of units outstanding (000's)                                                            301         399           --
 EQ/FI Mid Cap Value
  Unit value                                                                                $  98.72    $ 114.94     $ 126.82
  Number of units outstanding (000's)                                                            291         333          377
 EQ/Franklin Income
  Unit value                                                                                      --          --           --
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Franklin Small Cap Value
  Unit value                                                                                      --          --           --
  Number of units outstanding (000's)                                                             --          --           --
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                                                                      --          --     $ 105.14
  Number of units outstanding (000's)                                                             --          --            5
 EQ/GAMCO Small Company Value
  Unit value                                                                                      --    $ 113.27     $ 116.74
  Number of units outstanding (000's)                                                             --           7           62
 EQ/International Growth
  Unit value                                                                                      --          --     $ 115.10
  Number of units outstanding (000's)                                                             --          --            3
 EQ/Janus Large Cap Growth
  Unit value                                                                                $  54.73    $  60.64     $  64.28
  Number of units outstanding (000's)                                                            185         201          225
 EQ/JPMorgan Core Bond
  Unit value                                                                                $ 109.48    $ 112.60     $ 113.71
  Number of units outstanding (000's)                                                             72          95          130
 EQ/JPMorgan Value Opportunities
  Unit value                                                                                $  95.42    $ 104.53     $ 108.48
  Number of units outstanding (000's)                                                             35          38           39
 EQ/Legg Mason Value Equity
  Unit value                                                                                      --          --     $ 106.44
  Number of units outstanding (000's)                                                             --          --            6
 EQ/Long Term Bond
  Unit value                                                                                      --          --     $ 100.09
  Number of units outstanding (000's)                                                             --          --           20
 EQ/Lord Abbett Growth and Income
  Unit value                                                                                      --          --     $ 106.09
  Number of units outstanding (000's)                                                             --          --            3
------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                                                              2006
-----------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                                                                 $ 111.01
  Number of units outstanding (000's)                                                              27
 EQ/Equity 500 Index
  Unit value                                                                                 $ 187.87
  Number of units outstanding (000's)                                                               2
 EQ/Evergreen International Bond
  Unit value                                                                                 $  99.66
  Number of units outstanding (000's)                                                              14
 EQ/Evergreen Omega
  Unit value                                                                                 $  88.82
  Number of units outstanding (000's)                                                              38
 EQ/FI Mid Cap
  Unit value                                                                                 $ 129.84
  Number of units outstanding (000's)                                                             494
 EQ/FI Mid Cap Value
  Unit value                                                                                 $ 140.94
  Number of units outstanding (000's)                                                             382
 EQ/Franklin Income
  Unit value                                                                                 $ 104.34
  Number of units outstanding (000's)                                                              22
 EQ/Franklin Small Cap Value
  Unit value                                                                                 $ 108.27
  Number of units outstanding (000's)                                                               2
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                                                                 $ 116.57
  Number of units outstanding (000's)                                                              12
 EQ/GAMCO Small Company Value
  Unit value                                                                                 $ 137.07
  Number of units outstanding (000's)                                                              80
 EQ/International Growth
  Unit value                                                                                 $ 142.89
  Number of units outstanding (000's)                                                              14
 EQ/Janus Large Cap Growth
  Unit value                                                                                 $  64.26
  Number of units outstanding (000's)                                                             215
 EQ/JPMorgan Core Bond
  Unit value                                                                                 $ 116.91
  Number of units outstanding (000's)                                                             144
 EQ/JPMorgan Value Opportunities
  Unit value                                                                                 $ 129.02
  Number of units outstanding (000's)                                                              39
 EQ/Legg Mason Value Equity
  Unit value                                                                                 $ 112.35
  Number of units outstanding (000's)                                                              41
 EQ/Long Term Bond
  Unit value                                                                                 $ 100.69
  Number of units outstanding (000's)                                                              33
 EQ/Lord Abbett Growth and Income
  Unit value                                                                                 $ 122.86
  Number of units outstanding (000's)                                                              10
-----------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-3

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Lord Abbett Mid Cap Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Marsico Focus
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Mercury Basic Value Equity
  Unit value                                                                                 $ 97.91     $ 115.06
  Number of units outstanding (000's)                                                             --            7
 EQ/Mercury International Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/MFS Emerging Growth Companies
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/MFS Investors Trust
  Unit value                                                                                      --     $ 104.53
  Number of units outstanding (000's)                                                             --            2
 EQ/Money Market
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Montag & Caldwell Growth
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Mutual Shares
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Oppenheimer Global
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Oppenheimer Main Street Small Cap
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/PIMCO Real Return
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Short Duration Bond
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Small Cap Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Small Company Growth
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Small Company Index
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2000         2001        2002
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Lord Abbett Mid Cap Value
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Marsico Focus
  Unit value                                                                                       --     $ 105.94    $  92.57
  Number of units outstanding (000's)                                                              --           --          47
 EQ/Mercury Basic Value Equity
  Unit value                                                                                 $ 127.11     $ 132.52    $ 109.12
  Number of units outstanding (000's)                                                              41          119         183
 EQ/Mercury International Value
  Unit value                                                                                       --           --    $  75.88
  Number of units outstanding (000's)                                                              --           --          74
 EQ/MFS Emerging Growth Companies
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/MFS Investors Trust
  Unit value                                                                                 $ 102.57     $  85.14    $  66.44
  Number of units outstanding (000's)                                                              17           21          26
 EQ/Money Market
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Montag & Caldwell Growth
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Mutual Shares
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Oppenheimer Global
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Oppenheimer Main Street Small Cap
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/PIMCO Real Return
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Short Duration Bond
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Small Cap Value
  Unit value                                                                                       --           --    $ 112.91
  Number of units outstanding (000's)                                                              --           --          27
 EQ/Small Company Growth
  Unit value                                                                                       --           --          --
  Number of units outstanding (000's)                                                              --           --          --
 EQ/Small Company Index
  Unit value                                                                                       --           --    $  81.65
  Number of units outstanding (000's)                                                              --           --          18
------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2003         2004         2005
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
  Unit value                                                                                       --           --     $ 105.72
  Number of units outstanding (000's)                                                              --           --            2
 EQ/Lord Abbett Mid Cap Value
  Unit value                                                                                       --           --     $ 111.59
  Number of units outstanding (000's)                                                              --           --           14
 EQ/Marsico Focus
  Unit value                                                                                 $ 119.93     $ 130.94     $ 143.22
  Number of units outstanding (000's)                                                             133          180          241
 EQ/Mercury Basic Value Equity
  Unit value                                                                                 $ 141.44     $ 154.51     $ 157.16
  Number of units outstanding (000's)                                                             219          284          294
 EQ/Mercury International Value
  Unit value                                                                                 $  96.00     $ 115.37     $ 126.34
  Number of units outstanding (000's)                                                              85          120          197
 EQ/MFS Emerging Growth Companies
  Unit value                                                                                       --     $  89.15     $  96.04
  Number of units outstanding (000's)                                                              --           --           --
 EQ/MFS Investors Trust
  Unit value                                                                                 $  80.11     $  88.18     $  93.39
  Number of units outstanding (000's)                                                              31           32           31
 EQ/Money Market
  Unit value                                                                                       --     $ 121.17     $ 123.17
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Montag & Caldwell Growth
  Unit value                                                                                       --     $ 104.69     $ 109.03
  Number of units outstanding (000's)                                                              --           --            6
 EQ/Mutual Shares
  Unit value                                                                                       --           --           --
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Oppenheimer Global
  Unit value                                                                                       --           --           --
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Oppenheimer Main Street Small Cap
  Unit value                                                                                       --           --           --
  Number of units outstanding (000's)                                                              --           --           --
 EQ/PIMCO Real Return
  Unit value                                                                                       --           --     $  99.44
  Number of units outstanding (000's)                                                              --           --           35
 EQ/Short Duration Bond
  Unit value                                                                                       --           --     $  99.89
  Number of units outstanding (000's)                                                              --           --            3
 EQ/Small Cap Value
  Unit value                                                                                 $ 153.26     $ 177.32     $ 183.41
  Number of units outstanding (000's)                                                              54          102          120
 EQ/Small Company Growth
  Unit value                                                                                       --     $ 114.62     $ 121.73
  Number of units outstanding (000's)                                                              --            1           26
 EQ/Small Company Index
  Unit value                                                                                 $ 117.68     $ 136.81     $ 140.93
  Number of units outstanding (000's)                                                              59          104          133
-------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                                2006
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
  Unit value                                                                                 $ 117.71
  Number of units outstanding (000's)                                                               5
 EQ/Lord Abbett Mid Cap Value
  Unit value                                                                                 $ 123.96
  Number of units outstanding (000's)                                                              23
 EQ/Marsico Focus
  Unit value                                                                                 $ 154.70
  Number of units outstanding (000's)                                                             295
 EQ/Mercury Basic Value Equity
  Unit value                                                                                 $ 187.75
  Number of units outstanding (000's)                                                             276
 EQ/Mercury International Value
  Unit value                                                                                 $ 156.89
  Number of units outstanding (000's)                                                             231
 EQ/MFS Emerging Growth Companies
  Unit value                                                                                 $ 102.27
  Number of units outstanding (000's)                                                              --
 EQ/MFS Investors Trust
  Unit value                                                                                 $ 104.21
  Number of units outstanding (000's)                                                              28
 EQ/Money Market
  Unit value                                                                                 $ 127.45
  Number of units outstanding (000's)                                                              --
 EQ/Montag & Caldwell Growth
  Unit value                                                                                 $ 116.29
  Number of units outstanding (000's)                                                               5
 EQ/Mutual Shares
  Unit value                                                                                 $ 107.15
  Number of units outstanding (000's)                                                               8
 EQ/Oppenheimer Global
  Unit value                                                                                 $ 110.99
  Number of units outstanding (000's)                                                               3
 EQ/Oppenheimer Main Street Small Cap
  Unit value                                                                                 $ 111.04
  Number of units outstanding (000's)                                                               3
 EQ/PIMCO Real Return
  Unit value                                                                                 $  98.64
  Number of units outstanding (000's)                                                              56
 EQ/Short Duration Bond
  Unit value                                                                                 $ 102.60
  Number of units outstanding (000's)                                                              11
 EQ/Small Cap Value
  Unit value                                                                                 $ 210.41
  Number of units outstanding (000's)                                                             127
 EQ/Small Company Growth
  Unit value                                                                                 $ 132.55
  Number of units outstanding (000's)                                                              50
 EQ/Small Company Index
  Unit value                                                                                 $ 163.91
  Number of units outstanding (000's)                                                             167
-----------------------------------------------------------------------------------------------------------------


I-4 Appendix I: Condensed financial information

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                             1998    1999    2000
------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 EQ/Templeton Growth
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 EQ/UBS Growth and Income
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 EQ/Van Kampen Comstock
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 EQ/Van Kampen Emerging Markets Equity
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 EQ/Van Kampen Mid Cap Growth
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 EQ/Wells Fargo Montgomery Small Cap
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 Target 2015 Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 Target 2025 Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 Target 2035 Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
 Target 2045 Allocation
  Unit value                                                                                 --      --      --
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                             2001    2002    2003       2004
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
  Unit value                                                                                 --      --      --      $ 111.26
  Number of units outstanding (000's)                                                        --      --      --             2
 EQ/Templeton Growth
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 EQ/UBS Growth and Income
  Unit value                                                                                 --      --      --      $ 109.27
  Number of units outstanding (000's)                                                        --      --      --            --
 EQ/Van Kampen Comstock
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 EQ/Van Kampen Emerging Markets Equity
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 EQ/Van Kampen Mid Cap Growth
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 EQ/Wells Fargo Montgomery Small Cap
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 Target 2015 Allocation
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 Target 2025 Allocation
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 Target 2035 Allocation
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
 Target 2045 Allocation
  Unit value                                                                                 --      --      --            --
  Number of units outstanding (000's)                                                        --      --      --            --
------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
-------------------------------------------------------------------------------------------------------------------
                                                                                                2005         2006
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
  Unit value                                                                                 $ 114.31     $ 108.40
  Number of units outstanding (000's)                                                              26           30
 EQ/Templeton Growth
  Unit value                                                                                       --     $ 107.73
  Number of units outstanding (000's)                                                              --            1
 EQ/UBS Growth and Income
  Unit value                                                                                 $ 117.68     $ 132.73
  Number of units outstanding (000's)                                                              21           46
 EQ/Van Kampen Comstock
  Unit value                                                                                 $ 104.39     $ 119.54
  Number of units outstanding (000's)                                                               9           23
 EQ/Van Kampen Emerging Markets Equity
  Unit value                                                                                 $ 212.68     $ 288.01
  Number of units outstanding (000's)                                                              --            1
 EQ/Van Kampen Mid Cap Growth
  Unit value                                                                                 $ 123.86     $ 133.70
  Number of units outstanding (000's)                                                               4           12
 EQ/Wells Fargo Montgomery Small Cap
  Unit value                                                                                 $ 119.16     $ 143.20
  Number of units outstanding (000's)                                                               1           14
 Target 2015 Allocation
  Unit value                                                                                       --     $ 108.37
  Number of units outstanding (000's)                                                              --           --
 Target 2025 Allocation
  Unit value                                                                                       --     $ 109.32
  Number of units outstanding (000's)                                                              --            2
 Target 2035 Allocation
  Unit value                                                                                       --     $ 110.21
  Number of units outstanding (000's)                                                              --            1
 Target 2045 Allocation
  Unit value                                                                                       --     $ 110.99
  Number of units outstanding (000's)                                                              --           --
-------------------------------------------------------------------------------------------------------------------



                                 Appendix I: Condensed financial information I-5

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.
------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                       --     $ 109.38
  Number of units outstanding (000's)                                                              --           --
 AXA Conservative Allocation
  Unit value                                                                                       --     $ 102.37
  Number of units outstanding (000's)                                                              --           --
 AXA Conservative-Plus Allocation
  Unit value                                                                                       --     $ 104.36
  Number of units outstanding (000's)                                                              --           --
 AXA Moderate Allocation
  Unit value                                                                                       --           --
  Number of units outstanding (000's)                                                              --           --
 AXA Moderate-Plus Allocation
  Unit value                                                                                       --     $ 108.19
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Aggressive Equity
  Unit value                                                                                       --           --
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Core Bond
  Unit value                                                                                 $ 107.64     $ 111.11
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Health Care
  Unit value                                                                                 $  79.66     $ 101.56
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP High Yield
  Unit value                                                                                       --           --
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP International Equity
  Unit value                                                                                 $  78.74     $ 105.24
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                                                 $  77.08     $  98.27
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Large Cap Growth
  Unit value                                                                                 $  68.45     $  88.96
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Large Cap Value
  Unit value                                                                                 $  79.76     $ 104.03
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Mid Cap Growth
  Unit value                                                                                 $  62.53     $  87.24
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Mid Cap Value
  Unit value                                                                                 $  74.33     $ 103.99
  Number of units outstanding (000's)                                                              --           --
 AXA Premier VIP Technology
  Unit value                                                                                 $  57.12     $  89.59
  Number of units outstanding (000's)                                                              --           --
 EQ/AllianceBernstein Common Stock
  Unit value                                                                                       --           --
  Number of units outstanding (000's)                                                              --           --
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                 $ 121.67     $ 130.82     $ 153.46
  Number of units outstanding (000's)                                                              --           --           --
 AXA Conservative Allocation
  Unit value                                                                                 $ 108.00     $ 110.08     $ 116.51
  Number of units outstanding (000's)                                                              --           --           --
 AXA Conservative-Plus Allocation
  Unit value                                                                                 $ 111.89     $ 114.94     $ 124.39
  Number of units outstanding (000's)                                                              --           --           --
 AXA Moderate Allocation
  Unit value                                                                                       --           --     $ 103.11
  Number of units outstanding (000's)                                                              --           --           --
 AXA Moderate-Plus Allocation
  Unit value                                                                                 $ 120.23     $ 127.61     $ 145.39
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Aggressive Equity
  Unit value                                                                                       --           --     $ 105.24
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Core Bond
  Unit value                                                                                 $ 114.85     $ 116.28     $ 120.06
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Health Care
  Unit value                                                                                 $ 113.31     $ 120.59     $ 126.14
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP High Yield
  Unit value                                                                                       --           --     $ 102.63
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP International Equity
  Unit value                                                                                 $ 123.46     $ 141.82     $ 176.83
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Large Cap Core Equity
  Unit value                                                                                 $ 107.24     $ 113.89     $ 128.70
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Large Cap Growth
  Unit value                                                                                 $  94.42     $ 100.98     $ 100.59
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Large Cap Value
  Unit value                                                                                 $ 118.45     $ 126.22     $ 149.85
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Mid Cap Growth
  Unit value                                                                                 $  96.99     $ 104.60     $ 114.09
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Mid Cap Value
  Unit value                                                                                 $ 119.18     $ 127.30     $ 145.32
  Number of units outstanding (000's)                                                              --           --           --
 AXA Premier VIP Technology
  Unit value                                                                                 $  93.59     $ 103.61     $ 110.62
  Number of units outstanding (000's)                                                              --           --           --
 EQ/AllianceBernstein Common Stock
  Unit value                                                                                       --           --     $ 104.17
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------


I-6 Appendix I: Condensed financial information

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/AllianceBernstein Intermediate Government Securities
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/AllianceBernstein International
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/AllianceBernstein Large Cap Growth
  Unit value                                                                                 $ 44.22    $  54.21
  Number of units outstanding (000's)                                                             --          --
 EQ/AllianceBernstein Quality Bond
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/AllianceBernstein Small Cap Growth
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/AllianceBernstein Value
  Unit value                                                                                 $ 89.18    $ 114.24
  Number of units outstanding (000's)                                                             --          --
 EQ/Boston Advisors Equity Income
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Calvert Socially Responsible
  Unit value                                                                                 $ 57.22    $  72.85
  Number of units outstanding (000's)                                                             --          --
 EQ/Capital Guardian Growth
  Unit value                                                                                 $ 47.88    $  59.05
  Number of units outstanding (000's)                                                             --          --
 EQ/Capital Guardian International
  Unit value                                                                                 $ 61.65    $  81.36
  Number of units outstanding (000's)                                                             --          --
 EQ/Capital Guardian Research
  Unit value                                                                                 $ 73.83    $  96.60
  Number of units outstanding (000's)                                                             --          --
 EQ/Capital Guardian U.S. Equity
  Unit value                                                                                 $ 74.48    $ 101.08
  Number of units outstanding (000's)                                                             --          --
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Equity 500 Index
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Evergreen International Bond
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Evergreen Omega
  Unit value                                                                                 $ 56.66    $  77.91
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                2004        2005        2006
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
  Unit value                                                                                      --          --     $ 104.53
  Number of units outstanding (000's)                                                             --          --           --
 EQ/AllianceBernstein Intermediate Government Securities
  Unit value                                                                                      --          --     $ 100.44
  Number of units outstanding (000's)                                                             --          --           --
 EQ/AllianceBernstein International
  Unit value                                                                                      --          --     $ 105.97
  Number of units outstanding (000's)                                                             --          --           --
 EQ/AllianceBernstein Large Cap Growth
  Unit value                                                                                $  58.46    $  66.85     $  66.16
  Number of units outstanding (000's)                                                             --          --           --
 EQ/AllianceBernstein Quality Bond
  Unit value                                                                                      --          --     $ 100.81
  Number of units outstanding (000's)                                                             --          --           --
 EQ/AllianceBernstein Small Cap Growth
  Unit value                                                                                      --          --     $ 103.84
  Number of units outstanding (000's)                                                             --          --           --
 EQ/AllianceBernstein Value
  Unit value                                                                                $ 128.95    $ 135.28     $ 163.40
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Boston Advisors Equity Income
  Unit value                                                                                $ 107.17    $ 113.20     $ 130.62
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Calvert Socially Responsible
  Unit value                                                                                $  75.08    $  81.24     $  85.06
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Capital Guardian Growth
  Unit value                                                                                $  62.01    $  64.85     $  69.30
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Capital Guardian International
  Unit value                                                                                $  91.97    $ 107.18     $ 127.17
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Capital Guardian Research
  Unit value                                                                                $ 106.60    $ 112.49     $ 125.42
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Capital Guardian U.S. Equity
  Unit value                                                                                $ 109.96    $ 115.93     $ 126.84
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Caywood-Scholl High Yield Bond
  Unit value                                                                                      --    $ 104.56     $ 112.32
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Equity 500 Index
  Unit value                                                                                      --          --     $ 103.22
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Evergreen International Bond
  Unit value                                                                                      --    $  97.69     $ 100.53
  Number of units outstanding (000's)                                                             --          --           --
 EQ/Evergreen Omega
  Unit value                                                                                $  82.98    $  85.83     $  90.42
  Number of units outstanding (000's)                                                             --          --           --
-----------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information I-7

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                                                 $ 71.73     $ 102.49
  Number of units outstanding (000's)                                                             --           --
 EQ/FI Mid Cap Value
  Unit value                                                                                 $ 95.25     $ 126.30
  Number of units outstanding (000's)                                                             --           --
 EQ/Franklin Income
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Franklin Small Cap Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/GAMCO Small Company Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/International Growth
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Janus Large Cap Growth
  Unit value                                                                                 $ 47.68     $  59.71
  Number of units outstanding (000's)                                                             --           --
 EQ/JPMorgan Core Bond
  Unit value                                                                                 $108.01     $ 111.09
  Number of units outstanding (000's)                                                             --           --
 EQ/JPMorgan Value Opportunities
  Unit value                                                                                 $ 78.07     $  98.51
  Number of units outstanding (000's)                                                             --           --
 EQ/Legg Mason Value Equity
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Long Term Bond
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Lord Abbett Growth and Income
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Lord Abbett Large Cap Core
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Lord Abbett Mid Cap Value
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Marsico Focus
  Unit value                                                                                 $ 93.38     $ 121.84
  Number of units outstanding (000's)                                                             --           --
 EQ/Mercury Basic Value Equity
  Unit value                                                                                 $ 88.81     $ 115.93
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
  Unit value                                                                                 $ 118.33     $ 125.23     $ 138.97
  Number of units outstanding (000's)                                                              --           --           --
 EQ/FI Mid Cap Value
  Unit value                                                                                 $ 148.09     $ 164.04     $ 183.59
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Franklin Income
  Unit value                                                                                       --           --     $ 104.56
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Franklin Small Cap Value
  Unit value                                                                                       --           --     $ 108.50
  Number of units outstanding (000's)                                                              --           --           --
 EQ/GAMCO Mergers and Acquisitions
  Unit value                                                                                       --     $ 105.64     $ 117.94
  Number of units outstanding (000's)                                                              --           --           --
 EQ/GAMCO Small Company Value
  Unit value                                                                                 $ 113.44     $ 117.75     $ 139.30
  Number of units outstanding (000's)                                                              --           --           --
 EQ/International Growth
  Unit value                                                                                       --     $ 115.64     $ 144.57
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Janus Large Cap Growth
  Unit value                                                                                 $  66.62     $  71.12     $  71.61
  Number of units outstanding (000's)                                                              --           --           --
 EQ/JPMorgan Core Bond
  Unit value                                                                                 $ 115.07     $ 117.03     $ 121.18
  Number of units outstanding (000's)                                                              --           --           --
 EQ/JPMorgan Value Opportunities
  Unit value                                                                                 $ 108.69     $ 112.39     $ 134.61
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Legg Mason Value Equity
  Unit value                                                                                       --     $ 106.62     $ 113.34
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Long Term Bond
  Unit value                                                                                       --     $ 100.56     $ 101.88
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Lord Abbett Growth and Income
  Unit value                                                                                       --     $ 105.59     $ 124.31
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Lord Abbett Large Cap Core
  Unit value                                                                                       --     $ 106.21     $ 119.10
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Lord Abbett Mid Cap Value
  Unit value                                                                                       --     $ 112.11     $ 125.42
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Marsico Focus
  Unit value                                                                                 $ 133.98     $ 147.58     $ 160.53
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Mercury Basic Value Equity
  Unit value                                                                                 $ 127.54     $ 130.65     $ 157.18
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------


I-8 Appendix I: Condensed financial information

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.
----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
----------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
----------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
  Unit value                                                                                 $ 62.51    $  79.64
  Number of units outstanding (000's)                                                             --          --
 EQ/MFS Emerging Growth Companies
  Unit value                                                                                 $ 35.99    $  46.31
  Number of units outstanding (000's)                                                             --          --
 EQ/MFS Investors Trust
  Unit value                                                                                 $ 64.03    $  77.76
  Number of units outstanding (000's)                                                             --          --
 EQ/Money Market
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Montag & Caldwell Growth
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Mutual Shares
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Oppenheimer Global
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Oppenheimer Main Street Small Cap
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/PIMCO Real Return
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Short Duration Bond
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Small Cap Value
  Unit value                                                                                 $108.77    $ 148.68
  Number of units outstanding (000's)                                                             --          --
 EQ/Small Company Growth
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Small Company Index
  Unit value                                                                                 $ 82.28    $ 119.41
  Number of units outstanding (000's)                                                             --          --
 EQ/TCW Equity
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Templeton Growth
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/UBS Growth and Income
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
 EQ/Van Kampen Comstock
  Unit value                                                                                      --          --
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004        2005         2006
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
  Unit value                                                                                $  96.39     $ 106.30     $ 132.94
  Number of units outstanding (000's)                                                             --           --           --
 EQ/MFS Emerging Growth Companies
  Unit value                                                                                $  51.89     $  56.29     $  60.37
  Number of units outstanding (000's)                                                             --           --           --
 EQ/MFS Investors Trust
  Unit value                                                                                $  86.19     $  91.93     $ 103.30
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Money Market
  Unit value                                                                                      --           --     $ 100.76
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Montag & Caldwell Growth
  Unit value                                                                                $ 104.85     $ 109.97     $ 118.12
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Mutual Shares
  Unit value                                                                                      --           --     $ 107.38
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Oppenheimer Global
  Unit value                                                                                      --           --     $ 111.23
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Oppenheimer Main Street Small Cap
  Unit value                                                                                      --           --     $ 111.28
  Number of units outstanding (000's)                                                             --           --           --
 EQ/PIMCO Real Return
  Unit value                                                                                      --     $  99.91     $  99.80
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Short Duration Bond
  Unit value                                                                                      --     $ 100.36     $ 103.81
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Small Cap Value
  Unit value                                                                                $ 173.24     $ 180.45     $ 208.48
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Small Company Growth
  Unit value                                                                                $ 114.80     $ 122.78     $ 134.64
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Small Company Index
  Unit value                                                                                $ 139.82     $ 145.04     $ 169.88
  Number of units outstanding (000's)                                                             --           --           --
 EQ/TCW Equity
  Unit value                                                                                $ 111.43     $ 115.29     $ 110.11
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Templeton Growth
  Unit value                                                                                      --           --     $ 107.79
  Number of units outstanding (000's)                                                             --           --           --
 EQ/UBS Growth and Income
  Unit value                                                                                $ 109.44     $ 118.70     $ 134.82
  Number of units outstanding (000's)                                                             --           --           --
 EQ/Van Kampen Comstock
  Unit value                                                                                      --     $ 104.88     $ 120.95
  Number of units outstanding (000's)                                                             --           --           --


                                 Appendix I: Condensed financial information I-9

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2006, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
  Unit value                                                                                 $ 70.62     $ 109.56
  Number of units outstanding (000's)                                                             --           --
 EQ/Van Kampen Mid Cap Growth
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 EQ/Wells Fargo Montgomery Small Cap
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 Target 2015 Allocation
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 Target 2025 Allocation
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 Target 2035 Allocation
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
 Target 2045 Allocation
  Unit value                                                                                      --           --
  Number of units outstanding (000's)                                                             --           --
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
  Unit value                                                                                 $ 134.82     $ 178.13     $ 242.92
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Van Kampen Mid Cap Growth
  Unit value                                                                                       --     $ 124.44     $ 135.28
  Number of units outstanding (000's)                                                              --           --           --
 EQ/Wells Fargo Montgomery Small Cap
  Unit value                                                                                       --     $ 119.72     $ 144.89
  Number of units outstanding (000's)                                                              --           --           --
 Target 2015 Allocation
  Unit value                                                                                       --           --     $ 108.60
  Number of units outstanding (000's)                                                              --           --           --
 Target 2025 Allocation
  Unit value                                                                                       --           --     $ 109.56
  Number of units outstanding (000's)                                                              --           --           --
 Target 2035 Allocation
  Unit value                                                                                       --           --     $ 110.45
  Number of units outstanding (000's)                                                              --           --           --
 Target 2045 Allocation
  Unit value                                                                                       --           --     $ 111.24
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------


I-10 Appendix I: Condensed financial information

Appendix II: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2007 to a fixed maturity option with a maturity date of June 15, 2015 (eight years later) at a hypothetical rate to maturity of 7.00% (h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2011.(a)





-------------------------------------------------------------------------------------
                                                                Hypothetical assumed
                                                                 rate to maturity(j)
                                                                  on June 15, 2011
-------------------------------------------------------------------------------------
                                                                      5%          9%
-------------------------------------------------------------------------------------
As of June 15, 2011 before withdrawal
(1) market adjusted amount(b)                                   $141,389    $121,737
(2) fixed maturity amount(c)                                    $131,104    $131,104
(3) market value adjustment: (1) - (2)                          $ 10,285    $ (9,367)
    On June 15, 2011 after $50,000 withdrawal
(4) portion of market value adjustment associated with the withdrawal:
    3) x [$50,000/(1)]                                          $  3,637    $ (3,847)
(5) portion of fixed maturity associated with the withdrawal:
    $50,000 - (4)                                               $ 46,363    $ 53,847
(6) market adjusted amount (1) - $50,000                        $ 91,389    $ 71,737
(7) fixed maturity amount: (2) - (5)                            $ 84,741    $ 77,257
(8) maturity value (d)                                          $111,099    $101,287
-------------------------------------------------------------------------------------



You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:





(a) Number of days from the withdrawal date to the maturity date = D = 1,461

(b) Market adjusted amount is based on the following calculation:


          Maturity value                        $171,882
          ________________       =         __________________
                                                                            where j is either 5% or 9%
          (1+j)((D/365))                   (1+j)((1,461/365))

(c) Fixed maturity amount is based on the following calculation:

          Maturity value                          $171,882
          ________________       =         _____________________

          (1+h)((D/365))                   (1+0.07)((1,461/365))

(d) Maturity value is based on the following calculation:

          Fixed maturity amount             $84,741 or $77,257
          ________________       =        _____________________

          (1+h)((D/365))                  (1+0.07)((1,461/365))


                               Appendix II: Market value adjustment example II-1

Appendix III: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the enhanced death benefit, the death benefit is equal to
(i) your account value (without any negative market value adjustment), or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value (without any negative market adjustment that would otherwise apply), or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see "Death benefit" under "Contract features and benefits" earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:



--------------------------------------------------------------------------------------------
  End of participation
         year               Account value(1)        Contribution      Enhanced death benefit
--------------------------------------------------------------------------------------------
            1               $  105,000(2)             $100,000           $  100,000
            2               $  115,500(2)                                $  100,000
            3               $  129,360(2)                                $  129,360 (2)
            4               $  103,488                                   $  129,360(3)
            5               $  113,837                                   $  129,360 (3)
            6               $  127,497                                   $  129,360(3)
            7               $  127,497                                   $  129,360 (3)
            8               $  133,872(2)                                $  129,360
            9               $  147,259                                   $  147,259 (4)

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00%, 0.00%, 5% and 10%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1) If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2) If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3) At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4) At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.


III-1 Appendix III: Death benefit example

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(SM) STRATEGIES EMPLOYER-SPONSORED RETIREMENT PROGRAMS FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:



------------------------------------------------------------------------------------------------------------------------------------
                                            Contract type/Series/
State           Features and benefits       Effective Date           Availability or variation
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   See "Withdrawal Charge"     EDC 457 Contracts        Waivers (4), (5), and (6) are not available.
                in the "Charges under the
                contract" section under
                "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI        See "Withdrawal Charge"     All contract types and   Waiver (4) regarding total disability is not available.
                in the "Charges under the   series.
                contract" section under
                "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE   See "Withdrawal Charge"     All contract types and   Waiver (6) regarding the definition of a nursing home
                in the "Charges under the   series.                  was changed to "(a) a provider of skilled nursing care ser-
                contract" section under                              vice", while it only needs to "provide continuous room and
                "Charges and expenses"                               board."
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "Withdrawal Charge"     All contract types and   Waiver (6) regarding the definition of a nursing home is
                in the "Charges under the   series                   deleted, and replaced with the following:
                contract" section under
                "Charges and expenses"                               "A nursing home for this purpose means any home, place, or institution which operates or maintains facilities providing convalescent or chronic care, or both, for a period in excess of twenty-four consecutive hours for three or more patients not related by blood or marriage to the operator, who by reasons of illness or infirmity, are unable to properly care for
                                                                     themselves and as further defined in RCW 18.51.010"
------------------------------------------------------------------------------------------------------------------------------------
VERMONT         See "Loans under TSA,                                Taking a loan in excess of Internal Revenue Code limits
                governmental employer                                may result in adverse tax consequences. Please consult
                EDC and Corporate Trust-                             your tax adviser before taking a loan that exceeds the
                eed contracts" in                                    Internal Revenue Code limits.
                "Accessing your money"
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Loans" in "Accessing   TSA 403(b) Contracts     Taking a loan in excess of the Internal Revenue Code
                your money"                                          limits may result in adverse tax consequences. Please
                                                                     consult your tax adviser before taking a loan that
                                                                     exceeds the Internal Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------



                                 Appendix IV: State contract availability and/or
                                variations of certain features and benefits IV-1

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                            Page

Who is AXA Equitable?                                                        2
Calculation of annuity payments                                              2
Custodian and independent registered public accounting firm                  2
Distribution of the contracts                                                3
Calculating unit values                                                      3
Condensed financial information                                              4
Financial statements                                                        13


How to obtain an EQUI-VEST(SM) Strategies Statement of Additional Information for Separate Account A


Call (800) 628-6673 or send this request form to:

 EQUI-VEST(SM)
 Employer Sponsored Programs
 Processing Office
 AXA Equitable
 P.O. Box 4956
 Syracuse, NY 13221-4956

--------------------------------------------------------------------------------

Please send me an EQUI-VEST(SM) Strategies Statement of Additional Information dated May 1, 2007



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip







888-1297 (5/07)

















                                                                           X1498

EQUI-VEST(SM) STRATEGIES

A group flexible premium deferred variable annuity contract


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2007




--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(SM) STRATEGIES,

dated May 1, 2007. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

TABLE OF CONTENTS


Who is AXA Equitable?                                                        2


Calculation of annuity payments                                              2

Custodian and independent registered public accounting firm                  2

Distribution of the contracts                                                3

Calculating unit values                                                      3

Condensed financial information                                              4

Financial statements                                                        13


              Copyright 2007. AXA Equitable Life Insurance Company
   1290 Avenue of the Americas, New York, New York 10104. All rights reserved



                                                                          x01498

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.


Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2005, the annuity payment due in December 2005 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and for each of the two years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2006, 2005 and 2004. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $672,531,658 in 2006, $588,734,659 in 2005 and $567,991,463 in 2004.
Of these amounts, AXA Advisors retained $339,484,801, $293,075,553 and $289,050,171, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $694,578,570, in 2006, $561,166,840 in 2005 and $418,189,861 for 2004, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $88,941,713, $120,349,631 and $57,065,006, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(SM) Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:
       (a )
       (--) - c
       (b )
where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CONDENSED FINANCIAL INFORMATION

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option as of the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.




THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------
                                                                                             1999    2000    2001
------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --      --      --
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003         2004
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.27     $ 121.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 102.27     $ 107.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.26     $ 111.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.08     $ 119.63
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.20     $ 110.22     $ 113.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.33     $ 100.74     $ 111.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.42     $ 104.39     $ 121.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.77     $  97.48     $ 105.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.17     $  88.25     $  93.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.44     $ 103.20     $ 117.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  62.27     $  86.54     $  95.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  74.03     $ 103.15     $ 117.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
------------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                 December 31,
---------------------------------------------------------------------------------------------------------------------
                                                                                                2005         2006
---------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 129.64    $  151.47
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            5
---------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.09    $  115.00
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            1
---------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.91    $  122.77
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4
---------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 183.99       201.66
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              56           60
---------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 126.46    $  143.50
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6           16
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.39    $  107.97
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              54           53
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.42    $  117.67
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.66    $  123.63
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 144.66    $  157.99
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            4
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 139.55    $  173.31
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.07    $  126.14
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  99.37    $   98.58
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            4
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 124.20    $  146.87
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 102.93    $  111.81
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 125.26    $  142.42
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
---------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
---------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
---------------------------------------------------------------------------------------------------------------------
                                                                                                1999        2000
---------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 116.55    $  94.27
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.76    $ 103.69
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.96    $ 112.26
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 101.79    $ 104.51
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
---------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
---------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002        2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --     $ 56.89    $  88.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  70.28     $ 48.46    $  59.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  95.39     $ 81.63    $ 104.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  87.65     $ 63.89    $  81.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 54.67    $  67.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 68.67    $  90.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 109.00     $ 81.38    $ 106.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           7
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.25     $ 76.77    $ 103.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2004         2005         2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  92.46     $ 101.96     $ 108.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            6            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 206.24     $ 226.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           65           65
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 256.76     $ 302.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           24
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 151.99     $ 155.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            3            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 147.18     $ 180.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           28           31
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  63.54     $  72.38     $  71.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            4            6
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 164.70     $ 169.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            5            4
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 179.44     $ 194.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           11           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 117.09     $ 122.34     $ 147.18
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           13           18
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 107.08     $ 112.64     $ 129.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  83.16     $  89.61     $  93.45
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            2            3
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  70.23     $  73.16     $  77.86
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            1            1
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 101.61     $ 117.94     $ 139.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            4            5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 116.55     $ 122.50     $ 136.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           14           14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 112.42     $ 118.06     $ 128.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           10           11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.28     $ 111.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 197.59     $ 225.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           23           26
------------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                                                1999        2000
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.75    $  93.40
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 100.13
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 103.94    $ 108.31
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  84.07
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  98.44    $ 104.17
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --
-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               2001        2002        2003
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  76.81    $  57.84    $  79.22
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  85.92    $  69.42    $  98.80
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 111.62    $  94.35    $ 124.60
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  64.18    $  44.32    $  55.28
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 107.54    $ 110.17
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  96.20    $  77.17    $  96.98
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               2004        2005         2006
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $  97.60     $ 100.03
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.03    $  86.57     $  90.83
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           2            3
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.60    $ 119.75     $ 132.35
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          15           19
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 145.52    $ 160.54     $ 178.95
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           5            4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 104.43
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --     $ 108.37
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.35     $ 117.15
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.34    $ 117.17     $ 137.99
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           2            2
-----------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 115.34     $ 143.61
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  61.44    $  65.32     $  65.50
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           3            4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.65    $ 115.13     $ 118.73
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           3            4
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 106.52    $ 109.75     $ 130.93
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.52     $ 112.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 100.29     $ 101.20
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 106.30     $ 123.48
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 105.93     $ 118.30
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --    $ 111.82     $ 124.58
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --            1
-----------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                1999         2000
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.77     $ 126.07
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 166.37     $ 133.82
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.65     $ 102.99
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.79     $ 111.13
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001        2002         2003
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 105.94    $  92.92     $ 120.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 131.84    $ 108.89     $ 141.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  76.66     $  97.27
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  87.46    $  56.92     $  72.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           4            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  85.75    $  67.12     $  81.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.06    $ 114.42     $ 114.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $ 114.07     $ 155.30
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --    $  81.92     $ 118.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --          --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --          --           --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 132.24     $ 145.08     $ 157.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           11           16
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 155.12     $ 158.27     $ 189.64
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.26     $ 128.80     $ 160.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           10           14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  81.41     $  87.96     $  93.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  89.62     $  95.21     $ 106.56
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.89     $ 130.47     $ 135.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            1           19
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.76     $ 109.43     $ 117.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.64     $  99.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.09     $ 103.12
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 180.23     $ 186.98     $ 215.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            9           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.70     $ 122.18     $ 133.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.09     $ 142.68     $ 166.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            5            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.33     $ 114.73     $ 109.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 1999         2000
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 198.84     $ 118.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2002         2003
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.05     $ 103.54     $ 160.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.34     $ 118.12     $ 133.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.60     $ 120.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 196.10     $ 258.05     $ 350.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.11     $ 134.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.40     $ 143.93
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.47
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 109.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 110.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002         2003
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 102.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.31
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 108.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.42     $ 110.66
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.50     $ 101.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  78.58     $ 104.82
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  76.92     $  97.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  68.31     $  88.60
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  79.60     $ 103.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  62.40     $  86.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  74.18     $ 103.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  57.00     $  89.23
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 121.36     $ 130.23     $ 152.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 107.72     $ 109.58     $ 115.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.61     $ 114.43     $ 123.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 152.68     $ 167.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.93     $ 127.03     $ 144.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  83.12     $  86.97
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.16     $ 115.34     $ 118.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 112.62     $ 119.62     $ 124.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 109.88     $ 120.25
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 122.72     $ 140.68     $ 175.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 106.59     $ 112.97     $ 122.42
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.85     $ 100.17     $  99.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 117.73     $ 125.20     $ 148.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  96.41     $ 103.76     $ 112.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.46     $ 126.28     $ 143.86
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  93.02     $ 102.78     $ 109.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            8           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 144.65     $ 159.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 48.79    $  59.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.19    $ 105.07
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.32    $  81.73
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.04    $  67.75
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.13    $  91.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 81.93    $ 106.98
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.29    $ 104.68
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.23    $  79.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004        2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 182.19     $ 215.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 140.44     $ 144.18
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 136.25     $ 167.52
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  64.24     $  73.31     $  72.40
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 147.47     $ 152.43
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 141.82     $ 153.88
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 118.36     $ 123.92     $ 149.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1            5            9
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 107.13     $ 112.92     $ 130.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.06     $  90.77     $  94.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  71.00     $  74.10     $  79.03
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 102.71     $ 119.46     $ 141.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 117.81     $ 124.08     $ 138.06
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 113.64     $ 119.58     $ 130.57
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 104.42     $ 111.95
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $ 138.41     $ 158.58
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     $  97.65     $ 100.28
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  84.94     $  87.69     $  92.19
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 69.75    $  99.46
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 76.93    $ 101.80
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.53    $  55.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $107.78    $ 110.63
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 78.73    $  99.14
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 93.15    $ 121.29
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $112.46    $ 145.51
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.60     $ 121.04     $ 134.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            2            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 119.13     $ 131.69     $ 147.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 104.50
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.44
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 105.50     $ 117.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 113.39     $ 117.46     $ 138.61
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 115.49     $ 144.09
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  61.98     $  66.03     $  66.35
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1            4            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.36     $ 116.07     $ 119.94
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            1            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.16     $ 112.65     $ 134.65
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.57     $ 113.05
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.42     $ 101.54
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.44     $ 123.89
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 106.07     $ 118.70
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 111.96     $ 125.00
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 133.10     $ 146.32     $ 158.85
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 160.86     $ 164.45     $ 197.45
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 77.18    $  98.13
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.15    $  82.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 67.58    $  81.90
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $110.53    $ 110.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $114.85    $ 156.67
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 82.10    $ 118.92
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 118.54     $ 130.47     $ 162.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            6
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  92.12     $  99.73     $ 106.74
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            4            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  90.60     $  96.43     $ 108.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 110.46     $ 112.56     $ 116.79
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 104.81     $ 109.70     $ 117.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.32
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.10
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.21
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $  99.78     $ 105.91
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 100.23     $ 103.47
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 182.19     $ 189.39     $ 218.37
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 114.75     $ 122.48     $ 134.04
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 138.95     $ 143.86     $ 168.15
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --            2            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 111.38     $ 115.01     $ 109.62
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 107.79
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 109.39     $ 118.41     $ 134.22
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 104.74     $ 120.55
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2005, ARE FOR CONTRACTS OFFERED
UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2002        2003
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 88.09     $ 136.39
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           --
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                2004         2005         2006
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 167.50     $ 220.86     $ 300.59
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 124.27     $ 134.83
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --     $ 119.56     $ 144.41
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2015 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 108.53
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2025 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 109.49
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2035 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 110.38
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 Target 2045 Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --     $ 111.17
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................     FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2006..................................     FSA-3
   Statements of Operations for the Year Ended December 31, 2006............................     FSA-33
   Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005.......     FSA-45
   Notes to Financial Statements............................................................     FSA-64


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm............................................................................     F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2006 and 2005..................................     F-2
Consolidated Statements of Earnings, Years Ended December 31, 2006, 2005 and 2004...........     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
     Years Ended December 31, 2006, 2005 and 2004...........................................     F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2006, 2005 and 2004......     F-5
   Notes to Consolidated Financial Statements...............................................     F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007


                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....   $77,408,621       $18,937,104        $41,481,453
Receivable for The Trusts shares sold ..................            --                --                 --
Receivable for policy-related transactions .............       519,422           251,829            551,086
                                                           -----------       -----------        -----------
  Total assets .........................................   $77,928,043       $19,188,933        $42,032,539
                                                           -----------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased ................       518,925           251,826            551,131
Payable for policy-related transactions ................            --                --                 --
                                                           -----------       -----------        -----------
  Total liabilities ....................................       518,925           251,826            551,131
                                                           -----------       -----------        -----------
Net Assets .............................................   $77,409,118       $18,937,107        $41,481,408
                                                           ===========       ===========        ===========
Net Assets:
Accumulation Units .....................................    77,398,883        18,932,434         41,474,648
Contracts in payout (annuitization) period .............            --                --                 --
Retained by AXA Equitable in Separate Account A ........        10,235             4,673              6,760
                                                           -----------       -----------        -----------
Total net assets .......................................   $77,409,118       $18,937,107        $41,481,408
                                                           ===========       ===========        ===========
Investments in shares of The Trusts, at cost ...........   $73,163,142       $18,928,328        $40,940,094
The Trusts shares held .................................
 Class A ...............................................            --                --                 --
 Class B ...............................................     5,262,355         1,742,683          3,573,037


                                                            AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                             Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                         ----------------- ----------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $1,700,560,277      $267,423,161      $  940,782,033      $68,377,765
Receivable for The Trusts shares sold ..................              --                --           1,102,596               --
Receivable for policy-related transactions .............         637,913         1,099,135                  --           23,586
                                                          --------------      ------------      --------------      -----------
  Total assets .........................................  $1,701,198,190      $268,522,296      $  941,884,629      $68,401,351
                                                          --------------      ------------      --------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................         191,292         1,099,978                  --           23,625
Payable for policy-related transactions ................              --                --             729,942               --
                                                          --------------      ------------      --------------      -----------
  Total liabilities ....................................         191,292         1,099,978             729,942           23,625
                                                          --------------      ------------      --------------      -----------
Net Assets .............................................  $1,701,006,898      $267,422,318      $  941,154,687      $68,377,726
                                                          ==============      ============      ==============      ===========
Net Assets:
Accumulation Units .....................................   1,693,102,042       267,413,782         938,783,838       68,372,356
Contracts in payout (annuitization) period .............       7,730,072                --           1,913,433               --
Retained by AXA Equitable in Separate Account A ........         174,784             8,536             457,416            5,370
                                                          --------------      ------------      --------------      -----------
Total net assets .......................................  $1,701,006,898      $267,422,318      $  941,154,687      $68,377,726
                                                          ==============      ============      ==============      ===========
Investments in shares of The Trusts, at cost ...........  $1,533,287,841      $251,746,930      $1,014,989,810      $69,259,574
The Trusts shares held .................................
 Class A ...............................................      92,389,512                --          32,169,559               --
 Class B ...............................................       8,078,431        19,251,669          32,694,994        6,706,241

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                            Health Care        High Yield     International Equity
                                                         ----------------- ----------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $48,397,829       $180,762,320        $104,950,521
Receivable for The Trusts shares sold ..................             --                 --                  --
Receivable for policy-related transactions .............         46,678              5,926             198,877
                                                            -----------       ------------        ------------
  Total assets .........................................    $48,444,507       $180,768,246        $105,149,398
                                                            -----------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ................         46,376              8,167             198,930
Payable for policy-related transactions ................             --                 --                  --
                                                            -----------       ------------        ------------
  Total liabilities ....................................         46,376              8,167             198,930
                                                            -----------       ------------        ------------
Net Assets .............................................    $48,398,131       $180,760,079        $104,950,468
                                                            ===========       ============        ============
Net Assets:
Accumulation Units .....................................     47,060,774        179,865,858         104,905,642
Contracts in payout (annuitization) period .............             --            687,488                  --
Retained by AXA Equitable in Separate Account A ........      1,337,357            206,733              44,826
                                                            -----------       ------------        ------------
Total net assets .......................................    $48,398,131       $180,760,079        $104,950,468
                                                            ===========       ============        ============
Investments in shares of The Trusts, at cost ...........    $47,445,776       $185,874,979        $ 91,044,505
The Trusts shares held .................................
 Class A ...............................................        119,316         24,585,090                  --
 Class B ...............................................      4,326,288          7,688,835           6,746,396


                                                          AXA Premier VIP  AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                             Large Cap        Large Cap         Large Cap          Mid Cap
                                                            Core Equity         Growth            Value             Growth
                                                         ---------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $21,473,059      $38,132,497       $67,536,158       $82,960,153
Receivable for The Trusts shares sold ..................         55,936               --                --            33,249
Receivable for policy-related transactions .............             --           44,398            57,624                --
                                                            -----------      -----------       -----------       -----------
  Total assets .........................................    $21,528,995      $38,176,895       $67,593,782       $82,993,402
                                                            -----------      -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................             --           44,402            57,635                --
Payable for policy-related transactions ................         55,701               --                --            33,473
                                                            -----------      -----------       -----------       -----------
  Total liabilities ....................................         55,701           44,402            57,635            33,473
                                                            -----------      -----------       -----------       -----------
Net Assets .............................................    $21,473,294      $38,132,493       $67,536,147       $82,959,929
                                                            ===========      ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................     20,109,863       37,070,830        65,935,939        82,923,839
Contracts in payout (annuitization) period .............             --               --                --                --
Retained by AXA Equitable in Separate Account A ........      1,363,431        1,061,663         1,600,208            36,090
                                                            -----------      -----------       -----------       -----------
Total net assets .......................................    $21,473,294      $38,132,493       $67,536,147       $82,959,929
                                                            ===========      ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........    $18,884,888      $37,469,236       $61,057,569       $84,759,977
The Trusts shares held .................................
 Class A ...............................................        112,351          105,457           121,963                --
 Class B ...............................................      1,682,994        3,772,902         5,142,506         9,320,702

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006



                                                          AXA Premier    AXA Premier    EQ/AllianceBernstein
                                                            VIP Mid          VIP             Common
                                                           Cap Value      Technology          Stock
                                                         ------------- --------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....  $75,697,829   $113,194,940       $4,187,797,040
Receivable for The Trusts shares sold ..................           --         54,329            2,949,519
Receivable for policy-related transactions .............       79,361             --                   --
                                                          -----------   ------------       --------------
  Total assets .........................................  $75,777,190   $113,249,269       $4,190,746,559
                                                          -----------   ------------       --------------
Liabilities:
Payable for The Trusts shares purchased ................       79,302             --                   --
Payable for policy-related transactions ................           --         54,261            2,533,541
                                                          -----------   ------------       --------------
  Total liabilities ....................................       79,302         54,261            2,533,541
                                                          -----------   ------------       --------------
Net Assets .............................................  $75,697,888   $113,195,008       $4,188,213,018
                                                          ===========   ============       ==============
Net Assets:
Accumulation Units .....................................   75,664,694    113,045,932        4,160,254,007
Contracts in payout (annuitization) period .............           --             --           25,983,126
Retained by AXA Equitable in Separate Account A ........       33,194        149,076            1,975,885
                                                          -----------   ------------       --------------
Total net assets .......................................  $75,697,888   $113,195,008       $4,188,213,018
                                                          ===========   ============       ==============
Investments in shares of The Trusts, at cost ...........  $80,188,688   $101,309,485       $3,951,519,736
The Trusts shares held .................................
 Class A ...............................................           --             --          201,928,854
 Class B ...............................................    7,668,290     10,311,424            9,675,589




                                                                                 EQ/AllianceBernstein
                                                          EQ/AllianceBernstein       Intermediate
                                                                 Growth               Government       EQ/AllianceBernstein
                                                               and Income             Securities           International
                                                         ---------------------- --------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $1,181,229,280          $124,431,736          $890,683,006
Receivable for The Trusts shares sold ..................            412,451                34,912               270,534
Receivable for policy-related transactions .............                 --               306,231                    --
                                                             --------------          ------------          ------------
  Total assets .........................................     $1,181,641,731          $124,772,879          $890,953,540
                                                             --------------          ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ................                 --                    --                    --
Payable for policy-related transactions ................            394,327                    --               277,544
                                                             --------------          ------------          ------------
  Total liabilities ....................................            394,327                    --               277,544
                                                             --------------          ------------          ------------
Net Assets .............................................     $1,181,247,404          $124,772,879          $890,675,996
                                                             ==============          ============          ============
Net Assets:
Accumulation Units .....................................      1,173,214,465           124,224,802           887,659,623
Contracts in payout (annuitization) period .............          7,420,579               548,077             2,170,361
Retained by AXA Equitable in Separate Account A ........            612,360                    --               846,012
                                                             --------------          ------------          ------------
Total net assets .......................................     $1,181,247,404          $124,772,879          $890,675,996
                                                             ==============          ============          ============
Investments in shares of The Trusts, at cost ...........     $  982,740,161          $130,435,571          $635,549,879
The Trusts shares held .................................
 Class A ...............................................         49,041,660             9,458,598            54,630,701
 Class B ...............................................          7,723,216             3,425,776             7,241,595




                                                          EQ/AllianceBernstein
                                                               Large Cap
                                                                 Growth
                                                         ---------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $146,209,920
Receivable for The Trusts shares sold ..................                --
Receivable for policy-related transactions .............            92,412
                                                              ------------
  Total assets .........................................      $146,302,332
                                                              ------------
Liabilities:
Payable for The Trusts shares purchased ................            92,578
Payable for policy-related transactions ................                --
                                                              ------------
  Total liabilities ....................................            92,578
                                                              ------------
Net Assets .............................................      $146,209,754
                                                              ============
Net Assets:
Accumulation Units .....................................       146,203,734
Contracts in payout (annuitization) period .............                --
Retained by AXA Equitable in Separate Account A ........             6,020
                                                              ------------
Total net assets .......................................      $146,209,754
                                                              ============
Investments in shares of The Trusts, at cost ...........      $125,050,861
The Trusts shares held .................................
 Class A ...............................................                --
 Class B ...............................................        19,030,524

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                 EQ/AllianceBernstein
                                                          EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                              Quality Bond              Growth                 Value
                                                         ---------------------- --------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $153,304,148           $373,865,375          $500,554,765
Receivable for The Trusts shares sold ..................           122,543                243,120                    --
Receivable for policy-related transactions .............                --                     --               523,904
                                                              ------------           ------------          ------------
  Total assets .........................................      $153,426,691           $374,108,495          $501,078,669
                                                              ------------           ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ................                --                     --               490,495
Payable for policy-related transactions ................             2,637                189,072                    --
                                                              ------------           ------------          ------------
  Total liabilities ....................................             2,637                189,072               490,495
                                                              ------------           ------------          ------------
Net Assets .............................................      $153,424,054           $373,919,423          $500,588,174
                                                              ============           ============          ============
Net Assets:
Accumulation Units .....................................       152,596,173            372,586,797           500,339,586
Contracts in payout (annuitization) period .............           827,881              1,332,626                    --
Retained by AXA Equitable in Separate Account A ........                --                     --               248,588
                                                              ------------           ------------          ------------
Total net assets .......................................      $153,424,054           $373,919,423          $500,588,174
                                                              ============           ============          ============
Investments in shares of The Trusts, at cost ...........      $156,516,534           $322,836,616          $429,289,713
The Trusts shares held .................................
 Class A ...............................................        11,990,279             19,340,885                    --
 Class B ...............................................         3,359,995              3,590,547            30,566,278


                                                                            EQ/AXA Rosenberg   EQ/Boston Advisors    EQ/Calvert
                                                              EQ/Ariel         Value Long/           Equity           Socially
                                                          Appreciation II     Short Equity           Income          Responsible
                                                         ----------------- ------------------ -------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....     $3,222,815        $9,609,928          $50,723,186      $18,796,956
Receivable for The Trusts shares sold ..................             --            96,257                   --           18,787
Receivable for policy-related transactions .............          3,295                --              121,381               --
                                                             ----------        ----------          -----------      -----------
  Total assets .........................................     $3,226,110        $9,706,185          $50,844,567      $18,815,743
                                                             ----------        ----------          -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ................          3,295                --              121,397               --
Payable for policy-related transactions ................             --            96,273                   --           18,792
                                                             ----------        ----------          -----------      -----------
  Total liabilities ....................................          3,295            96,273              121,397           18,792
                                                             ----------        ----------          -----------      -----------
Net Assets .............................................     $3,222,815        $9,609,912          $50,723,170      $18,796,951
                                                             ==========        ==========          ===========      ===========
Net Assets:
Accumulation Units .....................................      3,221,785         9,606,388           50,719,781       16,786,938
Contracts in payout (annuitization) period .............             --                --                   --               --
Retained by AXA Equitable in Separate Account A ........          1,030             3,524                3,389        2,010,013
                                                             ----------        ----------          -----------      -----------
Total net assets .......................................     $3,222,815        $9,609,912          $50,723,170      $18,796,951
                                                             ==========        ==========          ===========      ===========
Investments in shares of The Trusts, at cost ...........     $2,972,281        $9,849,457          $47,935,986      $17,841,436
The Trusts shares held .................................
 Class A ...............................................             --                --                   --               --
 Class B ...............................................        287,307           907,453            7,320,782        2,203,859

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           EQ/Capital      EQ/Capital      EQ/Capital
                                                            Guardian        Guardian        Guardian
                                                             Growth      International      Research
                                                         -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $11,198,114     $98,543,968    $152,411,582
Receivable for The Trusts shares sold ..................           --              --          16,638
Receivable for policy-related transactions .............        5,065         171,583              --
                                                          -----------     -----------    ------------
  Total assets .........................................  $11,203,179     $98,715,551    $152,428,220
                                                          -----------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        5,099         171,026              --
Payable for policy-related transactions ................           --              --          16,540
                                                          -----------     -----------    ------------
  Total liabilities ....................................        5,099         171,026          16,540
                                                          -----------     -----------    ------------
Net Assets .............................................  $11,198,080     $98,544,525    $152,411,680
                                                          ===========     ===========    ============
Net Assets:
Accumulation Units .....................................   11,178,043      98,514,160     152,378,092
Contracts in payout (annuitization) period .............           --              --              --
Retained by AXA Equitable in Separate Account A ........       20,037          30,365          33,588
                                                          -----------     -----------    ------------
Total net assets .......................................  $11,198,080     $98,544,525    $152,411,680
                                                          ===========     ===========    ============
Investments in shares of The Trusts, at cost ...........  $10,250,050     $86,739,275    $113,060,576
The Trusts shares held .................................
 Class A ...............................................           --              --              --
 Class B ...............................................      799,317       7,091,521      10,927,733


                                                            EQ/Capital    EQ/Caywood-Scholl
                                                             Guardian         High Yield      EQ/Davis New      EQ/Equity
                                                           U.S. Equity           Bond         York Venture      500 Index
                                                         --------------- ------------------- -------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $127,891,145       $16,052,611        $330,796     $1,042,556,527
Receivable for The Trusts shares sold ..................        59,771                --              --            353,754
Receivable for policy-related transactions .............            --            71,102           1,215                 --
                                                          ------------       -----------        --------     --------------
  Total assets .........................................  $127,950,916       $16,123,713        $332,011     $1,042,910,281
                                                          ------------       -----------        --------     --------------
Liabilities:
Payable for The Trusts shares purchased ................            --            71,101           1,203                 --
Payable for policy-related transactions ................        59,603                --              --            876,831
                                                          ------------       -----------        --------     --------------
  Total liabilities ....................................        59,603            71,101           1,203            876,831
                                                          ------------       -----------        --------     --------------
Net Assets .............................................  $127,891,313       $16,052,612        $330,808     $1,042,033,450
                                                          ============       ===========        ========     ==============
Net Assets:
Accumulation Units .....................................   127,849,834        16,051,161         330,808      1,036,895,028
Contracts in payout (annuitization) period .............            --                --              --          4,474,277
Retained by AXA Equitable in Separate Account A ........        41,479             1,451              --            664,145
                                                          ------------       -----------        --------     --------------
Total net assets .......................................  $127,891,313       $16,052,612        $330,808     $1,042,033,450
                                                          ============       ===========        ========     ==============
Investments in shares of The Trusts, at cost ...........  $121,670,561       $16,150,994        $324,725     $  923,112,703
The Trusts shares held .................................
 Class A ...............................................            --                --              --         36,274,789
 Class B ...............................................    10,845,796         3,455,259          30,617          3,969,176

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           EQ/Evergreen
                                                          International   EQ/Evergreen       EQ/FI
                                                               Bond           Omega         Mid Cap
                                                         --------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....    $7,685,202    $22,791,759    $318,047,082
Receivable for The Trusts shares sold ..................            --          3,657              --
Receivable for policy-related transactions .............        69,224             --         159,330
                                                            ----------    -----------    ------------
  Total assets .........................................    $7,754,426    $22,795,416    $318,206,412
                                                            ----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ................        69,224             --         159,782
Payable for policy-related transactions ................            --          1,081              --
                                                            ----------    -----------    ------------
  Total liabilities ....................................        69,224          1,081         159,782
                                                            ----------    -----------    ------------
Net Assets .............................................    $7,685,202    $22,794,335    $318,046,630
                                                            ==========    ===========    ============
Net Assets:
Accumulation Units .....................................     7,684,669     22,739,430     318,025,758
Contracts in payout (annuitization) period .............            --             --              --
Retained by AXA Equitable in Separate Account A ........           533         54,905          20,872
                                                            ----------    -----------    ------------
Total net assets .......................................    $7,685,202    $22,794,335    $318,046,630
                                                            ==========    ===========    ============
Investments in shares of The Trusts, at cost ...........    $7,549,970    $23,052,354    $311,774,689
The Trusts shares held .................................
 Class A ...............................................            --             --              --
 Class B ...............................................       762,790      2,648,047      29,867,847


                                                              EQ/FI                     EQ/Franklin     EQ/GAMCO
                                                             Mid Cap      EQ/Franklin    Small Cap    Mergers and
                                                              Value          Income        Value      Acquisitions
                                                         --------------- ------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....  $493,595,271    $12,767,115   $1,216,058    $7,593,169
Receivable for The Trusts shares sold ..................        65,578             --           --            --
Receivable for policy-related transactions .............            --        224,130        4,947        24,193
                                                          ------------    -----------   ----------    ----------
  Total assets .........................................  $493,660,849    $12,991,245   $1,221,005    $7,617,362
                                                          ------------    -----------   ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ................            --        223,870        4,947        24,193
Payable for policy-related transactions ................        58,466             --           --            --
                                                          ------------    -----------   ----------    ----------
  Total liabilities ....................................        58,466        223,870        4,947        24,193
                                                          ------------    -----------   ----------    ----------
Net Assets .............................................  $493,602,383    $12,767,375   $1,216,058    $7,593,169
                                                          ============    ===========   ==========    ==========
Net Assets:
Accumulation Units .....................................   493,559,823     12,767,375    1,216,058     7,591,228
Contracts in payout (annuitization) period .............            --             --           --            --
Retained by AXA Equitable in Separate Account A ........        42,560             --           --         1,941
                                                          ------------    -----------   ----------    ----------
Total net assets .......................................  $493,602,383    $12,767,375   $1,216,058    $7,593,169
                                                          ============    ===========   ==========    ==========
Investments in shares of The Trusts, at cost ...........  $472,605,293    $12,583,280   $1,203,377    $7,461,586
The Trusts shares held .................................
 Class A ...............................................            --             --           --            --
 Class B ...............................................    34,511,986      1,226,568      112,070       609,803

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                             EQ/GAMCO                          EQ/Janus
                                                          Small Company   EQ/International     Large Cap
                                                              Value            Growth           Growth
                                                         --------------- ------------------ --------------
Assets:
Investments in shares of The Trusts, at fair value .....   $66,229,586       $12,582,928     $72,318,256
Receivable for The Trusts shares sold ..................            --           103,375              --
Receivable for policy-related transactions .............       258,582                --          39,033
                                                           -----------       -----------     -----------
  Total assets .........................................   $66,488,168       $12,686,303     $72,357,289
                                                           -----------       -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ................       258,791                --          38,996
Payable for policy-related transactions ................            --           103,365              --
                                                           -----------       -----------     -----------
  Total liabilities ....................................       258,791           103,365          38,996
                                                           -----------       -----------     -----------
Net Assets .............................................   $66,229,377       $12,582,938     $72,318,293
                                                           ===========       ===========     ===========
Net Assets:
Accumulation Units .....................................    66,227,183        12,581,044      72,314,613
Contracts in payout (annuitization) period .............            --                --              --
Retained by AXA Equitable in Separate Account A ........         2,194             1,894           3,680
                                                           -----------       -----------     -----------
Total net assets .......................................   $66,229,377       $12,582,938     $72,318,293
                                                           ===========       ===========     ===========
Investments in shares of The Trusts, at cost ...........   $63,631,314       $11,756,515     $63,057,758
The Trusts shares held .................................
 Class A ...............................................            --                --              --
 Class B ...............................................     2,197,927         1,936,114      10,465,272


                                                           EQ/JPMorgan        EQ/JPMorgan       EQ/Legg Mason      EQ/Long
                                                            Core Bond     Value Opportunities    Value Equity     Term Bond
                                                         --------------- --------------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $117,715,779        $68,778,222        $18,867,134    $17,751,874
Receivable for The Trusts shares sold ..................            --             25,719                 --             --
Receivable for policy-related transactions .............       319,456                 --             61,292        124,965
                                                          ------------        -----------        -----------    -----------
  Total assets .........................................  $118,035,235        $68,803,941        $18,928,426    $17,876,839
                                                          ------------        -----------        -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................       321,924                 --             61,292        124,850
Payable for policy-related transactions ................            --             25,967                 --             --
                                                          ------------        -----------        -----------    -----------
  Total liabilities ....................................       321,924             25,967             61,292        124,850
                                                          ------------        -----------        -----------    -----------
Net Assets .............................................  $117,713,311        $68,777,974        $18,867,134    $17,751,989
                                                          ============        ===========        ===========    ===========
Net Assets:
Accumulation Units .....................................   117,710,473         68,747,637         18,866,238     17,749,124
Contracts in payout (annuitization) period .............            --                 --                 --             --
Retained by AXA Equitable in Separate Account A ........         2,838             30,337                896          2,865
                                                          ------------        -----------        -----------    -----------
Total net assets .......................................  $117,713,311        $68,777,974        $18,867,134    $17,751,989
                                                          ============        ===========        ===========    ===========
Investments in shares of The Trusts, at cost ...........  $120,255,622        $56,282,226        $17,446,559    $17,993,318
The Trusts shares held .................................
 Class A ...............................................            --                 --                 --             --
 Class B ...............................................    10,729,678          4,846,794          1,687,231      1,337,826

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                          EQ/Lord Abbett
                                                            Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                              Income      Large Cap Core    Mid Cap Value
                                                         --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $11,696,321      $4,133,540       $17,362,386
Receivable for The Trusts shares sold ..................            --              --                --
Receivable for policy-related transactions .............        41,537           1,263            12,832
                                                           -----------      ----------       -----------
  Total assets .........................................   $11,737,858      $4,134,803       $17,375,218
                                                           -----------      ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................        41,537           1,264            12,926
Payable for policy-related transactions ................            --              --                --
                                                           -----------      ----------       -----------
  Total liabilities ....................................        41,537           1,264            12,926
                                                           -----------      ----------       -----------
Net Assets .............................................   $11,696,321      $4,133,539       $17,362,292
                                                           ===========      ==========       ===========
Net Assets:
Accumulation Units .....................................    11,695,234       4,130,836        17,357,435
Contracts in payout (annuitization) period .............            --              --                --
Retained by AXA Equitable in Separate Account A ........         1,087           2,703             4,857
                                                           -----------      ----------       -----------
Total net assets .......................................   $11,696,321      $4,133,539       $17,362,292
                                                           ===========      ==========       ===========
Investments in shares of The Trusts, at cost ...........   $11,115,278      $3,870,676       $16,026,026
The Trusts shares held .................................
 Class A ...............................................            --              --                --
 Class B ...............................................       945,129         347,605         1,390,806


                                                                            EQ/Mercury      EQ/Mercury    EQ/MFS Emerging
                                                            EQ/Marsico     Basic Value    International        Growth
                                                              Focus           Equity          Value          Companies
                                                         --------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $321,891,669    $391,200,779    $305,180,728      $314,279,451
Receivable for The Trusts shares sold ..................            --              --              --           259,009
Receivable for policy-related transactions .............       434,131           5,473         146,014                --
                                                          ------------    ------------    ------------      ------------
  Total assets .........................................  $322,325,800    $391,206,252    $305,326,742      $314,538,460
                                                          ------------    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ................       430,736           4,878         142,624                --
Payable for policy-related transactions ................            --              --              --           261,263
                                                          ------------    ------------    ------------      ------------
  Total liabilities ....................................       430,736           4,878         142,624           261,263
                                                          ------------    ------------    ------------      ------------
Net Assets .............................................  $321,895,064    $391,201,374    $305,184,118      $314,277,197
                                                          ============    ============    ============      ============
Net Assets:
Accumulation Units .....................................   321,846,289     391,171,224     305,076,334       314,252,435
Contracts in payout (annuitization) period .............            --              --              --                --
Retained by AXA Equitable in Separate Account A ........        48,775          30,150         107,784            24,762
                                                          ------------    ------------    ------------      ------------
Total net assets .......................................  $321,895,064    $391,201,374    $305,184,118      $314,277,197
                                                          ============    ============    ============      ============
Investments in shares of The Trusts, at cost ...........  $284,231,263    $342,905,829    $259,258,980      $242,532,118
The Trusts shares held .................................
 Class A ...............................................            --              --              --                --
 Class B ...............................................    19,182,135      22,920,119      18,302,127        20,407,981

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                               EQ/MFS          EQ/Money       EQ/Montag &
                                                          Investors Trust       Market      Caldwell Growth
                                                         ----------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $16,426,451     $149,738,561       $3,688,549
Receivable for The Trusts shares sold ..................          1,162               --               --
Receivable for policy-related transactions .............             --          156,238            9,391
                                                            -----------     ------------       ----------
  Total assets .........................................    $16,427,613     $149,894,799       $3,697,940
                                                            -----------     ------------       ----------
Liabilities:
Payable for The Trusts shares purchased ................             --           13,123            9,395
Payable for policy-related transactions ................          1,162               --               --
                                                            -----------     ------------       ----------
  Total liabilities ....................................          1,162           13,123            9,395
                                                            -----------     ------------       ----------
Net Assets .............................................    $16,426,451     $149,881,676       $3,688,545
                                                            ===========     ============       ==========
Net Assets:
Accumulation Units .....................................     16,367,798      145,597,339        3,685,893
Contracts in payout (annuitization) period .............             --          841,127               --
Retained by AXA Equitable in Separate Account A ........         58,653        3,443,210            2,652
                                                            -----------     ------------       ----------
Total net assets .......................................    $16,426,451     $149,881,676       $3,688,545
                                                            ===========     ============       ==========
Investments in shares of The Trusts, at cost ...........    $12,975,341     $150,149,605       $3,463,544
The Trusts shares held .................................
 Class A ...............................................             --      115,877,569               --
 Class B ...............................................      1,451,893       33,851,200          676,734


                                                                                         EQ/Oppenheimer
                                                           EQ/Mutual    EQ/Oppenheimer    Main Street      EQ/PIMCO
                                                             Shares         Global         Small Cap      Real Return
                                                         ------------- ---------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....  $4,705,001      $2,340,355       $1,493,275    $29,904,181
Receivable for The Trusts shares sold ..................          --              --               --             --
Receivable for policy-related transactions .............      91,769          49,639           26,507         82,459
                                                          ----------      ----------       ----------    -----------
  Total assets .........................................  $4,796,770      $2,389,994       $1,519,782    $29,986,640
                                                          ----------      ----------       ----------    -----------
Liabilities:
Payable for The Trusts shares purchased ................      91,676          49,639           26,497         81,454
Payable for policy-related transactions ................          --              --               --             --
                                                          ----------      ----------       ----------    -----------
  Total liabilities ....................................      91,676          49,639           26,497         81,454
                                                          ----------      ----------       ----------    -----------
Net Assets .............................................  $4,705,094      $2,340,355       $1,493,285    $29,905,186
                                                          ==========      ==========       ==========    ===========
Net Assets:
Accumulation Units .....................................   4,705,094       2,340,278        1,493,285     29,905,186
Contracts in payout (annuitization) period .............          --              --               --             --
Retained by AXA Equitable in Separate Account A ........          --              77               --             --
                                                          ----------      ----------       ----------    -----------
Total net assets .......................................  $4,705,094      $2,340,355       $1,493,285    $29,905,186
                                                          ==========      ==========       ==========    ===========
Investments in shares of The Trusts, at cost ...........  $4,584,523      $2,270,044       $1,472,029    $31,085,845
The Trusts shares held .................................
 Class A ...............................................          --              --               --             --
 Class B ...............................................     437,935         212,845          137,096      3,058,146

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                             EQ/Short        EQ/Small        EQ/Small
                                                          Duration Bond     Cap Value     Company Growth
                                                         --------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $7,342,245    $213,101,248      $39,283,151
Receivable for The Trusts shares sold ..................            --              --               --
Receivable for policy-related transactions .............        14,886          16,498          188,800
                                                            ----------    ------------      -----------
  Total assets .........................................    $7,357,131    $213,117,746      $39,471,951
                                                            ----------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ................        14,885          11,781          188,977
Payable for policy-related transactions ................            --              --               --
                                                            ----------    ------------      -----------
  Total liabilities ....................................        14,885          11,781          188,977
                                                            ----------    ------------      -----------
Net Assets .............................................    $7,342,246    $213,105,965      $39,282,974
                                                            ==========    ============      ===========
Net Assets:
Accumulation Units .....................................     7,341,497     213,071,006       39,279,173
Contracts in payout (annuitization) period .............            --              --               --
Retained by AXA Equitable in Separate Account A ........           749          34,959            3,801
                                                            ----------    ------------      -----------
Total net assets .......................................    $7,342,246    $213,105,965      $39,282,974
                                                            ==========    ============      ===========
Investments in shares of The Trusts, at cost ...........    $7,419,220    $216,778,834      $39,363,902
The Trusts shares held .................................
 Class A ...............................................            --              --               --
 Class B ...............................................       735,210      15,542,437        4,124,140


                                                             EQ/Small        EQ/TCW     EQ/Templeton   EQ/UBS Growth
                                                          Company Index      Equity        Growth        and Income
                                                         --------------- ------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value .....  $147,451,512    $8,636,396     $4,855,987     $19,667,055
Receivable for The Trusts shares sold ..................            --         6,271             --              --
Receivable for policy-related transactions .............       245,331            --         78,891         176,811
                                                          ------------    ----------     ----------     -----------
  Total assets .........................................  $147,696,843    $8,642,667     $4,934,878     $19,843,866
                                                          ------------    ----------     ----------     -----------
Liabilities:
Payable for The Trusts shares purchased ................       224,369            --         78,821         176,825
Payable for policy-related transactions ................            --         6,399             --              --
                                                          ------------    ----------     ----------     -----------
  Total liabilities ....................................       224,369         6,399         78,821         176,825
                                                          ------------    ----------     ----------     -----------
Net Assets .............................................  $147,472,474    $8,636,268     $4,856,057     $19,667,041
                                                          ============    ==========     ==========     ===========
Net Assets:
Accumulation Units .....................................   147,411,171     8,636,268      4,856,057      19,665,323
Contracts in payout (annuitization) period .............            --            --             --              --
Retained by AXA Equitable in Separate Account A ........        61,303            --             --           1,718
                                                          ------------    ----------     ----------     -----------
Total net assets .......................................  $147,472,474    $8,636,268     $4,856,057     $19,667,041
                                                          ============    ==========     ==========     ===========
Investments in shares of The Trusts, at cost ...........  $137,280,291    $8,646,753     $4,735,852     $17,848,628
The Trusts shares held .................................
 Class A ...............................................            --            --             --              --
 Class B ...............................................    11,333,069       407,262        450,069       2,883,289

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                            EQ/Van Kampen
                                                          EQ/Van Kampen   Emerging Markets    EQ/Van Kampen
                                                             Comstock          Equity        Mid Cap Growth
                                                         --------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $18,190,239      $410,720,462       $15,518,999
Receivable for The Trusts shares sold ..................            --                --                --
Receivable for policy-related transactions .............        28,486            75,900           160,509
                                                           -----------      ------------       -----------
  Total assets .........................................   $18,218,725      $410,796,362       $15,679,508
                                                           -----------      ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................        28,486            72,578           160,509
Payable for policy-related transactions ................            --                --                --
                                                           -----------      ------------       -----------
  Total liabilities ....................................        28,486            72,578           160,509
                                                           -----------      ------------       -----------
Net Assets .............................................   $18,190,239      $410,723,784       $15,518,999
                                                           ===========      ============       ===========
Net Assets:
Accumulation Units .....................................    18,187,113       410,513,474        15,515,581
Contracts in payout (annuitization) period .............            --                --                --
Retained by AXA Equitable in Separate Account A ........         3,126           210,310             3,418
                                                           -----------      ------------       -----------
Total net assets .......................................   $18,190,239      $410,723,784       $15,518,999
                                                           ===========      ============       ===========
Investments in shares of The Trusts, at cost ...........   $16,833,032      $353,743,104       $14,878,994
The Trusts shares held .................................
 Class A ...............................................            --                --                --
 Class B ...............................................     1,545,994        25,308,499         1,144,748



                                                          EQ/Wells Fargo
                                                            Montgomery     Target 2015   Target 2025   Target 2035
                                                             Small Cap      Allocation    Allocation   Allocation
                                                         ---------------- ------------- ------------- ------------
Assets:
Investments in shares of The Trusts, at fair value .....    $14,630,703    $1,222,018    $1,035,274     $531,115
Receivable for The Trusts shares sold ..................             --            --            --           --
Receivable for policy-related transactions .............        214,207        38,775         3,871        2,382
                                                            -----------    ----------    ----------     --------
  Total assets .........................................    $14,844,910    $1,260,793    $1,039,145     $533,497
                                                            -----------    ----------    ----------     --------
Liabilities:
Payable for The Trusts shares purchased ................        214,503        38,775         3,871        2,382
Payable for policy-related transactions ................             --            --            --           --
                                                            -----------    ----------    ----------     --------
  Total liabilities ....................................        214,503        38,775         3,871        2,382
                                                            -----------    ----------    ----------     --------
Net Assets .............................................    $14,630,407    $1,222,018    $1,035,274     $531,115
                                                            ===========    ==========    ==========     ========
Net Assets:
Accumulation Units .....................................     14,627,490     1,221,853     1,035,274      530,845
Contracts in payout (annuitization) period .............             --            --            --           --
Retained by AXA Equitable in Separate Account A ........          2,917           165            --          270
                                                            -----------    ----------    ----------     --------
Total net assets .......................................    $14,630,407    $1,222,018    $1,035,274     $531,115
                                                            ===========    ==========    ==========     ========
Investments in shares of The Trusts, at cost ...........    $13,792,663    $1,215,472    $1,023,089     $520,460
The Trusts shares held .................................
 Class A ...............................................             --            --            --           --
 Class B ...............................................      1,085,180       115,975        97,187       49,336

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                            Target 2045    U.S. Real Estate --
                                                            Allocation           Class II
                                                           ------------   ---------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $380,393          $176,251,139
Receivable for The Trusts shares sold ..................           --                    --
Receivable for policy-related transactions .............        5,721               628,406
                                                             --------          ------------
  Total assets .........................................     $386,114          $176,879,545
                                                             --------          ------------
Liabilities:
Payable for The Trusts shares purchased ................        5,618               628,517
Payable for policy-related transactions ................           --                    --
                                                             --------          ------------
  Total liabilities ....................................        5,618               628,517
                                                             --------          ------------
Net Assets .............................................     $380,496          $176,251,028
                                                             ========          ============
Net Assets:
Accumulation Units .....................................      380,496           176,231,566
Contracts in payout (annuitization) period .............           --                    --
Retained by AXA Equitable in Separate Account A ........           --                19,462
                                                             --------          ------------
Total net assets .......................................     $380,496          $176,251,028
                                                             ========          ============
Investments in shares of The Trusts, at cost ...........     $379,060          $149,202,980
The Trusts shares held .................................
 Class A ...............................................           --                    --
 Class B ...............................................       35,023             6,056,740

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

                          (Continued)




                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 153.46                    --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 152.46                    --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 151.47                     5
AXA Aggressive Allocation ..............     Class B 0.95%        $ 151.22                    63
AXA Aggressive Allocation ..............     Class B 1.20%        $ 149.99                    83
AXA Aggressive Allocation ..............     Class B 1.30%        $ 104.54                    --
AXA Aggressive Allocation ..............     Class B 1.34%        $ 149.30                   364
AXA Aggressive Allocation ..............     Class B 1.35%        $ 149.25                     2
AXA Aggressive Allocation ..............     Class B 1.45%        $ 148.76                    --
AXA Conservative Allocation ............     Class B 0.50%        $ 116.51                    --
AXA Conservative Allocation ............     Class B 0.70%        $ 115.75                    --
AXA Conservative Allocation ............     Class B 0.90%        $ 115.00                     1
AXA Conservative Allocation ............     Class B 0.95%        $ 114.81                    19
AXA Conservative Allocation ............     Class B 1.20%        $ 113.87                    55
AXA Conservative Allocation ............     Class B 1.30%        $ 101.50                    --
AXA Conservative Allocation ............     Class B 1.34%        $ 113.35                    91
AXA Conservative Allocation ............     Class B 1.35%        $ 113.31                    --
AXA Conservative Allocation ............     Class B 1.45%        $ 112.94                    --
AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 124.39                    --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 123.58                    --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 122.77                     4
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 122.57                    34
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 121.57                    80
AXA Conservative-Plus Allocation .......     Class B 1.30%        $ 102.29                    --
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 121.01                   222
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 120.97                     1
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 120.58                    --
AXA Moderate Allocation ................     Class A 0.50%        $ 103.11                    --
AXA Moderate Allocation ................     Class A 0.70%        $ 167.68                    --
AXA Moderate Allocation ................     Class A 0.90%        $ 201.66                    60
AXA Moderate Allocation ................     Class A 1.20%        $ 180.56                     3
AXA Moderate Allocation ................     Class A 1.34%        $  63.00                18,359
AXA Moderate Allocation ................     Class A 1.35%        $ 214.80                   118
AXA Moderate Allocation ................     Class A 1.35%        $ 213.45                 1,696
AXA Moderate Allocation ................     Class A 1.45%        $ 137.52                     4
AXA Moderate Allocation ................     Class B 0.50%        $ 120.52                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 167.68                     2
AXA Moderate Allocation ................     Class B 0.70%        $ 130.44                     4
AXA Moderate Allocation ................     Class B 0.90%        $ 126.31                    22
AXA Moderate Allocation ................     Class B 0.90%        $ 143.03                     9
AXA Moderate Allocation ................     Class B 0.95%        $ 128.05                   273
AXA Moderate Allocation ................     Class B 1.20%        $ 137.55                   699
AXA Moderate Allocation ................     Class B 1.30%        $ 102.92                    --
AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 145.39                    --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 144.44                     1
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 143.50                    16
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 143.27                   237
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 142.10                   290
AXA Moderate-Plus Allocation ...........     Class B 1.30%        $ 103.68                    --
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 141.45                 1,337
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 141.40                     4
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 140.94                     1

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .....     Class A 0.50%        $ 105.24                    --
AXA Premier VIP Aggressive Equity .....     Class A 0.70%        $  86.97                    --
AXA Premier VIP Aggressive Equity .....     Class A 0.90%        $ 107.97                    53
AXA Premier VIP Aggressive Equity .....     Class A 1.20%        $  95.60                    --
AXA Premier VIP Aggressive Equity .....     Class A 1.34%        $  80.76                 9,159
AXA Premier VIP Aggressive Equity .....     Class A 1.35%        $ 141.76                 1,113
AXA Premier VIP Aggressive Equity .....     Class A 1.35%        $ 149.25                   136
AXA Premier VIP Aggressive Equity .....     Class A 1.45%        $  78.53                     5
AXA Premier VIP Aggressive Equity .....     Class B 0.50%        $  79.87                    --
AXA Premier VIP Aggressive Equity .....     Class B 0.70%        $  86.97                    15
AXA Premier VIP Aggressive Equity .....     Class B 0.70%        $  86.55                    --
AXA Premier VIP Aggressive Equity .....     Class B 0.90%        $  66.63                    29
AXA Premier VIP Aggressive Equity .....     Class B 0.90%        $  80.84                     1
AXA Premier VIP Aggressive Equity .....     Class B 0.95%        $  84.96                    33
AXA Premier VIP Aggressive Equity .....     Class B 1.20%        $  78.55                   112
AXA Premier VIP Aggressive Equity .....     Class B 1.30%        $ 105.05                    --
AXA Premier VIP Core Bond .............     Class B 0.50%        $ 120.06                    --
AXA Premier VIP Core Bond .............     Class B 0.70%        $ 118.85                    --
AXA Premier VIP Core Bond .............     Class B 0.70%        $ 104.15                    --
AXA Premier VIP Core Bond .............     Class B 0.90%        $ 117.67                     2
AXA Premier VIP Core Bond .............     Class B 0.90%        $ 103.74                    --
AXA Premier VIP Core Bond .............     Class B 0.95%        $ 117.37                   107
AXA Premier VIP Core Bond .............     Class B 1.20%        $ 115.90                   111
AXA Premier VIP Core Bond .............     Class B 1.20%        $ 103.13                    --
AXA Premier VIP Core Bond .............     Class B 1.30%        $ 100.50                    --
AXA Premier VIP Core Bond .............     Class B 1.34%        $ 115.08                   370
AXA Premier VIP Core Bond .............     Class B 1.35%        $ 115.02                     1
AXA Premier VIP Core Bond .............     Class B 1.45%        $ 114.44                    --
AXA Premier VIP Health Care ...........     Class B 0.50%        $ 126.14                    --
AXA Premier VIP Health Care ...........     Class B 0.70%        $ 124.88                    --
AXA Premier VIP Health Care ...........     Class B 0.70%        $ 113.58                    --
AXA Premier VIP Health Care ...........     Class B 0.90%        $ 123.63                     3
AXA Premier VIP Health Care ...........     Class B 0.90%        $ 113.14                    --
AXA Premier VIP Health Care ...........     Class B 0.95%        $ 123.32                    29
AXA Premier VIP Health Care ...........     Class B 1.20%        $ 121.77                    60
AXA Premier VIP Health Care ...........     Class B 1.30%        $ 100.02                    --
AXA Premier VIP Health Care ...........     Class B 1.34%        $ 160.25                     1
AXA Premier VIP Health Care ...........     Class B 1.34%        $ 109.04                    --
AXA Premier VIP Health Care ...........     Class B 1.34%        $ 120.91                   291
AXA Premier VIP Health Care ...........     Class B 1.35%        $ 120.85                     3
AXA Premier VIP Health Care ...........     Class B 1.45%        $ 120.24                    --
AXA Premier VIP High Yield ............     Class A 0.50%        $ 102.63                    --
AXA Premier VIP High Yield ............     Class A 0.70%        $ 120.25                    --
AXA Premier VIP High Yield ............     Class A 0.90%        $ 157.99                     4
AXA Premier VIP High Yield ............     Class A 1.20%        $ 134.04                    --
AXA Premier VIP High Yield ............     Class A 1.34%        $ 178.48                   737
AXA Premier VIP High Yield ............     Class A 1.35%        $ 190.32                    25
AXA Premier VIP High Yield ............     Class A 1.45%        $ 104.89                     1
AXA Premier VIP High Yield ............     Class B 0.50%        $ 134.63                    --
AXA Premier VIP High Yield ............     Class B 0.70%        $ 120.25                    --
AXA Premier VIP High Yield ............     Class B 0.70%        $ 127.15                    --
AXA Premier VIP High Yield ............     Class B 0.90%        $ 108.02                     5

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP High Yield ................     Class B 0.95%        $ 124.82                  156
AXA Premier VIP High Yield ................     Class B 1.20%        $ 104.90                  218
AXA Premier VIP High Yield ................     Class B 1.30%        $ 102.45                   --
AXA Premier VIP International Equity ......     Class B 0.50%        $ 176.83                   --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 175.06                    1
AXA Premier VIP International Equity ......     Class B 0.70%        $ 146.49                   --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 173.31                    4
AXA Premier VIP International Equity ......     Class B 0.90%        $ 145.92                   --
AXA Premier VIP International Equity ......     Class B 0.95%        $ 172.87                   83
AXA Premier VIP International Equity ......     Class B 1.20%        $ 170.70                   89
AXA Premier VIP International Equity ......     Class B 1.30%        $ 105.91                   --
AXA Premier VIP International Equity ......     Class B 1.34%        $ 196.45                    8
AXA Premier VIP International Equity ......     Class B 1.34%        $ 140.64                   --
AXA Premier VIP International Equity ......     Class B 1.34%        $ 169.50                  430
AXA Premier VIP International Equity ......     Class B 1.35%        $ 169.41                   --
AXA Premier VIP International Equity ......     Class B 1.45%        $ 168.56                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $ 128.70
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 127.42                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 122.09                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 126.14                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 125.51                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 121.61                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $ 125.82                   12
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 124.24                   29
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 120.89                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 1.30%        $ 102.93                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $ 123.37                  120
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $ 123.30                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $ 122.68                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $ 100.59                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $  99.58                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $ 108.87                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  98.58                    4
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $ 108.44                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  98.34                   53
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  97.10                   66
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $ 107.80                   --
AXA Premier VIP Large Cap Growth ..........     Class B 1.30%        $ 101.24                   --
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  96.42                  257
AXA Premier VIP Large Cap Growth ..........     Class B 1.35%        $  96.37                    3
AXA Premier VIP Large Cap Growth ..........     Class B 1.45%        $  95.88                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.50%        $ 149.85                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 148.35                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.70%        $ 127.67                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 146.87                    2
AXA Premier VIP Large Cap Value ...........     Class B 0.90%        $ 127.17                   --
AXA Premier VIP Large Cap Value ...........     Class B 0.95%        $ 146.50                   59
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 144.66                   87
AXA Premier VIP Large Cap Value ...........     Class B 1.20%        $ 126.42                   --
AXA Premier VIP Large Cap Value ...........     Class B 1.30%        $ 103.97                   --
AXA Premier VIP Large Cap Value ...........     Class B 1.34%        $ 143.64                  308

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Value .......     Class B 1.35%        $ 143.57                     1
AXA Premier VIP Large Cap Value .......     Class B 1.45%        $ 142.84                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.50%        $ 114.09                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.70%        $ 112.95                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.70%        $ 122.32                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.90%        $ 111.81                     3
AXA Premier VIP Mid Cap Growth ........     Class B 0.90%        $ 121.84                    --
AXA Premier VIP Mid Cap Growth ........     Class B 0.95%        $ 111.53                    80
AXA Premier VIP Mid Cap Growth ........     Class B 1.20%        $ 110.13                   116
AXA Premier VIP Mid Cap Growth ........     Class B 1.30%        $ 103.27                    --
AXA Premier VIP Mid Cap Growth ........     Class B 1.34%        $ 164.64                     5
AXA Premier VIP Mid Cap Growth ........     Class B 1.34%        $ 117.43                    --
AXA Premier VIP Mid Cap Growth ........     Class B 1.34%        $ 109.36                   547
AXA Premier VIP Mid Cap Growth ........     Class B 1.35%        $ 109.30                     1
AXA Premier VIP Mid Cap Growth ........     Class B 1.45%        $ 108.75                     1
AXA Premier VIP Mid Cap Value .........     Class B 0.50%        $ 145.32                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.70%        $ 143.86                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.70%        $ 125.69                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.90%        $ 142.42                     2
AXA Premier VIP Mid Cap Value .........     Class B 0.90%        $ 125.20                    --
AXA Premier VIP Mid Cap Value .........     Class B 0.95%        $ 142.07                    57
AXA Premier VIP Mid Cap Value .........     Class B 1.20%        $ 140.28                    85
AXA Premier VIP Mid Cap Value .........     Class B 1.30%        $ 102.93                    --
AXA Premier VIP Mid Cap Value .........     Class B 1.34%        $ 178.79                     3
AXA Premier VIP Mid Cap Value .........     Class B 1.34%        $ 120.67                    --
AXA Premier VIP Mid Cap Value .........     Class B 1.34%        $ 139.29                   391
AXA Premier VIP Mid Cap Value .........     Class B 1.35%        $ 139.22                     1
AXA Premier VIP Mid Cap Value .........     Class B 1.45%        $ 138.52                    --
AXA Premier VIP Technology ............     Class B 0.50%        $ 110.62                    --
AXA Premier VIP Technology ............     Class B 0.70%        $ 109.51                    10
AXA Premier VIP Technology ............     Class B 0.70%        $ 124.26                    --
AXA Premier VIP Technology ............     Class B 0.90%        $ 108.42                     6
AXA Premier VIP Technology ............     Class B 0.90%        $ 123.77                    --
AXA Premier VIP Technology ............     Class B 0.95%        $ 108.14                    77
AXA Premier VIP Technology ............     Class B 1.20%        $ 106.79                   124
AXA Premier VIP Technology ............     Class B 1.30%        $ 104.68                    --
AXA Premier VIP Technology ............     Class B 1.34%        $ 164.29                     2
AXA Premier VIP Technology ............     Class B 1.34%        $ 119.29                    --
AXA Premier VIP Technology ............     Class B 1.34%        $ 106.03                   838
AXA Premier VIP Technology ............     Class B 1.35%        $ 105.98                     5
AXA Premier VIP Technology ............     Class B 1.45%        $ 105.44                     1
EQ/AllianceBernstein Common Stock .....     Class A 0.50%        $ 104.17                    --
EQ/AllianceBernstein Common Stock .....     Class A 0.70%        $ 159.38                    --
EQ/AllianceBernstein Common Stock .....     Class A 0.74%        $ 500.91                   104
EQ/AllianceBernstein Common Stock .....     Class A 0.74%        $ 542.59                    37
EQ/AllianceBernstein Common Stock .....     Class A 0.90%        $ 226.80                    65
EQ/AllianceBernstein Common Stock .....     Class A 1.20%        $ 188.20                    --
EQ/AllianceBernstein Common Stock .....     Class A 1.34%        $ 374.77                    14
EQ/AllianceBernstein Common Stock .....     Class A 1.35%        $ 290.56                 2,645
EQ/AllianceBernstein Common Stock .....     Class A 1.35%        $ 303.59                   157
EQ/AllianceBernstein Common Stock .....     Class A 1.45%        $ 117.24                    26
EQ/AllianceBernstein Common Stock .....     Class A 1.49%        $ 374.77                 8,161

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                    Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                   ------------------ ----------------- --------------------------
EQ/AllianceBernstein Common Stock ..............     Class B 0.50%        $ 102.09                    --
EQ/AllianceBernstein Common Stock ..............     Class B 0.70%        $ 159.38                    13
EQ/AllianceBernstein Common Stock ..............     Class B 0.70%        $ 106.36                    --
EQ/AllianceBernstein Common Stock ..............     Class B 0.90%        $ 109.76                    43
EQ/AllianceBernstein Common Stock ..............     Class B 0.90%        $ 122.83                     6
EQ/AllianceBernstein Common Stock ..............     Class B 0.95%        $ 104.41                   428
EQ/AllianceBernstein Common Stock ..............     Class B 1.20%        $ 117.28                 1,179
EQ/AllianceBernstein Common Stock ..............     Class B 1.30%        $ 103.98                    --
EQ/AllianceBernstein Growth and Income .........     Class A 0.50%        $ 104.53                    --
EQ/AllianceBernstein Growth and Income .........     Class A 0.70%        $ 215.00                    --
EQ/AllianceBernstein Growth and Income .........     Class A 0.90%        $ 302.39                    24
EQ/AllianceBernstein Growth and Income .........     Class A 1.20%        $ 253.32                    --
EQ/AllianceBernstein Growth and Income .........     Class A 1.34%        $ 358.06                 2,752
EQ/AllianceBernstein Growth and Income .........     Class A 1.35%        $ 358.32                    56
EQ/AllianceBernstein Growth and Income .........     Class A 1.45%        $ 170.51                     6
EQ/AllianceBernstein Growth and Income .........     Class B 0.50%        $ 135.51                    --
EQ/AllianceBernstein Growth and Income .........     Class B 0.70%        $ 215.00                     2
EQ/AllianceBernstein Growth and Income .........     Class B 0.70%        $ 152.87                    --
EQ/AllianceBernstein Growth and Income .........     Class B 0.90%        $ 177.31                    10
EQ/AllianceBernstein Growth and Income .........     Class B 0.95%        $ 150.07                   274
EQ/AllianceBernstein Growth and Income .........     Class B 1.20%        $ 170.54                   681
EQ/AllianceBernstein Growth and Income .........     Class B 1.30%        $ 104.34                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.50%        $ 100.44                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.70%        $ 144.18                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.74%        $  80.34                    33
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 0.90%        $ 155.73                     3
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.20%        $ 143.80                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.34%        $ 160.48                   532
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.35%        $ 154.67                    18
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class A 1.45%        $ 129.92                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.50%        $ 128.11                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.70%        $ 144.18                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.70%        $ 132.66                    --
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.90%        $ 133.20                     2
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 0.95%        $ 130.22                   114
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 1.20%        $ 129.94                   138
EQ/AllianceBernstein Intermediate Government
Securities .....................................     Class B 1.30%        $ 100.25                    --
EQ/AllianceBernstein International .............     Class A 0.50%        $ 105.97                    --
EQ/AllianceBernstein International .............     Class A 0.70%        $ 167.52                    --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
EQ/AllianceBernstein International ........     Class A 0.90%        $ 180.59                    31
EQ/AllianceBernstein International ........     Class A 1.20%        $ 160.24                     3
EQ/AllianceBernstein International ........     Class A 1.34%        $ 178.84                 4,232
EQ/AllianceBernstein International ........     Class A 1.35%        $ 178.63                   119
EQ/AllianceBernstein International ........     Class A 1.45%        $ 140.03                     4
EQ/AllianceBernstein International ........     Class B 0.50%        $ 140.38                    --
EQ/AllianceBernstein International ........     Class B 0.70%        $ 145.53                    --
EQ/AllianceBernstein International ........     Class B 0.70%        $ 167.52                     3
EQ/AllianceBernstein International ........     Class B 0.90%        $ 148.60                    12
EQ/AllianceBernstein International ........     Class B 0.95%        $ 142.86                   259
EQ/AllianceBernstein International ........     Class B 1.20%        $ 139.89                   454
EQ/AllianceBernstein International ........     Class B 1.30%        $ 105.78                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.50%        $  66.16                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.70%        $  72.40                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.90%        $  71.34                     6
EQ/AllianceBernstein Large Cap Growth .....     Class B 0.95%        $  71.07                   174
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.20%        $  69.76                   249
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.30%        $ 103.07                    --
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.34%        $  69.04                 1,671
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.35%        $  68.99                     9
EQ/AllianceBernstein Large Cap Growth .....     Class B 1.45%        $  68.47                     2
EQ/AllianceBernstein Quality Bond .........     Class A 0.50%        $ 100.81                    --
EQ/AllianceBernstein Quality Bond .........     Class A 0.70%        $ 152.43                    --
EQ/AllianceBernstein Quality Bond .........     Class A 0.90%        $ 169.90                     4
EQ/AllianceBernstein Quality Bond .........     Class A 1.20%        $ 153.26                    --
EQ/AllianceBernstein Quality Bond .........     Class A 1.34%        $ 171.37                   670
EQ/AllianceBernstein Quality Bond .........     Class A 1.35%        $ 180.65                    20
EQ/AllianceBernstein Quality Bond .........     Class A 1.45%        $ 135.31                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.50%        $ 134.25                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.70%        $ 152.43                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.70%        $ 139.26                    --
EQ/AllianceBernstein Quality Bond .........     Class B 0.90%        $ 138.66                     4
EQ/AllianceBernstein Quality Bond .........     Class B 0.95%        $ 136.71                   112
EQ/AllianceBernstein Quality Bond .........     Class B 1.20%        $ 135.39                   130
EQ/AllianceBernstein Quality Bond .........     Class B 1.30%        $ 100.62                    --
EQ/AllianceBernstein Small Cap Growth .....     Class A 0.50%        $ 103.84                    --
EQ/AllianceBernstein Small Cap Growth .....     Class A 0.70%        $ 153.88                    --
EQ/AllianceBernstein Small Cap Growth .....     Class A 0.90%        $ 194.31                    11
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.20%        $ 188.69                     1
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.34%        $ 186.13                 1,655
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.35%        $ 185.94                    25
EQ/AllianceBernstein Small Cap Growth .....     Class A 1.45%        $ 135.25                     2
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.50%        $ 100.58                    --
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.70%        $ 153.88                     2
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.70%        $ 167.38                    --
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.90%        $ 139.15                     4
EQ/AllianceBernstein Small Cap Growth .....     Class B 0.95%        $ 164.31                   141
EQ/AllianceBernstein Small Cap Growth .....     Class B 1.20%        $ 135.30                   245
EQ/AllianceBernstein Small Cap Growth .....     Class B 1.30%        $ 103.66                    --
EQ/AllianceBernstein Value ................     Class B 0.50%        $ 163.40                    --
EQ/AllianceBernstein Value ................     Class B 0.70%        $ 149.38                     9
EQ/AllianceBernstein Value ................     Class B 0.90%        $ 147.18                    18

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                  Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                 ------------------ ----------------- --------------------------
EQ/AllianceBernstein Value ...................     Class B 0.95%        $ 155.52                   248
EQ/AllianceBernstein Value ...................     Class B 1.20%        $ 143.93                   471
EQ/AllianceBernstein Value ...................     Class B 1.30%        $ 104.11                    --
EQ/AllianceBernstein Value ...................     Class B 1.34%        $ 142.44                 2,714
EQ/AllianceBernstein Value ...................     Class B 1.35%        $ 142.33                    21
EQ/AllianceBernstein Value ...................     Class B 1.45%        $ 151.12                     2
EQ/Ariel Appreciation II .....................     Class B 0.50%        $ 114.85                    --
EQ/Ariel Appreciation II .....................     Class B 0.70%        $ 114.56                    --
EQ/Ariel Appreciation II .....................     Class B 0.90%        $ 114.28                    --
EQ/Ariel Appreciation II .....................     Class B 0.95%        $ 114.21                     4
EQ/Ariel Appreciation II .....................     Class B 1.20%        $ 113.85                    12
EQ/Ariel Appreciation II .....................     Class B 1.30%        $ 103.36                    --
EQ/Ariel Appreciation II .....................     Class B 1.34%        $ 113.65                    12
EQ/Ariel Appreciation II .....................     Class B 1.35%        $ 113.64                    --
EQ/Ariel Appreciation II .....................     Class B 1.45%        $ 113.50                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.50%        $ 110.97                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.70%        $ 109.35                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.90%        $ 109.53                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 0.95%        $ 109.35                    12
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.20%        $ 108.46                    20
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.30%        $  99.01                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.34%        $ 107.96                    57
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.35%        $ 107.93                    --
EQ/AXA Rosenberg Value Long/Short Equity .....     Class B 1.45%        $ 107.57                    --
EQ/Boston Advisors Equity Income .............     Class B 0.50%        $ 130.62                    --
EQ/Boston Advisors Equity Income .............     Class B 0.70%        $ 130.03                    --
EQ/Boston Advisors Equity Income .............     Class B 0.90%        $ 129.46                     1
EQ/Boston Advisors Equity Income .............     Class B 0.95%        $ 129.31                    34
EQ/Boston Advisors Equity Income .............     Class B 1.20%        $ 128.59                    67
EQ/Boston Advisors Equity Income .............     Class B 1.30%        $ 104.50                    --
EQ/Boston Advisors Equity Income .............     Class B 1.34%        $ 128.19                   292
EQ/Boston Advisors Equity Income .............     Class B 1.35%        $ 128.16                    --
EQ/Boston Advisors Equity Income .............     Class B 1.45%        $ 127.87                    --
EQ/Calvert Socially Responsible ..............     Class B 0.50%        $  85.06                    --
EQ/Calvert Socially Responsible ..............     Class B 0.70%        $  94.85                     1
EQ/Calvert Socially Responsible ..............     Class B 0.90%        $  93.45                     3
EQ/Calvert Socially Responsible ..............     Class B 0.95%        $ 119.37                     4
EQ/Calvert Socially Responsible ..............     Class B 1.00%        $  92.76                    --
EQ/Calvert Socially Responsible ..............     Class B 1.20%        $  91.38                     9
EQ/Calvert Socially Responsible ..............     Class B 1.30%        $ 101.26                    --
EQ/Calvert Socially Responsible ..............     Class B 1.34%        $  90.43                   167
EQ/Calvert Socially Responsible ..............     Class B 1.35%        $  90.37                     1
EQ/Calvert Socially Responsible ..............     Class B 1.45%        $ 116.25                    --
EQ/Capital Guardian Growth ...................     Class B 0.50%        $  69.30                    --
EQ/Capital Guardian Growth ...................     Class B 0.70%        $  79.03                    --
EQ/Capital Guardian Growth ...................     Class B 0.90%        $  77.86                     1
EQ/Capital Guardian Growth ...................     Class B 0.95%        $  77.58                    17
EQ/Capital Guardian Growth ...................     Class B 1.20%        $  76.14                    27
EQ/Capital Guardian Growth ...................     Class B 1.30%        $ 101.69                    --
EQ/Capital Guardian Growth ...................     Class B 1.34%        $  75.35                   101
EQ/Capital Guardian Growth ...................     Class B 1.35%        $  75.30                     2
EQ/Capital Guardian Growth ...................     Class B 1.45%        $ 100.48                    --

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Capital Guardian International .....     Class B 0.50%        $ 127.17                    --
EQ/Capital Guardian International .....     Class B 0.70%        $ 141.46                    --
EQ/Capital Guardian International .....     Class B 0.90%        $ 139.38                     5
EQ/Capital Guardian International .....     Class B 0.95%        $ 170.60                    53
EQ/Capital Guardian International .....     Class B 1.00%        $ 138.35                    --
EQ/Capital Guardian International .....     Class B 1.20%        $ 136.30                   121
EQ/Capital Guardian International .....     Class B 1.30%        $ 104.12                    --
EQ/Capital Guardian International .....     Class B 1.34%        $ 134.89                   534
EQ/Capital Guardian International .....     Class B 1.35%        $ 134.79                     1
EQ/Capital Guardian International .....     Class B 1.45%        $ 166.28                    --
EQ/Capital Guardian Research ..........     Class B 0.50%        $ 125.42                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 138.06                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 136.03                    14
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 135.53                    58
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 133.03                   143
EQ/Capital Guardian Research ..........     Class B 1.30%        $ 102.34                    --
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 131.65                   923
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 131.55                    12
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 130.57                     2
EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 126.84                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 130.57                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 128.65                    11
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 128.17                    80
EQ/Capital Guardian U.S. Equity .......     Class B 1.00%        $ 127.70                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 125.81                   254
EQ/Capital Guardian U.S. Equity .......     Class B 1.30%        $ 101.89                    --
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 124.50                   674
EQ/Capital Guardian U.S. Equity .......     Class B 1.35%        $ 124.41                     2
EQ/Capital Guardian U.S. Equity .......     Class B 1.45%        $ 123.48                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.50%        $ 112.32                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.70%        $ 111.95                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.90%        $ 111.58                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 0.95%        $ 111.48                    30
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.20%        $ 111.01                    27
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.30%        $ 102.26                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.34%        $ 110.75                    87
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.35%        $ 110.74                    --
EQ/Caywood-Scholl High Yield Bond .....     Class B 1.45%        $ 110.55                    --
EQ/Davis New York Venture .............     Class B 0.50%        $ 108.76                    --
EQ/Davis New York Venture .............     Class B 0.90%        $ 108.63                    --
EQ/Davis New York Venture .............     Class B 1.34%        $ 108.48                    --
EQ/Davis New York Venture .............     Class B 1.35%        $ 108.47                     3
EQ/Equity 500 Index ...................     Class A 0.50%        $ 103.22                    --
EQ/Equity 500 Index ...................     Class A 0.70%        $ 158.58                    --
EQ/Equity 500 Index ...................     Class A 0.90%        $ 225.93                    26
EQ/Equity 500 Index ...................     Class A 1.00%        $ 254.00                    --
EQ/Equity 500 Index ...................     Class A 1.20%        $ 187.87                     2
EQ/Equity 500 Index ...................     Class A 1.34%        $ 310.53                 2,920
EQ/Equity 500 Index ...................     Class A 1.35%        $ 310.13                    66
EQ/Equity 500 Index ...................     Class A 1.45%        $ 117.65                    11
EQ/Equity 500 Index ...................     Class B 0.50%        $ 103.33                    --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Equity 500 Index ...................     Class B 0.70%        $ 158.58                     6
EQ/Equity 500 Index ...................     Class B 0.70%        $ 105.31                     7
EQ/Equity 500 Index ...................     Class B 0.90%        $ 122.77                    12
EQ/Equity 500 Index ...................     Class B 0.95%        $ 103.38                   217
EQ/Equity 500 Index ...................     Class B 1.20%        $ 117.68                   652
EQ/Equity 500 Index ...................     Class B 1.30%        $ 103.03                    --
EQ/Evergreen International Bond .......     Class B 0.50%        $ 100.53                    --
EQ/Evergreen International Bond .......     Class B 0.70%        $ 100.28                    --
EQ/Evergreen International Bond .......     Class B 0.90%        $ 100.03                    --
EQ/Evergreen International Bond .......     Class B 0.95%        $  99.97                    17
EQ/Evergreen International Bond .......     Class B 1.00%        $  99.90                    --
EQ/Evergreen International Bond .......     Class B 1.20%        $  99.66                    14
EQ/Evergreen International Bond .......     Class B 1.30%        $ 101.77                    --
EQ/Evergreen International Bond .......     Class B 1.34%        $  99.48                    46
EQ/Evergreen International Bond .......     Class B 1.35%        $  99.47                    --
EQ/Evergreen International Bond .......     Class B 1.45%        $  99.34                    --
EQ/Evergreen Omega ....................     Class B 0.50%        $  90.42                    --
EQ/Evergreen Omega ....................     Class B 0.70%        $  92.19                    --
EQ/Evergreen Omega ....................     Class B 0.90%        $  90.83                     3
EQ/Evergreen Omega ....................     Class B 0.95%        $  90.49                    30
EQ/Evergreen Omega ....................     Class B 1.00%        $  90.16                    --
EQ/Evergreen Omega ....................     Class B 1.20%        $  88.82                    38
EQ/Evergreen Omega ....................     Class B 1.30%        $ 103.62                    --
EQ/Evergreen Omega ....................     Class B 1.34%        $  87.90                   185
EQ/Evergreen Omega ....................     Class B 1.35%        $  87.84                     1
EQ/Evergreen Omega ....................     Class B 1.45%        $  87.18                    --
EQ/FI Mid Cap .........................     Class B 0.50%        $ 138.97                    --
EQ/FI Mid Cap .........................     Class B 0.70%        $ 134.05                     5
EQ/FI Mid Cap .........................     Class B 0.90%        $ 132.35                    19
EQ/FI Mid Cap .........................     Class B 0.95%        $ 131.93                   203
EQ/FI Mid Cap .........................     Class B 1.00%        $ 131.51                    --
EQ/FI Mid Cap .........................     Class B 1.20%        $ 129.84                   494
EQ/FI Mid Cap .........................     Class B 1.30%        $ 104.66                    --
EQ/FI Mid Cap .........................     Class B 1.34%        $ 128.68                 1,735
EQ/FI Mid Cap .........................     Class B 1.35%        $ 128.60                     5
EQ/FI Mid Cap .........................     Class B 1.45%        $ 127.77                     1
EQ/FI Mid Cap Value ...................     Class B 0.50%        $ 183.59                    --
EQ/FI Mid Cap Value ...................     Class B 0.70%        $ 147.09                     1
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 178.95                     4
EQ/FI Mid Cap Value ...................     Class B 0.90%        $ 144.61                    16
EQ/FI Mid Cap Value ...................     Class B 0.95%        $ 182.01                   178
EQ/FI Mid Cap Value ...................     Class B 1.00%        $ 143.38                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 140.94                    --
EQ/FI Mid Cap Value ...................     Class B 1.20%        $ 140.50                   382
EQ/FI Mid Cap Value ...................     Class B 1.30%        $ 103.66                    --
EQ/FI Mid Cap Value ...................     Class B 1.34%        $ 175.70                 2,273
EQ/FI Mid Cap Value ...................     Class B 1.35%        $ 139.14                    32
EQ/FI Mid Cap Value ...................     Class B 1.45%        $ 137.53                     2
EQ/Franklin Income ....................     Class B 0.50%        $ 104.56                    --
EQ/Franklin Income ....................     Class B 0.70%        $ 104.50                    --
EQ/Franklin Income ....................     Class B 0.90%        $ 104.43                     1
EQ/Franklin Income ....................     Class B 0.95%        $ 104.42                     9

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Franklin Income ....................     Class B 1.20%        $ 104.34                   22
EQ/Franklin Income ....................     Class B 1.30%        $ 102.67                   --
EQ/Franklin Income ....................     Class B 1.34%        $ 104.29                   90
EQ/Franklin Income ....................     Class B 1.35%        $ 104.29                   --
EQ/Franklin Income ....................     Class B 1.45%        $ 104.26                   --
EQ/Franklin Small Cap Value ...........     Class B 0.50%        $ 108.50                   --
EQ/Franklin Small Cap Value ...........     Class B 0.70%        $ 108.44                   --
EQ/Franklin Small Cap Value ...........     Class B 0.90%        $ 108.37                   --
EQ/Franklin Small Cap Value ...........     Class B 0.95%        $ 108.35                    1
EQ/Franklin Small Cap Value ...........     Class B 1.20%        $ 108.27                    2
EQ/Franklin Small Cap Value ...........     Class B 1.30%        $ 103.24                   --
EQ/Franklin Small Cap Value ...........     Class B 1.34%        $ 108.22                    8
EQ/Franklin Small Cap Value ...........     Class B 1.35%        $ 108.22                   --
EQ/Franklin Small Cap Value ...........     Class B 1.45%        $ 108.18                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.50%        $ 117.94                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.70%        $ 117.55                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.90%        $ 117.15                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 0.95%        $ 117.06                   14
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.20%        $ 116.57                   12
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.30%        $ 102.27                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.34%        $ 116.29                   39
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.35%        $ 116.27                   --
EQ/GAMCO Mergers and Acquisitions .....     Class B 1.45%        $ 116.08                   --
EQ/GAMCO Small Company Value ..........     Class B 0.50%        $ 139.23                   --
EQ/GAMCO Small Company Value ..........     Class B 0.70%        $ 138.61                   --
EQ/GAMCO Small Company Value ..........     Class B 0.90%        $ 137.99                    2
EQ/GAMCO Small Company Value ..........     Class B 0.95%        $ 137.84                   38
EQ/GAMCO Small Company Value ..........     Class B 1.20%        $ 137.07                   80
EQ/GAMCO Small Company Value ..........     Class B 1.30%        $ 103.86                   --
EQ/GAMCO Small Company Value ..........     Class B 1.34%        $ 136.64                  362
EQ/GAMCO Small Company Value ..........     Class B 1.35%        $ 136.61                    1
EQ/GAMCO Small Company Value ..........     Class B 1.45%        $ 136.30                   --
EQ/International Growth ...............     Class B 0.50%        $ 144.57                   --
EQ/International Growth ...............     Class B 0.70%        $ 144.09                   --
EQ/International Growth ...............     Class B 0.90%        $ 143.61                    1
EQ/International Growth ...............     Class B 0.95%        $ 143.49                    7
EQ/International Growth ...............     Class B 1.20%        $ 142.89                   14
EQ/International Growth ...............     Class B 1.30%        $ 105.82                   --
EQ/International Growth ...............     Class B 1.34%        $ 142.55                   67
EQ/International Growth ...............     Class B 1.35%        $ 142.53                   --
EQ/International Growth ...............     Class B 1.45%        $ 142.29                   --
EQ/Janus Large Cap Growth .............     Class B 0.50%        $  71.61                   --
EQ/Janus Large Cap Growth .............     Class B 0.70%        $  66.35                    6
EQ/Janus Large Cap Growth .............     Class B 0.90%        $  65.50                    4
EQ/Janus Large Cap Growth .............     Class B 0.95%        $  65.30                   90
EQ/Janus Large Cap Growth .............     Class B 1.00%        $  65.09                   --
EQ/Janus Large Cap Growth .............     Class B 1.20%        $  64.26                  215
EQ/Janus Large Cap Growth .............     Class B 1.30%        $ 100.73                   --
EQ/Janus Large Cap Growth .............     Class B 1.34%        $  63.69                  813
EQ/Janus Large Cap Growth .............     Class B 1.35%        $  63.64                    3
EQ/Janus Large Cap Growth .............     Class B 1.45%        $  63.24                   --

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/JPMorgan Core Bond .................     Class B 0.50%        $ 121.18                   --
EQ/JPMorgan Core Bond .................     Class B 0.70%        $ 119.94                    2
EQ/JPMorgan Core Bond .................     Class B 0.90%        $ 118.73                    4
EQ/JPMorgan Core Bond .................     Class B 0.95%        $ 118.42                  215
EQ/JPMorgan Core Bond .................     Class B 1.00%        $ 118.12                   --
EQ/JPMorgan Core Bond .................     Class B 1.20%        $ 116.91                  144
EQ/JPMorgan Core Bond .................     Class B 1.30%        $ 100.66                   --
EQ/JPMorgan Core Bond .................     Class B 1.34%        $ 116.08                  643
EQ/JPMorgan Core Bond .................     Class B 1.35%        $ 116.02                    1
EQ/JPMorgan Core Bond .................     Class B 1.45%        $ 115.42                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.50%        $ 134.61                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.70%        $ 134.65                   --
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 130.93                    1
EQ/JPMorgan Value Opportunities .......     Class B 0.90%        $ 132.37                    5
EQ/JPMorgan Value Opportunities .......     Class B 0.95%        $ 122.52                   23
EQ/JPMorgan Value Opportunities .......     Class B 1.00%        $ 131.25                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 127.65                   39
EQ/JPMorgan Value Opportunities .......     Class B 1.20%        $ 129.02                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.30%        $ 104.18                   --
EQ/JPMorgan Value Opportunities .......     Class B 1.34%        $ 160.85                  362
EQ/JPMorgan Value Opportunities .......     Class B 1.35%        $ 127.37                   14
EQ/JPMorgan Value Opportunities .......     Class B 1.45%        $ 124.95                    1
EQ/Legg Mason Value Equity ............     Class B 0.50%        $ 113.34                   --
EQ/Legg Mason Value Equity ............     Class B 0.70%        $ 113.05                   --
EQ/Legg Mason Value Equity ............     Class B 0.90%        $ 112.77                    1
EQ/Legg Mason Value Equity ............     Class B 0.95%        $ 112.70                   17
EQ/Legg Mason Value Equity ............     Class B 1.00%        $ 112.63                   --
EQ/Legg Mason Value Equity ............     Class B 1.20%        $ 112.35                   41
EQ/Legg Mason Value Equity ............     Class B 1.30%        $ 104.08                   --
EQ/Legg Mason Value Equity ............     Class B 1.34%        $ 112.16                  108
EQ/Legg Mason Value Equity ............     Class B 1.35%        $ 112.14                    1
EQ/Legg Mason Value Equity ............     Class B 1.45%        $ 112.00                   --
EQ/Long Term Bond .....................     Class B 0.50%        $ 101.88                   --
EQ/Long Term Bond .....................     Class B 0.70%        $ 101.54                   --
EQ/Long Term Bond .....................     Class B 0.90%        $ 101.20                    1
EQ/Long Term Bond .....................     Class B 0.95%        $ 101.11                   30
EQ/Long Term Bond .....................     Class B 1.00%        $ 101.03                   --
EQ/Long Term Bond .....................     Class B 1.20%        $ 100.69                   33
EQ/Long Term Bond .....................     Class B 1.30%        $ 100.40                   --
EQ/Long Term Bond .....................     Class B 1.34%        $ 100.45                  113
EQ/Long Term Bond .....................     Class B 1.35%        $ 100.44                   --
EQ/Long Term Bond .....................     Class B 1.45%        $ 100.27                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.50%        $ 124.31                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.70%        $ 123.89                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.90%        $ 123.48                   --
EQ/Lord Abbett Growth and Income ......     Class B 0.95%        $ 123.37                    8
EQ/Lord Abbett Growth and Income ......     Class B 1.00%        $ 123.27                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.20%        $ 122.86                   10
EQ/Lord Abbett Growth and Income ......     Class B 1.30%        $ 103.02                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.34%        $ 122.57                   75
EQ/Lord Abbett Growth and Income ......     Class B 1.35%        $ 122.55                   --
EQ/Lord Abbett Growth and Income ......     Class B 1.45%        $ 122.34                   --

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Lord Abbett Large Cap Core .........     Class B 0.50%        $ 119.10                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.70%        $ 118.70                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.90%        $ 118.30                    --
EQ/Lord Abbett Large Cap Core .........     Class B 0.95%        $ 118.20                     4
EQ/Lord Abbett Large Cap Core .........     Class B 1.00%        $ 118.11                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.20%        $ 117.71                     5
EQ/Lord Abbett Large Cap Core .........     Class B 1.30%        $ 102.63                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 117.71                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.34%        $ 117.43                    25
EQ/Lord Abbett Large Cap Core .........     Class B 1.35%        $ 117.41                    --
EQ/Lord Abbett Large Cap Core .........     Class B 1.45%        $ 117.21                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.50%        $ 125.42                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.70%        $ 125.00                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.90%        $ 124.58                     1
EQ/Lord Abbett Mid Cap Value ..........     Class B 0.95%        $ 124.48                    22
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.00%        $ 124.37                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.20%        $ 123.96                    23
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.30%        $ 103.83                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.34%        $ 123.66                    94
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.35%        $ 123.64                    --
EQ/Lord Abbett Mid Cap Value ..........     Class B 1.45%        $ 123.44                    --
EQ/Marsico Focus ......................     Class B 0.50%        $ 160.53                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 158.85                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 157.18                    16
EQ/Marsico Focus ......................     Class B 0.95%        $ 156.76                   222
EQ/Marsico Focus ......................     Class B 1.00%        $ 156.35                    --
EQ/Marsico Focus ......................     Class B 1.20%        $ 154.70                   295
EQ/Marsico Focus ......................     Class B 1.30%        $ 105.05                    --
EQ/Marsico Focus ......................     Class B 1.34%        $ 153.56                 1,548
EQ/Marsico Focus ......................     Class B 1.35%        $ 153.48                     7
EQ/Marsico Focus ......................     Class B 1.45%        $ 152.66                     1
EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 157.18                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 197.45                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 189.64                     4
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 194.11                     9
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 161.48                   160
EQ/Mercury Basic Value Equity .........     Class B 1.00%        $ 192.46                    --
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 187.75                   276
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 189.19                    --
EQ/Mercury Basic Value Equity .........     Class B 1.30%        $ 104.24                    --
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 242.07                 1,272
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 186.77                    14
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 183.78                     2
EQ/Mercury International Value ........     Class B 0.50%        $ 132.94                    --
EQ/Mercury International Value ........     Class B 0.70%        $ 162.83                     6
EQ/Mercury International Value ........     Class B 0.90%        $ 160.43                    14
EQ/Mercury International Value ........     Class B 0.95%        $ 159.84                   179
EQ/Mercury International Value ........     Class B 1.00%        $ 159.25                    --
EQ/Mercury International Value ........     Class B 1.20%        $ 156.89                   231
EQ/Mercury International Value ........     Class B 1.30%        $ 104.70                    --
EQ/Mercury International Value ........     Class B 1.34%        $ 155.26                 1,505

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Mercury International Value ........     Class B 1.35%        $ 155.15                    20
EQ/Mercury International Value ........     Class B 1.45%        $ 168.61                     1
EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  60.37                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $ 106.74                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  93.95                     5
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $ 104.93                    26
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  88.74                   110
EQ/MFS Emerging Growth Companies ......     Class B 1.00%        $ 104.04                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  98.21                   178
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $ 102.27                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.30%        $ 104.10                    --
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 151.04                 1,844
EQ/MFS Emerging Growth Companies ......     Class B 1.35%        $ 100.96                    42
EQ/MFS Emerging Growth Companies ......     Class B 1.45%        $  96.13                     8
EQ/MFS Investors Trust ................     Class B 0.50%        $ 103.30                    --
EQ/MFS Investors Trust ................     Class B 0.70%        $ 108.15                    --
EQ/MFS Investors Trust ................     Class B 0.90%        $ 106.56                     1
EQ/MFS Investors Trust ................     Class B 0.95%        $ 106.17                    12
EQ/MFS Investors Trust ................     Class B 1.00%        $ 105.78                    --
EQ/MFS Investors Trust ................     Class B 1.20%        $ 104.21                    28
EQ/MFS Investors Trust ................     Class B 1.30%        $ 102.43                    --
EQ/MFS Investors Trust ................     Class B 1.34%        $ 103.13                   116
EQ/MFS Investors Trust ................     Class B 1.35%        $ 103.05                    --
EQ/MFS Investors Trust ................     Class B 1.45%        $ 102.29                    --
EQ/Money Market .......................     Class A 0.50%        $ 100.76                    --
EQ/Money Market .......................     Class A 0.70%        $ 128.55                    --
EQ/Money Market .......................     Class A 0.74%        $  45.18                    71
EQ/Money Market .......................     Class A 0.90%        $ 135.41                    19
EQ/Money Market .......................     Class A 1.20%        $ 127.45                    --
EQ/Money Market .......................     Class A 1.35%        $ 139.78                    56
EQ/Money Market .......................     Class A 1.35%        $ 139.11                   192
EQ/Money Market .......................     Class A 1.45%        $ 116.74                    --
EQ/Money Market .......................     Class A 1.49%        $  35.33                 2,018
EQ/Money Market .......................     Class B 0.50%        $ 112.08                    --
EQ/Money Market .......................     Class B 0.70%        $ 128.55                    --
EQ/Money Market .......................     Class B 0.70%        $ 116.79                    --
EQ/Money Market .......................     Class B 0.90%        $ 108.50                     1
EQ/Money Market .......................     Class B 0.90%        $ 119.94                     1
EQ/Money Market .......................     Class B 0.95%        $ 114.65                   187
EQ/Money Market .......................     Class B 1.20%        $ 116.78                   103
EQ/Money Market .......................     Class B 1.30%        $ 100.60                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.50%        $ 118.12                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.70%        $ 117.59                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.90%        $ 117.07                    --
EQ/Montag & Caldwell Growth ...........     Class B 0.95%        $ 116.94                     4
EQ/Montag & Caldwell Growth ...........     Class B 1.00%        $ 116.81                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.20%        $ 116.29                     5
EQ/Montag & Caldwell Growth ...........     Class B 1.30%        $ 101.82                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.34%        $ 115.92                    23
EQ/Montag & Caldwell Growth ...........     Class B 1.35%        $ 115.90                    --
EQ/Montag & Caldwell Growth ...........     Class B 1.45%        $ 115.63                    --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges   Unit Fair Value   Units Outstanding (000's)
                                        ------------------ ----------------- --------------------------
EQ/Mutual Shares ....................     Class B 0.50%        $ 107.38                   --
EQ/Mutual Shares ....................     Class B 0.70%        $ 107.32                   --
EQ/Mutual Shares ....................     Class B 0.90%        $ 107.25                    1
EQ/Mutual Shares ....................     Class B 0.95%        $ 107.23                    3
EQ/Mutual Shares ....................     Class B 1.00%        $ 107.22                   --
EQ/Mutual Shares ....................     Class B 1.20%        $ 107.15                    8
EQ/Mutual Shares ....................     Class B 1.30%        $ 103.66                   --
EQ/Mutual Shares ....................     Class B 1.34%        $ 107.10                   32
EQ/Mutual Shares ....................     Class B 1.35%        $ 107.10                   --
EQ/Mutual Shares ....................     Class B 1.45%        $ 107.07                   --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 111.23                   --
EQ/Oppenheimer Global ...............     Class B 0.70%        $ 111.17                   --
EQ/Oppenheimer Global ...............     Class B 0.90%        $ 111.10                   --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 111.08                    3
EQ/Oppenheimer Global ...............     Class B 1.00%        $ 111.06                   --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 110.99                    3
EQ/Oppenheimer Global ...............     Class B 1.30%        $ 105.12                   --
EQ/Oppenheimer Global ...............     Class B 1.34%        $ 110.94                   14
EQ/Oppenheimer Global ...............     Class B 1.35%        $ 110.94                   --
EQ/Oppenheimer Global ...............     Class B 1.45%        $ 110.91                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.50%        $ 111.28                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.70%        $ 111.21                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.90%        $ 111.14                   --
EQ/Oppenheimer Main Street Small Cap      Class B 0.95%        $ 111.12                    1
EQ/Oppenheimer Main Street Small Cap      Class B 1.00%        $ 111.11                   --
EQ/Oppenheimer Main Street Small Cap      Class B 1.20%        $ 111.04                    3
EQ/Oppenheimer Main Street Small Cap      Class B 1.30%        $ 102.70                   --
EQ/Oppenheimer Main Street Small Cap      Class B 1.34%        $ 110.99                    9
EQ/Oppenheimer Main Street Small Cap      Class B 1.35%        $ 110.99                   --
EQ/Oppenheimer Main Street Small Cap      Class B 1.45%        $ 110.95                   --
EQ/PIMCO Real Return ................     Class B 0.50%        $  99.80                   --
EQ/PIMCO Real Return ................     Class B 0.70%        $  99.47                   --
EQ/PIMCO Real Return ................     Class B 0.90%        $  99.13                    4
EQ/PIMCO Real Return ................     Class B 0.95%        $  99.05                   75
EQ/PIMCO Real Return ................     Class B 1.00%        $  98.97                   --
EQ/PIMCO Real Return ................     Class B 1.20%        $  98.64                   56
EQ/PIMCO Real Return ................     Class B 1.30%        $  99.43                   --
EQ/PIMCO Real Return ................     Class B 1.34%        $  98.40                  167
EQ/PIMCO Real Return ................     Class B 1.35%        $  98.39                   --
EQ/PIMCO Real Return ................     Class B 1.45%        $  98.22                   --
EQ/Short Duration Bond ..............     Class B 0.50%        $ 103.81                   --
EQ/Short Duration Bond ..............     Class B 0.70%        $ 103.47                   --
EQ/Short Duration Bond ..............     Class B 0.90%        $ 103.12                   --
EQ/Short Duration Bond ..............     Class B 0.95%        $ 103.04                   13
EQ/Short Duration Bond ..............     Class B 1.00%        $ 102.95                   --
EQ/Short Duration Bond ..............     Class B 1.20%        $ 102.60                   11
EQ/Short Duration Bond ..............     Class B 1.30%        $ 100.49                   --
EQ/Short Duration Bond ..............     Class B 1.34%        $ 102.36                   47
EQ/Short Duration Bond ..............     Class B 1.35%        $ 102.35                   --
EQ/Short Duration Bond ..............     Class B 1.45%        $ 102.17                   --

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                     Contract charges   Unit Fair Value   Units Outstanding (000's)
                                    ------------------ ----------------- --------------------------
EQ/ Small Cap Value .............     Class B 0.50%        $ 208.48                   --
EQ/ Small Cap Value .............     Class B 0.70%        $ 218.37                   --
EQ/ Small Cap Value .............     Class B 0.90%        $ 215.15                   10
EQ/ Small Cap Value .............     Class B 0.95%        $ 169.16                  100
EQ/ Small Cap Value .............     Class B 1.00%        $ 213.57                   --
EQ/ Small Cap Value .............     Class B 1.20%        $ 210.41                  127
EQ/ Small Cap Value .............     Class B 1.30%        $ 104.20                   --
EQ/ Small Cap Value .............     Class B 1.34%        $ 208.22                  794
EQ/ Small Cap Value .............     Class B 1.35%        $ 208.07                    8
EQ/ Small Cap Value .............     Class B 1.45%        $ 161.93                   --
EQ/Small Company Growth .........     Class B 0.50%        $ 134.64                   --
EQ/Small Company Growth .........     Class B 0.70%        $ 134.04                   --
EQ/Small Company Growth .........     Class B 0.90%        $ 133.44                    1
EQ/Small Company Growth .........     Class B 0.95%        $ 133.29                   30
EQ/Small Company Growth .........     Class B 1.00%        $ 133.14                   --
EQ/Small Company Growth .........     Class B 1.20%        $ 132.55                   50
EQ/Small Company Growth .........     Class B 1.30%        $ 103.48                   --
EQ/Small Company Growth .........     Class B 1.34%        $ 132.13                  216
EQ/Small Company Growth .........     Class B 1.35%        $ 132.10                   --
EQ/Small Company Growth .........     Class B 1.45%        $ 131.81                   --
EQ/Small Company Index ..........     Class B 0.50%        $ 169.88                   --
EQ/Small Company Index ..........     Class B 0.70%        $ 168.15                    4
EQ/Small Company Index ..........     Class B 0.90%        $ 166.44                    6
EQ/Small Company Index ..........     Class B 0.95%        $ 166.02                   49
EQ/Small Company Index ..........     Class B 1.00%        $ 165.60                   --
EQ/Small Company Index ..........     Class B 1.20%        $ 163.91                  167
EQ/Small Company Index ..........     Class B 1.30%        $ 102.91                   --
EQ/Small Company Index ..........     Class B 1.34%        $ 162.73                  672
EQ/Small Company Index ..........     Class B 1.35%        $ 162.65                    5
EQ/Small Company Index ..........     Class B 1.45%        $ 161.81                   --
EQ/TCW Equity ...................     Class B 0.50%        $ 110.11                   --
EQ/TCW Equity ...................     Class B 0.70%        $ 109.62                   --
EQ/TCW Equity ...................     Class B 0.90%        $ 109.14                   --
EQ/TCW Equity ...................     Class B 0.95%        $ 109.01                    7
EQ/TCW Equity ...................     Class B 1.00%        $ 108.89                   --
EQ/TCW Equity ...................     Class B 1.20%        $ 108.40                   30
EQ/TCW Equity ...................     Class B 1.30%        $ 100.02                   --
EQ/TCW Equity ...................     Class B 1.34%        $ 108.07                   43
EQ/TCW Equity ...................     Class B 1.35%        $ 108.04                   --
EQ/TCW Equity ...................     Class B 1.45%        $ 107.80                   --
EQ/Templeton Growth .............     Class B 0.50%        $ 107.86                   --
EQ/Templeton Growth .............     Class B 0.70%        $ 107.79                   --
EQ/Templeton Growth .............     Class B 0.90%        $ 107.73                    1
EQ/Templeton Growth .............     Class B 0.95%        $ 107.71                    4
EQ/Templeton Growth .............     Class B 1.00%        $ 107.69                   --
EQ/Templeton Growth .............     Class B 1.20%        $ 107.63                   11
EQ/Templeton Growth .............     Class B 1.30%        $ 104.20                   --
EQ/Templeton Growth .............     Class B 1.34%        $ 107.58                   30
EQ/Templeton Growth .............     Class B 1.35%        $ 107.58                   --
EQ/Templeton Growth .............     Class B 1.45%        $ 107.54                   --

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                                             ------------------ ----------------- --------------------------
EQ/UBS Growth and Income .................     Class B 0.50%        $ 134.82                    --
EQ/UBS Growth and Income .................     Class B 0.70%        $ 134.22                    --
EQ/UBS Growth and Income .................     Class B 0.90%        $ 133.62                    --
EQ/UBS Growth and Income .................     Class B 0.95%        $ 133.47                     8
EQ/UBS Growth and Income .................     Class B 1.00%        $ 133.32                    --
EQ/UBS Growth and Income .................     Class B 1.20%        $ 132.73                    46
EQ/UBS Growth and Income .................     Class B 1.30%        $ 102.89                    --
EQ/UBS Growth and Income .................     Class B 1.34%        $ 132.31                    94
EQ/UBS Growth and Income .................     Class B 1.35%        $ 132.28                    --
EQ/UBS Growth and Income .................     Class B 1.45%        $ 131.98                    --
EQ/Van Kampen Comstock ...................     Class B 0.50%        $ 120.95                    --
EQ/Van Kampen Comstock ...................     Class B 0.70%        $ 120.55                    --
EQ/Van Kampen Comstock ...................     Class B 0.90%        $ 120.15                     1
EQ/Van Kampen Comstock ...................     Class B 0.95%        $ 120.05                    18
EQ/Van Kampen Comstock ...................     Class B 1.00%        $ 119.95                    --
EQ/Van Kampen Comstock ...................     Class B 1.20%        $ 119.54                    23
EQ/Van Kampen Comstock ...................     Class B 1.30%        $ 102.92                    --
EQ/Van Kampen Comstock ...................     Class B 1.34%        $ 119.26                   110
EQ/Van Kampen Comstock ...................     Class B 1.35%        $ 119.24                    --
EQ/Van Kampen Comstock ...................     Class B 1.45%        $ 119.04                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.50%        $ 242.92                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.70%        $ 300.59                     7
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.70%        $ 183.92                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.90%        $ 183.20                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.90%        $ 350.50                     2
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.90%        $ 295.50                     6
EQ/Van Kampen Emerging Markets Equity ....     Class B 0.95%        $ 259.45                   112
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.00%        $ 292.99                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.20%        $ 288.01                     1
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.20%        $ 271.98                   180
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.30%        $ 113.12                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.34%        $ 305.48                     9
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.34%        $ 176.57                    --
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.34%        $ 188.68                 1,693
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.35%        $ 284.32                    18
EQ/Van Kampen Emerging Markets Equity ....     Class B 1.45%        $ 266.22                     1
EQ/Van Kampen Mid Cap Growth .............     Class B 0.50%        $ 135.28                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 0.70%        $ 134.83                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 0.90%        $ 134.38                     1
EQ/Van Kampen Mid Cap Growth .............     Class B 0.95%        $ 134.27                    10
EQ/Van Kampen Mid Cap Growth .............     Class B 1.00%        $ 134.15                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 1.20%        $ 133.70                    12
EQ/Van Kampen Mid Cap Growth .............     Class B 1.30%        $ 103.78                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 1.34%        $ 133.39                    93
EQ/Van Kampen Mid Cap Growth .............     Class B 1.35%        $ 133.37                    --
EQ/Van Kampen Mid Cap Growth .............     Class B 1.45%        $ 133.14                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.50%        $ 144.89                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.70%        $ 144.41                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.90%        $ 143.93                     1
EQ/Wells Fargo Montgomery Small Cap ......     Class B 0.95%        $ 143.81                    10
EQ/Wells Fargo Montgomery Small Cap ......     Class B 1.00%        $ 143.69                    --
EQ/Wells Fargo Montgomery Small Cap ......     Class B 1.20%        $ 143.20                    14

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.30%        $ 104.25                   --
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.34%        $ 142.87                   78
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.35%        $ 142.84                    1
EQ/Wells Fargo Montgomery Small Cap ....     Class B 1.45%        $ 142.60                   --
Target 2015 Allocation .................     Class B 0.50%        $ 108.60                   --
Target 2015 Allocation .................     Class B 0.70%        $ 108.53                   --
Target 2015 Allocation .................     Class B 0.90%        $ 108.47                   --
Target 2015 Allocation .................     Class B 0.95%        $ 108.45                   --
Target 2015 Allocation .................     Class B 1.00%        $ 108.43                   --
Target 2015 Allocation .................     Class B 1.20%        $ 108.37                   --
Target 2015 Allocation .................     Class B 1.30%        $ 103.34                   --
Target 2015 Allocation .................     Class B 1.34%        $ 108.32                   11
Target 2015 Allocation .................     Class B 1.35%        $ 108.31                   --
Target 2015 Allocation .................     Class B 1.45%        $ 108.28                   --
Target 2025 Allocation .................     Class B 0.50%        $ 109.56                   --
Target 2025 Allocation .................     Class B 0.70%        $ 109.49                   --
Target 2025 Allocation .................     Class B 0.90%        $ 109.42                   --
Target 2025 Allocation .................     Class B 0.95%        $ 109.40                   --
Target 2025 Allocation .................     Class B 1.00%        $ 109.39                   --
Target 2025 Allocation .................     Class B 1.20%        $ 109.32                    2
Target 2025 Allocation .................     Class B 1.30%        $ 103.78                   --
Target 2025 Allocation .................     Class B 1.34%        $ 109.27                    7
Target 2025 Allocation .................     Class B 1.35%        $ 109.27                   --
Target 2025 Allocation .................     Class B 1.45%        $ 109.23                   --
Target 2035 Allocation .................     Class B 0.50%        $ 110.45                   --
Target 2035 Allocation .................     Class B 0.70%        $ 110.38                   --
Target 2035 Allocation .................     Class B 0.90%        $ 110.31                   --
Target 2035 Allocation .................     Class B 0.95%        $ 110.29                   --
Target 2035 Allocation .................     Class B 1.00%        $ 110.27                   --
Target 2035 Allocation .................     Class B 1.20%        $ 110.21                    1
Target 2035 Allocation .................     Class B 1.30%        $ 104.14                   --
Target 2035 Allocation .................     Class B 1.34%        $ 110.16                    4
Target 2035 Allocation .................     Class B 1.35%        $ 110.15                   --
Target 2035 Allocation .................     Class B 1.45%        $ 110.12                   --
Target 2045 Allocation .................     Class B 0.50%        $ 111.24                   --
Target 2045 Allocation .................     Class B 0.70%        $ 111.17                   --
Target 2045 Allocation .................     Class B 0.90%        $ 111.10                   --
Target 2045 Allocation .................     Class B 0.95%        $ 111.08                   --
Target 2045 Allocation .................     Class B 1.00%        $ 111.06                   --
Target 2045 Allocation .................     Class B 1.20%        $ 110.99                   --
Target 2045 Allocation .................     Class B 1.30%        $ 104.37                   --
Target 2045 Allocation .................     Class B 1.34%        $ 110.95                    3
Target 2045 Allocation .................     Class B 1.35%        $ 110.94                   --
Target 2045 Allocation .................     Class B 1.45%        $ 110.91                   --
U.S. Real Estate -- Class II ...........     Class B 0.50%        $ 230.61                   --
U.S. Real Estate -- Class II ...........     Class B 0.70%        $ 229.11                    3
U.S. Real Estate -- Class II ...........     Class B 0.90%        $ 227.62                    3
U.S. Real Estate -- Class II ...........     Class B 0.95%        $ 227.25                   55
U.S. Real Estate -- Class II ...........     Class B 1.00%        $ 226.88                   --
U.S. Real Estate -- Class II ...........     Class B 1.20%        $ 225.39                  119
U.S. Real Estate -- Class II ...........     Class B 1.30%        $ 105.28                   --
U.S. Real Estate -- Class II ...........     Class B 1.34%        $ 224.36                  601

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                          Contract charges   Unit Fair Value   Units Outstanding (000's)
                                         ------------------ ----------------- --------------------------
U.S. Real Estate -- Class II .........     Class B 1.35%        $ 224.29                   2
U.S. Real Estate -- Class II .........     Class B 1.45%        $ 223.55                  --



                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-
                                                      Allocation       Allocation       Plus Allocation
                                                   --------------- ------------------ -------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $1,529,956        $655,595           $1,179,323
 Expenses: .......................................
  Asset-based charges ............................       536,905         189,659              361,991
  Less: Reduction for expense limitation .........            --              --                   --
                                                      ----------        --------           ----------
  Net Expenses ...................................       536,905         189,659              361,991
                                                      ----------        --------           ----------
Net Investment Income (Loss) .....................       993,051         465,936              817,332
                                                      ----------        --------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,936,290           9,902              331,653
  Realized gain distribution from The Trusts .....       886,886         155,888              497,465
                                                      ----------        --------           ----------
 Net realized gain (loss) ........................     2,823,176         165,790              829,118
                                                      ----------        --------           ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     3,292,688         190,212              638,458
                                                      ----------        --------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     6,115,864         356,002            1,467,576
                                                      ----------        --------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $7,108,915        $821,938           $2,284,908
                                                      ==========        ========           ==========



                                                     AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                      Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                   ---------------- ----------------- ------------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $ 47,294,227      $ 5,904,481      $    1,656,907       $2,778,657
 Expenses: .......................................
  Asset-based charges ............................     23,576,479        2,064,907          13,007,670          840,002
  Less: Reduction for expense limitation .........     (5,256,269)              --          (2,891,903)              --
                                                     ------------      -----------      --------------       ----------
  Net Expenses ...................................     18,320,210        2,064,907          10,115,767          840,002
                                                     ------------      -----------      --------------       ----------
Net Investment Income (Loss) .....................     28,974,017        3,839,574          (8,458,860)       1,938,655
                                                     ------------      -----------      --------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     24,379,794        3,189,459         (15,621,963)        (639,165)
  Realized gain distribution from The Trusts .....     13,455,914        2,645,133                  --               --
                                                     ------------      -----------      --------------       ----------
 Net realized gain (loss) ........................     37,835,708        5,834,592         (15,621,963)        (639,165)
                                                     ------------      -----------      --------------       ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     82,054,012       12,340,076          62,134,112          356,319
                                                     ------------      -----------      --------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    119,889,720       18,174,668          46,512,149         (282,846)
                                                     ------------      -----------      --------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $148,863,737      $22,014,242      $   38,053,289       $1,655,809
                                                     ============      ===========      ==============       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  489,252        $12,405,309          $ 1,832,002
 Expenses: .......................................
  Asset-based charges ............................       588,368          2,220,269            1,056,841
  Less: Reduction for expense limitation .........            --                 --                   --
                                                      ----------        -----------          -----------
  Net Expenses ...................................       588,368          2,220,269            1,056,841
                                                      ----------        -----------          -----------
Net Investment Income (Loss) .....................       (99,116)        10,185,040              775,161
                                                      ----------        -----------          -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       760,873           (669,347)           6,641,224
  Realized gain distribution from The Trusts .....     1,728,814                 --            2,741,042
                                                      ----------        -----------          -----------
 Net realized gain (loss) ........................     2,489,687           (669,347)           9,382,266
                                                      ----------        -----------          -----------
  Change in unrealized appreciation
   (depreciation) of investments .................      (658,603)         5,173,752            7,586,574
                                                      ----------        -----------          -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,831,084          4,504,405           16,968,840
                                                      ----------        -----------          -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,731,968        $14,689,445          $17,744,001
                                                      ==========        ===========          ===========


                                                    AXA Premier VIP
                                                       Large Cap      AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Core Equity    Large Cap Growth   Large Cap Value   Mid Cap Growth
                                                   ---------------- ------------------ ----------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  124,981      $          --        $1,647,908     $     422,862
 Expenses: .......................................
  Asset-based charges ............................       251,293            467,924           693,193         1,053,518
  Less: Reduction for expense limitation .........            --                 --                --                --
                                                      ----------      -------------        ----------     -------------
  Net Expenses ...................................       251,293            467,924           693,193         1,053,518
                                                      ----------      -------------        ----------     -------------
Net Investment Income (Loss) .....................      (126,312)          (467,924)          954,715          (630,656)
                                                      ----------      -------------        ----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,652,096          1,615,754         2,543,662         2,116,762
  Realized gain distribution from The Trusts .....       395,179          1,811,588           968,492         7,853,885
                                                      ----------      -------------        ----------     -------------
 Net realized gain (loss) ........................     2,047,275          3,427,342         3,512,154         9,970,647
                                                      ----------      -------------        ----------     -------------
  Change in unrealized appreciation
   (depreciation) of investments .................       496,283         (3,425,656)        5,074,150        (3,179,076)
                                                      ----------      -------------        ----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,543,558              1,686         8,586,304         6,791,571
                                                      ----------      -------------        ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,417,246      $    (466,238)       $9,541,019     $   6,160,915
                                                      ==========      =============        ==========     =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Premier VIP
                                                        Mid Cap       AXA Premier VIP   EQ/AllianceBernstein
                                                         Value           Technology         Common Stock
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $1,195,478       $          --        $ 59,054,097
 Expenses: .......................................
  Asset-based charges ............................       899,165           1,467,146          60,461,600
  Less: Reduction for expense limitation .........            --                  --          (9,567,828)
                                                      ----------       -------------        ------------
  Net Expenses ...................................       899,165           1,467,146          50,893,772
                                                      ----------       -------------        ------------
Net Investment Income (Loss) .....................       296,313          (1,467,146)          8,160,325
                                                      ----------       -------------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (32,117)         12,268,244          23,573,141
  Realized gain distribution from The Trusts .....     6,693,317                  --                  --
                                                      ----------       -------------        ------------
 Net realized gain (loss) ........................     6,661,200          12,268,244          23,573,141
                                                      ----------       -------------        ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     1,877,458          (4,621,826)        354,142,577
                                                      ----------       -------------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,538,658           7,646,418         377,715,718
                                                      ----------       -------------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $8,834,971       $   6,179,272        $385,876,043
                                                      ==========       =============        ============



                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein       Intermediate
                                                         Growth and             Government       EQ/AllianceBernstein
                                                           Income               Securities           International
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $ 17,417,830          $   5,208,699          $ 13,466,082
 Expenses: .......................................
  Asset-based charges ............................        14,508,597              1,638,140            10,709,528
  Less: Reduction for expense limitation .........                --                 (9,979)                   --
                                                        ------------          -------------          ------------
  Net Expenses ...................................        14,508,597              1,628,161            10,709,528
                                                        ------------          -------------          ------------
Net Investment Income (Loss) .....................         2,909,233              3,580,538             2,756,554
                                                        ------------          -------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        37,341,893             (1,387,779)           70,166,994
  Realized gain distribution from The Trusts .....        53,906,949                     --            59,844,144
                                                        ------------          -------------          ------------
 Net realized gain (loss) ........................        91,248,842             (1,387,779)          130,011,138
                                                        ------------          -------------          ------------
  Change in unrealized appreciation
   (depreciation) of investments .................        84,755,385                325,750            30,111,789
                                                        ------------          -------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       176,004,227             (1,062,029)          160,122,927
                                                        ------------          -------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $178,913,460          $   2,518,509          $162,879,481
                                                        ============          =============          ============



                                                    EQ/AllianceBernstein
                                                         Large Cap
                                                           Growth
                                                   ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $         --
 Expenses: .......................................
  Asset-based charges ............................        2,002,698
  Less: Reduction for expense limitation .........               --
                                                       ------------
  Net Expenses ...................................        2,002,698
                                                       ------------
Net Investment Income (Loss) .....................       (2,002,698)
                                                       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        7,118,429
  Realized gain distribution from The Trusts .....               --
                                                       ------------
 Net realized gain (loss) ........................        7,118,429
                                                       ------------
  Change in unrealized appreciation
   (depreciation) of investments .................       (9,122,230)
                                                       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (2,003,801)
                                                       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ (4,006,499)
                                                       ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                        Quality Bond              Growth                 Value
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................       $6,239,444          $           --           $ 7,117,221
 Expenses: .......................................
  Asset-based charges ............................        1,983,454               4,981,125             5,437,393
  Less: Reduction for expense limitation .........               --                      --                    --
                                                         ----------          --------------           -----------
  Net Expenses ...................................        1,983,454               4,981,125             5,437,393
                                                         ----------          --------------           -----------
Net Investment Income (Loss) .....................        4,255,990              (4,981,125)            1,679,828
                                                         ----------          --------------           -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (386,141)             28,142,623            29,996,687
  Realized gain distribution from The Trusts .....               --              29,991,620            27,090,283
                                                         ----------          --------------           -----------
 Net realized gain (loss) ........................         (386,141)             58,134,243            57,086,970
                                                         ----------          --------------           -----------
  Change in unrealized appreciation
   (depreciation) of investments .................          200,508             (25,601,492)           19,258,630
                                                         ----------          --------------           -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         (185,633)             32,532,751            76,345,600
                                                         ----------          --------------           -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $4,070,357          $   27,551,626           $78,025,428
                                                         ==========          ==============           ===========



                                                                      EQ/AXA Rosenberg                         EQ/Calvert
                                                        EQ/Ariel         Value Long/     EQ/Boston Advisors     Socially
                                                    Appreciation II     Short Equity        Equity Income     Responsible
                                                   ----------------- ------------------ -------------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 25,089          $  265,504          $1,006,552       $        --
 Expenses: .......................................
  Asset-based charges ............................       26,493             115,694             524,046           200,699
  Less: Reduction for expense limitation .........           --                  --                  --                --
                                                       --------          ----------          ----------       -----------
  Net Expenses ...................................       26,493             115,694             524,046           200,699
                                                       --------          ----------          ----------       -----------
Net Investment Income (Loss) .....................       (1,404)            149,810             482,506          (200,699)
                                                       --------          ----------          ----------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       15,033             183,507           1,330,130           286,964
  Realized gain distribution from The Trusts .....          771                  --           2,012,253           196,244
                                                       --------          ----------          ----------       -----------
 Net realized gain (loss) ........................       15,804             183,507           3,342,383           483,208
                                                       --------          ----------          ----------       -----------
  Change in unrealized appreciation
   (depreciation) of investments .................      251,349            (354,260)          1,977,669           422,095
                                                       --------          ----------          ----------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      267,153            (170,753)          5,320,052           905,303
                                                       --------          ----------          ----------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $265,749          $  (20,943)         $5,802,558       $   704,604
                                                       ========          ==========          ==========       ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Capital    EQ/Capital      EQ/Capital
                                                     Guardian      Guardian        Guardian
                                                      Growth    International      Research
                                                   ----------- --------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  17,300    $ 1,183,920    $    834,911
 Expenses: .......................................
  Asset-based charges ............................    110,855      1,079,273       1,955,600
  Less: Reduction for expense limitation .........         --             --              --
                                                    ---------    -----------    ------------
  Net Expenses ...................................    110,855      1,079,273       1,955,600
                                                    ---------    -----------    ------------
Net Investment Income (Loss) .....................    (93,555)       104,647      (1,120,689)
                                                    ---------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    348,670      7,426,696      10,962,001
  Realized gain distribution from The Trusts .....         --      5,161,892              --
                                                    ---------    -----------    ------------
 Net realized gain (loss) ........................    348,670     12,588,588      10,962,001
                                                    ---------    -----------    ------------
  Change in unrealized appreciation
   (depreciation) of investments .................    280,645      1,141,332       5,365,744
                                                    ---------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    629,315     13,729,920      16,327,745
                                                    ---------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 535,760    $13,834,567    $ 15,207,056
                                                    =========    ===========    ============



                                                      EQ/Capital                          EQ/Davis
                                                       Guardian     EQ/Caywood-Scholl     New York      EQ/Equity
                                                     U.S. Equity     High Yield Bond    Venture (a)     500 Index
                                                   --------------- ------------------- ------------- --------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  1,547,904        $ 861,961          $  634     $ 17,652,782
 Expenses: .......................................
  Asset-based charges ............................     1,551,213          130,697             354       13,212,122
  Less: Reduction for expense limitation .........            --               --              --               --
                                                    ------------        ---------          ------     ------------
  Net Expenses ...................................     1,551,213          130,697             354       13,212,122
                                                    ------------        ---------          ------     ------------
Net Investment Income (Loss) .....................        (3,309)         731,264             280        4,440,660
                                                    ------------        ---------          ------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,824,017          (67,947)             27       26,769,918
  Realized gain distribution from The Trusts .....     7,463,195               --              --       28,863,767
                                                    ------------        ---------          ------     ------------
 Net realized gain (loss) ........................    13,287,212          (67,947)             27       55,633,685
                                                    ------------        ---------          ------     ------------
  Change in unrealized appreciation
   (depreciation) of investments .................    (3,209,441)         127,594           6,071       70,749,494
                                                    ------------        ---------          ------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    10,077,771           59,647           6,098      126,383,179
                                                    ------------        ---------          ------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 10,074,462        $ 790,911          $6,378     $130,823,839
                                                    ============        =========          ======     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/Evergreen       EQ/Evergreen       EQ/FI
                                                    International Bond       Omega          Mid Cap
                                                   -------------------- --------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................      $  18,751        $     492,248    $ 9,707,010
 Expenses: .......................................
  Asset-based charges ............................         48,206              294,571      3,717,890
  Less: Reduction for expense limitation .........             --                   --             --
                                                        ---------        -------------    -----------
  Net Expenses ...................................         48,206              294,571      3,717,890
                                                        ---------        -------------    -----------
Net Investment Income (Loss) .....................        (29,455)             197,677      5,989,120
                                                        ---------        -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         29,185              472,977     10,953,440
  Realized gain distribution from The Trusts .....             --            1,820,271     11,450,118
                                                        ---------        -------------    -----------
 Net realized gain (loss) ........................         29,185            2,293,248     22,403,558
                                                        ---------        -------------    -----------
  Change in unrealized appreciation
   (depreciation) of investments .................        133,624           (1,486,396)      (218,866)
                                                        ---------        -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        162,809              806,852     22,184,692
                                                        ---------        -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $ 133,354        $   1,004,529    $28,173,812
                                                        =========        =============    ===========



                                                                                   EQ/Franklin    EQ/GAMCO
                                                         EQ/FI       EQ/Franklin    Small Cap   Mergers and
                                                     Mid Cap Value    Income (a)    Value (a)   Acquisitions
                                                   ---------------- ------------- ------------ -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $    1,453,567     $ 68,168     $ 1,436       $303,515
 Expenses: .......................................
  Asset-based charges ............................       6,097,719       20,649       1,828         57,167
  Less: Reduction for expense limitation .........              --           --          --             --
                                                    --------------     --------     -------       --------
  Net Expenses ...................................       6,097,719       20,649       1,828         57,167
                                                    --------------     --------     -------       --------
Net Investment Income (Loss) .....................      (4,644,152)      47,519        (392)       246,348
                                                    --------------     --------     -------       --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      28,518,033        8,511       6,164         73,709
  Realized gain distribution from The Trusts .....      41,948,317           --          --         19,325
                                                    --------------     --------     -------       --------
 Net realized gain (loss) ........................      70,466,350        8,511       6,164         93,034
                                                    --------------     --------     -------       --------
  Change in unrealized appreciation
   (depreciation) of investments .................     (16,830,256)     183,835      12,682        151,378
                                                    --------------     --------     -------       --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      53,636,094      192,346      18,846        244,412
                                                    --------------     --------     -------       --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   48,991,942     $239,865     $18,454       $490,760
                                                    ==============     ========     =======       ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/GAMCO                           EQ/Janus
                                                    Small Company   EQ/International     Large Cap
                                                        Value            Growth            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  783,668       $   84,299      $          --
 Expenses: .......................................
  Asset-based charges ............................       640,725           88,154            958,044
  Less: Reduction for expense limitation .........            --               --                 --
                                                      ----------       ----------      -------------
  Net Expenses ...................................       640,725           88,154            958,044
                                                      ----------       ----------      -------------
Net Investment Income (Loss) .....................       142,943           (3,855)          (958,044)
                                                      ----------       ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,131,919          802,724          4,590,682
  Realized gain distribution from The Trusts .....     2,806,280               --                 --
                                                      ----------       ----------      -------------
 Net realized gain (loss) ........................     3,938,199          802,724          4,590,682
                                                      ----------       ----------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................     4,076,767          767,531         (3,845,095)
                                                      ----------       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,014,966        1,570,255            745,587
                                                      ----------       ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $8,157,909       $1,566,400      $    (212,457)
                                                      ==========       ==========      =============



                                                                   EQ/JPMorgan       EQ/Legg
                                                    EQ/JPMorgan       Value           Mason        EQ/Long
                                                     Core Bond    Opportunities   Value Equity    Term Bond
                                                   ------------- --------------- -------------- -------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $4,940,382     $ 2,773,936     $    5,707    $   664,831
 Expenses: .......................................
  Asset-based charges ............................   1,347,964         819,886        152,280        175,502
  Less: Reduction for expense limitation .........          --              --             --             --
                                                    ----------     -----------     ----------    -----------
  Net Expenses ...................................   1,347,964         819,886        152,280        175,502
                                                    ----------     -----------     ----------    -----------
Net Investment Income (Loss) .....................   3,592,418       1,954,050       (146,573)       489,329
                                                    ----------     -----------     ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (537,483)      3,548,740        (70,317)      (238,217)
  Realized gain distribution from The Trusts .....          --       1,700,154             --             --
                                                    ----------     -----------     ----------    -----------
 Net realized gain (loss) ........................    (537,483)      5,248,894        (70,317)      (238,217)
                                                    ----------     -----------     ----------    -----------
  Change in unrealized appreciation
   (depreciation) of investments .................      80,834       3,773,066      1,423,361        (51,485)
                                                    ----------     -----------     ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (456,649)      9,021,960      1,353,044       (289,702)
                                                    ----------     -----------     ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,135,769     $10,976,010     $1,206,471    $   199,627
                                                    ==========     ===========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                        Growth         Large Cap         Mid Cap
                                                      and Income         Core             Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................     $ 87,299        $ 37,000        $  170,099
 Expenses: .......................................
  Asset-based charges ............................       70,984          37,881           186,829
  Less: Reduction for expense limitation .........           --              --                --
                                                       --------        --------        ----------
  Net Expenses ...................................       70,984          37,881           186,829
                                                       --------        --------        ----------
Net Investment Income (Loss) .....................       16,315            (881)          (16,730)
                                                       --------        --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      314,110          86,334           476,570
  Realized gain distribution from The Trusts .....       42,751          14,596            92,978
                                                       --------        --------        ----------
 Net realized gain (loss) ........................      356,861         100,930           569,548
                                                       --------        --------        ----------
  Change in unrealized appreciation
   (depreciation) of investments .................      541,111         224,978         1,137,154
                                                       --------        --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      897,972         325,908         1,706,702
                                                       --------        --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $914,287        $325,027        $1,689,972
                                                       ========        ========        ==========



                                                                     EQ/Mercury     EQ/Mercury        EQ/MFS
                                                      EQ/Marsico    Basic Value   International   Emerging Growth
                                                        Focus          Equity         Value          Companies
                                                   --------------- ------------- --------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................  $  2,055,782    $10,237,824    $ 9,225,669     $         --
 Expenses: .......................................
  Asset-based charges ............................     4,010,462      4,602,052      3,224,868        4,292,628
  Less: Reduction for expense limitation .........            --             --             --               --
                                                    ------------    -----------    -----------     ------------
  Net Expenses ...................................     4,010,462      4,602,052      3,224,868        4,292,628
                                                    ------------    -----------    -----------     ------------
Net Investment Income (Loss) .....................    (1,954,680)     5,635,772      6,000,801       (4,292,628)
                                                    ------------    -----------    -----------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    12,234,006     24,106,044     26,275,288       12,735,612
  Realized gain distribution from The Trusts .....     5,427,722     14,762,709     10,335,282               --
                                                    ------------    -----------    -----------     ------------
 Net realized gain (loss) ........................    17,661,728     38,868,753     36,610,570       12,735,612
                                                    ------------    -----------    -----------     ------------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,168,757     19,316,684     10,921,813       11,003,344
                                                    ------------    -----------    -----------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    23,830,485     58,185,437     47,532,383       23,738,956
                                                    ------------    -----------    -----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 21,875,805    $63,821,209    $53,533,184     $ 19,446,328
                                                    ============    ===========    ===========     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         EQ/MFS         EQ/Money      EQ/Montag &
                                                    Investors Trust      Market     Caldwell Growth
                                                   ----------------- ------------- -----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  137,505      $5,968,477       $   6,893
 Expenses: .......................................
  Asset-based charges ............................       209,499       1,696,268          42,593
  Less: Reduction for expense limitation .........            --        (121,682)             --
                                                      ----------      ----------       ---------
  Net Expenses ...................................       209,499       1,574,586          42,593
                                                      ----------      ----------       ---------
Net Investment Income (Loss) .....................       (71,994)      4,393,891         (35,700)
                                                      ----------      ----------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,262,601        (322,486)         95,483
  Realized gain distribution from The Trusts .....            --              --              --
                                                      ----------      ----------       ---------
 Net realized gain (loss) ........................     1,262,601        (322,486)         95,483
                                                      ----------      ----------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................       598,954         330,301         153,479
                                                      ----------      ----------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,861,555           7,815         248,962
                                                      ----------      ----------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,789,561      $4,401,706       $ 213,262
                                                      ==========      ==========       =========



                                                                                  EQ/Oppenheimer
                                                     EQ/Mutual   EQ/Oppenheimer    Main Street       EQ/PIMCO
                                                    Shares (a)     Global (a)     Small Cap (a)    Real Return
                                                   ------------ ---------------- --------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $  4,271       $    247         $ 3,950      $   1,152,430
 Expenses: .......................................
  Asset-based charges ............................      7,581          3,402           2,274            287,527
  Less: Reduction for expense limitation .........         --             --              --                 --
                                                     --------       --------         -------      -------------
  Net Expenses ...................................      7,581          3,402           2,274            287,527
                                                     --------       --------         -------      -------------
Net Investment Income (Loss) .....................     (3,310)        (3,155)          1,676            864,903
                                                     --------       --------         -------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     19,581          1,542           4,406           (148,559)
  Realized gain distribution from The Trusts .....         --             --              --                 --
                                                     --------       --------         -------      -------------
 Net realized gain (loss) ........................     19,581          1,542           4,406           (148,559)
                                                     --------       --------         -------      -------------
  Change in unrealized appreciation
   (depreciation) of investments .................    120,478         70,311          21,246           (903,386)
                                                     --------       --------         -------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    140,059         71,853          25,652         (1,051,945)
                                                     --------       --------         -------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $136,749       $ 68,698         $27,328      $    (187,042)
                                                     ========       ========         =======      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/Short       EQ/Small        EQ/Small
                                                    Duration Bond     Cap Value    Company Growth
                                                   --------------- -------------- ----------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $ 246,861     $11,125,009      $  460,746
 Expenses: .......................................
  Asset-based charges ............................       66,787       2,526,187         415,226
  Less: Reduction for expense limitation .........           --              --              --
                                                      ---------     -----------      ----------
  Net Expenses ...................................       66,787       2,526,187         415,226
                                                      ---------     -----------      ----------
Net Investment Income (Loss) .....................      180,074       8,598,822          45,520
                                                      ---------     -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       56,500       2,230,846          49,937
  Realized gain distribution from The Trusts .....           --      13,562,363              --
                                                      ---------     -----------      ----------
 Net realized gain (loss) ........................       56,500      15,793,209          49,937
                                                      ---------     -----------      ----------
  Change in unrealized appreciation
   (depreciation) of investments .................      (63,782)      1,854,864        (307,773)
                                                      ---------     -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (7,282)     17,648,073        (257,836)
                                                      ---------     -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 172,792     $26,246,895      $ (212,316)
                                                      =========     ===========      ==========



                                                       EQ/Small        EQ/TCW     EQ/Templeton   EQ/UBS Growth
                                                    Company Index      Equity      Growth (a)      and Income
                                                   --------------- ------------- -------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $ 1,701,472    $       --      $  4,943      $  138,520
 Expenses: .......................................
  Asset-based charges ............................     1,579,331       106,671         7,742         179,510
  Less: Reduction for expense limitation .........            --            --            --              --
                                                     -----------    ----------      --------      ----------
  Net Expenses ...................................     1,579,331       106,671         7,742         179,510
                                                     -----------    ----------      --------      ----------
Net Investment Income (Loss) .....................       122,141      (106,671)       (2,799)        (40,990)
                                                     -----------    ----------      --------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     4,988,309       (97,939)       18,770         471,839
  Realized gain distribution from The Trusts .....     5,969,373            --            --              --
                                                     -----------    ----------      --------      ----------
 Net realized gain (loss) ........................    10,957,682       (97,939)       18,770         471,839
                                                     -----------    ----------      --------      ----------
  Change in unrealized appreciation
   (depreciation) of investments .................     6,916,365      (250,991)      120,135       1,462,771
                                                     -----------    ----------      --------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    17,874,047      (348,930)      138,905       1,934,610
                                                     -----------    ----------      --------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $17,996,188    $ (455,601)     $136,106      $1,893,620
                                                     ===========    ==========      ========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                      EQ/Van Kampen    EQ/Van Kampen
                                                    EQ/Van Kampen   Emerging Markets      Mid Cap
                                                       Comstock          Equity            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................    $  384,142      $  1,415,320       $  51,588
 Expenses: .......................................
  Asset-based charges ............................       158,921         4,262,744         143,338
  Less: Reduction for expense limitation .........            --                --              --
                                                      ----------      ------------       ---------
  Net Expenses ...................................       158,921         4,262,744         143,338
                                                      ----------      ------------       ---------
Net Investment Income (Loss) .....................       225,221        (2,847,424)        (91,750)
                                                      ----------      ------------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       372,028        55,518,458         156,061
  Realized gain distribution from The Trusts .....        70,174        29,614,083          37,966
                                                      ----------      ------------       ---------
 Net realized gain (loss) ........................       442,202        85,132,541         194,027
                                                      ----------      ------------       ---------
  Change in unrealized appreciation
   (depreciation) of investments .................     1,186,687        15,805,873         613,623
                                                      ----------      ------------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,628,889       100,938,414         807,650
                                                      ----------      ------------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,854,110      $ 98,090,990       $ 715,900
                                                      ==========      ============       =========


                                                    EQ/Wells Fargo
                                                      Montgomery       Target 2015      Target 2025     Target 2035
                                                       Small Cap     Allocation (a)   Allocation (a)   Allocation (a)
                                                   ---------------- ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................   $   286,088         $26,232          $18,316         $ 7,772
 Expenses: .......................................
  Asset-based charges ............................        82,686           2,125            1,892           1,033
  Less: Reduction for expense limitation .........            --              --               --              --
                                                     -----------         -------          -------         -------
  Net Expenses ...................................        82,686           2,125            1,892           1,033
                                                     -----------         -------          -------         -------
Net Investment Income (Loss) .....................       203,402          24,107           16,424           6,739
                                                     -----------         -------          -------         -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (155,134)          1,217            1,457           2,860
  Realized gain distribution from The Trusts .....        13,712              --               --              --
                                                     -----------         -------          -------         -------
 Net realized gain (loss) ........................      (141,422)          1,217            1,457           2,860
                                                     -----------         -------          -------         -------
  Change in unrealized appreciation
   (depreciation) of investments .................       858,631           6,546           12,186          10,655
                                                     -----------         -------          -------         -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       717,209           7,763           13,643          13,515
                                                     -----------         -------          -------         -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   920,611         $31,870          $30,067         $20,254
                                                     ===========         =======          =======         =======

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        Target 2045      U.S. Real Estate --
                                                      Allocation (a)           Class II
                                                     ----------------   ---------------------
Income and Expenses:
 Investment Income: ..............................
  Dividends from The Trusts ......................        $5,626             $ 1,646,828
 Expenses: .......................................
  Asset-based charges ............................           505               1,677,002
  Less: Reduction for expense limitation .........            --                      --
                                                          ------             -----------
  Net Expenses ...................................           505               1,677,002
                                                          ------             -----------
Net Investment Income (Loss) .....................         5,121                 (30,174)
                                                          ------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         2,055              12,416,606
  Realized gain distribution from The Trusts .....            --               8,206,020
                                                          ------             -----------
 Net realized gain (loss) ........................         2,055              20,622,626
                                                          ------             -----------
  Change in unrealized appreciation
   (depreciation) of investments .................         1,333              19,276,038
                                                          ------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         3,388              39,898,664
                                                          ------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $8,509             $39,868,490
                                                          ======             ===========

-------
(a) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Aggressive                 AXA Conservative
                                                            Allocation                      Allocation
                                                  ------------------------------- -------------------------------
                                                        2006            2005            2006            2005
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    993,051    $    571,527    $    465,936    $    253,966
 Net realized gain (loss) on investments ........     2,823,176         605,763         165,790         151,022
 Change in unrealized appreciation
  (depreciation) of investments .................     3,292,688         281,891         190,212        (242,871)
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  7,108,915    $  1,459,181    $    821,938    $    162,117
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    23,844,855       8,017,276       4,859,836       2,902,486
  Transfers between funds including
   guaranteed interest account, net .............    26,083,492       5,980,010       2,799,627       2,183,814
  Transfers for contract benefit and
   terminations .................................    (2,538,626)     (1,563,847)     (1,579,213)     (1,337,358)
  Contract maintenance charges ..................       (60,128)        (24,085)        (12,780)         (7,237)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    47,329,593      12,409,354       6,067,470       3,741,705
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (44,777)         25,030         (38,671)         10,649
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    54,393,731      13,893,566       6,850,737       3,914,472
Net Assets -- Beginning of Period ...............    23,015,387       9,121,821      12,086,370       8,171,898
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 77,409,118    $ 23,015,387    $ 18,937,107    $ 12,086,370
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --              --
 Units Redeemed .................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           459             161             122             191
 Units Redeemed .................................          (120)            (57)            (67)           (155)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................           339             104              55              36
                                                   ------------    ------------    ------------    ------------



                                                         AXA Conservative-                    AXA Moderate
                                                          Plus Allocation                      Allocation
                                                  ------------------------------- -------------------------------------
                                                        2006            2005             2006               2005
                                                  --------------- --------------- ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    817,332    $    497,504     $   28,974,017     $   25,246,776
 Net realized gain (loss) on investments ........       829,118         282,022         37,835,708         17,200,129
 Change in unrealized appreciation
  (depreciation) of investments .................       638,458        (324,895)        82,054,012         21,156,626
                                                   ------------    ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ....................................  $  2,284,908    $    454,631     $  148,863,737     $   63,603,531
                                                   ------------    ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    15,970,563       6,392,110        119,386,928        112,033,807
  Transfers between funds including
   guaranteed interest account, net .............     6,697,745       6,136,561        (20,879,947)       (33,256,783)
  Transfers for contract benefit and
   terminations .................................    (3,805,513)     (1,478,006)      (210,390,505)      (200,846,413)
  Contract maintenance charges ..................       (30,881)        (14,361)        (1,185,812)        (1,221,087)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --           (591,694)           (66,473)
                                                   ------------    ------------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    18,831,914      11,036,304       (113,661,030)      (123,356,949)
                                                   ------------    ------------     --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (38,269)         16,546             71,950          3,557,611
                                                   ------------    ------------     --------------     --------------
Increase (Decrease) in Net Assets ...............    21,078,553      11,507,481         35,274,657        (56,195,809)
Net Assets -- Beginning of Period ...............    20,402,855       8,895,374      1,665,732,241      1,721,928,050
                                                   ------------    ------------     --------------     --------------
Net Assets -- End of Period .....................  $ 41,481,408    $ 20,402,855     $1,701,006,898     $1,665,732,241
                                                   ============    ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              2,209              2,436
 Units Redeemed .................................            --              --             (3,743)            (4,170)
                                                   ------------    ------------     --------------     --------------
 Net Increase (Decrease) ........................            --              --             (1,534)            (1,734)
                                                   ------------    ------------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           256             178                270                243
 Units Redeemed .................................           (94)            (78)              (177)              (160)
                                                   ------------    ------------     --------------     --------------
 Net Increase (Decrease) ........................           162             100                 93                 83
                                                   ------------    ------------     --------------     --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA Moderate-                      AXA Premier VIP
                                                          Plus Allocation                    Aggressive Equity
                                                  -------------------------------- --------------------------------------
                                                        2006             2005             2006               2005
                                                  ---------------- --------------- ----------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  3,839,574    $  2,315,391    $    (8,458,860)    $ (10,658,324)
 Net realized gain (loss) on investments ........      5,834,592         924,360        (15,621,963)      (33,806,813)
 Change in unrealized appreciation
  (depreciation) of investments .................     12,340,076       1,385,403         62,134,112       113,069,008
                                                    ------------    ------------    ---------------     -------------
 Net increase (decrease) in net assets from
  operations ....................................   $ 22,014,242    $  4,625,154    $    38,053,289     $  68,603,871
                                                    ------------    ------------    ---------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     79,982,968      36,690,502         37,960,667        45,973,157
  Transfers between funds including
   guaranteed interest account, net .............     83,449,300      21,827,556        (56,697,611)      (57,769,773)
  Transfers for contract benefit and
   terminations .................................     (9,097,843)     (4,749,358)      (126,612,896)     (121,857,977)
  Contract maintenance charges ..................       (214,420)        (84,923)          (843,352)         (957,496)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --              --            173,657            63,975
                                                    ------------    ------------    ---------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    154,120,005      53,683,777       (146,019,535)     (134,548,114)
                                                    ------------    ------------    ---------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (33,083)         12,413           (326,723)          493,206
                                                    ------------    ------------    ---------------     -------------
Increase (Decrease) in Net Assets ...............    176,101,164      58,321,344       (108,292,969)      (65,451,037)
Net Assets -- Beginning of Period ...............     91,321,154      32,999,810      1,049,447,656     1,114,898,693
                                                    ------------    ------------    ---------------     -------------
Net Assets -- End of Period .....................   $267,422,318    $ 91,321,154    $   941,154,687     $1,049,447,656
                                                    ============    ============    ===============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --              --                799             1,115
 Units Redeemed .................................             --              --             (2,510)           (2,834)
                                                    ------------    ------------    ---------------     --------------
 Net Increase (Decrease) ........................             --              --             (1,711)           (1,719)
                                                    ------------    ------------    ---------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................          1,337             553                 47                45
 Units Redeemed .................................           (179)           (102)               (60)              (47)
                                                    ------------    ------------    ---------------     --------------
 Net Increase (Decrease) ........................          1,158             451                (13)                 (2)
                                                    ------------    ------------    ---------------     ----------------



                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                  ------------------------------- -------------------------------
                                                        2006            2005            2006            2005
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  1,938,655    $  1,503,682    $    (99,116)   $    526,198
 Net realized gain (loss) on investments ........      (639,165)        (88,672)      2,489,687       1,022,280
 Change in unrealized appreciation
  (depreciation) of investments .................       356,319      (1,086,942)       (658,603)        784,518
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,655,809    $    328,068    $  1,731,968    $  2,332,996
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     8,969,099      12,397,790       7,441,675       6,437,922
  Transfers between funds including
   guaranteed interest account, net .............    (3,291,145)     (2,402,204)       (323,954)      1,585,184
  Transfers for contract benefit and
   terminations .................................    (7,170,253)     (6,671,587)     (3,886,425)     (3,205,504)
  Contract maintenance charges ..................       (54,947)        (57,996)        (38,559)        (35,466)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (1,547,246)      3,266,003       3,192,737       4,782,136
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (26,022)       (125,588)        (68,167)          6,011
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............        82,541       3,468,503       4,856,538       7,121,143
Net Assets -- Beginning of Period ...............    68,295,185      64,826,682      43,541,593      36,420,450
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 68,377,726    $ 68,295,185    $ 48,398,131    $ 43,541,593
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --              --
 Units Redeemed .................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           144             179             148             186
 Units Redeemed .................................          (158)           (149)           (122)           (143)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................           (14)             30              26              43
                                                   ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA Premier VIP                  AXA Premier VIP
                                                             High Yield                   International Equity
                                                  --------------------------------- --------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  10,185,040    $  11,229,538     $    775,161    $  1,564,769
 Net realized gain (loss) on investments ........       (669,347)        (348,211)       9,382,266       5,438,510
 Change in unrealized appreciation
  (depreciation) of investments .................      5,173,752       (7,591,995)       7,586,574         817,466
                                                   -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  14,689,445    $   3,289,332     $ 17,744,001    $  7,820,745
                                                   -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,019,567       23,709,345       14,357,959      10,001,410
  Transfers between funds including
   guaranteed interest account, net .............     (2,156,608)        (676,536)      14,243,043       2,832,655
  Transfers for contract benefit and
   terminations .................................    (21,247,597)     (21,667,578)      (6,383,398)     (4,120,709)
  Contract maintenance charges ..................       (140,527)        (139,940)         (66,846)        (51,123)
  Adjustments to net assets allocated to
   contracts in payout period ...................        (72,342)          45,046               --              --
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (5,597,507)       1,270,337       22,150,758       8,662,233
                                                   -------------    -------------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............          1,179         (181,437)         (57,121)       (148,291)
                                                   -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ...............      9,093,117        4,378,232       39,837,638      16,334,687
Net Assets -- Beginning of Period ...............    171,666,962      167,288,730       65,112,830      48,778,143
                                                   -------------    -------------     ------------    ------------
Net Assets -- End of Period .....................  $ 180,760,079    $ 171,666,962     $104,950,468    $ 65,112,830
                                                   =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            224              279               --              --
 Units Redeemed .................................           (256)            (307)              --              --
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................            (32)             (28)              --              --
                                                   -------------    -------------     ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................             87              135              323             227
 Units Redeemed .................................            (87)             (75)            (180)           (157)
                                                   -------------    -------------     ------------    ------------
 Net Increase (Decrease) ........................             --               60              143              70
                                                   -------------    -------------     ------------    ------------



                                                           AXA Premier VIP                  AXA Premier VIP
                                                        Large Cap Core Equity               Large Cap Growth
                                                  --------------------------------- --------------------------------
                                                        2006             2005              2006            2005
                                                  --------------- ----------------- ----------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   (126,312)    $   (54,196)      $  (467,924)     $   (437,520)
 Net realized gain (loss) on investments ........     2,047,275       1,916,133         3,427,342         1,379,468
 Change in unrealized appreciation
  (depreciation) of investments .................       496,283        (683,093)       (3,425,656)        1,313,405
                                                   ------------     -----------       -----------      ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  2,417,246     $ 1,178,844       $  (466,238)     $  2,255,353
                                                   ------------     -----------       -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,964,622       2,240,722         5,052,052         5,109,571
  Transfers between funds including
   guaranteed interest account, net .............      (977,943)       (870,969)       (2,028,845)       (1,281,342)
  Transfers for contract benefit and
   terminations .................................    (2,446,196)     (1,683,379)       (3,450,562)       (3,000,959)
  Contract maintenance charges ..................       (16,338)        (16,440)          (32,930)          (32,769)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --                --                --
                                                   ------------     -----------       -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (1,475,855)       (330,066)         (460,285)          794,501
                                                   ------------     -----------       -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (54,449)     (5,566,642)          (53,308)       (4,784,120)
                                                   ------------     -----------       -----------      ------------
Increase (Decrease) in Net Assets ...............       886,942      (4,717,864)         (979,831)       (1,734,266)
Net Assets -- Beginning of Period ...............    20,586,352      25,304,216        39,112,324        40,846,590
                                                   ------------     -----------       -----------      ------------
Net Assets -- End of Period .....................  $ 21,473,294     $20,586,352       $38,132,493      $ 39,112,324
                                                   ============     ===========       ===========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --                --                --
 Units Redeemed .................................            --              --                --                --
                                                   ------------     -----------       -----------      ------------
 Net Increase (Decrease) ........................            --              --                --                --
                                                   ------------     -----------       -----------      ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            47              42               131               149
 Units Redeemed .................................           (60)            (45)             (136)             (140)
                                                   ------------     -----------       -----------      ------------
 Net Increase (Decrease) ........................           (13)               (3)               (5)              9
                                                   ------------     --------------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Premier VIP                 AXA Premier VIP
                                                          Large Cap Value                 Mid Cap Growth
                                                  ------------------------------- -------------------------------
                                                        2006            2005            2006            2005
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    954,715    $    744,714    $   (630,656)   $    314,165
 Net realized gain (loss) on investments ........     3,512,154       2,899,759       9,970,647      13,239,930
 Change in unrealized appreciation
  (depreciation) of investments .................     5,074,150      (1,294,817)     (3,179,076)     (8,252,546)
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  9,541,019    $  2,349,656    $  6,160,915    $  5,301,549
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     9,298,233       6,001,186      10,015,764      10,989,185
  Transfers between funds including
   guaranteed interest account, net .............     7,344,220       6,520,328      (4,031,680)     (3,509,958)
  Transfers for contract benefit and
   terminations .................................    (5,308,228)     (3,560,110)     (7,207,819)     (6,105,723)
  Contract maintenance charges ..................       (32,553)        (28,020)        (78,132)        (76,224)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    11,301,672       8,933,384      (1,301,867)      1,297,280
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (62,697)         (3,214)        (53,234)     (6,049,103)
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    20,779,994      11,279,826       4,805,814         549,725
Net Assets -- Beginning of Period ...............    46,756,153      35,476,327      78,154,115      77,604,390
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 67,536,147    $ 46,756,153    $ 82,959,929    $ 78,154,115
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --              --
 Units Redeemed .................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           217             175             201             206
 Units Redeemed .................................          (131)            (99)           (216)           (191)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            86              76             (15)             15
                                                   ------------    ------------    ------------    ------------



                                                           AXA Premier VIP                    AXA Premier VIP
                                                            Mid Cap Value                       Technology
                                                  ---------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   296,313      $    3,762,313   $  (1,467,146)   $  (1,376,573)
 Net realized gain (loss) on investments ........     6,661,200          16,232,969      12,268,244        5,452,891
 Change in unrealized appreciation
  (depreciation) of investments .................     1,877,458         (16,076,892)     (4,621,826)       5,694,255
                                                    -----------      --------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................   $ 8,834,971      $    3,918,390   $   6,179,272    $   9,770,573
                                                    -----------      --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     6,996,331           7,568,984      11,063,634       10,560,406
  Transfers between funds including
   guaranteed interest account, net .............        99,840          (6,308,684)     (6,359,589)     (10,760,699)
  Transfers for contract benefit and
   terminations .................................    (7,423,788)         (6,444,526)    (11,664,420)     (11,427,084)
  Contract maintenance charges ..................       (51,585)            (52,473)       (110,520)        (117,870)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --                  --              --               --
                                                    -----------      --------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (379,202)         (5,236,699)     (7,070,895)     (11,745,247)
                                                    -----------      --------------   -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (48,731)           (134,876)        (64,158)      (5,783,917)
                                                    -----------      --------------   -------------    -------------
Increase (Decrease) in Net Assets ...............     8,407,038          (1,453,185)       (955,781)      (7,758,591)
Net Assets -- Beginning of Period ...............    67,290,850          68,744,035     114,150,789      121,909,380
                                                    -----------      --------------   -------------    -------------
Net Assets -- End of Period .....................   $75,697,888      $   67,290,850   $ 113,195,008    $ 114,150,789
                                                    ===========      ==============   =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --                  --              --               --
 Units Redeemed .................................            --                  --              --               --
                                                    -----------      --------------   -------------    -------------
 Net Increase (Decrease) ........................            --                  --              --               --
                                                    -----------      --------------   -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           139                 140             545              648
 Units Redeemed .................................          (144)               (184)           (617)            (779)
                                                    -----------      --------------   -------------    -------------
 Net Increase (Decrease) ........................              (5)              (44)            (72)            (131)
                                                    --------------   --------------   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/AllianceBernstein                  EQ/AllianceBernstein
                                                              Common Stock                        Growth and Income
                                                  ------------------------------------- -------------------------------------
                                                         2006               2005               2006               2005
                                                  ------------------ ------------------ ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    8,160,325     $   (9,003,303)    $    2,909,233     $     (900,426)
 Net realized gain (loss) on investments ........       23,573,141        (37,455,125)        91,248,842         61,143,917
 Change in unrealized appreciation
  (depreciation) of investments .................      354,142,577        175,317,492         84,755,385        (13,424,472)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ....................................   $  385,876,043     $  128,859,064     $  178,913,460     $   46,819,019
                                                    --------------     --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      182,291,624        202,820,962         84,650,325         96,448,412
  Transfers between funds including
   guaranteed interest account, net .............     (227,957,731)      (199,654,369)       (46,034,018)       (29,617,133)
  Transfers for contract benefit and
   terminations .................................     (551,180,693)      (519,997,446)      (139,083,993)      (132,230,765)
  Contract maintenance charges ..................       (2,608,747)        (2,957,997)          (843,165)          (868,891)
  Adjustments to net assets allocated to
   contracts in payout period ...................          428,036          2,074,871           (578,567)           191,931
                                                    --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (599,027,511)      (517,713,979)      (101,889,418)       (66,076,446)
                                                    --------------     --------------     --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (1,994,452)          (739,315)           168,247             25,138
                                                    --------------     --------------     --------------     --------------
Increase (Decrease) in Net Assets ...............     (215,145,920)      (389,594,230)        77,192,289        (19,232,290)
Net Assets -- Beginning of Period ...............    4,403,358,938      4,792,953,168      1,104,055,115      1,123,287,405
                                                    --------------     --------------     --------------     --------------
Net Assets -- End of Period .....................   $4,188,213,018     $4,403,358,938     $1,181,247,404     $1,104,055,115
                                                    ==============     ==============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................              940              1,184                374                482
 Units Redeemed .................................           (2,715)            (2,853)              (655)              (700)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease) ........................           (1,775)            (1,669)              (281)              (218)
                                                    --------------     --------------     --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................              233                330                105                167
 Units Redeemed .................................             (340)              (279)              (177)              (179)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease) ........................             (107)                51                (72)               (12)
                                                    --------------     --------------     --------------     --------------



                                                        EQ/AllianceBernstein
                                                            Intermediate                  EQ/AllianceBernstein
                                                        Government Securities                 International
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   3,580,538    $   3,261,354    $   2,756,554    $   2,888,714
 Net realized gain (loss) on investments ........     (1,387,779)      (1,030,160)     130,011,138       47,600,861
 Change in unrealized appreciation
  (depreciation) of investments .................        325,750       (2,002,479)      30,111,789       40,900,846
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $   2,518,509    $     228,715    $ 162,879,481    $  91,390,421
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     11,712,692       15,894,182       70,066,182       58,298,545
  Transfers between funds including
   guaranteed interest account, net .............    (10,727,955)     (11,417,937)      18,012,387        1,090,983
  Transfers for contract benefit and
   terminations .................................    (16,943,417)     (21,713,276)     (97,790,219)     (80,556,104)
  Contract maintenance charges ..................       (113,339)        (130,973)        (623,475)        (576,595)
  Adjustments to net assets allocated to
   contracts in payout period ...................         34,238           74,534         (309,402)        (135,750)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (16,037,781)     (17,293,470)     (10,644,527)     (21,878,921)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (50,074)        (132,581)         (71,367)      (1,163,517)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (13,569,346)     (17,197,336)     152,163,587       68,347,983
Net Assets -- Beginning of Period ...............    138,342,225      155,539,561      738,512,409      670,164,426
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 124,772,879    $ 138,342,225    $ 890,675,996    $ 738,512,409
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             94              123              907              790
 Units Redeemed .................................           (178)            (221)          (1,030)          (1,024)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (84)             (98)            (123)            (234)
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................             28               53              260              219
 Units Redeemed .................................            (50)             (70)            (183)            (133)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (22)             (17)              77               86
                                                   -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein              EQ/AllianceBernstein
                                                          Large Cap Growth                    Quality Bond
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (2,002,698)   $  (1,923,340)   $   4,255,990    $   4,286,281
 Net realized gain (loss) on investments ........      7,118,429       (1,998,688)        (386,141)         487,086
 Change in unrealized appreciation
  (depreciation) of investments .................     (9,122,230)      22,548,456          200,508       (3,294,810)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  (4,006,499)   $  18,626,428    $   4,070,357    $   1,478,557
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     15,025,830       12,244,538       15,216,777       18,173,126
  Transfers between funds including
   guaranteed interest account, net .............     (8,965,564)     (10,096,346)      (5,690,869)      (4,032,499)
  Transfers for contract benefit and
   terminations .................................    (18,321,891)     (16,351,022)     (20,655,589)     (21,510,078)
  Contract maintenance charges ..................       (160,474)        (178,895)        (129,800)        (139,184)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --           45,883          114,468
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (12,422,099)     (14,381,725)     (11,213,598)      (7,394,167)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (384,409)         (12,765)        (324,182)          61,057
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (16,813,007)       4,231,938       (7,467,423)      (5,854,553)
Net Assets -- Beginning of Period ...............    163,022,761      158,790,823      160,891,477      166,746,030
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 146,209,754    $ 163,022,761    $ 153,424,054    $ 160,891,477
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              152              199
 Units Redeemed .................................             --               --             (211)            (241)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................             --               --              (59)             (42)
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            506              503               41               42
 Units Redeemed .................................           (699)            (747)             (51)             (47)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (193)            (244)             (10)               5
                                                   -------------    -------------    -------------    -------------



                                                        EQ/AllianceBernstein              EQ/AllianceBernstein
                                                          Small Cap Growth                        Value
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (4,981,125)   $  (4,539,780)   $   1,679,828    $    (351,444)
 Net realized gain (loss) on investments ........     58,134,243       14,882,646       57,086,970       18,617,049
 Change in unrealized appreciation
  (depreciation) of investments .................    (25,601,492)      24,371,988       19,258,630       (3,915,633)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  27,551,626    $  34,714,854    $  78,025,428    $  14,349,972
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     33,603,148       34,467,923       66,025,240       53,414,317
  Transfers between funds including
   guaranteed interest account, net .............    (20,033,242)     (19,367,120)      26,933,460        9,886,395
  Transfers for contract benefit and
   terminations .................................    (40,742,131)     (38,537,452)     (41,978,008)     (37,410,175)
  Contract maintenance charges ..................       (347,454)        (363,405)        (328,352)        (277,727)
  Adjustments to net assets allocated to
   contracts in payout period ...................          6,203          (98,923)              --               --
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (27,513,476)     (23,898,977)      50,652,340       25,612,810
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (97,525)         (10,015)        (264,897)         (92,551)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............        (59,375)      10,805,862      128,412,871       39,870,231
Net Assets -- Beginning of Period ...............    373,978,798      363,172,936      372,175,303      332,305,072
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 373,919,423    $ 373,978,798    $ 500,588,174    $ 372,175,303
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            466              417               --               --
 Units Redeemed .................................           (608)            (571)              --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (142)            (154)              --               --
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................             88               87            1,021              804
 Units Redeemed .................................           (107)             (84)            (641)            (586)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (19)               3              380              218
                                                   -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Ariel                EQ/AXA Rosenberg Value
                                                       Appreciation II (b)              Long/Short Equity
                                                  ------------------------------ -------------------------------
                                                        2006            2005           2006            2005
                                                  ---------------- ------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $  (1,404)      $   238      $     149,810   $     (75,503)
 Net realized gain (loss) on investments ........       15,804            59            183,507         135,572
 Change in unrealized appreciation
  (depreciation) of investments .................      251,349          (814)          (354,260)         99,496
                                                     ---------       ---------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................    $ 265,749       $  (517)     $     (20,943)  $     159,565
                                                     ---------       ---------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      850,759       185,007          1,981,174       1,559,694
  Transfers between funds including
   guaranteed interest account, net .............    1,672,225       404,382            465,450       6,246,577
  Transfers for contract benefit and
   terminations .................................     (153,696)         (815)        (1,110,673)     (1,368,445)
  Contract maintenance charges ..................         (276)             (3)          (4,202)         (2,610)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --            --                 --              --
                                                     ---------       ---------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,369,012       588,571          1,331,749       6,435,216
                                                     ---------       ---------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............         (522)          522            (37,431)         16,504
                                                     ---------       ---------    -------------   -------------
Increase (Decrease) in Net Assets ...............    2,634,239       588,576          1,273,375       6,611,285
Net Assets -- Beginning of Period ...............      588,576            --          8,336,537       1,725,252
                                                     ---------       ---------    -------------   -------------
Net Assets -- End of Period .....................    $3,222,815      $588,576     $   9,609,912   $   8,336,537
                                                     ==========      =========    =============   =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................           --            --                 --              --
 Units Redeemed .................................           --            --                 --              --
                                                     ----------      ---------    -------------   -------------
 Net Increase (Decrease) ........................           --            --                 --              --
                                                     ----------      ---------    -------------   -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           29             6                 61             151
 Units Redeemed .................................             (7)         --                (49)            (90)
                                                     ------------    ---------    -------------   -------------
 Net Increase (Decrease) ........................           22             6                 12              61
                                                     -----------     ---------    -------------   -------------



                                                        EQ/Boston Advisors                  EQ/Calvert
                                                           Equity Income               Socially Responsible
                                                  ------------------------------- ------------------------------
                                                        2006            2005            2006           2005
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    482,506    $    173,863     $  (200,699)   $  (153,557)
 Net realized gain (loss) on investments ........     3,342,383         280,164         483,208        766,040
 Change in unrealized appreciation
  (depreciation) of investments .................     1,977,669         767,174         422,095        482,643
                                                   ------------    ------------     -----------    -----------
 Net increase (decrease) in net assets from
  operations ....................................  $  5,802,558    $  1,221,201     $   704,604    $ 1,095,126
                                                   ------------    ------------     -----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     9,934,074       8,284,342       3,333,284      2,959,330
  Transfers between funds including
   guaranteed interest account, net .............     3,521,861      22,984,326         201,643        (20,836)
  Transfers for contract benefit and
   terminations .................................    (2,924,686)     (2,400,710)       (984,884)      (830,151)
  Contract maintenance charges ..................       (28,845)         (6,902)        (25,724)       (22,798)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --              --             --
                                                   ------------    ------------     -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    10,502,404      28,861,056       2,524,319      2,085,545
                                                   ------------    ------------     -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (15,165)         15,712         (29,785)         7,679
                                                   ------------    ------------     -----------    -----------
Increase (Decrease) in Net Assets ...............    16,289,797      30,097,969       3,199,138      3,188,350
Net Assets -- Beginning of Period ...............    34,433,373       4,335,404      15,597,813     12,409,463
                                                   ------------    ------------     -----------    -----------
Net Assets -- End of Period .....................  $ 50,723,170    $ 34,433,373     $18,796,951    $15,597,813
                                                   ============    ============     ===========    ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --              --             --
 Units Redeemed .................................            --              --              --             --
                                                   ------------    ------------     -----------    -----------
 Net Increase (Decrease) ........................            --              --              --             --
                                                   ------------    ------------     -----------    -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           194             378              62             60
 Units Redeemed .................................          (107)           (112)            (33)           (32)
                                                   ------------    ------------     -----------    -----------
 Net Increase (Decrease) ........................            87             266              29             28
                                                   ------------    ------------     -----------    -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian             EQ/Capital Guardian
                                                              Growth                      International
                                                  ------------------------------ -------------------------------
                                                        2006           2005            2006            2005
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (93,555)    $  (60,343)   $    104,647    $    200,902
 Net realized gain (loss) on investments ........       348,670        216,632      12,588,588       3,406,693
 Change in unrealized appreciation
  (depreciation) of investments .................       280,645        171,278       1,141,332       5,293,529
                                                    -----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   $   535,760     $  327,567    $ 13,834,567    $  8,901,124
                                                    -----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,471,571      1,562,884      17,471,733      14,421,553
  Transfers between funds including
   guaranteed interest account, net .............     2,066,485        716,243       5,335,127       5,409,277
  Transfers for contract benefit and
   terminations .................................      (780,892)      (505,413)     (7,040,657)     (3,964,163)
  Contract maintenance charges ..................        (9,047)        (6,820)        (83,652)        (58,837)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,748,117      1,766,894      15,682,551      15,807,830
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (67,544)       (16,330)        (54,219)        (12,105)
                                                    -----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     4,216,333      2,078,131      29,462,899      24,696,849
Net Assets -- Beginning of Period ...............     6,981,747      4,903,616      69,081,626      44,384,777
                                                    -----------     ----------    ------------    ------------
Net Assets -- End of Period .....................   $11,198,080     $6,981,747    $ 98,544,525    $ 69,081,626
                                                    ===========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --              --
 Units Redeemed .................................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            79             66             347             300
 Units Redeemed .................................           (28)           (37)           (221)           (148)
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            51             29             126             152
                                                    -----------     ----------    ------------    ------------



                                                         EQ/Capital Guardian               EQ/Capital Guardian
                                                              Research                         U.S. Equity
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (1,120,689)   $  (1,134,727)   $      (3,309)   $    (781,387)
 Net realized gain (loss) on investments ........     10,962,001        8,909,482       13,287,212       12,684,361
 Change in unrealized appreciation
  (depreciation) of investments .................      5,365,744       (1,079,011)      (3,209,441)      (6,726,764)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  15,207,056    $   6,695,744    $  10,074,462    $   5,176,210
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     10,717,792       12,644,042       17,293,769       18,742,122
  Transfers between funds including
   guaranteed interest account, net .............     (5,827,436)      (6,603,947)      (3,589,149)         128,017
  Transfers for contract benefit and
   terminations .................................    (17,865,055)     (19,051,913)     (11,494,171)     (11,576,898)
  Contract maintenance charges ..................       (120,186)        (132,116)         (80,170)         (76,812)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (13,094,885)     (13,143,934)       2,130,279        7,216,429
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (61,233)         (84,329)         (77,973)         (36,640)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............      2,050,938       (6,532,519)      12,126,768       12,355,999
Net Assets -- Beginning of Period ...............    150,360,742      156,893,261      115,764,545      103,408,546
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 152,411,680    $ 150,360,742    $ 127,891,313    $ 115,764,545
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --               --               --
 Units Redeemed .................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            142              164              221              267
 Units Redeemed .................................           (247)            (279)            (203)            (201)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (105)            (115)              18               66
                                                   -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Caywood-Scholl           EQ/Davis New
                                                       High Yield Bond (a)        York Venture (c)
                                                  ------------------------------ ------------------
                                                        2006           2005             2006
                                                  --------------- -------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   731,264     $  256,648        $    280
 Net realized gain (loss) on investments ........       (67,947)         8,101              27
 Change in unrealized appreciation
  (depreciation) of investments .................       127,594       (225,977)          6,071
                                                    -----------     ----------        --------
 Net increase (decrease) in net assets from
  operations ....................................   $   790,911     $   38,772        $  6,378
                                                    -----------     ----------        --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,139,650      1,872,400           1,970
  Transfers between funds including
   guaranteed interest account, net .............     5,250,256      3,597,369         323,351
  Transfers for contract benefit and
   terminations .................................      (477,477)      (153,719)           (879)
  Contract maintenance charges ..................        (5,264)          (282)            (23)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --
                                                    -----------     ----------        --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,907,165      5,315,768         324,419
                                                    -----------     ----------        --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (11,742)        11,738              11
                                                    -----------     ----------        --------
Increase (Decrease) in Net Assets ...............    10,686,334      5,366,278         330,808
Net Assets -- Beginning of Period ...............     5,366,278             --              --
                                                    -----------     ----------        --------
Net Assets -- End of Period .....................   $16,052,612     $5,366,278        $330,808
                                                    ===========     ==========        ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --
 Units Redeemed .................................            --             --              --
                                                    -----------     ----------        --------
 Net Increase (Decrease) ........................            --             --              --
                                                    -----------     ----------        --------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           122             65               3
 Units Redeemed .................................           (28)           (14)             --
                                                    -----------     ----------        --------
 Net Increase (Decrease) ........................            94             51               3
                                                    -----------     ----------        --------



                                                                EQ/Equity                      EQ/Evergreen
                                                                500 Index                 International Bond (b)
                                                  ------------------------------------- ---------------------------
                                                         2006               2005             2006          2005
                                                  ------------------ ------------------ -------------- ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    4,440,660     $    2,172,276     $  (29,455)    $   (547)
 Net realized gain (loss) on investments ........       55,633,685         33,096,073         29,185         (541)
 Change in unrealized appreciation
  (depreciation) of investments .................       70,749,494         (3,428,705)       133,624        1,608
                                                    --------------     --------------     ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................   $  130,823,839     $   31,839,644     $  133,354     $    520
                                                    --------------     --------------     ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       85,238,789         92,889,289      2,341,404      124,251
  Transfers between funds including
   guaranteed interest account, net .............      (47,869,795)       (42,987,995)     5,013,512      378,714
  Transfers for contract benefit and
   terminations .................................     (128,184,879)      (124,187,768)      (306,226)        (294)
  Contract maintenance charges ..................         (877,997)          (912,543)          (820)         (40)
  Adjustments to net assets allocated to
   contracts in payout period ...................          (51,962)           323,191             --           --
                                                    --------------     --------------     ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (91,745,844)       (74,875,826)     7,047,870      502,631
                                                    --------------     --------------     ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............         (847,997)          (368,286)           278          549
                                                    --------------     --------------     ----------     --------
Increase (Decrease) in Net Assets ...............       38,229,998        (43,404,468)     7,181,502      503,700
Net Assets -- Beginning of Period ...............    1,003,803,452      1,047,207,920        503,700           --
                                                    --------------     --------------     ----------     --------
Net Assets -- End of Period .....................   $1,042,033,450     $1,003,803,452     $7,685,202     $503,700
                                                    ==============     ==============     ==========     ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................              474                533             --           --
 Units Redeemed .................................             (789)              (832)            --           --
                                                    --------------     --------------     ----------     --------
 Net Increase (Decrease) ........................             (315)              (299)            --           --
                                                    --------------     --------------     ----------     --------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................              198                229             90            5
 Units Redeemed .................................             (211)              (182)           (18)          --
                                                    --------------     --------------     ----------     --------
 Net Increase (Decrease) ........................              (13)                47             72            5
                                                    --------------     --------------     ----------     --------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Evergreen                         EQ/FI
                                                               Omega                           Mid Cap
                                                  ------------------------------- ---------------------------------
                                                        2006            2005            2006             2005
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    197,677    $   (292,528)   $   5,989,120    $  15,521,254
 Net realized gain (loss) on investments ........     2,293,248       1,259,486       22,403,558       30,578,949
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,486,396)       (353,308)        (218,866)     (32,776,414)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,004,529    $    613,650    $  28,173,812    $  13,323,789
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,017,452       4,086,029       52,670,204       46,694,629
  Transfers between funds including
   guaranteed interest account, net .............    (3,027,848)     (2,430,477)      (5,193,697)       2,871,518
  Transfers for contract benefit and
   terminations .................................    (2,608,222)     (2,526,660)     (23,253,993)     (19,944,932)
  Contract maintenance charges ..................       (22,636)        (23,256)        (273,752)        (239,120)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,641,254)       (894,364)      23,948,762       29,382,095
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (78,603)         13,020          (48,063)         (31,754)
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (1,715,328)       (267,694)      52,074,511       42,674,130
Net Assets -- Beginning of Period ...............    24,509,663      24,777,357      265,972,119      223,297,989
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 22,794,335    $ 24,509,663    $ 318,046,630    $ 265,972,119
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --               --
 Units Redeemed .................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            82              79              684              687
 Units Redeemed .................................          (113)            (89)            (489)            (420)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           (31)            (10)             195              267
                                                   ------------    ------------    -------------    -------------



                                                                EQ/FI                  EQ/Franklin         EQ/Franklin
                                                            Mid Cap Value               Income (c)     Small Cap Value (c)
                                                  --------------------------------- ----------------- --------------------
                                                        2006             2005              2006               2006
                                                  ---------------- ---------------- ----------------- --------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (4,644,152)   $  14,136,412      $   47,519          $    (392)
 Net realized gain (loss) on investments ........     70,466,350       49,228,543           8,511              6,164
 Change in unrealized appreciation
  (depreciation) of investments .................    (16,830,256)     (23,814,334)        183,835             12,682
                                                   -------------    -------------     -----------         ----------
 Net increase (decrease) in net assets from
  operations ....................................  $  48,991,942    $  39,550,621      $  239,865          $  18,454
                                                   -------------    -------------     -----------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     58,374,565       56,621,348       1,756,959            343,066
  Transfers between funds including
   guaranteed interest account, net .............    (15,513,964)      10,771,590      10,908,196            856,012
  Transfers for contract benefit and
   terminations .................................    (44,006,253)     (39,739,271)       (137,934)            (1,458)
  Contract maintenance charges ..................       (447,896)        (428,714)           (267)               (30)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --                 --
                                                   -------------    -------------     -----------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,593,548)      27,224,953      12,526,954          1,197,590
                                                   -------------    -------------     -----------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (149,451)        (150,996)            556                 14
                                                   -------------    -------------     -----------         ----------
Increase (Decrease) in Net Assets ...............     47,248,943       66,624,578      12,767,375          1,216,058
Net Assets -- Beginning of Period ...............    446,353,440      379,728,862              --                 --
                                                   -------------    -------------     -----------         ----------
Net Assets -- End of Period .....................  $ 493,602,383    $ 446,353,440     $12,767,375         $1,216,058
                                                   =============    =============     ===========         ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --             --                 --
 Units Redeemed .................................             --               --             --                 --
                                                   -------------    -------------     -----------         ----------
 Net Increase (Decrease) ........................             --               --             --                 --
                                                   -------------    -------------     -----------         ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            574              865             125                 15
 Units Redeemed .................................           (585)            (672)             (3)                (4)
                                                   -------------    -------------     -----------         ----------
 Net Increase (Decrease) ........................            (11)             193            122                 11
                                                   -------------    -------------     -----------         ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Mergers                 EQ/GAMCO Small
                                                         and Acquisitions                  Company Value
                                                  ------------------------------- -------------------------------
                                                       2006            2005             2006            2005
                                                  -------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  246,348      $   34,982     $    142,943    $    (89,199)
 Net realized gain (loss) on investments ........       93,034          10,823        3,938,199       2,742,238
 Change in unrealized appreciation
  (depreciation) of investments .................      151,378         (19,796)       4,076,767      (1,552,859)
                                                    ----------      ----------     ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   $  490,760      $   26,009     $  8,157,909    $  1,100,180
                                                    ----------      ----------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    1,974,287          852,204      13,553,932      11,742,379
  Transfers between funds including
   guaranteed interest account, net .............    3,043,310        1,679,172       8,511,271      23,214,196
  Transfers for contract benefit and
   terminations .................................     (425,207)        (44,999)      (3,686,284)     (1,535,056)
  Contract maintenance charges ..................       (2,278)            (94)         (40,302)         (9,391)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --              --               --              --
                                                    ----------      ----------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,590,112       2,486,283       18,338,617      33,412,128
                                                    ----------      ----------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (7,896)          7,901          (19,644)         19,359
                                                    ----------      ----------     ------------    ------------
Increase (Decrease) in Net Assets ...............    5,072,976       2,520,193       26,476,882      34,531,667
Net Assets -- Beginning of Period ...............    2,520,193              --       39,752,495       5,220,828
                                                    ----------      ----------     ------------    ------------
Net Assets -- End of Period .....................   $7,593,169      $2,520,193     $ 66,229,377    $ 39,752,495
                                                    ==========      ==========     ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................           --             --                --              --
 Units Redeemed .................................           --             --                --              --
                                                    ----------      ----------     ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                    ----------      ----------     ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           54              26              318             405
 Units Redeemed .................................          (12)             (2)            (175)           (111)
                                                    ----------      ----------     ------------    ------------
 Net Increase (Decrease) ........................           42              24              143             294
                                                    ----------      ----------     ------------    ------------



                                                         EQ/International                EQ/Janus Large
                                                            Growth (a)                     Cap Growth
                                                  ------------------------------ ------------------------------
                                                        2006           2005            2006           2005
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    (3,855)    $    6,223    $   (958,044)   $   (893,456)
 Net realized gain (loss) on investments ........       802,724         39,083       4,590,682       2,319,253
 Change in unrealized appreciation
  (depreciation) of investments .................       767,531         58,881      (3,845,095)      2,604,569
                                                    -----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   $ 1,566,400     $  104,187    $   (212,457)   $  4,030,366
                                                    -----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,793,186        648,205      10,307,873      11,582,948
  Transfers between funds including
   guaranteed interest account, net .............     6,507,601      1,441,168      (5,197,727)     (2,242,816)
  Transfers for contract benefit and
   terminations .................................      (453,778)       (23,915)     (5,780,686)     (5,157,299)
  Contract maintenance charges ..................        (3,435)          (116)        (88,526)        (93,278)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,843,574      2,065,342        (759,066)      4,089,555
                                                    -----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (1,775)         5,210          10,760          58,192
                                                    -----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    10,408,199      2,174,739        (960,763)      8,178,113
Net Assets -- Beginning of Period ...............     2,174,739             --      73,279,056      65,100,943
                                                    -----------     ----------    ------------    ------------
Net Assets -- End of Period .....................   $12,582,938     $2,174,739    $ 72,318,293    $ 73,279,056
                                                    ===========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --              --
 Units Redeemed .................................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            --             --              --              --
                                                    -----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           176             42             238             298
 Units Redeemed .................................          (107)           (23)           (251)           (232)
                                                    -----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................            69             19             (13)             66
                                                    -----------     ----------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/JPMorgan                      EQ/JPMorgan
                                                              Core Bond                   Value Opportunities
                                                  --------------------------------- -------------------------------
                                                        2006             2005             2006            2005
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   3,592,418     $  2,319,019    $  1,954,050    $    127,466
 Net realized gain (loss) on investments ........       (537,483)        (340,061)      5,248,894         919,443
 Change in unrealized appreciation
  (depreciation) of investments .................         80,834       (1,183,653)      3,773,066         481,216
                                                   -------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $   3,135,769     $    795,305    $ 10,976,010    $  1,528,125
                                                   -------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     20,331,563       23,547,918       5,314,484       5,725,773
  Transfers between funds including
   guaranteed interest account, net .............      4,055,847       13,199,701        (267,917)     (1,869,901)
  Transfers for contract benefit and
   terminations .................................    (10,841,179)      (6,804,433)     (7,923,924)     (8,100,113)
  Contract maintenance charges ..................       (102,756)         (84,669)        (54,466)        (59,189)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --              --
                                                   -------------     ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     13,443,475       29,858,517      (2,931,823)     (4,303,430)
                                                   -------------     ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (35,226)         (31,760)        (82,872)       (173,592)
                                                   -------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     16,544,018       30,622,062       7,961,315      (2,948,897)
Net Assets -- Beginning of Period ...............    101,169,293       70,547,231      60,816,659      63,765,556
                                                   -------------     ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 117,713,311     $101,169,293    $ 68,777,974    $ 60,816,659
                                                   =============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              --              --
 Units Redeemed .................................             --               --              --              --
                                                   -------------     ------------    ------------    ------------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   -------------     ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            338              445             102              74
 Units Redeemed .................................           (220)            (181)           (123)           (105)
                                                   -------------     ------------    ------------    ------------
 Net Increase (Decrease) ........................            118              264             (21)            (31)
                                                   -------------     ------------    ------------    ------------



                                                           EQ/Legg Mason                       EQ/Long
                                                          Value Equity (b)                  Term Bond (b)
                                                  -------------------------------- -------------------------------
                                                        2006            2005             2006            2005
                                                  --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $  (146,573)     $  (1,765)      $   489,329     $   145,665
 Net realized gain (loss) on investments ........       (70,317)         7,619          (238,217)         27,525
 Change in unrealized appreciation
  (depreciation) of investments .................     1,423,361         (2,785)          (51,485)       (189,959)
                                                    -----------      ----------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................   $ 1,206,471      $   3,069       $   199,627     $   (16,769)
                                                    -----------      ----------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     7,045,856        484,434         5,186,447       4,005,080
  Transfers between funds including
   guaranteed interest account, net .............     9,092,644      1,674,459         2,765,175       6,739,857
  Transfers for contract benefit and
   terminations .................................      (627,695)       (11,719)         (874,493)       (242,715)
  Contract maintenance charges ..................        (3,735)           (35)           (9,792)           (781)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --              --
                                                    -----------      ----------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    15,507,070      2,147,139         7,067,337      10,501,441
                                                    -----------      ----------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............         1,425          1,960           (10,048)         10,399
                                                    -----------      ----------      -----------     -----------
Increase (Decrease) in Net Assets ...............    16,714,966      2,152,168         7,256,916      10,495,073
Net Assets -- Beginning of Period ...............     2,152,168              --       10,495,073              --
                                                    -----------      ----------      -----------     -----------
Net Assets -- End of Period .....................   $18,867,134      $2,152,168      $17,751,989     $10,495,073
                                                    ===========      ==========      ===========     ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --              --
 Units Redeemed .................................            --              --               --              --
                                                    -----------      ----------      -----------     -----------
 Net Increase (Decrease) ........................            --              --               --              --
                                                    -----------      ----------      -----------     -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           187              21              130             138
 Units Redeemed .................................           (39)             (1)             (59)            (33)
                                                    -----------      ----------      -----------     -----------
 Net Increase (Decrease) ........................           148              20               71             105
                                                    -----------      ----------      -----------     -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Lord Abbett                   EQ/Lord Abbett
                                                       Growth and Income (b)              Large Cap Core (b)
                                                  -------------------------------- ---------------------------------
                                                        2006            2005             2006             2005
                                                  --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    16,315      $    3,239        $    (881)       $  (1,802)
 Net realized gain (loss) on investments ........       356,861           2,628          100,930            9,008
 Change in unrealized appreciation
  (depreciation) of investments .................       541,111          39,932          224,978           37,886
                                                    -----------      ----------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................   $   914,287      $   45,799        $ 325,027        $  45,092
                                                    -----------      ----------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     2,215,817         635,035          961,636          492,832
  Transfers between funds including
   guaranteed interest account, net .............     7,109,812       1,080,791        1,248,431        1,373,175
  Transfers for contract benefit and
   terminations .................................      (271,050)        (31,752)        (277,500)         (33,996)
  Contract maintenance charges ..................        (2,874)           (153)          (1,660)            (153)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --               --
                                                    -----------      ----------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,051,705       1,683,921        1,930,907        1,831,858
                                                    -----------      ----------       ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (4,868)          5,477           (5,822)           6,477
                                                    -----------      ----------       ----------       ----------
Increase (Decrease) in Net Assets ...............     9,961,124       1,735,197        2,250,112        1,883,427
Net Assets -- Beginning of Period ...............     1,735,197              --        1,883,427               --
                                                    -----------      ----------       ----------       ----------
Net Assets -- End of Period .....................   $11,696,321      $1,735,197       $4,133,539       $1,883,427
                                                    ===========      ==========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --               --
 Units Redeemed .................................            --              --               --               --
                                                    -----------      ----------       ----------       ----------
 Net Increase (Decrease) ........................            --              --               --               --
                                                    -----------      ----------       ----------       ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           106              18               25               21
 Units Redeemed .................................           (27)             (2)              (8)              (3)
                                                    -----------      ----------       ----------       ----------
 Net Increase (Decrease) ........................            79              16               17               18
                                                    -----------      ----------       ----------       ----------



                                                          EQ/Lord Abbett                     EQ/Marsico
                                                         Mid Cap Value (b)                      Focus
                                                  ------------------------------- ---------------------------------
                                                        2006            2005            2006             2005
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    (16,730)    $    22,040    $  (1,954,680)   $  (2,786,191)
 Net realized gain (loss) on investments ........       569,548          90,725       17,661,728       14,288,675
 Change in unrealized appreciation
  (depreciation) of investments .................     1,137,154         199,206        6,168,757        7,856,510
                                                   ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,689,972     $   311,971    $  21,875,805    $  19,358,994
                                                   ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     4,164,738       2,319,028       63,372,665       44,547,672
  Transfers between funds including
   guaranteed interest account, net .............     2,290,629       7,991,789       22,180,118       20,680,282
  Transfers for contract benefit and
   terminations .................................    (1,228,325)       (172,145)     (22,091,179)     (15,700,713)
  Contract maintenance charges ..................        (6,608)           (702)        (257,160)        (195,816)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --               --               --
                                                   ------------     -----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,220,434      10,137,970       63,204,444       49,331,425
                                                   ------------     -----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (8,229)         10,174          433,049          310,874
                                                   ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ...............     6,902,177      10,460,115       85,513,298       69,001,293
Net Assets -- Beginning of Period ...............    10,460,115              --      236,381,766      167,380,473
                                                   ------------     -----------    -------------    -------------
Net Assets -- End of Period .....................  $ 17,362,292     $10,460,115    $ 321,895,064    $ 236,381,766
                                                   ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --               --               --
 Units Redeemed .................................            --              --               --               --
                                                   ------------     -----------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ------------     -----------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           109             114              791              656
 Units Redeemed .................................           (63)            (20)            (357)            (281)
                                                   ------------     -----------    -------------    -------------
 Net Increase (Decrease) ........................            46              94              434              375
                                                   ------------     -----------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                        EQ/Mercury
                                                         Basic Value Equity                International Value
                                                  --------------------------------- ---------------------------------
                                                        2006             2005             2006             2005
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   5,635,772    $     255,596    $   6,000,801    $   1,006,646
 Net realized gain (loss) on investments ........     38,868,753       25,605,971       36,610,570       10,437,226
 Change in unrealized appreciation
  (depreciation) of investments .................     19,316,684      (20,439,649)      10,921,813        6,001,364
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  63,821,209    $   5,421,918    $  53,533,184    $  17,445,236
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     35,888,869       45,050,164       40,990,575       36,766,032
  Transfers between funds including
   guaranteed interest account, net .............    (13,630,979)     (15,685,540)      25,730,670       21,239,091
  Transfers for contract benefit and
   terminations .................................    (38,677,152)     (37,260,223)     (21,758,539)     (17,672,718)
  Contract maintenance charges ..................       (300,593)        (300,414)        (226,752)        (157,314)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (16,719,855)      (8,196,013)      44,735,954       40,175,091
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (165,867)        (135,933)         (42,132)        (111,502)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     46,935,487       (2,910,028)      98,227,006       57,508,825
Net Assets -- Beginning of Period ...............    344,265,887      347,175,915      206,957,112      149,448,287
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 391,201,374    $ 344,265,887    $ 305,184,118    $ 206,957,112
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --               --               --
 Units Redeemed .................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            295              360              752              737
 Units Redeemed .................................           (383)            (400)            (442)            (390)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (88)             (40)             310              347
                                                   -------------    -------------    -------------    -------------



                                                           EQ/MFS Emerging                      EQ/MFS
                                                          Growth Companies                 Investors Trust
                                                  --------------------------------- ------------------------------
                                                        2006             2005             2006           2005
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $  (4,292,628)   $  (4,451,247)   $    (71,994)   $   (131,328)
 Net realized gain (loss) on investments ........     12,735,612       (5,441,925)      1,262,601         947,339
 Change in unrealized appreciation
  (depreciation) of investments .................     11,003,344       33,511,926         598,954         133,225
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................  $  19,446,328    $  23,618,754    $  1,789,561    $    949,236
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     22,230,244       25,669,511       1,235,218       1,644,249
  Transfers between funds including
   guaranteed interest account, net .............    (28,464,384)     (31,413,447)     (1,462,630)       (534,528)
  Transfers for contract benefit and
   terminations .................................    (40,641,727)     (40,187,017)     (1,957,311)     (2,441,137)
  Contract maintenance charges ..................       (361,448)        (414,136)        (14,064)        (15,123)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (47,237,315)     (46,345,089)     (2,198,787)     (1,346,539)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (81,717)          89,724        (129,172)         16,186
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (27,872,704)      22,636,611        (538,398)       (381,117)
Net Assets -- Beginning of Period ...............    342,149,901      364,786,512      16,964,849      17,345,966
                                                   -------------    -------------    ------------    ------------
Net Assets -- End of Period .....................  $ 314,277,197    $ 342,149,901    $ 16,426,451    $ 16,964,849
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              --              --
 Units Redeemed .................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            244              304              22              34
 Units Redeemed .................................           (596)            (680)            (45)            (49)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................           (352)            (376)            (23)            (15)
                                                   -------------    -------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Money                        EQ/Montag &
                                                               Market                       Caldwell Growth
                                                  --------------------------------- -------------------------------
                                                        2006             2005            2006            2005
                                                  ---------------- ---------------- -------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   4,393,891    $   1,818,156     $  (35,700)     $  (11,737)
 Net realized gain (loss) on investments ........       (322,486)        (287,750)        95,483          19,881
 Change in unrealized appreciation
  (depreciation) of investments .................        330,301          216,075        153,479          68,669
                                                   -------------    -------------     ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................  $   4,401,706    $   1,746,481     $  213,262      $   76,813
                                                   -------------    -------------     ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     17,493,413       17,689,997        884,618       1,042,167
  Transfers between funds including
   guaranteed interest account, net .............     51,153,395        5,282,612         66,446       1,569,022
  Transfers for contract benefit and
   terminations .................................    (36,924,771)     (30,538,251)      (318,446)        (65,301)
  Contract maintenance charges ..................       (133,578)        (123,896)        (3,344)           (615)
  Adjustments to net assets allocated to
   contracts in payout period ...................         21,166           41,092             --              --
                                                   -------------    -------------     ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     31,609,625       (7,648,446)       629,274       2,545,273
                                                   -------------    -------------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............       (274,383)       2,357,256        (14,493)         14,311
                                                   -------------    -------------     ----------      ----------
Increase (Decrease) in Net Assets ...............     35,736,948       (3,544,709)       828,043       2,636,397
Net Assets -- Beginning of Period ...............    114,144,728      117,689,435      2,860,502         224,105
                                                   -------------    -------------     ----------      ----------
Net Assets -- End of Period .....................  $ 149,881,676    $ 114,144,728     $3,688,545      $2,860,502
                                                   =============    =============     ==========      ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................          2,364            1,265             --              --
 Units Redeemed .................................         (1,717)          (1,363)            --              --
                                                   -------------    -------------     ----------      ----------
 Net Increase (Decrease) ........................            647              (98)            --              --
                                                   -------------    -------------     ----------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            344               12             18              31
 Units Redeemed .................................           (280)             (36)           (12)             (7)
                                                   -------------    -------------     ----------      ----------
 Net Increase (Decrease) ........................             64              (24)             6              24
                                                   -------------    -------------     ----------      ----------



                                                                                     EQ/Oppenheimer
                                                      EQ/Mutual     EQ/Oppenheimer    Main Street
                                                     Shares (c)       Global (c)     Small Cap (c)
                                                  ---------------- ---------------- ---------------
                                                        2006             2006             2006
                                                  ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $   (3,310)      $    (3,155)    $    1,676
 Net realized gain (loss) on investments ........        19,581             1,542          4,406
 Change in unrealized appreciation
  (depreciation) of investments .................       120,478            70,311         21,246
                                                     ----------       -----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    $  136,749       $    68,698     $  27,328
                                                     ----------       -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       633,125           681,966        378,377
  Transfers between funds including
   guaranteed interest account, net .............     3,943,650         1,604,735      1,096,212
  Transfers for contract benefit and
   terminations .................................        (8,570)          (14,962)        (8,602)
  Contract maintenance charges ..................          (102)              (80)           (57)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --                --             --
                                                     ----------       -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,568,103         2,271,659      1,465,930
                                                     ----------       -----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............           242                (2)            27
                                                     ----------       -----------     ----------
Increase (Decrease) in Net Assets ...............     4,705,094         2,340,355      1,493,285
Net Assets -- Beginning of Period ...............            --                --             --
                                                     ----------       -----------     ----------
Net Assets -- End of Period .....................    $4,705,094       $ 2,340,355     $1,493,285
                                                     ==========       ===========     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --                --             --
 Units Redeemed .................................            --                --             --
                                                     ----------       -----------     ----------
 Net Increase (Decrease) ........................            --                --             --
                                                     ----------       -----------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            47                21             14
 Units Redeemed .................................            (3)               --             (1)
                                                     ----------       -----------     ----------
 Net Increase (Decrease) ........................            44                21             13
                                                     ----------       -----------     ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/PIMCO                         EQ/Short
                                                           Real Return (a)                 Duration Bond (a)
                                                  --------------------------------- -------------------------------
                                                        2006             2005            2006            2005
                                                  --------------- ----------------- -------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    864,903      $   233,509       $ 180,074      $   13,301
 Net realized gain (loss) on investments ........      (148,559)           3,731          56,500              25
 Change in unrealized appreciation
  (depreciation) of investments .................      (903,386)        (278,278)        (63,782)        (13,194)
                                                   ------------      -----------      ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................  $   (187,042)     $   (41,038)      $ 172,792      $      132
                                                   ------------      -----------      ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     9,445,851        5,968,653       1,710,695         572,315
  Transfers between funds including
   guaranteed interest account, net .............     7,747,648        9,008,897       3,650,728       1,811,371
  Transfers for contract benefit and
   terminations .................................    (1,907,542)        (128,474)       (394,400)       (179,725)
  Contract maintenance charges ..................       (12,003)            (734)         (1,734)            (68)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --               --              --              --
                                                   ------------      -----------      ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    15,273,954       14,848,342       4,965,289       2,203,893
                                                   ------------      -----------      ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (2,814)          13,784          (6,866)          7,006
                                                   ------------      -----------      ----------      ----------
Increase (Decrease) in Net Assets ...............    15,084,098       14,821,088       5,131,215       2,211,031
Net Assets -- Beginning of Period ...............    14,821,088               --       2,211,031              --
                                                   ------------      -----------      ----------      ----------
Net Assets -- End of Period .....................  $ 29,905,186      $14,821,088      $7,342,246      $2,211,031
                                                   ============      ===========      ==========      ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --               --              --              --
 Units Redeemed .................................            --               --              --              --
                                                   ------------      -----------      ----------      ----------
 Net Increase (Decrease) ........................            --               --              --              --
                                                   ------------      -----------      ----------      ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           228              158              78              25
 Units Redeemed .................................           (74)              (9)           (28)              (3)
                                                   ------------      -----------      ----------      ----------
 Net Increase (Decrease) ........................           154              149              50              22
                                                   ------------      -----------      ----------      ----------



                                                              EQ/Small                         EQ/Small
                                                              Cap Value                     Company Growth
                                                  --------------------------------- -------------------------------
                                                        2006             2005             2006            2005
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $   8,598,822    $   5,328,900    $     45,520     $   138,678
 Net realized gain (loss) on investments ........     15,793,209       15,013,624          49,937         206,605
 Change in unrealized appreciation
  (depreciation) of investments .................      1,854,864      (14,340,866)       (307,773)        219,362
                                                   -------------    -------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................  $  26,246,895    $   6,001,658    $   (212,316)    $   564,645
                                                   -------------    -------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     34,768,516       35,201,980      12,279,539       4,882,922
  Transfers between funds including
   guaranteed interest account, net .............     (3,421,545)       4,969,832      14,774,593       9,102,040
  Transfers for contract benefit and
   terminations .................................    (18,049,070)     (16,307,821)     (2,216,019)       (343,481)
  Contract maintenance charges ..................       (208,719)        (174,734)        (21,759)         (2,114)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --              --              --
                                                   -------------    -------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     13,089,182       23,689,257      24,816,354      13,639,367
                                                   -------------    -------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (59,543)         (65,438)        (15,534)         18,644
                                                   -------------    -------------    ------------     -----------
Increase (Decrease) in Net Assets ...............     39,276,534       29,625,477      24,588,504      14,222,656
Net Assets -- Beginning of Period ...............    173,829,431      144,203,954      14,694,470         471,814
                                                   -------------    -------------    ------------     -----------
Net Assets -- End of Period .....................  $ 213,105,965    $ 173,829,431    $ 39,282,974     $14,694,470
                                                   =============    =============    ============     ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --              --              --
 Units Redeemed .................................             --               --              --              --
                                                   -------------    -------------    ------------     -----------
 Net Increase (Decrease) ........................             --               --              --              --
                                                   -------------    -------------    ------------     -----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            330              395             413             204
 Units Redeemed .................................           (263)            (256)           (237)            (87)
                                                   -------------    -------------    ------------     -----------
 Net Increase (Decrease) ........................             67              139             176             117
                                                   -------------    -------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Small                         EQ/TCW
                                                            Company Index                      Equity
                                                  --------------------------------- -----------------------------
                                                        2006             2005            2006           2005
                                                  ---------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $    122,141     $    (49,134)    $ (106,671)    $  (62,403)
 Net realized gain (loss) on investments ........     10,957,682        7,805,952        (97,939)       426,353
 Change in unrealized appreciation
  (depreciation) of investments .................      6,916,365       (4,517,705)      (250,991)       234,184
                                                    ------------     ------------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................   $ 17,996,188     $  3,239,113     $ (455,601)    $  598,134
                                                    ------------     ------------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     27,692,078       21,823,949      2,276,595      3,005,345
  Transfers between funds including
   guaranteed interest account, net .............      8,373,805          893,003       (537,986)     3,583,190
  Transfers for contract benefit and
   terminations .................................     (7,979,366)      (6,096,698)      (602,233)      (196,611)
  Contract maintenance charges ..................       (126,172)        (102,168)        (6,272)        (1,548)
  Adjustments to net assets allocated to
   contracts in payout period ...................             --               --             --             --
                                                    ------------     ------------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     27,960,345       16,518,086      1,130,104      6,390,376
                                                    ------------     ------------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (40,268)         (13,976)       (19,452)        22,745
                                                    ------------     ------------     ----------     ----------
Increase (Decrease) in Net Assets ...............     45,916,265       19,743,223        655,051      7,011,255
Net Assets -- Beginning of Period ...............    101,556,209       81,812,986      7,981,217        969,962
                                                    ------------     ------------     ----------     ----------
Net Assets -- End of Period .....................   $147,472,474     $101,556,209     $8,636,268     $7,981,217
                                                    ============     ============     ==========     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................             --               --             --             --
 Units Redeemed .................................             --               --             --             --
                                                    ------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................             --               --             --             --
                                                    ------------     ------------     ----------     ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            384              321             49            116
 Units Redeemed .................................           (204)            (195)           (39)           (55)
                                                    ------------     ------------     ----------     ----------
 Net Increase (Decrease) ........................            180              126             10             61
                                                    ------------     ------------     ----------     ----------



                                                    EQ/Templeton              EQ/UBS
                                                     Growth (c)          Growth and Income
                                                  ---------------- -----------------------------
                                                        2006             2006           2005
                                                  ---------------- --------------- -------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $   (2,799)     $   (40,990)   $    5,090
 Net realized gain (loss) on investments ........        18,770          471,839        19,641
 Change in unrealized appreciation
  (depreciation) of investments .................       120,135        1,462,771       352,245
                                                     ----------      -----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................    $  136,106      $ 1,893,620    $  376,976
                                                     ----------      -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,003,302        4,918,913     2,756,838
  Transfers between funds including
   guaranteed interest account, net .............     3,730,364        5,899,526     4,761,728
  Transfers for contract benefit and
   terminations .................................       (13,683)        (955,661)     (197,350)
  Contract maintenance charges ..................          (171)          (7,576)         (742)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --               --            --
                                                     ----------      -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,719,812        9,855,202     7,320,474
                                                     ----------      -----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............           139          (17,068)       17,671
                                                     ----------      -----------    ----------
Increase (Decrease) in Net Assets ...............     4,856,057       11,731,754     7,715,121
Net Assets -- Beginning of Period ...............            --        7,935,287       220,166
                                                     ----------      -----------    ----------
Net Assets -- End of Period .....................    $4,856,057      $19,667,041    $7,935,287
                                                     ==========      ===========    ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --               --            --
 Units Redeemed .................................            --               --            --
                                                     ----------      -----------    ----------
 Net Increase (Decrease) ........................            --               --            --
                                                     ----------      -----------    ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            54              111            95
 Units Redeemed .................................            (9)            (30)           (29)
                                                     ----------      -----------    ----------
 Net Increase (Decrease) ........................            45               81            66
                                                     ----------      -----------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             EQ/Van Kampen
                                                           EQ/Van Kampen                       Emerging
                                                            Comstock (a)                    Markets Equity
                                                  -------------------------------- ---------------------------------
                                                        2006            2005             2006             2005
                                                  --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................  $    225,221      $   22,324      $ (2,847,424)   $  (1,273,605)
 Net realized gain (loss) on investments ........       442,202           7,107        85,132,541       37,803,459
 Change in unrealized appreciation
  (depreciation) of investments .................     1,186,687         170,520         5,805,873       17,450,383
                                                   ------------      ----------     -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................  $  1,854,110      $  199,951      $ 98,090,990    $  53,980,237
                                                   ------------      ----------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,021,020       1,799,191        53,782,523       29,966,531
  Transfers between funds including
   guaranteed interest account, net .............     5,887,526       4,787,626        36,438,793       41,778,957
  Transfers for contract benefit and
   terminations .................................    (1,235,807)       (114,273)      (29,992,859)     (19,281,156)
  Contract maintenance charges ..................        (9,110)           (766)         (239,687)        (154,362)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --              --                --               --
                                                   ------------      ----------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,663,629       6,471,778        59,988,770       52,309,970
                                                   ------------      ----------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (9,003)          9,774          (188,301)         (95,387)
                                                   ------------      ----------     -------------    -------------
Increase (Decrease) in Net Assets ...............    11,508,736       6,681,503       157,891,459      106,194,820
Net Assets -- Beginning of Period ...............     6,681,503              --       252,832,325      146,637,505
                                                   ------------      ----------     -------------    -------------
Net Assets -- End of Period .....................  $ 18,190,239      $6,681,503     $ 410,723,784    $ 252,832,325
                                                   ============      ==========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --              --                --               --
 Units Redeemed .................................            --              --                --               --
                                                   ------------      ----------     -------------    -------------
 Net Increase (Decrease) ........................            --              --                --               --
                                                   ------------      ----------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           123              68             1,411            1,338
 Units Redeemed .................................           (35)             (4)           (1,075)            (948)
                                                   ------------      ----------     -------------    -------------
 Net Increase (Decrease) ........................            88              64               336              390
                                                   ------------      ----------     -------------    -------------



                                                                                        EQ/Wells Fargo
                                                          EQ/Van Kampen                   Montgomery
                                                        Mid Cap Growth (a)              Small Cap (a)
                                                  ------------------------------ ----------------------------
                                                        2006           2005            2006          2005
                                                  --------------- -------------- --------------- ------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................   $   (91,750)    $  (15,509)    $   203,402    $  25,090
 Net realized gain (loss) on investments ........       194,027        267,812        (141,422)      41,734
 Change in unrealized appreciation
  (depreciation) of investments .................       613,623         26,382         858,631      (20,590)
                                                    -----------     ----------     -----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................   $   715,900     $  278,685     $   920,611    $  46,234
                                                    -----------     ----------     -----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     3,840,188        834,024       2,496,425      176,866
  Transfers between funds including
   guaranteed interest account, net .............     6,823,709      3,828,631      11,529,349      332,821
  Transfers for contract benefit and
   terminations .................................      (722,724)       (74,439)       (860,449)      (8,728)
  Contract maintenance charges ..................        (4,736)          (237)         (2,607)        (115)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --             --              --           --
                                                    -----------     ----------     -----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,936,437      4,587,979      13,162,718      500,844
                                                    -----------     ----------     -----------    ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............        (6,555)         6,553          (3,039)       3,039
                                                    -----------     ----------     -----------    ---------
Increase (Decrease) in Net Assets ...............    10,645,782      4,873,217      14,080,290      550,117
Net Assets -- Beginning of Period ...............     4,873,217             --         550,117           --
                                                    -----------     ----------     -----------    ---------
Net Assets -- End of Period .....................   $15,518,999     $4,873,217     $14,630,407    $ 550,117
                                                    ===========     ==========     ===========    =========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --             --              --           --
 Units Redeemed .................................            --             --              --           --
                                                    -----------     ----------     -----------    ---------
 Net Increase (Decrease) ........................            --             --              --           --
                                                    -----------     ----------     -----------    ---------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................           142             89             178           37
 Units Redeemed .................................           (65)           (50)            (81)         (32)
                                                    -----------     ----------     -----------    ---------
 Net Increase (Decrease) ........................            77             39              97            5
                                                    -----------     ----------     -----------    ---------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                     Target 2015      Target 2025
                                                   Allocation (c)   Allocation (c)
                                                  ---------------- ----------------
                                                        2006             2006
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................    $   24,107        $  16,424
 Net realized gain (loss) on investments ........         1,217            1,457
 Change in unrealized appreciation
  (depreciation) of investments .................         6,546           12,186
                                                     ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................    $   31,870        $  30,067
                                                     ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        83,205          288,863
  Transfers between funds including
   guaranteed interest account, net .............     1,118,971          717,301
  Transfers for contract benefit and
   terminations .................................       (11,925)            (766)
  Contract maintenance charges ..................          (105)            (207)
  Adjustments to net assets allocated to
   contracts in payout period ...................            --               --
                                                     ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     1,190,146        1,005,191
                                                     ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............             2               16
                                                     ----------       ----------
Increase (Decrease) in Net Assets ...............     1,222,018        1,035,274
Net Assets -- Beginning of Period ...............            --               --
                                                     ----------       ----------
Net Assets -- End of Period .....................    $1,222,018       $1,035,274
                                                     ==========       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................            --               --
 Units Redeemed .................................            --               --
                                                     ----------       ----------
 Net Increase (Decrease) ........................            --               --
                                                     ----------       ----------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            12               10
 Units Redeemed .................................            (1)              (1)
                                                     ----------       ----------
 Net Increase (Decrease) ........................            11                9
                                                     ----------       ----------



                                                     Target 2035      Target 2045         U.S. Real Estate --
                                                   Allocation (c)   Allocation (c)              Class II
                                                  ---------------- ---------------- --------------------------------
                                                        2006             2006             2006             2005
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ...................     $  6,739          $ 5,121      $     (30,174)   $  1,829,198
 Net realized gain (loss) on investments ........        2,860            2,055         20,622,626       5,851,541
 Change in unrealized appreciation
  (depreciation) of investments .................       10,655            1,333         19,276,038       3,287,089
                                                      --------         --------      -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     $ 20,254          $ 8,509      $  39,868,490    $ 10,967,828
                                                      --------         --------      -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      251,560           93,771         26,013,591      18,737,635
  Transfers between funds including
   guaranteed interest account, net .............      259,463          278,287         28,860,480      18,972,517
  Transfers for contract benefit and
   terminations .................................         (119)            (120)       (12,121,192)     (6,156,232)
  Contract maintenance charges ..................          (60)             (60)           (83,001)        (44,602)
  Adjustments to net assets allocated to
   contracts in payout period ...................           --               --                 --              --
                                                      --------         --------      -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      510,844          371,878         42,669,878      31,509,318
                                                      --------         --------      -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A ............           17              109            (27,758)         11,899
                                                      --------         --------      -------------    ------------
Increase (Decrease) in Net Assets ...............      531,115          380,496         82,510,610      42,489,045
Net Assets -- Beginning of Period ...............           --               --         93,740,418      51,251,373
                                                      --------         --------      -------------    ------------
Net Assets -- End of Period .....................     $531,115         $380,496      $ 176,251,028    $ 93,740,418
                                                      ========         ========      =============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Units Issued ...................................           --               --                 --              --
 Units Redeemed .................................           --               --                 --              --
                                                      --------         --------      -------------    ------------
 Net Increase (Decrease) ........................           --               --                 --              --
                                                      --------         --------      -------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Units Issued ...................................            6                4                527             589
 Units Redeemed .................................           (1)              (1)              (310)           (378)
                                                      --------         --------      -------------    ------------
 Net Increase (Decrease) ........................            5                3                217             211
                                                      --------         --------      -------------    ------------

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2006


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 79 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth
o AXA Premier VIP Mid Cap Value
o AXA Premier VIP Technology
o EQ/AllianceBernstein Common Stock(1)
o EQ/AllianceBernstein Growth and Income(2)
o EQ/AllianceBernstein Intermediate Government Securities(3)
o EQ/AllianceBernstein International(4)
o EQ/AllianceBernstein Large Cap Growth(5)
o EQ/AllianceBernstein Quality Bond(6)
o EQ/AllianceBernstein Small Cap Growth(7)
o EQ/AllianceBernstein Value(8)
o EQ/Ariel Appreciation II
o EQAXA Rosenberg Value Long/Short Equity
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ//Davis New York Venture
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value
o EQ/Franklin Income
o EQ/Franklin Small Cap Value
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond
o EQ/JPMorgan Value Opportunities
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Mutual Shares
o EQ/Oppenheimer Global
o EQ/Oppenheimer Main Street Small Cap
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Cap Value(9)
o EQ/Small Company Growth(10)
o EQ/Small Company Index
o EQ/TCW Equity
o EQ/Templeton Growth
o EQ/UBS Growth and Income
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation
o U.S. Real Estate -- Class II

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


1.   Organization (Concluded)

 ----------
 (1) Formerly known as EQ/Alliance Common Stock.
 (2) Formerly known as EQ/Alliance Growth and Income.
 (3) Formerly known as EQ/Alliance Intermediate Government Securities.
 (4) Formerly known as EQ/Alliance International.
 (5) Formerly known as EQ/Alliance Large Cap Growth.
 (6) Formerly known as EQ/Alliance Quality Bond.
 (7) Formerly known as EQ/Alliance Small Cap Growth.
 (8) Formerly known as EQ/Bernstein Diversified Value.
 (9) Formerly known as EQ/Lazard Small Cap Value.
 (10) Formerly known as EQ/Bear Stearns Small Company Growth.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

     The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum
     Plus). All of these contracts and certificates are collectively referred to as the Contracts.

     The amount retained by AXA Equitable in the Account arises principally from
     (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

     Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

     Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, EQUI-VEST Strategies, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


2.   Significant Accounting Policies (Concluded)

     Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

     o EQUI-VEST Series 100 through 800
     o EQUI-VEST Vantage
     o EQUI-VEST Strategies
     o Momentum
     o Momentum Plus

     Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

     o EQUI-VEST Series 100 through 800
     o EQUI-VEST Vantage
     o EQUI-VEST Strategies
     o EQUIPLAN
     o Old Contracts

     Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

     Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

     The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                     Purchases        Sales
                                                  -------------- --------------
AXA Aggressive Allocation .....................    $ 66,871,984   $ 17,707,708
AXA Conservative Allocation ...................      14,205,633      7,555,010
AXA Conservative-Plus Allocation ..............      31,683,821     11,575,359
AXA Moderate Allocation .......................     151,894,101    223,236,816
AXA Moderate-Plus Allocation ..................     187,016,449     26,443,925
AXA Premier VIP Aggressive Equity .............      21,829,011    176,606,531
AXA Premier VIP Core Bond .....................      19,248,405     18,882,972
AXA Premier VIP Health Care ...................      19,793,137     15,039,104
AXA Premier VIP High Yield ....................      59,746,096     55,155,384
AXA Premier VIP International Equity ..........      54,320,747     28,710,855
AXA Premier VIP Large Cap Core Equity .........       6,050,489      7,312,164
AXA Premier VIP Large Cap Growth ..............      14,365,985     13,535,929
AXA Premier VIP Large Cap Value ...............      31,408,686     18,246,493
AXA Premier VIP Mid Cap Growth ................      29,936,965     24,068,743
AXA Premier VIP Mid Cap Value .................      26,527,140     19,965,588
AXA Premier VIP Technology ....................      56,351,893     64,954,205

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


3.   Purchases and Sales of Investments (Continued)


                                                             Purchases        Sales
                                                          -------------- --------------
EQ/AllianceBernstein Common Stock .....................   $ 152,038,560  $ 744,952,714
EQ/AllianceBernstein Growth & Income ..................     204,025,676    248,941,747
EQ/AllianceBernstein Intermediate Government Sec. .....      23,733,634     36,360,805
EQ/AllianceBernstein International ....................     249,311,081    197,417,519
EQ/AllianceBernstein Large Cap Growth .................      34,963,974     49,773,076
EQ/AllianceBernstein Quality Bond .....................      36,723,857     44,151,846
EQ/AllianceBernstein Small Cap Growth .................     126,095,448    128,743,666
EQ/AllianceBernstein Value ............................     167,567,785     88,410,292
EQ/Ariel Appreciation II ..............................       3,074,226        706,368
EQ/AXA Rosenberg Value Long/Short Equity ..............      16,429,740     14,985,611
EQ/Boston Advisors Equity Income ......................      26,326,491     13,344,476
EQ/Calvert Socially Responsible .......................       5,747,619      3,257,539
EQ/Capital Guardian Growth ............................       5,954,023      2,366,976
EQ/Capital Guardian International .....................      49,953,675     29,059,096
EQ/Capital Guardian Research ..........................      18,706,085     32,982,940
EQ/Capital Guardian U.S. Equity .......................      35,638,619     26,126,657
EQ/Caywood-Scholl High Yield Bond .....................      13,770,411      3,143,726
EQ/Davis New York Venture .............................         325,919          1,221
EQ/Equity 500 Index ...................................     198,459,994    257,226,298
EQ/Evergreen International Bond .......................       8,846,818      1,828,125
EQ/Evergreen Omega ....................................       9,289,311      9,993,797
EQ/FI Mid Cap .........................................     104,729,283     63,389,013
EQ/FI Mid Cap Value ...................................     134,789,299     99,234,867
EQ/Franklin Income ....................................      12,858,206        283,436
EQ/Franklin Small Cap Value ...........................       1,605,940        408,728
EQ/GAMCO Mergers and Acquisitions .....................       6,404,109      1,556,221
EQ/GAMCO Small Company Value ..........................      44,044,241     22,776,033
EQ/International Growth ...............................      22,809,768     13,971,837
EQ/Janus Large Cap Growth .............................      15,065,823     16,772,221
EQ/JPMorgan Core Bond .................................      43,560,073     26,559,657
EQ/JPMorgan Value Opportunities .......................      18,675,847     18,036,124
EQ/Legg Mason Value Equity ............................      19,596,504      4,234,582
EQ/Long Term Bond .....................................      13,591,386      6,044,768
EQ/Lord Abbett Growth and Income ......................      12,357,142      3,251,238
EQ/Lord Abbett Large Cap Core .........................       2,941,048      1,002,248
EQ/Lord Abbett Mid Cap Value ..........................      12,913,894      7,625,347
EQ/Marsico Focus ......................................     122,639,533     55,532,672
EQ/Mercury Basic Value Equity .........................      85,839,511     82,328,006
EQ/Mercury International Value ........................     126,342,176     65,315,540
EQ/MFS Emerging Growth Companies ......................      31,807,895     83,416,828
EQ/MFS Investors Trust ................................       2,286,517      4,686,477
EQ/Money Market .......................................     122,696,856     86,920,803
EQ/Montag & Caldwell Growth ...........................       2,153,574      1,574,489
EQ/Mutual Shares ......................................       4,913,548        348,606
EQ/Oppenheimer Global .................................       2,310,718         42,215
EQ/Oppenheimer Main Street Small Cap ..................       1,629,157        161,533
EQ/PIMCO Real Return ..................................      24,106,577      7,971,536
EQ/Short Duration Bond ................................       8,275,403      3,136,907
EQ/Small Cap Value ....................................      87,714,109     52,522,758
EQ/Small Company Growth ...............................      56,406,915     31,560,601
EQ/Small Company Index ................................      66,772,852     32,761,614
EQ/TCW Equity .........................................       5,322,247      4,318,137
EQ/Templeton Growth ...................................       5,655,159        938,077
EQ/UBS Growth and Income ..............................      13,821,868      4,024,709

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


3.   Purchases and Sales of Investments (Concluded)


                                                   Purchases        Sales
                                                 ------------- --------------
EQ/Van Kampen Comstock .......................   $ 14,204,594  $  4,254,574
EQ/Van Kampen Emerging Market Equity .........    272,164,998   185,602,154
EQ/Van Kampen Mid Cap Growth .................     18,334,986     8,458,887
EQ/Wells Fargo Montgomery Small Cap ..........     24,088,068    10,710,979
Target 2015 Allocation .......................      1,273,300        59,045
Target 2025 Allocation .......................      1,058,612        36,980
Target 2035 Allocation .......................        571,898        54,298
Target 2045 Allocation .......................        446,950        69,944
U.S. Real Estate -- Class II .................    111,899,396    61,081,379

4.   Expenses and Related Party Transactions

     The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

     AXA Equitable serves as investment manager of EQAT and VIP. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Class II Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


4.   Expenses and Related Party Transactions (Concluded)

     AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value; EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

     In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group Boston Advisors ceased to be an affiliate of AXA Financial.

     AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable) . AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5.   Substitutions/Reorganizations


     Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



-----------------------------------------------------------------------------
 November 17, 2006          Removed Portfolio         Surviving Portfolio
-----------------------------------------------------------------------------
                            Laudus Rosenberg VIT      EQ/AXA Rosenberg
                           Value Long/Short Equity   Value Long/Short Equity
-------------------------- ------------------------- ------------------------
Shares -- Class B             871,596                   871,596
Value -- Class B           $9,360,937                $9,360,937
Net Assets before merger   $9,360,937                        --
Net Assets after merger            --                $9,360,937
-----------------------------------------------------------------------------

6.   Contractowner Charges

     Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                               Mortality and                     Financial
                                               Expense Risks   Other Expenses   Accounting     Total
                                              --------------- ---------------- ------------ ----------
Old Contracts                                 0.58%           0.16%            --           0.74%
-------------------------------------------
EQUIPLAN Contracts                            0.58%           0.16%            --           0.74%
-------------------------------------------
EQUI-VEST Series 100/Momentum Contracts
-------------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock .........   0.56%           0.60%            0.24%        1.40%
All Other Funds ...........................   0.50%           0.60%            0.24%        1.34%
EQUI-VEST Series 200
--------------------------------------------
EQ/Money Market
EQ/AllianceBernstein Common Stock .........   1.15%           0.25%            --           1.40%
All Other Funds ...........................   1.09%           0.25%            --           1.34%

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Continued)


                                                Mortality and                     Financial
                                                Expense Risks   Other Expenses   Accounting     Total
                                               --------------- ---------------- ------------ ----------
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------------
EQ/Money Market, EQ/AllianceBernstein Common
Stock, AXA Premier VIP Aggressive Equity and
AXA Moderate Allocation ....................   1.10%           0.24%            --           1.34%
All Other Funds ............................   1.10%           0.25%            --           1.35%
Momentum Plus Contracts                        1.10%           0.25%            --           1.35%
---------------------------------------------
EQUI-VEST Series 500 Contracts                 1.20%           0.25%            --           1.45%
---------------------------------------------
EQUI-VEST at Retirement                        0.80%           0.50%            --           1.30%
---------------------------------------------
EQUI-VEST Series 600 and 800 Contracts         0.95%           0.25%            --           1.20%
---------------------------------------------
EQUI-VEST Vantage Contracts
---------------------------------------------
0.90 All Funds .............................   0.90%             --             --           0.90%
0.70 All Funds .............................   0.70%             --             --           0.70%
0.50 All Funds .............................   0.50%             --             --           0.50%
EQUI-VEST Strategies Contracts
---------------------------------------------
1.20% All Funds ............................   1.20%             --             --           1.20%
0.90% All Funds ............................   0.90%             --             --           0.90%
0.70% All Funds ............................   0.70%             --             --           0.70%
0.50% All Funds ............................   0.50%             --             --           0.50%
0.25% All Funds ............................   0.25%             --             --           0.25%
EQUI-VEST Express Series 700 Contracts         0.70%           0.25%            --           0.95%
---------------------------------------------

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/AllianceBernstein Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contracts for participants of the Teachers Retirement System of the State of Texas and EQUI-VEST Strategies the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.



                                When charge
            Charges             is deducted                      Amount deducted                         How deducted
------------------------------ ------------- ------------------------------------------------------ ----------------------
Charge for Trust expenses      Daily         Vary by portfolio                                      Unit value

Annual Administrative charge   Annual        $30 or during the first two contract years 2% of the   Unit liquidation from
                                             account value (plus any prior withdrawal during the    account value
                                             Contract Year) if less.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Concluded)


                               When charge
          Charges              is deducted                                Amount deducted                         How deducted
------------------------------ ------------------------ ---------------------------------------------------- ----------------------
Annual Policy fee              Annual                     Low - Depending on account value, lesser of $30      Unit liquidation from
                                                          or .50% of account value plus the amount of any      account value
                                                          active loan.

                                                          High - Depending on account value, in Years 1 to     Unit liquidation from
                                                          2 lesser of $30 or 2% of account value, thereafter   account value
                                                          $30.

Withdrawal Charge              At time of transaction     Low - 6% of withdrawals or contributions made in     Unit liquidation from
                                                          the current and prior five participation years,      account value
                                                          whichever is less.

                                                          High - 6% of the amount withdrawn, generally
                                                          declining for the first through the 12th contract
                                                          year.

                                                          Exceptions and limitations may eliminate or reduce
                                                          the withdrawal charge.

Plan Loan charges              At time of transaction     $25 set-up fee and $6 quarterly recordkeeping fee    Unit liquidation from
                                                                                                               account value

Annuity Payout option          At time of transaction     $350 annuity administration fee                      Unit liquidation from
                                                                                                               account value

Charge for third-party         At time of transaction     $25                                                  Unit liquidation from
transfer or exchange                                                                                           account value

Enhanced death benefit         Participation date         Low- 0.15% of account value                          Unit liquidation from
charge                         anniversary                                                                     account value
                                                          High - 0.60% of account value

Guaranteed Mininum Income                                 0.65%                                                Unit liquidation from
Benefit                                                                                                        account value

Guaranteed Withdrawal                                     Low- 0.60% for single life option;                   Unit liquidation from
Benefit for Life                                               0.75% for joint life option                     account value

                                                          High- 0.75% for single life;
                                                                0.90% for joint life


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 153.46               --                 --           --         17.31%
         Highest contract charge 1.45% Class B (i)     $ 148.76               --                 --           --         16.19%
         All contract charges                                --              517         $   77,399         3.46%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 130.82               --                 --           --          7.52%
         Highest contract charge 1.45% Class B (i)     $ 128.03               --                 --           --          6.50%
         All contract charges                                --              178         $   22,965         4.92%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 121.67               --                 --           --         11.24%
         Highest contract charge 1.45% Class B (i)     $ 120.22               --                 --           --         10.17%
         All contract charges                                --               75         $    9,099         2.25%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 109.38               --                 --           --          9.38%
         Highest contract charge 1.45% Class B (i)     $ 109.12               --                 --           --          9.12%
         All contract charges                                --                9         $    1,003         0.70%           --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 116.51               --                 --           --          5.84%
         Highest contract charge 1.45% Class B (i)     $ 112.94               --                 --           --          4.83%
         All contract charges                                --              167         $   18,932         4.29%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 110.08               --                 --           --          1.93%
         Highest contract charge 1.45% Class B (i)     $ 107.73               --                 --           --          0.96%
         All contract charges                                --              112         $   12,046         3.73%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 108.00               --                 --           --          5.50%
         Highest contract charge 1.45% Class B (i)     $ 106.71               --                 --           --          4.49%
         All contract charges                                --               75         $    8,142         4.11%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 102.37               --                 --           --          2.37%
         Highest contract charge 1.45% Class B (i)     $ 102.13               --                 --           --          2.13%
         All contract charges                                --                8         $      940         5.61%           --
AXA Conservative-Plus Allocation
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 124.39               --                 --           --          8.22%
         Highest contract charge 1.45% Class B (i)     $ 120.58               --                 --           --          7.18%
         All contract charges                                --              342         $   41,475         4.04%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 114.94               --                 --           --          2.73%
         Highest contract charge 1.45% Class B (i)     $ 112.49               --                 --           --          1.75%
         All contract charges                                --              180         $   20,363         4.60%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 111.89               --                 --           --          7.21%
         Highest contract charge 1.45% Class B (i)     $ 110.56               --                 --           --          6.19%
         All contract charges                                --               80         $    8,873         3.62%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 104.36               --                 --           --          4.36%
         Highest contract charge 1.45% Class B (i)     $ 104.11               --                 --           --          4.11%
         All contract charges                                --                9         $      866         6.35%           --
AXA Moderate Allocation (g)
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 103.11               --                 --           --          3.11%
         Highest contract charge 1.45% Class A         $ 137.52               --                 --           --          9.00%
         All contract charges                                --           20,240         $1,557,101         2.84%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 183.99               --                 --           --          4.11%
         Highest contract charge 1.45% Class A         $ 126.17               --                 --           --          3.53%
         All contract charges                                --           21,774         $1,543,159         2.54%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 176.72               --                 --           --          8.02%
         Highest contract charge 1.45% Class A         $ 121.87               --                 --           --          7.42%
         All contract charges                                --           23,508         $1,615,459         2.75%           --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Moderate Allocation (g) (Continued)
---------------------------------------
  2003   Lowest contract charge 0.90% Class A (j)      $ 163.61               --                 --           --         18.35%
         Highest contract charge 1.45% Class A         $ 113.45               --                 --           --         17.69%
         All contract charges                                --           25,117         $1,607,776         2.41%           --
  2002   Lowest contract charge 1.34% Class A          $  42.91               --                 --           --        (13.31)%
         Highest contract charge 1.45% Class A         $  96.40               --                 --           --        (13.78)%
         All contract charges                                --           27,370         $1,493,481         1.47%           --
AXA Moderate Allocation (g)
---------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 120.52               --                 --           --          9.77%
         Highest contract charge 1.30% Class B (q)     $ 102.92               --                 --           --          2.92%
         All contract charges                                --            1,009         $  136,001         2.84%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 109.79               --                 --           --          4.27%
         Highest contract charge 1.20% Class B         $ 126.19               --                 --           --          3.54%
         All contract charges                                --              916         $  113,231         2.54%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 105.29               --                 --           --          8.18%
         Highest contract charge 1.20% Class B         $ 121.88               --                 --           --          7.42%
         All contract charges                                --              833         $   99,021         2.75%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  97.33               --                 --           --         18.55%
         Highest contract charge 1.20% Class B         $ 113.46               --                 --           --         17.71%
         All contract charges                                --              750         $   82,998         2.41%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  82.10               --                 --           --        (12.38)%
         Highest contract charge 1.20% Class B         $  96.39               --                 --           --        (13.78)%
         All contract charges                                --              743         $   69,620         1.47%           --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)      $ 145.39               --                 --           --         13.93%
         Highest contract charge 1.45% Class B (i)     $ 140.94               --                 --           --         12.85%
         All contract charges                                --            1,886         $  267,414         3.54%           --
  2005   Lowest contract charge 0.50% Class B (i)      $ 127.61               --                 --           --          6.14%
         Highest contract charge 1.45% Class B (i)     $ 124.89               --                 --           --          5.13%
         All contract charges                                --              728         $   91,285         5.08%           --
  2004   Lowest contract charge 0.50% Class B (i)      $ 120.23               --                 --           --         11.13%
         Highest contract charge 1.45% Class B (i)     $ 118.80               --                 --           --         10.07%
         All contract charges                                --              277         $   32,979         3.47%           --
  2003   Lowest contract charge 0.50% Class B (i)      $ 108.19               --                 --           --          8.19%
         Highest contract charge 1.45% Class B (i)     $ 107.93               --                 --           --          7.93%
         All contract charges                                --               23         $    2,390         2.59%           --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 105.24               --                 --           --          5.24%
         Highest contract charge 1.45% Class A         $  78.53               --                 --           --          3.85%
         All contract charges                                --           10,463            923,899         0.17%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 103.39               --                 --           --          7.50%
         Highest contract charge 1.45% Class A         $  75.62               --                 --           --          6.90%
         All contract charges                                --           12,174         $1,031,638           --            --
  2004   Lowest contract charge 0.90% Class A (j)      $  96.18               --                 --           --         11.37%
         Highest contract charge 1.45% Class A         $  70.74               --                 --           --         10.75%
         All contract charges                                --           13,893         $1,098,403           --            --
  2003   Lowest contract charge 0.90% Class A (j)      $  86.37               --                 --           --         36.83%
         Highest contract charge 1.45% Class A         $  63.87               --                 --           --         35.87%
         All contract charges                                --           15,363         $1,094,790           --            --
  2002   Lowest contract charge 1.34% Class A          $  47.48               --                 --           --        (29.27)%
         Highest contract charge 1.45% Class A         $  47.01               --                 --           --        (29.72)%
         All contract charges                                --           16,813         $  881,555         0.01%           --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)     $  79.87               --                  --            --          4.59%
         Highest contract charge 1.30% Class B (q)    $ 105.05               --                  --            --          5.05%
         All contract charges                               --              190             $14,885          0.17%           --
  2005   Lowest contract charge 0.50% Class B (a)     $  76.37               --                  --            --          7.67%
         Highest contract charge 1.20% Class B        $  75.63               --                  --            --          6.91%
         All contract charges                               --              203             $15,262            --            --
  2004   Lowest contract charge 0.50% Class B (a)     $  70.93               --                  --            --         11.54%
         Highest contract charge 1.20% Class B        $  70.75               --                  --            --         10.75%
         All contract charges                               --              205             $14,345            --            --
  2003   Lowest contract charge 0.50% Class B (a)     $  63.60               --                  --            --         36.83%
         Highest contract charge 1.20% Class B        $  63.88               --                  --            --         35.88%
         All contract charges                               --              187             $11,762            --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  46.48               --                  --            --        (28.23)%
         Highest contract charge 1.20% Class B        $  47.01               --                  --            --        (29.73)%
         All contract charges                               --              159             $ 7,308          0.01%           --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 120.06               --                  --            --          3.25%
         Highest contract charge 1.45% Class B (a)    $ 114.44               --                  --            --          2.27%
         All contract charges                               --              591             $68,372          4.11%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 116.28               --                  --            --          1.24%
         Highest contract charge 1.45% Class B (a)    $ 111.90               --                  --            --          0.28%
         All contract charges                               --              605             $68,268          3.47%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 114.85               --                  --            --          3.37%
         Highest contract charge 1.45% Class B (a)    $ 111.59               --                  --            --          2.38%
         All contract charges                               --              575             $64,676          3.24%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 111.11               --                  --            --          3.22%
         Highest contract charge 1.45% Class B (a)    $ 109.00               --                  --            --          2.24%
         All contract charges                               --              504             $55,167          3.30%           --
  2002   Lowest contract charge 0.50% Class B (a)     $ 107.64               --                  --            --          5.44%
         Highest contract charge 1.45% Class B (a)    $ 106.61               --                  --            --          4.47%
         All contract charges                               --              416             $44,423          6.03%           --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 126.14               --                  --            --          4.61%
         Highest contract charge 1.45% Class B (a)    $ 120.24               --                  --            --          3.61%
         All contract charges                               --              387             $47,061          1.05%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 120.59               --                  --            --          6.43%
         Highest contract charge 1.45% Class B (a)    $ 116.05               --                  --            --          5.41%
         All contract charges                               --              361             $42,208          2.61%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 113.31               --                  --            --         11.57%
         Highest contract charge 1.45% Class B (a)    $ 110.09               --                  --            --         10.50%
         All contract charges                               --              318             $35,180          3.73%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 101.56               --                  --            --         27.49%
         Highest contract charge 1.45% Class B (a)    $  99.63               --                  --            --         26.13%
         All contract charges                               --              234             $23,369          1.20%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  79.66               --                  --            --        (19.49)%
         Highest contract charge 1.45% Class B (a)    $  78.99               --                  --            --        (20.23)%
         All contract charges                               --              129             $10,225            --            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 102.63               --                 --           --          2.63%
         Highest contract charge 1.45% Class A         $ 104.89               --                 --           --          8.61%
         All contract charges                                --              767           $137,007         7.11%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 144.66               --                 --           --          2.39%
         Highest contract charge 1.45% Class A         $  96.58               --                 --           --          1.82%
         All contract charges                                --              799           $131,305         7.88%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 141.28               --                 --           --          7.96%
         Highest contract charge 1.45% Class A         $  94.85               --                 --           --          7.36%
         All contract charges                                --              827           $133,524         6.69%           --
  2003   Lowest contract charge 0.90% Class A (j)      $ 130.87               --                 --           --         21.77%
         Highest contract charge 1.45% Class A         $  88.34               --                 --           --         21.09%
         All contract charges                                --              837           $125,598         5.83%           --
  2002   Lowest contract charge 1.34% Class A          $ 123.58               --                 --           --         (4.00)%
         Highest contract charge 1.45% Class A         $  72.96               --                 --           --         (4.12)%
         All contract charges                                --              764           $ 94,701         9.00%           --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 134.63               --                 --           --          9.38%
         Highest contract charge 1.30% Class B (q)     $ 102.45               --                 --           --          2.45%
         All contract charges                                --              379           $ 42,859         7.11%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 123.08               --                 --           --          2.54%
         Highest contract charge 1.20% Class B         $  96.58               --                 --           --          1.83%
         All contract charges                                --              379           $ 39,438         7.88%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 120.03               --                 --           --          8.13%
         Highest contract charge 1.20% Class B         $  94.85               --                 --           --          7.37%
         All contract charges                                --              319           $ 32,690         6.69%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 111.01               --                 --           --         21.94%
         Highest contract charge 1.20% Class B         $  88.34               --                 --           --         21.08%
         All contract charges                                --              243           $ 23,248         5.83%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  91.03               --                 --           --         (4.81)%
         Highest contract charge 1.20% Class B         $  72.96               --                 --           --         (4.11)%
         All contract charges                                --              136           $ 10,780         9.00%           --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 176.83               --                 --           --         24.69%
         Highest contract charge 1.45% Class B (a)     $ 168.56               --                 --           --         23.50%
         All contract charges                                --              615           $104,906         2.18%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 141.82               --                 --           --         14.87%
         Highest contract charge 1.45% Class B (a)     $ 136.48               --                 --           --         13.77%
         All contract charges                                --              472           $ 65,031         4.04%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 123.46               --                 --           --         17.32%
         Highest contract charge 1.45% Class B (a)     $ 119.96               --                 --           --         16.20%
         All contract charges                                --              402           $ 48,558         2.20%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 105.24               --                 --           --         33.65%
         Highest contract charge 1.45% Class B (a)     $ 103.24               --                 --           --         32.39%
         All contract charges                                --              225           $ 23,340         0.68%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  78.74               --                 --           --        (18.61)%
         Highest contract charge 1.45% Class B (a)     $  77.98               --                 --           --        (19.36)%
         All contract charges                                --              125           $  9,802           --            --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 128.70               --                 --          --           13.01%
         Highest contract charge 1.45% Class B (a)     $ 122.68               --                 --          --           11.94%
         All contract charges                                --              162            $20,110        0.60%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 113.89               --                 --          --            6.20%
         Highest contract charge 1.45% Class B (a)     $ 109.60               --                 --          --            5.18%
         All contract charges                                --              175            $19,342        0.80%             --
  2004   Lowest contract charge 0.50% Class B (a)      $ 107.24               --                 --          --            9.13%
         Highest contract charge 1.45% Class B (a)     $ 104.20               --                 --          --            8.08%
         All contract charges                                --              178            $18,705        2.30%             --
  2003   Lowest contract charge 0.50% Class B (a)      $  98.27               --                 --          --           27.49%
         Highest contract charge 1.45% Class B (a)     $  96.40               --                 --          --           26.28%
         All contract charges                                --              168            $16,352        0.16%             --
  2002   Lowest contract charge 0.50% Class B (a)      $  77.08               --                 --          --          (22.63)%
         Highest contract charge 1.45% Class B (a)     $  76.34               --                 --          --          (23.35)%
         All contract charges                                --              124            $ 9,465        0.36%             --
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 100.59               --                 --          --          ( 0.39)%
         Highest contract charge 1.45% Class B (a)     $  95.88               --                 --          --          ( 1.34)%
         All contract charges                                --              383            $37,071          --              --
  2005   Lowest contract charge 0.50% Class B (a)      $ 100.98               --                 --          --            6.95%
         Highest contract charge 1.45% Class B (a)     $  97.18               --                 --          --            5.94%
         All contract charges                                --              388            $38,002          --              --
  2004   Lowest contract charge 0.50% Class B (a)      $  94.42               --                 --          --            6.13%
         Highest contract charge 1.45% Class B (a)     $  91.74               --                 --          --            5.12%
         All contract charges                                --              379            $35,019          --              --
  2003   Lowest contract charge 0.50% Class B (a)      $  88.96               --                 --          --           29.97%
         Highest contract charge 1.45% Class B (a)     $  87.27               --                 --          --           28.74%
         All contract charges                                --              320            $28,129          --              --
  2002   Lowest contract charge 0.50% Class B (a)      $  68.45               --                 --          --          (30.05)%
         Highest contract charge 1.45% Class B (a)     $  67.79               --                 --          --          (30.70)%
         All contract charges                                --              204            $13,852          --              --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 149.85               --                 --          --           18.73%
         Highest contract charge 1.45% Class B (a)     $ 142.84               --                 --          --           17.60%
         All contract charges                                --              457            $65,936        2.93%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 126.22               --                 --          --            6.56%
         Highest contract charge 1.45% Class B (a)     $ 121.47               --                 --          --            5.55%
         All contract charges                                --              371            $45,368        3.03%             --
  2004   Lowest contract charge 0.50% Class B (a)      $ 118.45               --                 --          --           13.85%
         Highest contract charge 1.45% Class B (a)     $ 115.08               --                 --          --           12.77%
         All contract charges                                --              295            $34,179        5.97%             --
  2003   Lowest contract charge 0.50% Class B (a)      $ 104.03               --                 --          --           30.43%
         Highest contract charge 1.45% Class B (a)     $ 102.05               --                 --          --           29.18%
         All contract charges                                --              235            $24,068        2.33%             --
  2002   Lowest contract charge 0.50% Class B (a)      $  79.76               --                 --          --          (18.88)%
         Highest contract charge 1.45% Class B (a)     $  79.00               --                 --          --          (19.62)%
         All contract charges                                --              182            $14,348        0.70%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 114.09              --                 --            --          9.07%
         Highest contract charge 1.45% Class B (a)     $ 108.75              --                 --            --          8.03%
         All contract charges                                --             753           $ 82,924          0.51%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 104.60              --                 --            --          7.85%
         Highest contract charge 1.45% Class B (a)     $ 100.66              --                 --            --          6.81%
         All contract charges                                --             768           $ 78,075          1.61%           --
  2004   Lowest contract charge 0.50% Class B (a)      $  96.99              --                 --            --         11.17%
         Highest contract charge 1.45% Class B (a)     $  94.24              --                 --            --         10.11%
         All contract charges                                --             753           $ 71,596          1.57%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  87.24              --                 --            --         39.52%
         Highest contract charge 1.45% Class B (a)     $  85.59              --                 --            --         38.20%
         All contract charges                                --             592           $ 50,875          1.63%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  62.53              --                 --            --        (36.57)%
         Highest contract charge 1.45% Class B (a)     $  61.93              --                 --            --        (37.15)%
         All contract charges                                --             300           $ 18,611            --            --
AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 145.32              --                 --            --         14.16%
         Highest contract charge 1.45% Class B (a)     $ 138.52              --                 --            --         13.07%
         All contract charges                                --             539           $ 75,665          1.69%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 127.30              --                 --            --          6.81%
         Highest contract charge 1.45% Class B (a)     $ 122.51              --                 --            --          5.79%
         All contract charges                                --             544           $ 67,218          6.80%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 119.18              --                 --            --         14.61%
         Highest contract charge 1.45% Class B (a)     $ 115.80              --                 --            --         13.52%
         All contract charges                                --             588           $ 68,546          3.78%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 103.99              --                 --            --         39.90%
         Highest contract charge 1.45% Class B (a)     $ 102.01              --                 --            --         38.56%
         All contract charges                                --             456           $ 46,680          0.35%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  74.33              --                 --            --        (23.60)%
         Highest contract charge 1.45% Class B (a)     $  73.62              --                 --            --        (24.31)%
         All contract charges                                --             285           $ 21,008            --            --
AXA Premier VIP Technology (k)
------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 110.62              --                 --            --          6.76%
         Highest contract charge 1.45% Class B (a)     $ 105.44              --                 --            --          5.74%
         All contract charges                                --           1,063           $113,046            --            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 103.61              --                 --            --         10.71%
         Highest contract charge 1.45% Class B (a)     $  99.71              --                 --            --          9.66%
         All contract charges                                --           1,135           $113,949            --            --
  2004   Lowest contract charge 0.50% Class B (a)      $  93.59              --                 --            --          4.46%
         Highest contract charge 1.45% Class B (a)     $  90.93              --                 --            --          3.47%
         All contract charges                                --           1,266           $115,943          1.03%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  89.59              --                 --            --         56.84%
         Highest contract charge 1.45% Class B (a)     $  87.89              --                 --            --         55.36%
         All contract charges                                --             268           $ 23,642          4.48%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  57.12              --                 --            --        (43.99)%
         Highest contract charge 1.45% Class B (a)     $  56.57              --                 --            --        (44.51)%
         All contract charges                                --              66           $  3,753            --            --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.49%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 104.17              --                 --           --           4.17%
         Highest contract charge 1.49% Class A         $ 374.77              --                 --           --           9.64%
         All contract charges                                --          11,209         $3,969,805         1.39%            --
  2005   Lowest contract charge 0.74% Class A          $ 453.40              --                 --           --           4.05%
         Highest contract charge 1.49% Class A         $ 341.80              --                 --           --           3.26%
         All contract charges                                --          12,984         $4,188,857         1.03%            --
  2004   Lowest contract charge 0.74% Class A          $ 435.75              --                 --           --          12.98%
         Highest contract charge 1.49% Class A         $ 331.00              --                 --           --          14.12%
         All contract charges                                --          14,653         $4,588,775         1.19%            --
  2003   Lowest contract charge 0.74% Class A          $ 382.75              --                 --           --          49.21%
         Highest contract charge 1.49% Class A         $ 292.96              --                 --           --          48.08%
         All contract charges                                --          16,027         $4,423,904         1.77%            --
  2002   Lowest contract charge 0.74% Class A          $ 256.52              --                 --           --         (33.51)%
         Highest contract charge 1.49% Class A         $ 197.84              --                 --           --         (34.01)%
         All contract charges                                --          17,309         $3,226,657         0.05%            --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 102.09              --                 --           --          10.14%
         Highest contract charge 1.30% Class B (q)     $ 103.98              --                 --           --           3.98%
         All contract charges                                --           1,669         $  190,449         1.39%            --
  2005   Lowest contract charge 0.50% Class B (a)      $  92.69              --                 --           --           3.79%
         Highest contract charge 1.20% Class B         $ 107.24              --                 --           --           3.05%
         All contract charges                                --           1,776         $  185,056         1.03%            --
  2004   Lowest contract charge 0.50% Class B (a)      $  89.31              --                 --           --          13.55%
         Highest contract charge 1.20% Class B         $ 104.06              --                 --           --          12.75%
         All contract charges                                --           1,725         $  174,349         1.19%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  78.66              --                 --           --          48.80%
         Highest contract charge 1.20% Class B         $  92.29              --                 --           --          47.76%
         All contract charges                                --           1,502         $  134,406         1.77%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  52.86              --                 --           --         (31.23)%
         Highest contract charge 1.20% Class B         $  62.46              --                 --           --         (34.13)%
         All contract charges                                --           1,321         $   79,564         0.05%            --
EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 104.53              --                 --           --           4.53%
         Highest contract charge 1.45% Class A         $ 170.51              --                 --           --          17.12%
         All contract charges                                --           2,838         $1,013,702         1.56%            --
  2005   Lowest contract charge 0.90% Class A (j)      $ 256.76              --                 --           --           4.82%
         Highest contract charge 1.45% Class A         $ 145.58              --                 --           --           4.24%
         All contract charges                                --           3,119         $  950,349         1.22%            --
  2004   Lowest contract charge 0.90% Class A (j)      $ 244.96              --                 --           --          11.66%
         Highest contract charge 1.45% Class A         $ 139.67              --                 --           --          11.04%
         All contract charges                                --           3,337         $  974,792         1.66%            --
  2003   Lowest contract charge 0.90% Class A (j)      $ 219.38              --                 --           --          29.57%
         Highest contract charge 1.45% Class A         $ 125.78              --                 --           --          28.86%
         All contract charges                                --           3,487         $  916,213         1.33%            --
  2002   Lowest contract charge 1.34% Class A          $ 204.07              --                 --           --         (22.12)%
         Highest contract charge 1.45% Class A         $  97.61              --                 --           --         (22.21)%
         All contract charges                                --           3,693         $  752,928         1.32%            --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 135.51               --                 --           --         17.95%
         Highest contract charge 1.30% Class B (q)     $ 104.34               --                 --           --          4.34%
         All contract charges                                --              967           $159,512         1.56%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 114.88               --                 --           --          4.97%
         Highest contract charge 1.20% Class B         $ 145.60               --                 --           --          4.24%
         All contract charges                                --            1,039           $146,056         1.22%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 109.44               --                 --           --         11.83%
         Highest contract charge 1.20% Class B         $ 139.68               --                 --           --         11.04%
         All contract charges                                --            1,051           $141,085         1.66%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  97.86               --                 --           --         29.77%
         Highest contract charge 1.20% Class B         $ 125.79               --                 --           --         28.86%
         All contract charges                                --              964           $116,498         1.33%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  75.41               --                 --           --        (20.14)%
         Highest contract charge 1.20% Class B         $  97.62               --                 --           --        (22.21)%
         All contract charges                                --              923           $ 86,144         1.32%           --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 100.44               --                 --           --          0.44%
         Highest contract charge 1.45% Class A         $ 129.92               --                 --           --          1.89%
         All contract charges                                --              586           $ 91,303         4.00%           --
  2005   Lowest contract charge 0.74% Class A          $  78.01               --                 --           --          1.04%
         Highest contract charge 1.45% Class A         $ 127.51               --                 --           --          0.02%
         All contract charges                                --              670           $102,507         3.48%           --
  2004   Lowest contract charge 0.74% Class A          $  77.21               --                 --           --          1.74%
         Highest contract charge 1.45% Class A         $ 127.48               --                 --           --          0.71%
         All contract charges                                --              768           $117,435         3.04%           --
  2003   Lowest contract charge 0.74% Class A          $  75.89               --                 --           --          1.95%
         Highest contract charge 1.45% Class A         $ 126.58               --                 --           --          0.91%
         All contract charges                                --              892           $135,637         3.66%           --
  2002   Lowest contract charge 0.74% Class A          $  74.44               --                 --           --          8.41%
         Highest contract charge 1.45% Class A         $ 125.44               --                 --           --          7.28%
         All contract charges                                --            1,033           $155,586         5.39%           --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 128.11               --                 --           --          2.61%
         Highest contract charge 1.30% Class B (q)     $ 100.25               --                 --           --          0.25%
         All contract charges                                --              254           $ 32,922         4.00%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 124.85               --                 --           --          0.74%
         Highest contract charge 1.20% Class B         $ 127.54               --                 --           --          0.03%
         All contract charges                                --              276           $ 35,253         3.48%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 123.94               --                 --           --          1.43%
         Highest contract charge 1.20% Class B         $ 127.50               --                 --           --          0.72%
         All contract charges                                --              293           $ 37,422         3.04%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 122.19               --                 --           --          1.63%
         Highest contract charge 1.20% Class B         $ 126.60               --                 --           --          0.91%
         All contract charges                                --              331           $ 41,782         3.66%           --
  2002   Lowest contract charge 0.50% Class B (a)      $ 120.24               --                 --           --          7.02%
         Highest contract charge 1.20% Class B         $ 125.45               --                 --           --          7.29%
         All contract charges                                --              339           $ 42,385         5.39%           --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein International (h)(f)
-----------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 105.97               --                 --           --          5.97%
         Highest contract charge 1.45% Class A         $ 140.03               --                 --           --         22.03%
         All contract charges                                --            4,389           $784,767         1.65%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 147.18               --                 --           --         14.55%
         Highest contract charge 1.45% Class A         $ 114.75               --                 --           --         13.91%
         All contract charges                                --            4,512           $660,373         1.71%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 128.49               --                 --           --         17.40%
         Highest contract charge 1.45% Class A         $ 100.74               --                 --           --         16.75%
         All contract charges                                --            4,746           $609,069         2.09%           --
  2003   Lowest contract charge 0.90% Class A (j)      $ 109.44               --                 --           --         34.22%
         Highest contract charge 1.45% Class A         $  86.29               --                 --           --         33.47%
         All contract charges                                --            5,029           $552,311         1.99%           --
  2002   Lowest contract charge 1.34% Class A          $  82.20               --                 --           --        (11.11)%
         Highest contract charge 1.45% Class A         $  64.65               --                 --           --        (11.21)%
         All contract charges                                --            5,501           $452,054           --            --
EQ/AllianceBernstein International (h)(f)
-----------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 140.38               --                 --           --         22.90%
         Highest contract charge 1.30% Class B (q)     $ 105.78               --                 --           --          5.78%
         All contract charges                                --              728           $102,893         1.65%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 114.22               --                 --           --         14.72%
         Highest contract charge 1.20% Class B         $ 114.63               --                 --           --         13.91%
         All contract charges                                --              651           $ 75,257         1.71%           --
  2004   Lowest contract charge 0.50% Class B (a)      $  99.56               --                 --           --         17.58%
         Highest contract charge 1.20% Class B         $ 100.63               --                 --           --         16.76%
         All contract charges                                --              565           $ 57,320         2.09%           --
  2003   Lowest contract charge 0.50% Class B (a)      $  84.67               --                 --           --         34.51%
         Highest contract charge 1.20% Class B         $  86.19               --                 --           --         33.56%
         All contract charges                                --              523           $ 45,436         1.99%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  62.95               --                 --           --        ( 9.35)%
         Highest contract charge 1.20% Class B         $  64.53               --                 --           --        (11.19)%
         All contract charges                                --              469           $ 30,424           --            --
EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $  66.16               --                 --           --        ( 1.04)%
         Highest contract charge 1.45% Class B         $  68.47               --                 --           --        ( 1.98)%
         All contract charges                                --            2,111           $146,204           --            --
  2005   Lowest contract charge 0.50% Class B (a)      $  66.85               --                 --           --         14.35%
         Highest contract charge 1.45% Class B         $  69.86               --                 --           --         13.27%
         All contract charges                                --            2,304           $162,638           --            --
  2004   Lowest contract charge 0.50% Class B (a)      $  58.46               --                 --           --          7.84%
         Highest contract charge 1.45% Class B         $  61.67               --                 --           --          6.81%
         All contract charges                                --            2,548           $158,455           --            --
  2003   Lowest contract charge 0.50% Class B (a)      $  54.21               --                 --           --         22.58%
         Highest contract charge 1.45% Class B         $  57.74               --                 --           --         21.41%
         All contract charges                                --            2,878           $167,285           --            --
  2002   Lowest contract charge 0.50% Class B (a)      $  44.22               --                 --           --        (29.15)%
         Highest contract charge 1.45% Class B         $  47.56               --                 --           --        (32.15)%
         All contract charges                                --            3,095           $148,022           --            --


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 100.81               --                 --           --         (0.81)%
         Highest contract charge 1.45% Class A         $ 135.31               --                 --           --          2.58%
         All contract charges                                --              694           $119,214         4.01%           --
  2005   Lowest contract charge 0.90% Class A (j)      $ 164.70               --                 --           --          1.34%
         Highest contract charge 1.45% Class A         $ 131.90               --                 --           --          0.78%
         All contract charges                                --              753           $125,885         3.89%           --
  2004   Lowest contract charge 0.90% Class A (j)      $ 162.53               --                 --           --          3.07%
         Highest contract charge 1.45% Class A         $ 130.89               --                 --           --          2.50%
         All contract charges                                --              795           $131,674         3.87%           --
  2003   Lowest contract charge 0.90% Class A (j)      $ 157.69               --                 --           --          2.87%
         Highest contract charge 1.45% Class A         $ 127.69               --                 --           --          2.29%
         All contract charges                                --              889           $143,533         2.68%           --
  2002   Lowest contract charge 1.34% Class A          $ 157.39               --                 --           --          6.49%
         Highest contract charge 1.45% Class A         $ 124.83               --                 --           --          6.38%
         All contract charges                                --            1,015           $160,021         4.01%           --
EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 134.25               --                 --           --          3.30%
         Highest contract charge 1.30% Class B (q)     $ 100.62               --                 --           --          0.62%
         All contract charges                                --              246           $ 33,382         4.01%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 129.96               --                 --           --          1.49%
         Highest contract charge 1.20% Class B         $ 131.99               --                 --           --          0.78%
         All contract charges                                --              256           $ 33,894         3.89%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 128.05               --                 --           --          3.23%
         Highest contract charge 1.20% Class B         $ 130.97               --                 --           --          2.50%
         All contract charges                                --              261           $ 34,083         3.87%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 124.04               --                 --           --          3.02%
         Highest contract charge 1.20% Class B         $ 127.77               --                 --           --          2.30%
         All contract charges                                --              274           $ 34,954         2.68%           --
  2002   Lowest contract charge 0.50% Class B (a)      $ 120.40               --                 --           --          5.93%
         Highest contract charge 1.20% Class B         $ 124.90               --                 --           --          6.37%
         All contract charges                                --              292           $ 36,469         4.01%           --
EQ/AllianceBernstein Small Cap Growth (c)
-----------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 103.84               --                 --           --          3.84%
         Highest contract charge 1.45% Class A         $ 135.25               --                 --           --          7.68%
         All contract charges                                --            1,694           $315,326           --            --
  2005   Lowest contract charge 0.90% Class A (j)      $ 179.44               --                 --           --         10.78%
         Highest contract charge 1.45% Class A         $ 125.60               --                 --           --         10.17%
         All contract charges                                --            1,836           $316,938           --            --
  2004   Lowest contract charge 0.90% Class A (j)      $ 161.98               --                 --           --         13.24%
         Highest contract charge 1.45% Class A         $ 114.00               --                 --           --         12.61%
         All contract charges                                --            1,990           $311,435           --            --
  2003   Lowest contract charge 0.90% Class A (j)      $ 143.04               --                 --           --         40.02%
         Highest contract charge 1.45% Class A         $ 101.24               --                 --           --         39.23%
         All contract charges                                --            2,070           $287,364           --            --
  2002   Lowest contract charge 1.34% Class A          $  99.61               --                 --           --        (31.02)%
         Highest contract charge 1.45% Class A         $  72.71               --                 --           --        (31.09)%
         All contract charges                                --            2,062           $205,395           --            --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Small Cap Growth (c)
-----------------------------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 100.58               --                 --           --          8.46%
         Highest contract charge 1.30% Class B (q)     $ 103.66               --                 --           --          3.66%
         All contract charges                                --              392           $ 57,261           --            --
  2005   Lowest contract charge 0.50% Class B (a)      $  92.73               --                 --           --         10.94%
         Highest contract charge 1.20% Class B         $ 125.63               --                 --           --         10.17%
         All contract charges                                --              411           $ 55,659           --            --
  2004   Lowest contract charge 0.50% Class B (a)      $  83.58               --                 --           --         13.42%
         Highest contract charge 1.20% Class B         $ 114.03               --                 --           --         12.61%
         All contract charges                                --              408           $ 50,408           --            --
  2003   Lowest contract charge 0.50% Class B (a)      $  73.69               --                 --           --         40.24%
         Highest contract charge 1.20% Class B         $ 101.26               --                 --           --         39.24%
         All contract charges                                --              398           $ 43,568           --            --
  2002   Lowest contract charge 0.50% Class B (a)      $  52.55               --                 --           --        (29.03)%
         Highest contract charge 1.20% Class B         $  72.72               --                 --           --        (31.08)%
         All contract charges                                --              358           $ 28,243           --            --
EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 163.40               --                 --           --         20.78%
         Highest contract charge 1.45% Class B         $ 151.12               --                 --           --         19.63%
         All contract charges                                --            3,483           $500,340         1.68%           --
  2005   Lowest contract charge 0.50% Class B (a)      $ 135.28               --                 --           --          4.91%
         Highest contract charge 1.45% Class B         $ 126.32               --                 --           --          3.91%
         All contract charges                                --            3,103           $371,731         1.19%           --
  2004   Lowest contract charge 0.50% Class B (a)      $ 128.95               --                 --           --         13.44%
         Highest contract charge 1.45% Class B         $ 121.57               --                 --           --         11.80%
         All contract charges                                --            2,885           $331,846         1.41%           --
  2003   Lowest contract charge 0.50% Class B (a)      $ 114.24               --                 --           --         28.10%
         Highest contract charge 1.45% Class B         $ 108.74               --                 --           --         26.88%
         All contract charges                                --            2,551           $261,872         1.40%           --
  2002   Lowest contract charge 0.50% Class B (a)      $  89.18               --                 --           --        (13.16)%
         Highest contract charge 1.45% Class B         $  85.70               --                 --           --        (14.89)%
         All contract charges                                --            2,309           $186,392         1.38%           --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.45%
  2006   Lowest contract charge 0.50% Class B (n)      $ 114.85               --                 --           --         10.61%
         Highest contract charge 1.45% Class B (n)     $ 113.50               --                 --           --          9.55%
         All contract charges                                --               28           $  3,222         1.21%           --
  2005   Lowest contract charge 0.50% Class B (n)      $ 103.83               --                 --           --          3.83%
         Highest contract charge 1.45% Class B (n)     $ 103.60               --                 --           --          3.60%
         All contract charges                                --                6           $    589         0.65%           --
EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)      $ 110.97               --                 --           --          0.94%
         Highest contract charge 1.45% Class B (m)     $ 107.57               --                 --           --        ( 0.02)%
         All contract charges                                --               89           $  9,606         2.85%           --
  2005   Lowest contract charge 0.50% Class B (m)      $ 109.94               --                 --           --          6.97%
         Highest contract charge 1.45% Class B (m)     $ 107.59               --                 --           --          5.95%
         All contract charges                                --               77           $  8,297           --            --
  2004   Lowest contract charge 0.50% Class B (i)      $ 102.77               --                 --           --          3.11%
         Highest contract charge 1.45% Class B (i)     $ 101.55               --                 --           --          2.13%
         All contract charges                                --               16           $  1,704           --            --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2003   Lowest contract charge 0.50% Class B (i)     $  99.67               --                  --           --         (0.33)%
         Highest contract charge 1.45% Class B (i)    $  99.43               --                  --           --         (0.57)%
         All contract charges                               --                4             $   395           --            --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 130.62               --                  --           --         15.39%
         Highest contract charge 1.45% Class B (l)    $ 127.87               --                  --           --         14.29%
         All contract charges                               --              394             $50,720         2.44%           --
  2005   Lowest contract charge 0.50% Class B (l)     $ 113.20               --                  --           --          5.63%
         Highest contract charge 1.45% Class B (l)    $ 111.88               --                  --           --          4.62%
         All contract charges                               --              307             $34,416         2.12%           --
  2004   Lowest contract charge 0.50% Class B (l)     $ 107.17               --                  --           --          9.05%
         Highest contract charge 1.45% Class B (l)    $ 106.95               --                  --           --          8.85%
         All contract charges                               --               41             $ 4,334         4.19%           --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $  85.06               --                  --           --          4.70%
         Highest contract charge 1.45% Class B (a)    $ 116.25               --                  --           --          3.71%
         All contract charges                               --              185             $16,787           --            --
  2005   Lowest contract charge 0.50% Class B (a)     $  81.24               --                  --           --          8.20%
         Highest contract charge 1.45% Class B (a)    $ 112.09               --                  --           --          7.17%
         All contract charges                               --              156             $13,658           --            --
  2004   Lowest contract charge 0.50% Class B (a)     $  75.08               --                  --           --          3.07%
         Highest contract charge 1.45% Class B (a)    $ 104.60               --                  --           --          2.09%
         All contract charges                               --              128             $10,635           --            --
  2003   Lowest contract charge 0.50% Class B (a)     $  72.85               --                  --           --         27.31%
         Highest contract charge 1.45% Class B (a)    $ 102.46               --                  --           --         26.09%
         All contract charges                               --               96             $ 7,714           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  57.22               --                  --           --        (27.00)%
         Highest contract charge 1.45% Class B (a)    $  81.26               --                  --           --        (27.52)%
         All contract charges                               --               61             $ 3,909           --            --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $  69.30               --                  --           --          6.87%
         Highest contract charge 1.45% Class B (a)    $ 100.48               --                  --           --          5.85%
         All contract charges                               --              148             $11,178         0.20%           --
  2005   Lowest contract charge 0.50% Class B (a)     $  64.85               --                  --           --          4.58%
         Highest contract charge 1.45% Class B (a)    $  94.93               --                  --           --          3.59%
         All contract charges                               --               97             $ 6,904         0.21%           --
  2004   Lowest contract charge 0.50% Class B (a)     $  62.01               --                  --           --          5.01%
         Highest contract charge 1.45% Class B (a)    $  91.64               --                  --           --          4.00%
         All contract charges                               --               69             $ 4,814         0.57%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  59.05               --                  --           --         23.33%
         Highest contract charge 1.45% Class B (a)    $  88.12               --                  --           --         22.16%
         All contract charges                               --               62             $ 4,010         0.16%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  47.88               --                  --           --        (25.82)%
         Highest contract charge 1.45% Class B (a)    $  72.13               --                  --           --        (27.41)%
         All contract charges                               --               32             $ 1,722         0.22%           --
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 127.17               --                  --           --         18.65%
         Highest contract charge 1.45% Class B (a)    $ 166.28               --                  --           --         17.52%
         All contract charges                               --              714             $98,514         1.40%           --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Capital Guardian International (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B (a)      $ 107.18              --                 --           --          16.54%
         Highest contract charge 1.45% Class B (a)     $ 141.49              --                 --           --          15.43%
         All contract charges                                --             588           $ 69,010         1.61%            --
  2004   Lowest contract charge 0.50% Class B (a)      $  91.97              --                 --           --          13.04%
         Highest contract charge 1.45% Class B (a)     $ 122.57              --                 --           --          11.97%
         All contract charges                                --             436           $ 44,312         1.74%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  81.36              --                 --           --          31.97%
         Highest contract charge 1.45% Class B (a)     $ 109.47              --                 --           --          30.70%
         All contract charges                                --             230           $ 20,780         1.64%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  61.65              --                 --           --         (14.59)%
         Highest contract charge 1.45% Class B (a)     $  83.76              --                 --           --         (16.28)%
         All contract charges                                --              82           $  5,617         2.20%            --
EQ/Capital Guardian Research (e)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 125.42              --                 --           --          11.50%
         Highest contract charge 1.45% Class B         $ 130.57              --                 --           --          10.43%
         All contract charges                                --           1,154           $152,378         0.55%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 112.49              --                 --           --           5.52%
         Highest contract charge 1.45% Class B         $ 118.23              --                 --           --           4.52%
         All contract charges                                --           1,259           $150,283         0.54%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 106.60              --                 --           --          10.35%
         Highest contract charge 1.45% Class B         $ 113.12              --                 --           --           9.30%
         All contract charges                                --           1,374           $156,747         0.62%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  96.60              --                 --           --          30.84%
         Highest contract charge 1.45% Class B         $ 103.50              --                 --           --          29.58%
         All contract charges                                --           1,433           $149,248         0.43%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  73.83              --                 --           --         (22.82)%
         Highest contract charge 1.45% Class B         $  79.87              --                 --           --         (25.76)%
         All contract charges                                --           1,445           $115,919         0.50%            --
EQ/Capital Guardian U.S. Equity (b)
-----------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 126.84              --                 --           --           9.41%
         Highest contract charge 1.45% Class B         $ 123.48              --                 --           --           8.37%
         All contract charges                                --           1,021           $127,850         1.27%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 115.93              --                 --           --           5.43%
         Highest contract charge 1.45% Class B         $ 113.95              --                 --           --           4.43%
         All contract charges                                --           1,003           $115,650         0.55%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 109.96              --                 --           --           8.78%
         Highest contract charge 1.45% Class B         $ 109.11              --                 --           --           7.74%
         All contract charges                                --             937           $103,281         0.51%            --
  2003   Lowest contract charge 0.50% Class B (a)      $ 101.08              --                 --           --          35.72%
         Highest contract charge 1.45% Class B         $ 101.27              --                 --           --          34.42%
         All contract charges                                --             761           $ 77,522         0.35%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  74.48              --                 --           --         (22.46)%
         Highest contract charge 1.45% Class B         $  75.34              --                 --           --         (24.78)%
         All contract charges                                --             473           $ 35,863         0.59%            --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)      $ 112.32              --                 --           --           7.42%
         Highest contract charge 1.45% Class B (m)     $ 110.55              --                 --           --           6.40%
         All contract charges                                --             145           $ 16,051         8.15%            --
  2005   Lowest contract charge 0.50% Class B (m)      $ 104.56              --                 --           --           4.56%
         Highest contract charge 1.45% Class B (m)     $ 103.90              --                 --           --           3.90%
         All contract charges                                --              51           $  5,355        16.21%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Davis New York Venture
--------------------------
         Unit Value 0.50% to 1.35%*
  2006   Lowest contract charge 0.50% Class B (o)      $ 108.76               --                 --          --           8.76%
         Highest contract charge 1.35% Class B (o)     $ 108.47               --                 --          --           8.47%
         All contract charges                                --                3           $    331        0.96%            --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class A (q)      $ 103.22               --                 --          --           3.22%
         Highest contract charge 1.45% Class A         $ 117.65               --                 --          --          13.71%
         All contract charges                                --            3,024           $934,535        1.75%            --
  2005   Lowest contract charge 0.90% Class A (j)      $ 197.59               --                 --          --           3.72%
         Highest contract charge 1.45% Class A         $ 103.47               --                 --          --           3.15%
         All contract charges                                --            3,339           $909,007        1.53%            --
  2004   Lowest contract charge 0.90% Class A (j)      $ 190.50               --                 --          --           9.51%
         Highest contract charge 1.45% Class A         $ 100.31               --                 --          --           8.91%
         All contract charges                                --            3,638           $957,647        1.66%            --
  2003   Lowest contract charge 0.90% Class A (j)      $ 173.95               --                 --          --          26.99%
         Highest contract charge 1.45% Class A         $  92.10               --                 --          --          26.29%
         All contract charges                                --            3,812           $921,012        1.53%            --
  2002   Lowest contract charge 1.34% Class A          $ 191.65               --                 --          --         (23.23)%
         Highest contract charge 1.45% Class A         $  72.93               --                 --          --         (23.32)%
         All contract charges                                --            3,939           $753,523        1.07%            --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 103.33               --                 --          --          14.52%
         Highest contract charge 1.30% Class B (q)     $ 103.03               --                 --          --           3.03%
         All contract charges                                --              894           $102,360        1.75%            --
  2005   Lowest contract charge 0.50% Class B (a)      $  90.23               --                 --          --           3.88%
         Highest contract charge 1.20% Class B         $ 103.49               --                 --          --           3.15%
         All contract charges                                --              907           $ 91,189        1.53%            --
  2004   Lowest contract charge 0.50% Class B (a)      $  86.86               --                 --          --           9.68%
         Highest contract charge 1.20% Class B         $ 100.33               --                 --          --           8.91%
         All contract charges                                --              860           $ 83,780        1.66%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  79.19               --                 --          --          27.18%
         Highest contract charge 1.20% Class B         $  92.12               --                 --          --          26.30%
         All contract charges                                --              740           $ 66,130        1.53%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  62.27               --                 --          --         (22.13)%
         Highest contract charge 1.20% Class B         $  72.94               --                 --          --         (23.32)%
         All contract charges                                --              641           $ 45,105        1.07%            --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.45%
  2006   Lowest contract charge 0.50% Class B (n)      $ 100.53               --                 --          --           2.90%
         Highest contract charge 1.45% Class B (n)     $  99.34               --                 --          --           1.92%
         All contract charges                                --               77           $  7,685        0.47%            --
  2005   Lowest contract charge 0.50% Class B (n)      $  97.69               --                 --          --         ( 2.31)%
         Highest contract charge 1.45% Class B (n)     $  97.47               --                 --          --         ( 2.53)%
         All contract charges                                --                5           $    503          --             --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $  90.42               --                 --          --           5.34%
         Highest contract charge 1.45% Class B         $  87.18               --                 --          --           4.34%
         All contract charges                                --              257           $ 22,739        2.11%            --
  2005   Lowest contract charge 0.50% Class B (a)      $  85.83               --                 --          --           3.44%
         Highest contract charge 1.45% Class B         $  83.56               --                 --          --           2.46%
         All contract charges                                --              288           $ 24,388        0.04%            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Evergreen Omega (Continued)
------------------------------
  2004   Lowest contract charge 0.50% Class B (a)     $  82.98                --                 --           --          6.51%
         Highest contract charge 1.45% Class B        $  81.56                --                 --           --          5.49%
         All contract charges                               --               298           $ 24,676         0.35%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  77.91                --                 --           --         37.51%
         Highest contract charge 1.45% Class B        $  77.31                --                 --           --         36.21%
         All contract charges                               --               168           $ 12,964           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  56.66                --                 --           --        (22.68)%
         Highest contract charge 1.45% Class B        $  56.76                --                 --           --        (25.12)%
         All contract charges                               --                79           $  4,434           --            --
EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 138.97                --                 --           --         10.97%
         Highest contract charge 1.45% Class B        $ 127.77                --                 --           --          9.91%
         All contract charges                               --             2,461           $318,026         3.32%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 125.23                --                 --           --          5.83%
         Highest contract charge 1.45% Class B        $ 116.25                --                 --           --          4.83%
         All contract charges                               --             2,266           $265,901         7.70%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 118.33                --                 --           --         15.45%
         Highest contract charge 1.45% Class B        $ 110.90                --                 --           --         14.35%
         All contract charges                               --             1,999           $223,196         2.47%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 102.49                --                 --           --         42.89%
         Highest contract charge 1.45% Class B        $  96.98                --                 --           --         41.52%
         All contract charges                               --             1,577           $153,931           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  71.73                --                 --           --        (15.36)%
         Highest contract charge 1.45% Class B        $  68.53                --                 --           --        (19.65)%
         All contract charges                               --             1,061           $ 73,034         0.02%           --
EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 183.59                --                 --           --         11.92%
         Highest contract charge 1.45% Class B        $ 137.53                --                 --           --         10.86%
         All contract charges                               --             2,889           $493,560         0.31%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 164.04                --                 --           --         10.77%
         Highest contract charge 1.45% Class B        $ 124.06                --                 --           --          9.71%
         All contract charges                               --             2,900           $446,196         4.74%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 148.09                --                 --           --         17.26%
         Highest contract charge 1.45% Class B        $ 113.08                --                 --           --         16.14%
         All contract charges                               --             2,707           $379,449         2.57%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 126.30                --                 --           --         32.60%
         Highest contract charge 1.45% Class B        $  97.37                --                 --           --         31.33%
         All contract charges                               --             2,510           $303,154         0.40%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  95.25                --                 --           --        (13.55)%
         Highest contract charge 1.45% Class B        $  74.14                --                 --           --        (15.94)%
         All contract charges                               --             2,329           $214,099         0.57%           --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 104.56                --                 --           --          4.56%
         Highest contract charge 1.45% Class B (o)    $ 104.26                --                 --           --          4.26%
         All contract charges                               --               122           $ 12,767         2.55%           --
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 108.50                --                 --           --          8.50%
         Highest contract charge 1.45% Class B (o)    $ 108.18                --                 --           --          8.18%
         All contract charges                               --                11           $  1,216         0.58%           --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B          $ 117.94               --                 --          --          11.65%
         Highest contract charge 1.45% Class B         $ 116.08               --                 --          --          10.58%
         All contract charges                                --               65           $  7,591        6.42%            --
  2005   Lowest contract charge 0.50% Class B          $ 105.64               --                 --          --           5.64%
         Highest contract charge 1.45% Class B         $ 104.97               --                 --          --           4.97%
         All contract charges                                --               23           $  2,512        4.96%            --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)      $ 139.23               --                 --          --          18.24%
         Highest contract charge 1.45% Class B (l)     $ 136.30               --                 --          --          17.12%
         All contract charges                                --              484           $ 66,227        1.54%            --
  2005   Lowest contract charge 0.50% Class B (l)      $ 117.75               --                 --          --           3.80%
         Highest contract charge 1.45% Class B (l)     $ 116.38               --                 --          --           2.81%
         All contract charges                                --              341           $ 39,738        0.98%            --
  2004   Lowest contract charge 0.50% Class B (l)      $ 113.44               --                 --          --          13.51%
         Highest contract charge 1.45% Class B (l)     $ 113.20               --                 --          --          13.31%
         All contract charges                                --               47           $  5,219        0.43%            --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)      $ 144.57               --                 --          --          25.01%
         Highest contract charge 1.45% Class B (m)     $ 142.29               --                 --          --          23.82%
         All contract charges                                --               88           $ 12,581        1.19%            --
  2005   Lowest contract charge 0.50% Class B (m)      $ 115.64               --                 --          --          15.64%
         Highest contract charge 1.45% Class B (m)     $ 114.91               --                 --          --          14.91%
         All contract charges                                --               19           $  2,170        1.92%            --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $  71.61               --                 --          --           0.68%
         Highest contract charge 1.45% Class B         $  63.24               --                 --          --          (0.28)%
         All contract charges                                --            1,131           $ 72,315          --             --
  2005   Lowest contract charge 0.50% Class B (a)      $  71.12               --                 --          --           6.76%
         Highest contract charge 1.45% Class B         $  63.41               --                 --          --           5.74%
         All contract charges                                --            1,144           $ 73,252          --             --
  2004   Lowest contract charge 0.50% Class B (a)      $  66.62               --                 --          --          11.59%
         Highest contract charge 1.45% Class B         $  59.97               --                 --          --          10.52%
         All contract charges                                --            1,078           $ 65,101        0.26%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  59.71               --                 --          --          25.22%
         Highest contract charge 1.45% Class B         $  54.27               --                 --          --          24.03%
         All contract charges                                --            1,000           $ 54,626          --             --
  2002   Lowest contract charge 0.50% Class B (a)      $  47.68               --                 --          --         (30.06)%
         Highest contract charge 1.45% Class B         $  43.75               --                 --          --         (31.32)%
         All contract charges                                --              864           $ 37,973          --             --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 121.18               --                 --          --           3.54%
         Highest contract charge 1.45% Class B (a)     $ 115.42               --                 --          --           2.56%
         All contract charges                                --            1,009           $117,710        4.54%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 117.03               --                 --          --           1.70%
         Highest contract charge 1.45% Class B (a)     $ 112.55               --                 --          --           0.74%
         All contract charges                                --              891           $101,135        3.93%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 115.07               --                 --          --           3.58%
         Highest contract charge 1.45% Class B (a)     $ 111.72               --                 --          --           2.59%
         All contract charges                                --              627           $ 70,510        4.57%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/JPMorgan Core Bond (Continued)
---------------------------------
  2003   Lowest contract charge 0.50% Class B (a)      $ 111.09               --                 --          --           2.85%
         Highest contract charge 1.45% Class B (a)     $ 108.90               --                 --          --           1.87%
         All contract charges                                --              468            $51,312        3.72%            --
  2002   Lowest contract charge 0.50% Class B (a)      $ 108.01               --                 --          --           7.52%
         Highest contract charge 1.45% Class B (a)     $ 106.90               --                 --          --           6.52%
         All contract charges                                --              291            $31,127       10.10%            --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 134.61               --                 --          --          19.78%
         Highest contract charge 1.45% Class B         $ 124.95               --                 --          --          18.64%
         All contract charges                                --              445            $68,748        4.40%            --
  2005   Lowest contract charge 0.50% Class B (a)      $ 112.39               --                 --          --           3.40%
         Highest contract charge 1.45% Class B         $ 105.33               --                 --          --           2.42%
         All contract charges                                --              466            $60,726        1.51%            --
  2004   Lowest contract charge 0.50% Class B (a)      $ 108.69               --                 --          --          10.33%
         Highest contract charge 1.45% Class B         $ 102.84               --                 --          --           9.27%
         All contract charges                                --              497            $63,509        1.28%            --
  2003   Lowest contract charge 0.50% Class B (a)      $  98.51               --                 --          --          26.18%
         Highest contract charge 1.45% Class B         $  94.11               --                 --          --          24.98%
         All contract charges                                --              530            $61,883        1.35%            --
  2002   Lowest contract charge 0.50% Class B (a)      $  78.07               --                 --          --         (18.47)%
         Highest contract charge 1.45% Class B         $  75.30               --                 --          --         (20.23)%
         All contract charges                                --              563            $52,829        1.30%            --
EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.45%
  2006   Lowest contract charge 0.50% Class B (n)      $ 113.34               --                 --          --           6.30%
         Highest contract charge 1.45% Class B (n)     $ 112.00               --                 --          --           5.29%
         All contract charges                                --              168            $18,866        0.05%            --
  2005   Lowest contract charge 0.50% Class B (n)      $ 106.62               --                 --          --           6.62%
         Highest contract charge 1.45% Class B (n)     $ 106.38               --                 --          --           6.38%
         All contract charges                                --               20            $ 2,150        0.14%            --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 101.88               --                 --          --           1.31%
         Highest contract charge 1.45% Class B (n)     $ 100.27               --                 --          --           0.35%
         All contract charges                                --              176            $17,749        4.74%            --
  2005   Lowest contract charge 0.50% Class B (n)      $ 100.56               --                 --          --           0.56%
         Highest contract charge 1.45% Class B (n)     $  99.92               --                 --          --          (0.08)%
         All contract charges                                --              105            $10,485        5.11%            --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 124.31               --                 --          --          16.63%
         Highest contract charge 1.45% Class B (n)     $ 122.34               --                 --          --          15.51%
         All contract charges                                --               95            $11,695        1.50%            --
  2005   Lowest contract charge 0.50% Class B (n)      $ 106.59               --                 --          --           6.59%
         Highest contract charge 1.45% Class B (n)     $ 105.91               --                 --          --           5.91%
         All contract charges                                --               16            $ 1,731        1.68%            --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 119.10               --                 --          --          12.13%
         Highest contract charge 1.45% Class B (n)     $ 117.21               --                 --          --          11.06%
         All contract charges                                --               35            $ 4,131        1.24%            --


                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Lord Abbett Large Cap Core (Continued)
-----------------------------------------
  2005   Lowest contract charge 0.50% Class B (n)      $ 106.21               --                 --          --            6.21%
         Highest contract charge 1.45% Class B (n)     $ 105.54               --                 --          --            8.09%
         All contract charges                                --               18           $  1,877        0.93%             --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (n)      $ 125.42               --                 --          --           11.87%
         Highest contract charge 1.45% Class B (n)     $ 123.44               --                 --          --           10.80%
         All contract charges                                --              140           $ 17,357        1.16%             --
  2005   Lowest contract charge 0.50% Class B (n)      $ 112.11               --                 --          --           12.11%
         Highest contract charge 1.45% Class B (n)     $ 111.40               --                 --          --           11.40%
         All contract charges                                --               94           $ 10,450        1.72%             --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 160.53               --                 --          --            8.78%
         Highest contract charge 1.45% Class B         $ 152.66               --                 --          --            7.74%
         All contract charges                                --            2,089           $321,846        0.74%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 147.58               --                 --          --           10.15%
         Highest contract charge 1.45% Class B         $ 141.69               --                 --          --            9.10%
         All contract charges                                --            1,655           $236,310          --              --
  2004   Lowest contract charge 0.50% Class B (a)      $ 133.98               --                 --          --            9.96%
         Highest contract charge 1.45% Class B         $ 129.87               --                 --          --            8.91%
         All contract charges                                --            1,280           $167,297          --              --
  2003   Lowest contract charge 0.50% Class B (a)      $ 121.84               --                 --          --           30.48%
         Highest contract charge 1.45% Class B         $ 119.25               --                 --          --           29.24%
         All contract charges                                --            1,027           $122,876          --              --
  2002   Lowest contract charge 0.50% Class B (a)      $  93.38               --                 --          --          (12.03)%
         Highest contract charge 1.45% Class B         $  92.27               --                 --          --          (12.84)%
         All contract charges                                --              423           $ 39,072        0.05%             --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 157.18               --                 --          --           20.31%
         Highest contract charge 1.45% Class B         $ 183.78               --                 --          --           19.16%
         All contract charges                                --            1,738           $391,171        2.86%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 130.65               --                 --          --            2.44%
         Highest contract charge 1.45% Class B         $ 154.23               --                 --          --            1.46%
         All contract charges                                --            1,826           $344,112        1.37%             --
  2004   Lowest contract charge 0.50% Class B (a)      $ 127.54               --                 --          --           10.02%
         Highest contract charge 1.45% Class B         $ 152.01               --                 --          --            8.97%
         All contract charges                                --            1,866           $346,892        2.14%             --
  2003   Lowest contract charge 0.50% Class B (a)      $ 115.93               --                 --          --           30.53%
         Highest contract charge 1.45% Class B         $ 139.50               --                 --          --           29.30%
         All contract charges                                --            1,731           $297,750        0.55%             --
  2002   Lowest contract charge 0.50% Class B (a)      $  88.81               --                 --          --          (15.42)%
         Highest contract charge 1.45% Class B         $ 107.89               --                 --          --          (17.87)%
         All contract charges                                --            1,648           $219,767        1.14%             --
EQ/Mercury International Value (c)
----------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)      $ 132.94               --                 --          --           25.06%
         Highest contract charge 1.45% Class B (a)     $ 168.61               --                 --          --           23.87%
         All contract charges                                --            1,956           $305,076        3.67%             --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.30               --                 --          --           10.28%
         Highest contract charge 1.45% Class B (a)     $ 136.12               --                 --          --            9.23%
         All contract charges                                --            1,646           $206,833        1.84%             --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Mercury International Value (c) (Continued)
----------------------------------------------
  2004   Lowest contract charge 0.50% Class B (a)     $  96.39                --                 --           --         21.04%
         Highest contract charge 1.45% Class B (a)    $ 124.61                --                 --           --         19.88%
         All contract charges                               --             1,299           $149,224         1.64%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  79.64                --                 --           --         27.40%
         Highest contract charge 1.45% Class B (a)    $ 103.95                --                 --           --         26.18%
         All contract charges                               --             1,180           $112,754         2.36%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  62.51                --                 --           --        (15.83)%
         Highest contract charge 1.45% Class B (a)    $  82.38                --                 --           --        (17.85)%
         All contract charges                               --             1,142           $ 86,429         0.99%           --
EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $  60.37                --                 --           --          7.24%
         Highest contract charge 1.45% Class B        $  96.13                --                 --           --          6.22%
         All contract charges                               --             2,215           $314,252           --            --
  2005   Lowest contract charge 0.50% Class B (a)     $  56.29                --                 --           --          8.48%
         Highest contract charge 1.45% Class B        $  90.50                --                 --           --          7.45%
         All contract charges                               --             2,567           $342,058           --            --
  2004   Lowest contract charge 0.50% Class B (a)     $  51.89                --                 --           --         12.06%
         Highest contract charge 1.45% Class B        $  84.23                --                 --           --         10.99%
         All contract charges                               --             2,943           $364,786           --            --
  2003   Lowest contract charge 0.50% Class B (a)     $  46.31                --                 --           --         28.66%
         Highest contract charge 1.45% Class B        $  75.89                --                 --           --         27.44%
         All contract charges                               --             3,251           $364,052           --            --
  2002   Lowest contract charge 0.50% Class B (a)     $  35.99                --                 --           --        (33.56)%
         Highest contract charge 1.45% Class B        $  59.55                --                 --           --        (35.28)%
         All contract charges                               --             3,497           $306,986           --            --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 103.30                --                 --           --         12.38%
         Highest contract charge 1.45% Class B        $ 102.29                --                 --           --         11.31%
         All contract charges                               --               158           $ 16,368         0.83%           --
  2005   Lowest contract charge 0.50% Class B (a)     $  91.93                --                 --           --          6.65%
         Highest contract charge 1.45% Class B        $  91.89                --                 --           --          5.64%
         All contract charges                               --               181           $ 16,799         0.49%           --
  2004   Lowest contract charge 0.50% Class B (a)     $  86.19                --                 --           --         10.84%
         Highest contract charge 1.45% Class B        $  86.99                --                 --           --          9.78%
         All contract charges                               --               196           $ 17,208         0.55%           --
  2003   Lowest contract charge 0.50% Class B (a)     $  77.76                --                 --           --         21.44%
         Highest contract charge 1.45% Class B        $  79.23                --                 --           --         20.27%
         All contract charges                               --               217           $ 17,350         0.70%           --
  2002   Lowest contract charge 0.50% Class B (a)     $  64.03                --                 --           --        (20.43)%
         Highest contract charge 1.45% Class B        $  65.88                --                 --           --        (22.16)%
         All contract charges                               --               166           $ 10,978         0.60%           --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2006   Lowest contract charge 0.50% Class A (q)     $ 100.76                --                 --           --          0.76%
         Highest contract charge 1.49% Class A        $  35.33                --                 --           --          3.35%
         All contract charges                               --             2,357           $111,741         4.59%           --
  2005   Lowest contract charge 0.74% Class A         $  43.38                --                 --           --          2.25%
         Highest contract charge 1.49% Class A        $  34.19                --                 --           --          1.48%
         All contract charges                               --             1,710           $ 61,840         2.80%           --
  2004   Lowest contract charge 0.74% Class A         $  42.43                --                 --           --          0.41%
         Highest contract charge 1.49% Class A        $  33.69                --                 --           --         (0.36)%
         All contract charges                               --             1,808           $ 79,290         0.97%           --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Money Market (Continued)
---------------------------
  2003   Lowest contract charge 0.74% Class A         $  42.25                --                 --          --          0.20%
         Highest contract charge 1.49% Class A        $  33.81                --                 --          --         (0.56)%
         All contract charges                               --             2,080           $105,282        0.71%           --
  2002   Lowest contract charge 0.74% Class A         $  42.17                --                 --          --          0.87%
         Highest contract charge 1.49% Class A        $  34.00                --                 --          --          0.11%
         All contract charges                               --             2,943           $151,511        1.34%           --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 112.08                --                 --          --          3.96%
         Highest contract charge 1.30% Class B (q)    $ 100.60                --                 --          --          0.60%
         All contract charges                               --               293           $ 33,856        4.59%           --
  2005   Lowest contract charge 0.50% Class B (a)     $ 107.81                --                 --          --          2.11%
         Highest contract charge 1.20% Class B        $ 113.12                --                 --          --          1.40%
         All contract charges                               --               229           $ 47,898        2.80%           --
  2004   Lowest contract charge 0.50% Class B (a)     $ 105.58                --                 --          --          0.27%
         Highest contract charge 1.20% Class B        $ 111.56                --                 --          --         (0.43)%
         All contract charges                               --               253           $ 36,399        0.97%           --
  2003   Lowest contract charge 0.50% Class B (a)     $ 105.29                --                 --          --          0.07%
         Highest contract charge 1.20% Class B        $ 112.05                --                 --          --         (0.64)%
         All contract charges                               --               316           $ 34,814        0.71%           --
  2002   Lowest contract charge 0.50% Class B (a)     $ 105.22                --                 --          --          0.70%
         Highest contract charge 1.20% Class B        $ 112.77                --                 --          --          0.02%
         All contract charges                               --               387           $ 42,749        1.34%           --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 118.12                --                 --          --          7.41%
         Highest contract charge 1.45% Class B (l)    $ 115.63                --                 --          --          6.39%
         All contract charges                               --                32           $  3,686        0.21%           --
  2005   Lowest contract charge 0.50% Class B (l)     $ 109.97                --                 --          --          4.88%
         Highest contract charge 1.45% Class B (l)    $ 108.69                --                 --          --          3.88%
         All contract charges                               --                26           $  2,846        0.44%           --
  2004   Lowest contract charge 0.50% Class B (l)     $ 104.85                --                 --          --          7.93%
         Highest contract charge 1.45% Class B (l)    $ 104.63                --                 --          --          7.74%
         All contract charges                               --                 2           $    224        0.27%           --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 107.38                --                 --          --          7.38%
         Highest contract charge 1.45% Class B (o)    $ 107.07                --                 --          --          7.07%
         All contract charges                               --                44           $  4,705        0.43%           --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 111.23                --                 --          --         11.23%
         Highest contract charge 1.45% Class B (o)    $ 110.91                --                 --          --         10.91%
         All contract charges                               --                21           $  2,340        0.05%           --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 111.28                --                 --          --         11.28%
         Highest contract charge 1.45% Class B (o)    $ 110.95                --                 --          --         10.95%
         All contract charges                               --                13           $  1,493        1.28%           --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $  99.80                --                 --          --         (0.11)%
         Highest contract charge 1.45% Class B (m)    $  98.22                --                 --          --         (1.06)%
         All contract charges                               --               303           $ 29,905        4.95%           --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/PIMCO Real Return (Continued)
--------------------------------
  2005
         Lowest contract charge 0.50% Class B (m)     $  99.91                --                 --            --           (0.09)%
         Highest contract charge 1.45% Class B (m)    $  99.28                --                 --            --           (0.72)%
         All contract charges                               --               149           $ 14,808          5.53%             --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 103.81                --                 --            --            3.44%
         Highest contract charge 1.45% Class B (m)    $ 102.17                --                 --            --            2.46%
         All contract charges                               --                72           $  7,341          4.64%             --
  2005   Lowest contract charge 0.50% Class B (m)     $ 100.36                                                               0.36%
         Highest contract charge 1.45% Class B (m)    $  99.72                                                              (0.28)%
         All contract charges                               --                22           $  2,204          2.87%             --
EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 208.48                --                 --            --           15.53%
         Highest contract charge 1.45% Class B (a)    $ 161.93                --                 --            --           14.43%
         All contract charges                               --             1,040           $213,071          5.68%             --
  2005   Lowest contract charge 0.50% Class B (a)     $ 180.45                --                 --            --            4.16%
         Highest contract charge 1.45% Class B (a)    $ 141.51                --                 --            --            3.17%
         All contract charges                               --               973           $173,753          4.61%             --
  2004   Lowest contract charge 0.50% Class B (a)     $ 173.24                --                 --            --           16.52%
         Highest contract charge 1.45% Class B (a)    $ 137.16                --                 --            --           15.41%
         All contract charges                               --               834           $144,080          6.46%             --
  2003   Lowest contract charge 0.50% Class B (a)     $ 148.68                --                 --            --           36.69%
         Highest contract charge 1.45% Class B (a)    $ 118.84                --                 --            --           35.39%
         All contract charges                               --               563           $ 84,203          1.12%             --
  2002   Lowest contract charge 0.50% Class B (a)     $ 108.77                --                 --            --          (13.98)%
         Highest contract charge 1.45% Class B (a)    $  87.78                --                 --            --          (15.10)%
         All contract charges                               --               304           $ 33,624          0.92%             --
EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 134.64                --                 --            --            9.66%
         Highest contract charge 1.45% Class B (l)    $ 131.81                --                 --            --            8.61%
         All contract charges                               --               297           $ 39,279          1.47%             --
  2005   Lowest contract charge 0.50% Class B (l)     $ 122.78                --                 --            --            6.95%
         Highest contract charge 1.45% Class B (l)    $ 121.35                --                 --            --            5.93%
         All contract charges                               --               121           $ 14,674          3.15%             --
  2004   Lowest contract charge 0.50% Class B (l)     $ 114.80                --                 --            --           14.09%
         Highest contract charge 1.45% Class B (l)    $ 114.56                --                 --            --           13.88%
         All contract charges                               --                 4           $    471            --              --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 169.88                --                 --            --           17.12%
         Highest contract charge 1.45% Class B (a)    $ 161.81                --                 --            --           16.01%
         All contract charges                               --               903           $147,411          1.37%             --
  2005   Lowest contract charge 0.50% Class B (a)     $ 145.04                --                 --            --            3.73%
         Highest contract charge 1.45% Class B (a)    $ 139.49                --                 --            --            2.75%
         All contract charges                               --               723           $101,473          1.21%             --
  2004   Lowest contract charge 0.50% Class B (a)     $ 139.82                --                 --            --           17.08%
         Highest contract charge 1.45% Class B (a)    $ 135.75                --                 --            --           15.97%
         All contract charges                               --               597           $ 81,729          2.73%             --
  2003   Lowest contract charge 0.50% Class B (a)     $ 119.41                --                 --            --           45.13%
         Highest contract charge 1.45% Class B (a)    $ 117.06                --                 --            --           43.76%
         All contract charges                               --               344           $ 40,364          0.42%             --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Small Company Index (Continued)
----------------------------------
  2002   Lowest contract charge 0.50% Class B (a)     $  82.28                --                 --          --         (20.43)%
         Highest contract charge 1.45% Class B (a)    $  81.43                --                 --          --         (21.16)%
         All contract charges                               --                99           $  8,126        1.01%            --
EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 110.11                --                 --          --          (4.49)%
         Highest contract charge 1.45% Class B (l)    $ 107.80                --                 --          --          (5.40)%
         All contract charges                               --                80           $  8,636          --             --
  2005   Lowest contract charge 0.50% Class B (l)     $ 115.29                --                 --          --           3.47%
         Highest contract charge 1.45% Class B (l)    $ 113.95                --                 --          --           2.48%
         All contract charges                               --                70           $  7,961          --             --
  2004   Lowest contract charge 0.50% Class B (l)     $ 111.43                --                 --          --          12.32%
         Highest contract charge 1.45% Class B (l)    $ 111.19                --                 --          --          12.12%
         All contract charges                               --                 9           $    969          --             --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 107.86                --                 --          --           7.86%
         Highest contract charge 1.45% Class B (o)    $ 107.54                --                 --          --           7.54%
         All contract charges                               --                45           $  4,856        0.45%            --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (l)     $ 134.82                --                 --          --          13.58%
         Highest contract charge 1.45% Class B (l)    $ 131.98                --                 --          --          12.50%
         All contract charges                               --               148           $ 19,665        0.98%            --
  2005   Lowest contract charge 0.50% Class B (l)     $ 118.70                --                 --          --           8.46%
         Highest contract charge 1.45% Class B (l)    $ 117.32                --                 --          --           7.43%
         All contract charges                               --                67           $  7,918        1.35%            --
  2004   Lowest contract charge 0.50% Class B (l)     $ 109.44                --                 --          --          11.67%
         Highest contract charge 1.45% Class B (l)    $ 109.21                --                 --          --          11.48%
         All contract charges                               --                 1           $    220        2.62%            -
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 120.95                --                 --          --          15.33%
         Highest contract charge 1.45% Class B (m)    $ 119.04                --                 --          --          14.23%
         All contract charges                               --               152           $ 18,187        3.08%            --
  2005   Lowest contract charge 0.50% Class B (m)     $ 104.88                --                 --          --           4.88%
         Highest contract charge 1.45% Class B (m)    $ 104.21                --                 --          --           4.21%
         All contract charges                               --                64           $  6,674        2.03%            --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (a)     $ 242.92                --                 --          --          36.37%
         Highest contract charge 1.45% Class B        $ 266.22                --                 --          --          35.07%
         All contract charges                               --             2,029           $410,513        0.43%            --
  2005   Lowest contract charge 0.50% Class B (a)     $ 178.13                --                 --          --          32.12%
         Highest contract charge 1.45% Class B        $ 197.09                --                 --          --          30.86%
         All contract charges                               --             1,693           $250,448        0.59%            --
  2004   Lowest contract charge 0.50% Class B (a)     $ 134.82                --                 --          --          23.06%
         Highest contract charge 1.45% Class B        $ 150.61                --                 --          --          21.88%
         All contract charges                               --             1,293           $146,341        0.68%            --
  2003   Lowest contract charge 0.50% Class B (a)     $ 109.56                --                 --          --          55.14%
         Highest contract charge 1.45% Class B        $ 123.57                --                 --          --          53.67%
         All contract charges                               --             1,107           $101,661        0.84%            --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2006


7.   Accumulation Unit Values (Continued)

     Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         Units            Units          Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
                                                     ------------ --------------------- ------------ ---------------- ----------
EQ/Van Kampen Emerging Markets Equity (Continued)
-------------------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)     $  70.62               --                 --            --         (8.45)%
         Highest contract charge 1.45% Class B        $  80.41               --                 --            --         (7.27)%
         All contract charges                               --            1,023           $ 60,620            --            --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 135.28               --                 --            --          8.71%
         Highest contract charge 1.45% Class B (m)    $ 133.14               --                 --            --          7.68%
         All contract charges                               --              116           $ 15,516          0.47%           --
  2005   Lowest contract charge 0.50% Class B (m)     $ 124.44               --                 --            --         24.44%
         Highest contract charge 1.45% Class B (m)    $ 123.65               --                 --            --         23.65%
         All contract charges                               --               39           $  4,864            --            --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (m)     $ 144.89               --                 --            --         21.03%
         Highest contract charge 1.45% Class B (m)    $ 142.60               --                 --            --         19.88%
         All contract charges                               --              102           $ 14,627          4.35%           --
  2005   Lowest contract charge 0.50% Class B (m)     $ 119.72               --                 --            --         19.72%
         Highest contract charge 1.45% Class B (m)    $ 118.96               --                 --            --         18.96%
         All contract charges                               --                5           $    547         11.61%           --
Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 108.60               --                 --            --          8.60%
         Highest contract charge 1.45% Class B (o)    $ 108.28               --                 --            --          8.28%
         All contract charges                               --               11           $  1,222         10.42%           --
Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 109.56               --                 --            --          9.56%
         Highest contract charge 1.45% Class B (o)    $ 109.23               --                 --            --          9.23%
         All contract charges                               --                9           $  1,035          8.37%           --
Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 110.45               --                 --            --         10.45%
         Highest contract charge 1.45% Class B (o)    $ 110.12               --                 --            --         10.12%
         All contract charges                               --                5           $    531          6.64%           --
Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (o)     $ 111.24               --                 --            --         11.24%
         Highest contract charge 1.45% Class B (o)    $ 110.91               --                 --            --         10.91%
         All contract charges                               --                3           $    380          7.39%           --
U.S. Real Estate -- Class II
----------------------------
         Unit Value 0.50% to 1.45%*
  2006   Lowest contract charge 0.50% Class B (i)     $ 230.61               --                 --            --         36.98%
         Highest contract charge 1.45% Class B (i)    $ 223.55               --                 --            --         35.68%
         All contract charges                               --              784           $176,232          1.25%           --
  2005   Lowest contract charge 0.50% Class B (i)     $ 168.35               --                 --            --         16.46%
         Highest contract charge 1.45% Class B (i)    $ 164.77               --                 --            --         15.06%
         All contract charges                               --              567           $ 93,699          1.40%           --
  2004   Lowest contract charge 0.50% Class B (i)     $ 144.56               --                 --            --         35.12%
         Highest contract charge 1.45% Class B (i)    $ 143.20               --                 --            --         34.10%
         All contract charges                               --              356           $ 51,219          0.83%
  2003   Lowest contract charge 0.50% Class B (i)     $ 107.04               --                 --            --          7.04%
         Highest contract charge 1.45% Class B (i)    $ 106.78               --                 --            --          6.78%
         All contract charges                               --               23           $  2,405            --            --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2006


7.   Accumulation Unit Values (Concluded)

----------
(a) Units were made available for sale on January 14, 2002.
(b) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002.
(c) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance
     Small Cap Growth occurred on July 12, 2002.
(d) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(e) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(f) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(g) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(h) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.
(i) Units were made available on October 20, 2003.
(j) Units were made available on June 20, 2003.
(k) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(l) Units were made available for sale on October 25, 2004.
(m) Units were made available on May 9, 2005. (n) Units were made available on October 17, 2005.
(o) Units were made available for sale on September 18, 2006.
(p) A substitution of Laudus Rosenberg VIT Long/Short Equity for
     EQ/AXA Rosenberg Long /Short Equity occurred on
     November 17, 2006 (See Note 5).
(q) Units were made available on November 6, 2006.
* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.30%, 1.34%, 1.35%, 1.40% and 1.45% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-95

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005, and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.

We have audited the accompanying consolidated statement of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statement of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                                    2006                 2005
                                                                              ---------------       --------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,031.1         $   30,034.8
  Mortgage loans on real estate.............................................        3,240.7              3,233.9
  Equity real estate, held for the production of income.....................          569.6                616.2
  Policy loans..............................................................        3,898.1              3,824.2
  Other equity investments..................................................        1,562.1              1,208.5
  Trading securities........................................................          465.1                314.3
  Other invested assets.....................................................          891.6                890.2
                                                                              ---------------       --------------
    Total investments.......................................................       39,658.3             40,122.1
Cash and cash equivalents...................................................        1,268.0              1,112.1
Cash and securities segregated, at estimated fair value.....................        1,864.0              1,720.8
Broker-dealer related receivables...........................................        3,481.0              2,929.1
Deferred policy acquisition costs...........................................        8,316.5              7,557.3
Goodwill and other intangible assets, net...................................        3,738.6              3,758.8
Amounts due from reinsurers.................................................        2,689.3              2,604.4
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        3,068.8              3,787.6
Separate Accounts' assets...................................................       84,801.6             69,997.0
                                                                              ---------------       --------------

TOTAL ASSETS................................................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============
LIABILITIES
Policyholders' account balances.............................................  $    26,439.0         $   27,194.0
Future policy benefits and other policyholders liabilities..................       14,085.4             13,997.8
Broker-dealer related payables..............................................          950.3              1,226.9
Customers related payables..................................................        3,980.7              2,924.3
Amounts due to reinsurers...................................................        1,070.8              1,028.3
Short-term and long-term debt...............................................          783.0                855.4
Loans from affiliates.......................................................          325.0                325.0
Income taxes payable........................................................        2,974.2              2,895.6
Other liabilities...........................................................        1,815.8              1,735.0
Separate Accounts' liabilities..............................................       84,801.6             69,997.0
Minority interest in equity of consolidated subsidiaries....................        2,289.9              2,096.4
Minority interest subject to redemption rights..............................          288.0                271.6
                                                                              ---------------       --------------
    Total liabilities.......................................................      139,803.7            124,547.3
                                                                              ---------------       --------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        5,139.6              4,976.3
Retained earnings...........................................................        4,507.6              4,030.8
Accumulated other comprehensive (loss) income...............................         (167.3)               432.3
                                                                              ---------------       --------------
    Total shareholder's equity..............................................        9,482.4              9,441.9
                                                                              ---------------       --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                     2006             2005             2004
                                                                ---------------  ---------------  ---------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $    2,252.7     $     1,889.3    $     1,595.4
Premiums......................................................         817.8             881.7            879.6
Net investment income.........................................       2,397.0           2,491.8          2,500.8
Investment gains, net.........................................          46.9              55.4             65.0
Commissions, fees and other income............................       4,373.0           3,626.2          3,384.1
                                                                ---------------  ---------------  ---------------
      Total revenues..........................................       9,887.4           8,944.4          8,424.9
                                                                ---------------  ---------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................       1,960.5           1,859.8          1,867.1
Interest credited to policyholders' account balances..........       1,082.5           1,065.5          1,038.1
Compensation and benefits.....................................       2,090.4           1,802.9          1,604.9
Commissions...................................................       1,394.4           1,128.7          1,017.3
Distribution plan payments....................................         292.9             292.0            374.2
Amortization of deferred sales commissions....................         100.4             132.0            177.4
Interest expense..............................................          70.4              76.3             76.8
Amortization of deferred policy acquisition costs.............         689.3             601.3            472.9
Capitalization of deferred policy acquisition costs...........      (1,363.4)         (1,199.4)        (1,015.9)
Rent expense..................................................         204.1             165.2            185.0
Amortization of other intangible assets.......................          23.6              23.5             22.9
Other operating costs and expenses............................       1,262.6             952.4            928.4
                                                                ---------------  ---------------  ---------------
      Total benefits and other deductions.....................       7,807.7           6,900.2          6,749.1
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations before
  income taxes and minority interest..........................       2,079.7           2,044.2          1,675.8
Income taxes..................................................        (427.3)           (519.2)          (396.9)
Minority interest in net income of consolidated subsidiaries..        (599.9)           (466.9)          (384.0)
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations...........................       1,052.5           1,058.1            894.9
Earnings from discontinued operations, net of income taxes....          26.2              15.7              6.8
(Losses) gains on disposal of discontinued operations,
   net of income taxes........................................          (1.9)              -               31.1
Cumulative effect of accounting changes, net of
   income taxes...............................................           -                 -               (2.9)
                                                                ---------------  ---------------  ---------------
Net Earnings..................................................  $    1,076.8     $     1,073.8    $       929.9
                                                                ===============  ===============  ===============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                         2006             2005             2004
                                                                    ---------------   --------------   --------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5     $        2.5     $        2.5
                                                                    ---------------   --------------   --------------

Capital in excess of par value, beginning of year.................        4,976.3          4,890.9          4,848.2
Changes in capital in excess of par value.........................          163.3             85.4             42.7
                                                                    ---------------   --------------   --------------
Capital in excess of par value, end of year.......................        5,139.6          4,976.3          4,890.9
                                                                    ---------------   --------------   --------------

Retained earnings, beginning of year..............................        4,030.8          3,457.0          3,027.1
Net earnings......................................................        1,076.8          1,073.8            929.9
Dividends on common stock.........................................         (600.0)          (500.0)          (500.0)
                                                                    ---------------   --------------   --------------
Retained earnings, end of year....................................        4,507.6          4,030.8          3,457.0
                                                                    ---------------   --------------   --------------

Accumulated other comprehensive income, beginning of year.........          432.3            874.1            892.8
Other comprehensive loss .........................................         (150.1)          (441.8)           (18.7)
Adjustment to initially apply SFAS No.158, net of income taxes ...         (449.5)             -                -
                                                                    ---------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year........         (167.3)           432.3            874.1
                                                                    ---------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $     9,482.4     $    9,441.9     $    9,224.5
                                                                    ===============   ==============   ==============

COMPREHENSIVE INCOME
Net earnings......................................................  $     1,076.8     $    1,073.8     $      929.9
                                                                    ---------------   --------------   --------------
Change in unrealized losses, net of reclassification
   adjustments....................................................         (150.1)          (441.8)           (31.1)
Cumulative effect of accounting changes...........................            -                -               12.4
                                                                    ---------------   --------------   --------------
Other comprehensive loss..........................................         (150.1)          (441.8)           (18.7)
                                                                    ---------------   --------------   --------------
COMPREHENSIVE INCOME..............................................  $       926.7     $      632.0     $      911.2
                                                                    ===============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006              2005             2004
                                                                 ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

Net earnings..................................................   $     1,076.8     $    1,073.8     $       929.9
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........         1,082.5          1,065.5           1,038.1
  Universal life and investment-type product
    policy fee income.........................................        (2,252.7)        (1,889.3)         (1,595.4)
  Net change in broker-dealer and customer related
    receivables/payables......................................           117.2           (347.4)            379.6
  Investment gains, net.......................................           (46.9)           (55.4)            (65.0)
  Change in deferred policy acquisition costs.................          (674.1)          (598.1)           (543.0)
  Change in future policy benefits............................            52.7             64.4             129.3
  Change in income tax payable................................           425.9            340.5             349.6
  Change in accounts payable and accrued expenses.............            85.5             23.7             (27.4)
  Change in segregated cash and securities, net...............          (143.2)          (231.8)           (203.2)
  Minority interest in net income of consolidated subsidiaries           599.9            466.9             384.1
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            14.8            (42.6)            (61.0)
  Amortization of deferred sales commissions..................           100.4            132.0             177.4
  Other depreciation and amortization.........................           144.9            149.6             210.3
  Amortization of other intangible assets, net................            23.6             23.6              22.9
  Losses (gains) on disposal of discontinued operations ......             1.9              -               (31.1)
  Other, net..................................................           363.5           (134.6)             14.3
                                                                 ---------------   ---------------  ---------------

Net cash provided by (used in) operating activities...........           972.7             40.8           1,109.4
                                                                 ---------------   ---------------  ---------------

Cash flows from investing activities:
  Maturities and repayments...................................         2,962.2          2,926.2           3,341.9
  Sales of investments........................................         1,536.9          2,432.9           2,983.6
  Purchases of investments....................................        (4,262.3)        (5,869.1)         (7,052.5)
  Change in short-term investments............................            65.6             13.8             (18.4)
  Purchase of minority interest in consolidated subsidiary ...             -                -              (410.7)
  Increased in capitalized software, leasehold improvements
     and EDP equipment .......................................          (146.1)          (101.2)            (69.3)
  Other, net..................................................          (390.4)          (116.3)            173.2
                                                                 ---------------   ---------------  ---------------

Net cash used in investing activities.........................          (234.1)          (713.7)         (1,052.2)
                                                                 ---------------   ---------------  ---------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006               2005               2004
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,865.2       $     3,816.8      $     4,029.4
    Withdrawals from and transfers to Separate Accounts.......       (3,569.1)           (2,779.1)          (2,716.0)
  Net change in short-term financings.........................          327.7                 -                  -
  Repayments of long-term debt ...............................         (400.0)             (400.0)               -
  Proceeds in loans from affiliates...........................            -                 325.0                -
  Shareholder dividends paid..................................         (600.0)             (500.0)            (500.0)
  Other, net..................................................         (206.5)             (417.3)            (130.1)
                                                                -----------------  -----------------  -----------------

Net cash (used in) provided by financing activities...........         (582.7)               45.4              683.3
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          155.9              (627.5)             740.5
Cash and cash equivalents, beginning of year..................        1,112.1             1,739.6              999.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,268.0       $     1,112.1      $     1,739.6
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       59.9       $        74.5      $        86.2
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (40.8)      $       146.5      $       154.4
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment (formerly the Investment Services segment) is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investments, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy, trading and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. Since 2002, the Company acquired 18.9 million units in AllianceBernstein L.P. ("AllianceBernstein Units") at the aggregate market price of $660.4 million from SCB Inc and SCB Partners under a preexisting agreement and recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. Minority interest subject to redemption rights represents the remaining 16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. At December 31, 2006 and 2005, the Company's consolidated economic interest in AllianceBernstein was 45.6% and 46.3%, respectively. At December 31, 2006 and 2005,
        AXA Financial Group's consolidated economic interest in AllianceBernstein was approximately 60.3% and 61.1%, respectively. On

        February 23, 2007, AXA Financial purchased another tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AllianceBernstein put at a purchase price of approximately $745.7 million. After the purchase, together with its ownership with other AXA Financial Group companies, the beneficial ownership in AllianceBernstein L.P. increased by approximately 3% to 63.3%. The remaining 8.16 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price no sooner than nine months after the February 23, 2007 purchase or over the following period ending October 2, 2009.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2006," "2005" and "2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. The consolidated statements of cash flows for 2005 and 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the 2006 presentation.

        Accounting Changes
        ------------------

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million, net of income tax and minority interest, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost of $684.2 million and decreased total liabilities by approximately $234.7 million. The change in liabilities principally resulted from the decrease in income taxes payable of $242.7 million partially offset by an increase in benefit plan liabilities of $12.0 million. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 and consolidated net earnings for 2006 were $46.9 million and $29.9 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the Financial Accounting Standards Board (the "FASB") in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        In third quarter 2004, the Company began to implement FSP No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2006 and 2005, the Insurance Group's General Account held $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under FIN 46(R). At December 31, 2006 and 2005, as reported in the consolidated balance sheet, these investments included $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2006 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $226.4 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required a change in the Company's accounting policies relating to
        (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities.

        Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

        On July 13, 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of AXA Financial Group at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

        On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC")/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMBD") and Guaranteed Minimum Income Benefit ("GMIB") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. For both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The Company regularly enters into futures contracts to hedge such risks. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company enters into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments are reported in earnings.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2006 and 2005.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.8% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.8% net of product weighted average Separate Account fees) and 0% (-2.2% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after 7 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans, was 6.0% grading to 6.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 4.4% ($9.1 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $5,689.1 million, $3,409.5 million and $2,191.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received.

        Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2006. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS            GROSS
                                              AMORTIZED          UNREALIZED       UNREALIZED       ESTIMATED
                                                 COST              GAINS            LOSSES        FAIR VALUE
                                            ---------------   --------------   ---------------  --------------
                                                                       (IN MILLIONS)
       DECEMBER 31, 2006
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,023.3      $     690.4     $      264.5     $   23,449.2
           Mortgage-backed...............         1,931.1              2.7             38.3          1,895.5
           U.S. Treasury, government
             and agency securities.......         1,284.3             29.9             10.4          1,303.8
           States and political
             subdivisions................           170.2             17.3               .9            186.6
           Foreign governments...........           219.2             38.1               .3            257.0
           Redeemable preferred stock....         1,879.8             78.8             19.6          1,939.0
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    28,507.9     $      857.2     $      334.0     $   29,031.1
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        95.7     $        2.2     $         .9     $       97.0
         Trading securities..............           408.0             35.4              9.9            433.5
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       503.7     $       37.6     $       10.8     $      530.5
                                            ===============   ==============   ===============  ==============

       December 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8     $      977.4     $      190.7     $   24,009.5
           Mortgage-backed...............         2,386.3              8.3             39.3          2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7             37.5              7.6          1,478.6
           States and political
             subdivisions................           193.4             19.1               .3            212.2
           Foreign governments...........           238.2             40.9               .1            279.0
           Redeemable preferred stock....         1,605.5            104.9             10.2          1,700.2
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    29,094.9     $    1,188.1     $      248.2     $   30,034.8
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        45.7     $        2.1     $         .4     $       47.4
         Trading securities..............           262.5             24.5              3.2            283.8
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       308.2     $       26.6     $        3.6     $      331.2
                                            ===============   ==============   ===============  ==============

        At December 31, 2006 and 2005 respectively, the Company had trading fixed maturities with a amortized cost of $30.5 million and $30.5 million and carrying value of $31.6 million and $30.5 million. Gross unrealized gains on trading fixed maturities were $.5 million and zero for 2006 and 2005 respectively.

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $4,417.0 million and $4,307.8 million, respectively, had estimated fair values of $4,518.5 million and $4,492.4 million, respectively.

        The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Due in one year or less..............................................    $      988.0       $       994.9
       Due in years two through five........................................         5,654.5             5,838.3
       Due in years six through ten.........................................        10,604.3            10,653.5
       Due after ten years..................................................         7,450.2             7,709.9
                                                                               -----------------   -----------------
           Subtotal.........................................................        24,697.0            25,196.6
       Mortgage-backed securities...........................................         1,931.1             1,895.5
                                                                               -----------------   -----------------
       Total................................................................    $   26,628.1       $    27,092.1
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,769 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                          GROSS                          GROSS
                                ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------   --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate.............  $   3,081.0      $     36.9      $   5,999.7    $    227.6      $   9,080.7    $    264.5
     Mortgage-backed.......        189.2             1.3          1,529.0          37.0          1,718.2          38.3
     U.S. Treasury,
       government and
       agency securities...         98.7              .2            447.0          10.2            545.7          10.4
     States and political
       subdivisions........          -                 -             25.9            .9             25.9            .9
     Foreign governments...          6.6              .1              9.5            .2             16.0            .3
     Redeemable
       preferred stock.....        174.0             2.4            495.9          17.2            669.9          19.6
                             --------------   --------------  -------------  -------------   -------------  -------------

   Total Temporarily
     Impaired Securities ..  $   3,549.5      $     40.9      $   8,507.0    $    293.1      $  12,056.4    $    334.0
                             ==============   ==============  =============  =============   =============  =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $656.0 million or 2.3% of the $28,507.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2006, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $3.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 and $65.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $4.1 million, $5.0 million and $6.9 million in 2006, 2005 and 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.8 million, $6.0 million and $8.5 million in 2006, 2005 and 2004, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2006                  2005
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......   $      76.8          $      78.3
        Impaired mortgage loans without investment valuation allowances....            .1                  4.5
                                                                            ------------------   -------------------
        Recorded investment in impaired mortgage loans.....................          76.9                 82.8
        Investment valuation allowances....................................         (11.3)               (11.8)
                                                                            ------------------   -------------------
        Net Impaired Mortgage Loans........................................   $      65.6          $      71.0
                                                                            ==================   ===================

        During 2006, 2005 and 2004, respectively, the Company's average recorded investment in impaired mortgage loans was $78.8 million, $91.2 million and $148.3 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $8.9 million and $11.0 million for 2006, 2005 and 2004, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $65.5 million and $71.1 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2006 and 2005, the Company owned $204.8 million and $217.8 million, respectively, of real estate acquired in satisfaction of debt. During 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $232.1 million and $214.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $21.6 million, $22.6 million and $20.8 million for 2006, 2005 and 2004, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................   $     11.8       $      11.3      $     20.5
        Additions charged to income........................         10.1               3.6             3.9
        Deductions for writedowns and
          asset dispositions...............................          (.9)             (3.1)          (13.1)
                                                            ---------------  ---------------   --------------
        Balances, End of Year..............................   $     21.0       $      11.8      $     11.3
                                                            ===============  ===============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................   $     11.3       $      11.8       $     11.3
          Equity real estate...............................          9.7               -                -
                                                            ---------------  ---------------   --------------
        Total..............................................   $     21.0       $      11.8       $     11.3
                                                            ===============  ===============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,272.2 million and $1,028.6 million, respectively, at December 31, 2006 and 2005. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $70.9 million and $119.6 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $169.6 million, $157.2 million and $66.2 million, respectively, for 2006, 2005 and 2004.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 8 individual ventures at December 31, 2006 and 2005, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $     421.7         $     527.4
       Investments in securities, generally at estimated fair value...........         94.6               118.4
       Cash and cash equivalents..............................................          9.7                27.5
       Other assets...........................................................         22.3                18.6
                                                                               -----------------   -----------------
       Total Assets...........................................................  $     548.3         $     691.9
                                                                               =================   =================

       Borrowed funds - third party...........................................  $     278.1         $     282.7
       Other liabilities......................................................          6.8                12.4
                                                                               -----------------   -----------------
       Total liabilities......................................................        284.9               295.1
                                                                               -----------------   -----------------

       Partners' capital......................................................        263.4               396.8
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $     548.3         $     691.9
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $      78.7         $     135.6
                                                                               =================   =================


                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                              (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............   $       88.5     $    98.2           $  95.2
        Net revenues of other limited
          partnership interests............................           (1.3)          6.3              19.8
        Interest expense - third party.....................          (18.5)        (18.2)            (16.9)
        Other expenses.....................................          (53.7)        (62.2)            (64.0)
                                                            ---------------  ---------------   --------------
        Net Earnings.......................................   $       15.0     $    24.1           $  34.1
                                                            ===============  ===============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................   $       14.4     $    11.6           $  11.0
                                                            ===============  ===============   ==============

        Derivatives
        -----------

        At December 31, 2006, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and European, Australasia, Far East ("EAFE") indices, having initial margin requirements of $140.7 million. Contracts are net settled daily. At December 31, 2006, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $4.2 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2006 and 2005 were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Notional Amount by Derivative Type:
          Options:
              Floors.........................................................   $     32,000        $    24,000
              Exchange traded U.S. Treasuries and equity index futures.......          3,536              2,208
                                                                               -----------------   -----------------
          Total..............................................................   $     35,536        $    26,208
                                                                               =================   =================

        At December 31, 2006 and 2005 and during the years then ended, there were no financial instruments that contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2006 and 2005.

        The gross carrying amount of AllianceBernstein related intangible assets were $563.7 million and $564.1 million at December 31, 2006 and 2005, respectively and the accumulated amortization of these intangible assets were $232.1 million and $208.5 million at December 31, 2006 and 2005, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.6 million, $23.5 million and $22.9 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, net deferred sales commissions totaled $194.9 million and $196.6 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2006 net balance for each of the next five years is $77.8 million, $54.1 million, $39.3 million, $18.3 million and $4.9 million.

5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2006                                2005
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)
        Consolidated:
        ------------
        Mortgage loans on real estate..........   $   3,240.7      $   3,285.7       $   3,233.9       $   3,329.0
        Other limited partnership interests....       1,262.6          1,262.6           1,015.2           1,015.2
        Policy loans...........................       3,898.1          4,252.9           3,824.2           4,245.6
        Policyholders liabilities:
          Investment contracts.................      17,092.5         17,106.0          18,021.0          18,289.1
        Long-term debt.........................         199.8            229.7             207.4             240.2

        Closed Block:
        ------------
        Mortgage loans on real estate..........   $     809.4      $     827.8       $     930.3       $     957.7
        Other equity investments...............           2.2              2.2               3.3               3.3
        Policy loans...........................       1,233.1          1,372.8           1,284.4           1,454.1
        SCNILC liability.......................          10.4             10.3              11.4              11.6

        Wind-up Annuities:
        -----------------
        Mortgage loans on real estate..........   $       2.9      $       3.0       $       6.7       $       7.1
        Other equity investments...............           2.3              2.3               3.1               3.1
        Guaranteed interest contracts..........           5.8              6.0               6.5               6.4
        Long-term debt.........................         101.7            101.7             101.7             101.7

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2006                 2005
                                                                              ----------------     -----------------
                                                                                         (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....   $    8,759.5       $     8,866.1
        Policyholder dividend obligation.....................................            3.2                73.7
        Other liabilities....................................................           29.1                28.6
                                                                              ----------------    -----------------
        Total Closed Block liabilities.......................................        8,791.8             8,968.4
                                                                              ----------------    -----------------
        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $5,967.6 and $5,761.5)..........................        6,019.4             5,908.7
        Mortgage loans on real estate........................................          809.4               930.3
        Policy loans.........................................................        1,233.1             1,284.4
        Cash and other invested assets.......................................            6.8                56.2
        Other assets.........................................................          286.2               304.4
                                                                              ----------------    -----------------
        Total assets designated to the Closed Block..........................        8,354.9             8,484.0
                                                                              ----------------    -----------------
        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          436.9               484.4

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $17.0 and $25.7 and policyholder dividend
             obligations of $3.2 and $73.7...................................           31.6                47.8
                                                                              ----------------    -----------------
        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................   $      468.5       $       532.2
                                                                              ================    =================


        Closed Block revenues and expenses as follow:

                                                                  2006         2005           2004
                                                             ------------  ------------   -----------
                                                                          (IN MILLIONS)

      REVENUES:
      Premiums and other income............................   $   428.1     $  449.3       $  471.0
      Investment income (net of investment
         expenses of $0.1, $0, and $0.3)...................       520.2        525.9          554.8
      Investment gains, net................................         1.7          1.2           18.6
                                                             ------------  ------------   -----------
      Total revenues.......................................       950.0        976.4        1,044.4
                                                             ------------  ------------   -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................       852.2        842.5          883.8
      Other operating costs and expenses...................         3.0          3.4            3.5
                                                             ------------  ------------   -----------
      Total benefits and other deductions..................       855.2        845.9          887.3
                                                             ------------  ------------   -----------

      Net revenues before income taxes.....................        94.8        130.5          157.1
      Income tax expense...................................       (31.1)       (45.6)         (56.4)
                                                             ------------  ------------   -----------
      Net Revenues.........................................   $    63.7     $   84.9       $  100.7
                                                             ============  ============   ===========


        Reconciliation of the policyholder dividend obligation follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------   ------------
                                                                                         (IN MILLIONS)
       Balance at beginning of year........................................     $      73.7       $ 264.3
       Unrealized investment losses........................................           (70.5)       (190.6)
                                                                               ---------------   -----------
       Balance at End of Year .............................................     $       3.2       $  73.7
                                                                               ===============   ===========

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                          DECEMBER 31,
                                                                               -----------------------------
                                                                                     2006          2005
                                                                               --------------   ------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances........     $      17.8       $ 59.1
       Impaired mortgage loans without investment valuation allowances.....              .1          4.0
                                                                               ---------------   -----------
       Recorded investment in impaired mortgage loans......................            17.9         63.1
       Investment valuation allowances.....................................            (7.3)        (7.1)
                                                                               ---------------   -----------
       Net Impaired Mortgage Loans.........................................     $      10.6       $ 56.0
                                                                               ===============   ===========

        During 2006, 2005 and 2004, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $61.0 million and $62.6 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.1 million and $4.7 million for 2006, 2005 and 2004, respectively.

        Valuation allowances amounted to $7.3 million and $7.1 million on mortgage loans on real estate at December 31, 2006 and 2005, respectively. Writedowns of fixed maturities amounted to $1.4 million, $7.7 million and $10.8 million for 2006, 2005 and 2004, respectively.

7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------    -----------
                                                                                         (IN MILLIONS)
       Balance, beginning of year..........................................     $     555.0         $ 461.0
       Contractholder bonus interest credits deferred .....................           155.4           142.4
       Amortization charged to income .....................................           (59.7)          (48.4)
                                                                               ---------------   ------------
       Balance, End of Year ...............................................     $     650.7         $ 555.0
                                                                               ===============   ============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o  Roll-Up:  the benefit is the greater of current  account value or
           premiums  paid   (adjusted  for   withdrawals)   accumulated   at
           contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:


                                                                  GMDB          GMIB            TOTAL
                                                             --------------  -----------    ------------
                                                                               (IN MILLIONS)

       Balance at January 1, 2004.........................   $      69.3      $  85.6        $ 154.9
         Paid guarantee benefits..........................         (46.8)        -             (46.8)
         Other changes in reserve.........................          45.1         32.0           77.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2004.......................          67.6        117.6          185.2
         Paid guarantee benefits..........................         (39.6)        (2.2)         (41.8)
         Other changes in reserve.........................          87.2         58.2          145.4
                                                            ---------------  ------------   ------------
       Balance at December 31, 2005.......................         115.2        173.6          288.8
         Paid guarantee benefits..........................         (31.6)        (3.3)         (34.9)
         Other changes in reserve.........................          80.1         58.0          138.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2006.......................   $     163.7      $  228.3       $ 392.0
                                                            ===============  ============   ============

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                             -----------------

        Balance at January 1, 2004.........................   $      17.2
          Paid guarantee benefits..........................         (12.9)
          Other changes in reserve.........................           6.0
                                                             -----------------
        Balance at December 31, 2004.......................          10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                             -----------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                             -----------------
        Balance at December 31, 2006.......................   $      23.6
                                                             =================

        The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship exclusive:

        between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually

                                                  RETURN
                                                    OF
                                                  PREMIUM         RATCHET         ROLL-UP          COMBO           TOTAL
                                               -------------- ----------------  -------------   -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account..................   $   11,331      $      408       $     319      $      646       $    12,704
           Separate Accounts................   $   25,633      $    7,856       $   7,653      $   23,165       $    64,307
        Net amount at risk, gross...........   $      302      $      234       $   1,447      $       41       $     2,024
        Net amount at risk, net of
           amounts reinsured................   $      302      $      164       $     883      $       41       $     1,390
        Average attained age of
           contractholders..................         49.5            61.0            64.3            61.2              52.6
        Percentage of contractholders
          over age 70.......................          7.5%           22.6%           33.6%           21.2%             11.8%
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%           3%-6%

      GMIB:
      -----
        Account values invested in:
           General Account..................         N/A              N/A       $      87       $     882       $       969
           Separate Accounts................         N/A              N/A       $   5,248       $  31,736       $    36,984
        Net amount at risk, gross...........         N/A              N/A       $     277       $      -        $       277
        Net amount at risk, net of
           amounts reinsured................         N/A              N/A       $      71       $      -        $        71
        Weighted average years remaining
           until earliest annuitization.....         N/A              N/A             2.4             8.4               7.4
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%            3%-6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,   December 31,
                                                                                       2006           2005
                                                                                  -------------   -------------
                                                                                          (IN MILLIONS)
       GMDB:
          Equity.............................................................      $    42,885     $  35,857
          Fixed income.......................................................            4,438         4,353
          Balanced...........................................................           14,863         9,121
          Other..............................................................            2,121         1,813
                                                                                  --------------  -------------
          Total..............................................................      $    64,307     $  51,144
                                                                                  ==============  =============
       GMIB:
          Equity.............................................................      $    22,828     $  17,540
          Fixed income.......................................................            2,727         2,608
          Balanced...........................................................           10,439         5,849
          Other..............................................................              990           680
                                                                                  --------------  -------------
          Total..............................................................      $    36,984     $  26,677
                                                                                  ==============  =============

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2006, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $41,597 million and $52 million, respectively, with the GMDB feature and $24,409 million and zero million, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                DIRECT       REINSURANCE
                                                               LIABILITY         CEDED           NET
                                                             ------------   --------------   ------------
                                                                             (IN MILLIONS)
       Balance at January 1, 2004.........................    $   37.4        $   -            $  37.4
         Impact of adoption of SOP 03-1...................       (23.4)           (1.7)          (25.1)
         Other changes in reserve.........................         6.5            (4.4)            2.1
                                                             ------------   --------------   -------------
       Balance at December 31, 2004.......................        20.5            (6.1)           14.4
         Other changes in reserve.........................        14.3           (14.3)              -
                                                             ------------   --------------   -------------
       Balance at December 31, 2005.......................        34.8           (20.4)           14.4
         Other changes in reserve.........................        32.0           (27.5)            4.5
                                                             ------------   --------------   -------------
       Balance at December 31, 2006.......................    $   66.8        $  (47.9)        $  18.9
                                                             ============   ==============   =============

9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on single life policies of $25 million and on second-to-die policies of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2006, the Company had reinsured in the aggregate approximately 31.3% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2006 and 2005 were $117.8 million and $132.6 million, respectively. The (decrease) increase in estimated fair value was $(14.8) million, $42.6 million and $61.0 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $2.69 billion and $2.60 billion. Reinsurance payables related to insurance contracts totaling $54.2 million and $39.7 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $262.6 million and $288.4 million at December 31, 2006 and 2005, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2006 and 2005 were $644.4 million and $624.6 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2006             2005         2004
                                                             --------------   -------------- ----------
                                                                               (IN MILLIONS)

       Direct premiums....................................   $     854.6      $  901.0       $ 828.9
       Reinsurance assumed................................         196.1         170.1         191.2
       Reinsurance ceded..................................        (232.9)       (189.4)       (140.5)
                                                            ---------------  ------------   -----------
       Premiums                                              $     817.8      $  881.7       $ 879.6
                                                            ===============  ============   ===========
       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $     152.8      $  169.3       $ 134.8
                                                            ===============  ============   ===========
       Policyholders' Benefits Ceded......................   $     379.2      $  300.2       $ 361.0
                                                            ===============  ============   ===========
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $      53.8      $   50.9        $ 50.2
                                                            ===============  ============   ===========

        Individual Disability Income and Major Medical
        ----------------------------------------------
        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.9 million and $91.2 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $1,032.4 million and $1,043.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                 2006          2005         2004
                                                            ------------  ------------  ------------
                                                                          (IN MILLIONS)
       Incurred benefits related to current year.........    $    35.8     $   35.6      $   35.0
       Incurred benefits related to prior years..........          9.9         50.3          12.8
                                                            ------------  ------------  ------------
       Total Incurred Benefits...........................    $    45.7     $   85.9      $   47.8
                                                            ============  ============  ============

       Benefits paid related to current year.............    $    14.0     $   14.8      $   12.9
       Benefits paid related to prior years..............         30.0         44.7          33.1
                                                            ------------  ------------  ------------
       Total Benefits Paid...............................    $    44.0     $   59.5      $   46.0
                                                            ============  ============  ============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                              -----------------------------
                                                                                   2006            2005
                                                                              -------------    ------------
                                                                                       (IN MILLIONS)
       Short-term debt:
       Current portion of long-term debt...................................   $      -         $    399.7
       Promissory note, 5.27% .............................................       248.3             248.3
       AllianceBernstein commercial paper .................................       334.9              -
                                                                              ------------     -----------
       Total short-term debt...............................................       583.2             648.0
                                                                              ------------     -----------
       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015....................................       199.8             199.8
                                                                              ------------     -----------
             Total AXA Equitable...........................................       199.8             199.8
                                                                              ------------     -----------
       AllianceBernstein:
         Other.............................................................          -                7.6
                                                                              ------------     -----------
             Total AllianceBernstein.......................................          -                7.6
                                                                              ------------     -----------
       Total long-term debt................................................       199.8             207.4
                                                                              ------------     -----------
       Total Short-term and Long-term Debt.................................   $   783.0        $    855.4
                                                                              ============     ===========

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2007, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2006 and 2005, the Company had pledged real estate of $326.0 million and $320.8 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement that originally permitted AllianceBernstein to issue up to $600.0 million in senior debt securities. AllianceBernstein currently has $200.0 million available under the shelf registration statement for future issuances. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes. The AllianceBernstein notes matured in August 2006. AllianceBernstein used cash flow from operations as well as proceeds from the issuance of commercial paper to retire the notes at maturity.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2006.

        As of December 31, 2006, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted credit facility agreements with various banks, each for $100.0 million. As of December 31, 2006, there were no amounts outstanding under these credit facilities. During the first quarter 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank.

        Long-term Debt
        --------------

        At December 31, 2006, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $53.5 million, $57.2 million and $55.0 million, respectively, for 2006, 2005 and 2004.

        The Company paid $767.2 million, $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2006, 2005 and 2004. The Company charged AXA Distribution's subsidiaries $352.9 million, $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2006, 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        In 2005, AXA Financial issued a note to AXA Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $91.9 million, $57.9 million and $28.6 million of premiums and $49.1 million, $26.3 million and $16.4 million of reinsurance reserves to AXA Bermuda in 2006, 2005 and 2004, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2006 under this arrangement totaled approximately $1.1 million.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $28.8 million, $32.8 million and $30.2 million in 2006, 2005 and 2004, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $27.9 million, $30.4 million and $38.9 million in 2006, 2005 and 2004, respectively. Included in the payments by AXA and AXA affiliates to the Company are $12.6 million, $12.7 million and $12.7 million from AXA Tech, which represent the net amount of payments resulting from services and facilities provided by the Company to AXA Tech of $111.0 million, $110.9 million and $106.4 million less the payments for services provided from AXA Tech to the Company of $98.4 million, $98.2 million and $93.7 million for 2006, 2005 and 2004, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                   2006               2005               2004
                                                             -----------------   ----------------  ------------------
                                                                                  (IN MILLIONS)

        Investment advisory and services fees..............   $       840.5       $       728.5     $        744.7
        Distribution revenues..............................           421.0               397.8              447.3
        Other revenues - shareholder servicing fees........            97.2                99.3              116.0
        Other revenues - other.............................             6.9                 8.0                8.8
        Institutional research services....................             1.4                 3.5                5.3


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.3 million in 2006. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2007.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)
       Service cost.......................................   $        37.6      $        36.0       $       34.6
       Interest cost on projected benefit obligations.....           122.1              123.7              121.9
       Expected return on assets..........................          (184.8)            (173.7)            (170.9)
       Net amortization and deferrals.....................            81.0               78.8               64.7
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        55.9      $        64.8       $       50.3
                                                            =================  =================   =================

        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Benefit obligations, beginning of year.................................  $     2,365.5       $    2,212.0
       Service cost...........................................................           30.6               30.0
       Interest cost..........................................................          122.1              123.7
       Actuarial (gains) losses ..............................................          (64.7)             128.7
       Benefits paid..........................................................         (159.2)            (128.9)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,294.3       $    2,365.5
                                                                               =================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified plans to amounts included in the accompanying consolidated balance sheets:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2006               2005
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
       Plan assets at fair value, beginning of year.............................. $    2,278.5       $     2,126.7
       Actual return on plan assets..............................................        282.0               208.9
       Contributions.............................................................          4.3                78.5
       Benefits paid and fees....................................................       (168.8)             (135.6)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,396.0             2,278.5
       Projected benefit obligations.............................................      2,294.3             2,365.5
                                                                                  ----------------  -----------------
       Overfunding (underfunding) of plan assets over
         projected benefit obligations...........................................        101.7               (87.0)
       Unrecognized prior service cost...........................................          -                 (24.4)
       Unrecognized net loss from past experience different
         from that assumed.......................................................          -                 957.3
       Unrecognized net asset at transition......................................          -                  (1.0)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      101.7       $       844.9
                                                                                  ================  =================

        Prepaid and accrued pension costs were $133.1 million and $31.4 million, respectively, at December 31, 2006 and $868.3 million and $23.4 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $84.7 million and $53.3 million, respectively, at December 31, 2006, and $2,365.5 million and $2,278.5 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $68.4 million and $53.3 million, respectively, at December 31, 2006, and $66.9 million and $47.4 million, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $2,226.8 million and $2,290.0 million at December 31, 2006 and 2005, respectively.

        The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                                 Before                                 After
                                                              Application                            Application
                                                                of SFAS                                of SFAS
                                                                 No.158           Adjustments           No.158
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)

       Other assets ......................................   $       3,753.0    $      (684.2)      $    3,068.8
       Total assets.......................................         149,970.3           (684.2)         149,286.1
       Income taxes payable...............................           3,216.9           (242.7)           2,974.2
       Other liabilities..................................           1,803.8             12.0            1,815.8
       Minority interest in equity of consolidated
           subsidiaries...................................           2,293.9             (4.0)           2,289.9
       Total liabilities..................................         140,038.4           (234.7)         139,803.7
       Accumulated other comprehensive income.............             282.2           (449.5)            (167.3)
       Total shareholder' equity..........................           9,931.9           (449.5)           9,482.4

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2006 that have not yet been recognized as components of net periodic pension cost:

                                                                                                  DECEMBER 31,
                                                                                                      2006
                                                                                              --------------------
                                                                                                  (IN MILLIONS)
       Unrecognized net actuarial loss ....................................................    $       710.7
       Unrecognized prior service cost (credit)............................................            (18.8)
       Unrecognized net transition obligation (asset)......................................              (.8)
                                                                                              --------------------
            Total .........................................................................    $       691.1
                                                                                              ====================

        The estimated net loss, prior service cost, and net transition asset to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $59.7 million, $(5.6) million, and zero, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2006 and 2005.

                                                                               DECEMBER 31,
                                                         ----------------------------------------------------------
                                                                   2006                           2005
                                                         ----------------------------------------------------------
                                                                               (IN MILLIONS)
                                                                ESTIMATED                    Estimated
                                                                FAIR VALUE         %         Fair Value      %
                                                         ---------------------   -----    ---------------  ------
       Corporate and government debt securities........    $          429.8       18.0    $     452.3        19.9
       Equity securities...............................             1,720.7       71.8        1,526.5        67.0
       Equity real estate .............................               245.5       10.2          221.8         9.7
       Short-term investments..........................                 -          -            77.9         3.4
       Other...........................................                 -          -             -            -
                                                         ---------------------   -----    ---------------   -----
       Total Plan Assets...............................    $        2,396.0      100.0    $   2,278.5       100.0
                                                         =====================   =====    ===============   =====

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2006               2005
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.75%              5.25%
         Periodic cost....................................................        5.25%              5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $20.3 million, $21.7 million and $23.2 million for 2006, 2005 and 2004, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                               ----------------
                                                (IN MILLIONS)

                   2007.....................   $    165.1
                   2008.....................        174.1
                   2009.....................        177.2
                   2010.....................        179.2
                   2011.....................        180.3
                   Years 2012 -2016.........        914.4

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $243.8 million, $186.2 million and $146.7 million for 2006, 2005 and 2004, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2006, the Company recognized $24.8 million of compensation costs under SFAS No. 123(R) for employee stock options, including $16.9 million resulting from unvested awards at January 1, 2006. On March 31, 2006, 3.8 million nonstatutory stock options to purchase AXA ordinary shares were awarded under The AXA Stock Option Plans for AXA Financial Employees and Associates, of which approximately 2.6 million have a four year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date and approximately 1.2 million have a 4-year cliff-vesting term. The cost of that award is attributed over the shorter of the employees' four year service-vesting term or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. All of the options granted on March 31, 2006 have a 10-year contractual term. Information about options outstanding and exercisable at December 31, 2006 also is presented. The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately
        124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2006 follows:

                                                                Options Outstanding
                         ---------------------------------------------------------------------------------------------------
                                                                                                    AllianceBernstein
                               AXA Ordinary Shares                    AXA ADRs                        Holding Units
                         -------------------------------- --------------------------------- --------------------------------
                                             Weighted                          Weighted                          Weighted
                             Number          Average'          Number          Average'         Number           Average'
                          Outstanding        Exercise       Outstanding        Exercise      Outstanding         Exercise
                         (In Millions)        Price        (In Millions)        Price       (In Millions)         Price
                         --------------   ---------------  --------------   --------------  --------------    --------------
Options outstanding at
   January 1, 2006.....            3.5    (euro)   20.87           38.6      $     24.06           7.5         $    40.45
Options granted .......            4.0    (euro)   28.40             .7            23.26            - (2)      $    65.02
Options exercised......            -               -               (9.1)     $     22.08          (2.6)        $    38.40
Options forfeited......            (.1)   (euro)   -               (3.4)     $     33.57           (.1)        $    38.19
Options expired........            -               -                  -                             -
                         --------------                    --------------                   --------------
Options Outstanding at
   December 31, 2006...            7.4    (euro)   24.82           26.8      $     23.40           4.8         $    41.62
                         ==============   ===============  ==============   ==============  ==============    ==============
Aggregate Intrinsic                       (euro)    43.2                     $     463.1                       $   186.9
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.9                              4.4                           4.37
                         ==============                    ==============                   ==============
Options Exercisable at             -                               20.2      $     23.40           4.4         $    42.24
   December 31, 2006...  ==============                    ==============   ==============  ==============    ==============
Aggregate Intrinsic                               -                          $     342.4                       $    169.3
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
    (in years).........            -                                3.39                           4.30
                         ==============                    ==============                   ==============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2006 of the respective underlying shares over the strike prices of the option awards.
        (2) AllianceBernstein grants totaled 9,712 units in 2006.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2006 were $201.3 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2006, 2005 and 2004 were $132.1 million, $68.3 million and $18.8 million, respectively, resulting in amounts currently deductible for tax purposes of $44.9 million, $22.9 million and $6.2 million, respectively, for the periods then ended. Under SFAS No. 123(R), $34.8 million windfall tax benefits resulted from employee stock option exercises during 2006.

        At December 31, 2005, AXA Financial held 9.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.00 per ADR, of which approximately 9.0 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately .3 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2006 are call options to purchase 8.9 million AXA ADRs at strike prices ranging from $30.41 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2006, AXA Financial utilized approximately 5.6 million AXA ADRs from treasury to fund exercises of employee stock options. Employee options outstanding at December 31, 2006 to purchase AXA ordinary shares begin to become exercisable in March 2007 and their future exercises are expected to be funded by newly issued AXA ordinary shares.

        Prior to adoption of SFAS No. 123(R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the consolidated statement of earnings in 2005 and 2004. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value-based method of SFAS No. 123, "Accounting for Stock-Based Compensation". These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods and do not include estimates of pre-vesting forfeitures.

                                                                                  2005               2004
                                                                           ------------------- -----------------
                                                                                        (In Millions)
       Net earnings as reported..........................................   $     1,073.8      $       929.9
       Less:  Total stock-based employee compensation expense
          determined under fair value method, net of income tax benefit..           (23.2)             (21.4)
                                                                           -----------------   -----------------
       Pro Forma Net Earnings............................................   $     1,050.6      $       908.5
                                                                           =================   =================

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2006, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2006, 2005 and 2004, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                     AXA Ordinary                                 AllianceBernstein
                                        Shares              AXA ADRs                Holding Units
                                  ------------------- --------------------  -----------------------------
                                     2006     2005       2005      2004        2006      2005      2004
                                   -------- --------- ---------- ---------  --------- ---------- --------
       Dividend yield............   3.48%    3.15%      3.01%      2.24%         6%       6.2%      3.5%

       Expected volatility.......     28%      25%        25%        43%        31%        31%       32%

       Risk-free interest rate...   3.77%    3.09%      4.27%      2.86%       4.9%       3.7%      4.0%

       Expected life in years....    5.0      5.0        5.0        5.0        6.5        3.0       5.0

       Weighted average fair
         value per option at
         grant date..............  $7.45    $4.30      $4.85      $6.94     $12.35      $7.04     $8.00

        As of December 31, 2006, approximately $19.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries, including AXA Equitable. Generally, all outstanding restricted AXA ADR grants have a 7-year vesting schedule with potential accelerated vesting based on performance. Under The Equity Plan for Directors ("the Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2006, 2005 and 2004 AXA Financial Group recognized compensation costs of $5.6 million, under SFAS No. 123(R) and $10.1 million and $9.5 million, respectively, under APB No. 25 for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2006, approximately 60,692 restricted AllianceBernstein Holding Units outstanding under the Century Club Plan remain unvested. At December 31, 2006, approximately $2.1 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2006, 2005 and 2004 had aggregate vesting-date fair values of approximately $13.5 million, $19.2 million and $12.7 million, respectively. In 2005 244,790 restricted AXA ADRs were granted having an aggregate grant-date fair value of $6.6 million. The following table summarizes unvested restricted AXA ADR activity for 2006.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                --------------     ---------------

      Unvested as of January 1, 2006..........................................       867,387        $        19.94
      Granted.................................................................        78,865        $        35.16
      Vested..................................................................       381,836        $        16.98
      Forfeited...............................................................        50,381
                                                                                --------------
      Unvested as of December 31, 2006........................................       514,035        $        23.91
                                                                                ==============

        On March 31, 2006, under the terms of the AXA Performance Unit Plan 2006, the AXA Management Board awarded 722,854 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2006 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2006 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 28, 2008.

        For 2006, 2005 and 2004 the Company recognized compensation costs of $25.9 million, under SFAS No. 123(R) and $7.2 million and $.7 million, respectively, under APB No. 25 for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards in 2006 was measured by the closing price of the underlying the Company ordinary shares or AXA ADRs and adjustment was made to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006, such as those granted March 31, 2006, were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2006 and 2005 was $45.8 million and $9.1 million, respectively, including incremental awards earned under the 2005 and 2004 plans from having exceeded the targeted performance criteria established in those years by 14.6% and 11.1%, respectively. Approximately 720,691 outstanding performance units are at risk to achievement of 2006 performance criteria, including approximately 50% of the award granted on March 31, 2006.

        Following completion of the merger of AXA Merger Corp. with and into AXA Financial in January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million, $28.9 million and $14.2 million for 2006, 2005 and 2004, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31 2006 and 2005 was $24.9 million and $57.5 million, respectively. At December 31, 2006, 1.6 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $24.9 million. During 2006, 2005 and 2004, respectively, approximately
        2.8 million, .7 million and zero million of these awards were exercised at an aggregate cash-settlement value of $41.2 million $7.5 million and zero million.

        On March 31, 2006, 59,644 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        29.22 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2006, .2 million SARs were outstanding, having weighted average remaining contractual term of 6.03 years. The accrued value of SARs at December 31, 2006 and 2005 was $2.9 million and $1.0 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2006, the Company recorded compensation expense for SARs of $1.9 million, under SFAS No. 123(R), reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005 and 2004, the Company recorded compensation expense of $.6 million and $.03 million, respectively, under APB No. 25 reflecting the impact in those periods of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        In fourth quarter 2006, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2006. Similar to the AXA Shareplan programs previously offered in 2001 through 2005, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 15.21% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75.0% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), AXA Equitable recognized compensation expense of $22.1 million in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2006, 2005 and 2004, respectively, in connection with shares subscribed under previous years' AXA Shareplan offerings. Participants in AXA Shareplans 2005 and 2004 primarily invested under Investment Option B for the purchase of approximately 5.7 million and
        6.8 million AXA ordinary shares, respectively. The discounted pricing offered to participants in those programs for the purchase of AXA ordinary shares under Investment Option B was 17.5% and 20%, respectively, and the appreciation percentage was 86.1% and 79.0%, respectively.

        Under SFAS No. 123(R), the Company recognized compensation expense for payroll deductions authorized and applied in 2006 under the terms of the AXA Financial, Inc. Qualified Stock Purchase Plan to purchase AXA ADRs of 182,225, at an aggregate discount of $1.1 million, representing a discount of 15% from the closing market value of the AXA ADR at the purchase dates defined in the annual offering document (generally the last trading day of each month). Prior to adoption of SFAS No. 123(R), no compensation expense was recorded in connection with this plan. Under the terms of the AXA Financial, Inc. Non-Qualified Stock Purchase Plan, total AXA ADRs of 340,083, 381,302 and 407,715 were purchased during 2006, 2005 and 2004, respectively, including those purchased with employer matching contributions for which AXA Financial Group recorded compensation expense of $1.6 million, $1.3 million and $1.2 million in 2006, 2005 and 2004, respectively.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $    1,848.6       $    1,870.0        $   1,880.0
       Mortgage loans on real estate......................          245.9              238.2              249.6
       Equity real estate.................................          114.9              125.3              124.2
       Other equity investments...........................          181.2              155.2              162.1
       Policy loans.......................................          249.8              248.8              251.0
       Short-term investments.............................           55.2               25.1               19.1
       Derivative investments.............................         (302.4)             (85.5)             (88.0)
       Broker-dealer related receivables..................          226.5              124.8               45.5
       Trading securities.................................           53.4               28.6               14.5
       Other investment income............................           43.9               16.2               28.9
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................        2,717.0            2,746.7            2,686.9

       Investment expenses................................         (132.2)            (159.0)            (153.3)
       Interest expenses..................................         (187.8)             (95.9)             (32.8)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $    2,397.0       $    2,491.8        $   2,500.8
                                                            =================  =================   =================

        For 2006, 2005 and 2004, respectively, investment results on derivative positions, which were included in net investment income, included gross gains of $155.5 million, $84.2 million and $26.2 million and gross losses of $457.9 million, $169.7 million and $114.2 million. For 2006 and 2005, respectively, net unrealized losses of $15.2 million and $3.7 million were recognized from floor contracts. For 2006 and 2005, net realized gains (losses) of $(249.5) million and $(140.9) million and net unrealized gains (losses) of $(37.7) million and 59.2 million were recognized from futures contracts utilized in the GMDB and GMIB programs.

        Investment gains (losses), net by including changes in the valuation allowances, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $       (11.5)     $        11.1       $       26.3
       Mortgage loans on real estate......................              .2               (2.2)                .2
       Equity real estate.................................             8.8                3.9               11.6
       Other equity investments...........................            20.1               30.7               24.4
       Other(1)...........................................            29.3               11.9                2.5
                                                            -----------------  -----------------   -----------------
       Investment Gains (Losses), Net.....................   $        46.9      $        55.4       $       65.0
                                                            =================  =================   =================

        (1) In 2006, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash $29.7 million realized gain.

        Writedowns of fixed maturities amounted to $27.4 million, $31.2 million and $36.4 million for 2006, 2005 and 2004, respectively. Writedowns of mortgage loans on real estate were $.4 million for 2006, $1.7 million, for 2005 and $10.1 million for 2004. There were no writedown on equity real estate for 2006, 2005 and 2004, respectively.

        For 2006, 2005 and 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,281.9 million, $2,220.0 million and $2,908.3 million. Gross gains of $33.9 million, $53.2 million and $47.7 million and gross losses of $24.5 million, $31.1 million and $9.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2006, 2005 and 2004 amounted to $(416.7) million, $(1,004.8) million and $0.8 million, respectively.

        For 2006, 2005 and 2004, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $57.8 million, $68.6 million and $70.4 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits. The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       432.3      $       874.1       $      892.8
       Changes in unrealized investment gains (losses)....          (431.4)          (1,008.1)             (12.8)
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................            90.9              186.3               (1.5)
           DAC............................................            85.8              146.2               (2.5)
           Deferred income taxes..........................           104.6              233.8               (1.9)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       282.2      $       432.3       $      874.1
                                                            =================  =================   =================
       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       535.4      $       966.5       $    2,003.2
           Other equity investments.......................             1.4                1.7                1.2
           Other..........................................             -                  -                (28.1)
                                                            -----------------  ------------------- -----------------
             Subtotal.....................................           536.8              968.2            1,976.3
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................             1.4              (89.4)            (275.7)
             DAC..........................................          (110.4)            (196.0)            (342.2)
             Deferred income taxes........................          (145.6)            (250.5)            (484.3)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       282.2      $       432.3       $      874.1
                                                            =================  =================== =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       Income tax expense:
         Current expense .................................   $       438.6      $       237.5       $      359.0
         Deferred expense.................................           (11.3)             281.7               37.9
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       727.9      $       715.5       $      586.5
       Minority interest..................................          (224.1)            (175.9)            (134.7)
       Separate Account investment activity...............           (45.4)             (87.2)             (63.3)
       Non-taxable investment income......................           (23.1)             (19.7)             (22.6)
       Adjustment of tax audit reserves...................           (86.2)              11.1                7.7
       Non-deductible goodwill and other
           intangible assets..............................             5.0                2.8                2.7
       State income taxes.................................            38.0               28.3                3.3
       AllianceBernstein income and foreign taxes.........            32.9               41.4               24.3
       Other..............................................             2.3                2.9               (7.0)
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $      54.6      $        -        $       -        $      285.3
       Reserves and reinsurance...............       1,160.3               -              929.2               -
       DAC and VOBA...........................           -             2,433.5              -             2,200.6
       Unrealized investment gains............           -               129.8              -               250.7
       Investments............................           -               865.7              -               813.5
       Other..................................          13.2               -              107.2               -
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,228.1      $    3,429.0      $   1,036.4      $    3,550.1
                                                ===============  ===============   ===============  ================

        The Company recognized a net tax benefit in third quarter 2006 of $117.7 million. This benefit was related to the settlement of an IRS audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities. In 2005, the Internal Revenue Service ("IRS") began an examination of the Company's 2002 and 2003 returns. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

 16)    DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2006:

                                                                          2006          2005           2004
                                                                      -------------  ------------  ------------
                                                                                    (IN MILLIONS)
       EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $      30.2    $      15.2   $     7.9
       Real estate held-for-sale.....................................         (4.0)            .6          .4
       Disposal of business - Enterprise.............................           -             (.1)       (1.5)
                                                                      -------------  ------------  ------------
       Total.........................................................  $      26.2    $      15.7   $     6.8
                                                                      =============  ============  ============

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $       -      $       -     $    31.1
       Disposal of business - Enterprise.............................         (1.9)           -            -
                                                                      -------------  ------------  ------------
       Total.........................................................  $      (1.9)   $       -     $    31.1
                                                                      =============  ============  ============


        Disposal of Businesses
        ----------------------

        In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise Capital") and Enterprise Fund Distributors, Inc., ("EFD") entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM reorganization, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A permanent impairment writedown of $4.1 million pre-tax ($2.7 million post-tax) on the AXA Enterprise Funds investment management contracts intangible asset and $3.0 million pre-tax of costs ($1.9 million post-tax) to sell were recorded by the Company in 2006. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are now reported in Discontinued Operations. At December 31, 2006, assets and liabilities related to these contracts of $26.5 million and $9.3 million were included in Other assets and Other liabilities, respectively.

        The gross carrying amount of Enterprise related intangible asset was $26.5 million at December 31, 2006, and the accumulated amortization of this intangible asset was $4.1 million. Amortization expense related to the Enterprise intangible asset totaled $4.1 million for 2006.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2006 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2006                  2005
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $752.7 and $796.9)..............................   $      764.8         $      823.5
       Equity real estate...................................................          169.5                197.5
       Mortgage loans on real estate........................................            2.9                  6.7
       Other invested assets................................................            2.6                  3.2
                                                                              ----------------     -----------------
         Total investments..................................................          939.8              1,030.9
       Cash and cash equivalents............................................             .1                  -
       Other assets.........................................................           13.7                 13.6
                                                                              ----------------     -----------------
       Total Assets.........................................................   $      953.6         $    1,044.5
                                                                              ================     =================

       Policyholders liabilities............................................   $      788.2         $      817.2
       Allowance for future losses..........................................            1.0                 60.1
       Other liabilities....................................................          164.4                167.2
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $      953.6         $    1,044.5
                                                                              ================     =================

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $19.0, $18.4 and $17.2)..............   $        71.3      $        70.0       $       68.5
       Investment gains (losses), net.....................             6.0                (.3)               3.6
                                                                -------------      -------------      --------------
       Total revenues.....................................            77.3               69.7               72.1
                                                                -------------      -------------      --------------

       Benefits and other deductions......................            84.7               87.1               99.4
       (Losses charged) to allowance
         for future losses................................            (7.4)             (17.4)             (27.3)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................             -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            37.1               23.2               12.0
       Income tax expense.................................            (6.9)              (8.0)              (4.1)
                                                            -----------------  -----------------   -----------------
       Earnings from Wind-up Annuities....................   $        30.2      $        15.2       $        7.9
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented above.

        During 2004, Wind-up Annuities' average recorded investment in impaired mortgage loans was $8.4 million; and interest income recognized on these impaired mortgage loans totaled $1.0 million. There were no related amounts reported in 2006 and 2005.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2006, one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. At December 31, 2006 and 2005, equity real estate held-for-sale was $32.2 million and $42.1 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       282.2      $       432.3       $      874.1
       Defined benefit pensions plans.....................          (449.5)               -                  -
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive (Loss) Income......................   $      (167.3)     $       432.3       $      874.1
                                                            =================  =================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized (losses) gains on investments:
         Net unrealized (losses) gains arising during
           the period.....................................   $      (416.6)     $      (966.2)      $       69.4
         Losses reclassified into net earnings
           during the period..............................           (14.8)             (41.9)             (82.2)
                                                            -----------------  -----------------   -----------------
       Net unrealized (losses) gains on investments.......          (431.4)          (1,008.1)             (12.8)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           281.3              566.3               (5.9)
                                                            -----------------  -----------------   -----------------

       Change in unrealized losses, net of
           adjustments....................................          (150.1)            (441.8)             (18.7)
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive Loss.....................   $      (150.1)     $      (441.8)      $      (18.7)
                                                            =================  =================   =================

18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2006, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2007, zero for 2008-2011 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2007 and the four successive years are $178.6 million, $175.0 million, $162.3 million, $156.7 million, $149.5 million and $1,500.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2007 and the four successive years is $6.0 million, $5.2 million, $5.0 million, $5.0 million, $4.8 million and $16.4 million thereafter.

        At December 31, 2006, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $106.7 million, $116.0 million, $114.8 million, $114.7 million, $114.9 million and $896.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2007 and the four successive years are $.3 million, $.3 million, $.2 million, and zero for the following two years.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements included commitments by the Company to provide equity financing of $618.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2006. AXA Equitable had $46.3 million in commitments under existing mortgage loan agreements at December 31, 2006. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2006, AllianceBerstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted. The plaintiff filed a notice of appeal in June 2006.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. Discovery is ongoing.

        Beginning with the first action commenced in July 2006, there are two putative class actions pending in Federal court, MEOLA V. AXA ADVISORS, ET AL., in the District Court for the Northern District of California and BOLEA V. AXA ADVISORS, LLC, ET. AL., in the District Court for the Western District of Pennsylvania, against AXA Equitable, alleging certain wage and hour violations. Each of the cases seek substantially the same relief under essentially the same theories of recovery (i.e., violation of the Fair Labor Standards Act ("FLSA") for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states). Plaintiffs in MEOLA and BOLEA seek certification of nationwide collection action under the FLSA, and certification of statewide class actions under the respective California and Pennsylvania state labor laws covering all "securities brokers" from 2002 to 2006. In addition, plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In January 2007, AXA Equitable filed an answer in MEOLA.

        ALLIANCEBERNSTEIN LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein, alleging that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act"), with respect to a registration statement filed by Enron Corp. In January 2007, the Court issued a final judgment dismissing the Enron Complaint as the allegations therein pertained to AllianceBernstein. The parties have agreed that there will be no appeal.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints included substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance ("NYAG AoD").

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount was disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("WVAG Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing ("Summary Order") addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In September 2006, AllianceBernstein and AllianceBernstein Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commission.

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, AllianceBernstein Investments, Inc., certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The Aucoin Complaint names the U.S. Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional subsequently filed lawsuits. In October 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. In May 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. In July 2006, plaintiffs filed a notice of appeal, which was subsequently withdrawn subject to plaintiffs right to reinstate it at a later date.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $649.6 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, the Insurance Group statutory net income totaled $532.3 million, $780.4 million and $571.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,907.5 million and $6,241.7 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $500.0 million and $500.0 million.

        At December 31, 2006, the Insurance Group, in accordance with various government and state regulations, had $32.2 million of securities deposited with such government or state agencies.

        At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and

        AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $     1,386.5      $       779.6       $      196.8
       Change in AVR......................................           279.3              260.6              528.1
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,665.8            1,040.2              724.9
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................          (126.0)             (51.9)            (398.8)
         DAC..............................................           674.1              598.0              529.2
         Deferred income taxes............................           517.3              227.6              122.5
         Valuation of investments.........................             2.6               40.0               10.1
         Valuation of investment subsidiary...............        (2,122.7)          (1,278.3)            (460.3)
         Change in fair value of guaranteed minimum
           income benefit reinsurance contracts...........           (14.8)              42.6               61.0
         Shareholder dividends paid......................            600.0              500.0              500.0
         Changes in non-admitted assets...................           (57.4)                .5              (74.7)
         Other, net.......................................           (90.9)             (75.8)             (98.9)
         GAAP adjustments for Wind-up Annuities ..........            28.8               30.9               14.9
                                                            -----------------  -----------------   -----------------
          Consolidated Net Earnings ......................   $     1,076.8      $     1,073.8       $      929.9
                                                            =================  =================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2006               2005                2004
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)
       Statutory surplus and capital stock................   $     6,497.6      $     5,111.1       $    4,331.5
       AVR................................................         1,409.9            1,130.6              870.0
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         7,907.5            6,241.7            5,201.5
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................        (1,926.0)          (1,934.0)          (1,882.1)
         DAC..............................................         8,316.5            7,557.3            6,813.9
         Deferred income taxes............................          (627.1)          (1,294.6)          (1,770.4)
         Valuation of investments.........................           867.9            1,281.6            2,237.6
         Valuation of investment subsidiary...............        (5,374.3)          (3,251.6)          (1,973.3)
         Fair value of guaranteed minimum income
           benefit reinsurance contracts..................           117.8              132.6               90.0
         Non-admitted assets..............................           994.5            1,056.0            1,055.5
         Issuance of surplus notes........................          (524.8)            (524.8)            (599.7)
         Adjustment to initially apply SFAS No.158,
           net of income taxes............................          (449.5)               -                  -
         Other, net.......................................           239.8              258.3              147.9
         GAAP adjustments for Wind-up Annuities ..........           (59.9)             (80.6)             (96.4)
                                                            -----------------  -----------------   ------------------
       Consolidated Shareholder's Equity..................   $     9,482.4      $     9,441.9       $    9,224.5
                                                            =================  =================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2006               2005               2004
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance..........................................   $     5,974.7      $      5,764.1     $     5,447.7
       Investment Management (1)..........................         4,002.7             3,265.0           3,060.0
       Consolidation/elimination..........................           (90.0)              (84.7)            (82.8)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     9,887.4      $      8,944.4     $     8,424.9
                                                            =================  =================  ==================

       (1) Intersegment investment advisory and other fees of approximately $120.8 million, $123.7 million and $118.4 million for 2006, 2005 and 2004, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $       889.7      $      1,120.0     $       947.9
       Investment Management..............................         1,190.0               924.2             728.8
       Consolidation/elimination..........................             -                   -                 (.9)
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,079.7      $      2,044.2     $     1,675.8
                                                            =================  =================  ==================

                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2006               2005
                                                            -----------------  -----------------
                                                                      (In Millions)
       SEGMENT ASSETS:
       Insurance..........................................   $   133,047.0      $    118,825.8
       Investment Management..............................        16,239.4            15,161.4
       Consolidation/elimination..........................             (.3)                2.0
                                                            -----------------  -----------------
       Total Assets.......................................   $   149,286.1      $    133,989.2
                                                            =================  =================

        In accordance with SEC regulations, securities with a fair value of $1.86 billion and $1.72 billion have been segregated in a special reserve bank custody account at December 31, 2006 and 2005, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2006
       ----
       Total Revenues................   $     2,244.5      $     2,609.6       $    2,415.3         $    2,618.0
                                       =================  =================   ==================   ==================
       Earnings from Continuing
         Operations..................   $       234.4      $       316.7       $      282.0         $      219.4
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================
       2005
       ----
       Total Revenues................   $     2,212.6      $     2,223.1       $    2,149.5         $    2,359.2
                                       =================  =================   ==================   ==================
       Earnings from
         Continuing Operations.......   $       265.5      $       278.3       $      281.6         $      232.7
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR EQUI-VEST(SM) SERIES 100-500, EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS AND EQUI-VEST(SM) STRATEGIES
--------------------------------------------------------------------------------

This Supplement modifies certain information in each above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGES -- MAY 29, 2007

   Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

--------------------------------------------------------------------------------
  Existing Portfolio Name             New Portfolio Name
--------------------------------------------------------------------------------
  EQ/Capital Guardian International   MarketPLUS International Core
--------------------------------------------------------------------------------
  EQ/FI Mid Cap Value                 MarketPLUS Mid Cap Value
--------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies    MarketPLUS Large Cap Growth
--------------------------------------------------------------------------------
  EQ/MFS Investors Trust              MarketPLUS Large Cap Core
--------------------------------------------------------------------------------
  EQ/Small Cap Value                  Multimanager Small Cap Value+
--------------------------------------------------------------------------------
  EQ/Small Company Growth             Multimanager Small Cap Growth+
--------------------------------------------------------------------------------

+ These Portfolios will also be reorganized as Portfolios of the AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of both Portfolios.

  In addition to the name changes shown in the table above, the following changes to each portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "Portfolios of the Trusts" under "Contract features and benefits" for the New
  Portfolios, replacing information shown for Existing Portfolios listed above:

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                     Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS International Core   Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                       o Mellon Equity Associates LLC
                                                                                       o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Core       Seeks long-term growth of capital with a secondary   o AXA Equitable
                                  objective to seek reasonable current income. For     o Institutional Capital Corporation LLC
                                  purposes of this Portfolio, the words "reasonable    o Mellon Equity Associates LLC
                                  current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Growth     Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                       o Marsico Capital Management LLC
                                                                                       o Mellon Equity Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Mid Cap Value        Seeks long-term capital appreciation.                o AXA Equitable
                                                                                       o Mellon Equity Associates LLC
                                                                                       o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------

                                                                          x01646

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                            Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                     Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth   Long-term growth of capital.   o Bear Stearns Asset Management Inc.
                                                                 o Eagle Asset Management, Inc.
                                                                 o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Value    Long-term growth of capital.   o Franklin Advisory Services, LLC
                                                                 o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------

2. PORTFOLIO SUBSTITUTION -- JULY 9, 2007

   Effective on or about July 9, 2007, subject to regulatory approval, interests in the EQ/Van Kampen Real Estate investment option (the "surviving option") will replace interests in the U.S. Real Estate -- Class II investment option (the "replaced option"). The table below shows the objective and the sub-adviser for the surviving option. We will move the assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation election to the surviving option. You may transfer your account value among the investment options, as usual. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Transferring your money among investment options" under "Disruptive transfer activity." Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in your Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Investment Manager (or
 Replaced (Current) Portfolio      Surviving/New Portfolio     Objective                       Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Real Estate -- Class II+   EQ/Van Kampen Real Estate   Seeks to provide above average   Morgan Stanley Investment
                                                              current income and long-term     Management, Inc.
                                                              capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------

+  THIS INVESTMENT OPTION IS NOT AVAILABLE FOR EQUI-VEST(R) STRATEGIES
   CONTRACTS.


3. PORTFOLIO SHARE CLASS CONVERSION

   On or about August 6, 2007, certain contract owners who currently have the EQ/AllianceBernstein Value variable investment option that invests in the corresponding Class IB Portfolio, will have any account value allocated to this option converted to a new variable investment option that invests in the Portfolio's Class IA share class. Following the conversion, the variable investment option that invests in the Class IB share class will no longer be available under these contracts. We will send you a written confirmation detailing the transaction. Please see the applicable Trust prospectus for the Class IA share class for detailed information regarding the Portfolio's operating expenses.


4. PORTFOLIO MERGERS -- JULY 9, 2007 AND AUGUST 20, 2007

   Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the sub-adviser(s), for each surviving option. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact a customer service representative referenced in your Prospectus.

   The mergers of the EQ/Capital Guardian U.S. Equity, EQ/Janus Large Cap Growth and EQ/Wells Fargo Montgomery Small Cap Portfolios will occur on or about July 9, 2007. The merger of the EQ/AllianceBernstein Growth and Income Portfolio will occur on or about August 20, 2007.

   Also, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser and there will be a corresponding name change of the Portfolio to EQ/T. Rowe Price Growth Stock Portfolio. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below.

--------------------------------------------------------------------------------
 Replaced (Current) Portfolio        Surviving/New Portfolio
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Growth and   EQ/AllianceBernstein Value
    Income
--------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity   EQ/Capital Guardian Research
--------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth         EQ/T. Rowe Price Growth Stock
--------------------------------------------------------------------------------
  EQ/Wells Fargo Montgomery         Multimanager Small Cap Growth
    Small Cap
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
                                                                   Investment Manager (or
 Replaced (Current) Portfolio        Objective                     Sub-Adviser(s), as applicable)
-------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Growth and   Seeks capital appreciation.    AllianceBernstein L.P.
    Income
-------------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity   Seeks to achieve long-term     Capital Guardian Trust Company
                                    growth of capital.
-------------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth         Seeks to achieve long-term     T. Rowe Price Associates, Inc.
                                    capital appreciation.
-------------------------------------------------------------------------------------------------
  EQ/Wells Fargo Montgomery         Long-term growth of capital.   o Bear Stearns Asset
    Small Cap                                                        Management Inc.
                                                                   o Eagle Asset Management, Inc.
                                                                   o Wells Capital Management Inc.
-------------------------------------------------------------------------------------------------

5. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Existing and Replaced Portfolios listed above:

------------------------------------------------------------------------
                                   Management     12b-1      Other
 Portfolio Name                       Fees        Fees    Expenses*
------------------------------------------------------------------------
  AXA Premier VIP Trust:
------------------------------------------------------------------------
  Multimanager Small Cap Growth++   1.05%         0.25%     0.23%
  Multimanager Small Cap Value++    1.03%         0.25%     0.18%
------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------
  EQ/AllianceBernstein Value        0.58%           --      0.12%
  EQ/T. Rowe Price Growth Stock++   0.78%         0.25%     0.14%
  EQ/Van Kampen Real Estate+*       0.90%         0.25%     0.13%
  MarketPLUS International Core++   0.60%         0.25%     0.24%
  MarketPLUS Large Cap Core++       0.50%         0.25%     0.23%
  MarketPLUS Large Cap Growth++     0.50%         0.25%     0.19%
  MarketPLUS Mid Cap Value++        0.55%         0.25%     0.18%
------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                        Acquired     Total Annual    Fee Waivers      Net Total
                                       Fund Fees       Expenses        and/or          Annual
                                     and Expenses      (Before         Expense        Expenses
                                      (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                       Portfolios)    Limitations)       ments       Limitations)
--------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust:
--------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth++     --           1.53%             0.00%        1.53%
  Multimanager Small Cap Value++      --           1.46%             0.00%        1.46%
--------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
--------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Value          --           0.70%             0.00%        0.70%
  EQ/T. Rowe Price Growth Stock++     --           1.17%            (0.02)%       1.15%
  EQ/Van Kampen Real Estate+*         --           1.28%            (0.02)%       1.26%
  MarketPLUS International Core++   0.05%          1.14%             0.00%        1.14%
  MarketPLUS Large Cap Core++       0.02%          1.00%            (0.03)%       0.97%
  MarketPLUS Large Cap Growth++     0.02%          0.96%             0.00%        0.96%
  MarketPLUS Mid Cap Value++        0.03%          1.01%             0.00%        1.01%
--------------------------------------------------------------------------------------------------

+  THIS INVESTMENT OPTION IS NOT AVAILABLE FOR EQUI-VEST(R) STRATEGIES
   CONTRACTS.

++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.

* This is a newly created portfolio of the EQ Advisors Trust. Therefore, the fees and expenses presented in the table above are estimates for the current fiscal period.

The following is added under "Example" replacing the information shown for the Existing and Replaced Portfolios listed above:



------------------------------------------------------------------------------------------------------------
                                                                        If you annuitize at the end of the
                                                                        applicable time period and select
                                   If you surrender your contract at       a non-life contingent period
                                     the end of the applicable time      certain annuity option with less
                                                 period                          than ten years*
------------------------------------------------------------------------------------------------------------
                                    1        3         5        10       1        3         5        10
------------------------------------------------------------------------------------------------------------
 Portfolio Name                    year    years     years     years    year    years     years     years
  AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth    $924   $1,706    $2,507    $3,987    N/A    $1,706    $2,507    $3,987
  Multimanager Small Cap Value     $917   $1,685    $2,474    $3,923    N/A    $1,685    $2,474    $3,923
------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------
                                      If you do not surrender your
                                       contract at the end of the
                                         applicable time period
-----------------------------------------------------------------------
                                     1        3         5        10
 Portfolio Name                    year    years     years     years
-----------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------
  Multimanager Small Cap Growth    $377   $1,146    $1,933    $3,987
  Multimanager Small Cap Value     $370   $1,124    $1,898    $3,923

------------------------------------------------------------------------------------------------------------
                                                                        If you annuitize at the end of the
                                                                        applicable time period and select
                                   If you surrender your contract at       a non-life contingent period
                                     the end of the applicable time      certain annuity option with less
                                                 period                          than ten years*
------------------------------------------------------------------------------------------------------------
                                     1        3         5        10       1        3         5        10
 Portfolio Name                    year    years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Value       $866   $1,537    $2,232    $3,438    N/A    $1,537    $2,232    $3,438
  EQ/T. Rowe Price Growth Stock    $888   $1,601    $2,337    $3,650    N/A    $1,601    $2,337    $3,650
  EQ/Van Kampen Real Estate+       $899   $1,633    $2,389    $3,755    N/A    $1,633    $2,389    $3,755
  MarketPLUS International Core    $885   $1,592    $2,323    $3,622    N/A    $1,592    $2,323    $3,622
  MarketPLUS Large Cap Core        $872   $1,554    $2,261    $3,496    N/A    $1,554    $2,261    $3,496
  MarketPLUS Large Cap Growth      $867   $1,540    $2,237    $3,448    N/A    $1,540    $2,237    $3,448
  MarketPLUS Mid Cap Value         $871   $1,551    $2,256    $3,487    N/A    $1,551    $2,256    $3,487



-----------------------------------------------------------------------
                                      If you do not surrender your
                                       contract at the end of the
                                         applicable time period
-----------------------------------------------------------------------
                                     1        3         5        10
 Portfolio Name                    year    years     years     years
-----------------------------------------------------------------------
  EQ ADVISORS TRUST:
-----------------------------------------------------------------------
  EQ/AllianceBernstein Value       $316   $  967    $1,641    $3,438
  EQ/T. Rowe Price Growth Stock    $339   $1,035    $1,752    $3,650
  EQ/Van Kampen Real Estate+       $351   $1,069    $1,808    $3,755
  MarketPLUS International Core    $336   $1,025    $1,737    $3,622
  MarketPLUS Large Cap Core        $323   $  985    $1,671    $3,496
  MarketPLUS Large Cap Growth      $317   $  970    $1,646    $3,448
  MarketPLUS Mid Cap Value         $322   $  982    $1,666    $3,487
-----------------------------------------------------------------------

+  THIS INVESTMENT OPTION IS NOT AVAILABLE FOR EQUI-VEST(R) STRATEGIES
   CONTRACTS.

* Depending on your product, if a non-life contingent period certain annuity option of ten years or more is chosen, a withdrawal charge may still apply. EQUI-VEST Series 100 and 200 and EQUI-VEST Employer Sponsored Retirement Programs 100 and 200 contracts, under certain circumstances, may not have a withdrawal charge when a non-life contingent period certain annuity of less than ten years is chosen. Please see your Prospectus for more information on when withdrawal charges do not apply.







                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

         (a) Financial Statements included in Part B.

            1. Separate Account A:

               - Report of Independent Registered Public Accounting Firm -
                 PricewaterhouseCoopers LLP;
               - Statements of Assets and Liabilities for the Year Ended
                 December 31, 2006;
               - Statements of Operations for the Year Ended December 31, 2006;
               - Statements of Changes in Net Assets for the Years Ended
                 December 31, 2006 and 2005; and
               - Notes to Financial Statements.

            2. AXA Equitable Life Insurance Company:

               - Report of Independent Registered Public Accounting Firm -
                 PricewaterhouseCoopers LLP;
               - Consolidated Balance Sheets as of December 31, 2006 and 2005;
               - Consolidated Statements of Earnings for Years Ended December
                 31, 2006, 2005 and 2004;
               - Consolidated Statements of Equity for Years Ended December 31,
                 2006, 2005 and 2004;
               - Consolidated Statements of Cash Flows for Years Ended December
                 31, 2006, 2005 and 2004; and
               - Notes to Consolidated Financial Statements.

            3. AllianceBernstein L.P.:

               - Report of Independent Registered Public Accounting Firm - KPMG LLP

               - Consolidated Statement of Financial Condition as of December 31, 2005;

               - Consolidated Statements of Income for the Years Ended December 31, 2005 and 2004;

               - Consolidated Statements of Changes in Partners' Capital and Comprehensive Income for the Years Ended December 31, 2005 and 2004;

               - Consolidated Statements of Cash Flows for the Years Ended December 31, 2005 and 2004;

               - Notes to Consolidated Financial Statements.

            4. AllianceBernstein Holding L.P.:

               - Report of Independent Registered Public Accounting Firm - KPMG LLP

               - Statement of Financial Condition as of December 31, 2005;

               - Statements of Income for the Years Ended December 31, 2005 and 2004;

               - Statements of Changes in Partners' Capital and Comprehensive Income for the Years Ended December 31, 2005 and 2004;

               - Statements of Cash Flows for the Years Ended December 31, 2005 and 2004;

               - Notes to Financial Statements.

           (b)   Exhibits.

           The following exhibits correspond to those required by paragraph (b) of Item 24 as to the exhibits in Form N-4.

            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with Registration Statement No. 2-30070 on April 24,
                          1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with Registration Statement No. 2-30070 on April 24,
                          1995, refiled electronically on July 10, 1998, and incorporated herein by reference.

                 (f) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                 (g) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with Registration Statement File No. 2-30070 on April 25, 2001, and incorporated herein by reference.

                 (h) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                 (i) First Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on April 19, 2004, and incorporated herein by reference.

                 (j) Second Amendment to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement No. 2-30070 on
                          April 19, 2004, and incorporated herein by reference.

                 (k) (i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                 (k) (ii) Form of First Amendment (dated January 1, 2001) to
                          Distribution Agreement dated January 1, 1998, previously filed with Registration Statement No. 2-30070 on December 30, 2004, and incorporated herein by reference.

                 (l) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (m) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (n) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (o) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (p) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to to Exhibit 3. (p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

            4.   (a)      Form of Flexible Premium Deferred Annuity Certificate
                          (Policy Form 2004EDCCERT-B) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (b) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-B) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (c) Form of Group Flexible Premium Combination Fixed and Variable Deferred Variable Annuity Contract (Policy Form 2004TSAGAC) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (d) Form of Group Flexible Premium Deferred Variable Annuity Contract (Policy Form 2004EDCGAC) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (e) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-A) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (f) Form of Flexible Premium Deferred Variable Annuity Certificate (Policy Form 2004EDCCERT-A) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

            5.   (a)      Form of TSA 403(b) Group Annuity Contract Application
                          (Policy Form 2004/403(b)) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (b) Form of EDC (457) Group Annuity Contract Application (Policy Form 2004/457) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (c) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (d) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2004 TSA STRAT) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (e) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT ST VAR) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

                 (f) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (2004 TSA STRAT ST VAR) previously filed as an exhibit to this Registration Statement on January 12, 2006, and incorporated herein by reference.

            6.   (a)      Restated Charter of AXA Equitable, as amended December
                          6, 2004, incorporated herein by reference to Exhibit
                          No. 3.2 to Form 10-K, (File No. 000-20501), filed on
                          March 31, 2005.

                 (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

            7. Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with Registration Statement on Form N-4 (File No. 2-30070) on April 25, 2001.

            8.   (a)      Form of Participation Agreement among EQ Advisors
                          Trust, Equitable, AXA Distributors LLC and AXA
                          Advisors, LLC, incorporated herein by reference to
                          Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No.
                          27 to  Registration Statement on Form N-1A to the
                          Registration Statement of EQ Advisors Trust on Form
                          N-1A (File Nos. 333-17217 and 811-07953), filed on
                          January 15, 2004.

                 (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC., and AXA Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) on December 5, 2001.

            9.   (a)      Opinion and Consent of Dodie Kent,  Vice President and
                          Associate   General  Counsel  of  AXA  Equitable  Life
                          Insurance Company as to the legality of the securities being registered, filed herewith.

            10.  (a)      Powers of Attorney, filed herewith.

                 (b) Notice concerning regulatory relief, previously filed with Registration Statement on Form N-4 (File No. 2-30070) on May 27, 1992, refiled electronically on July 10, 1998 and incorporated herein by reference.

                 (c) (i)  Consent of PricewaterhouseCoopers LLP.

                 (c) (ii) Consent of KPMG LLP.

            11.  Not applicable.

            12.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Charts 2006 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4 filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

Item 27.        Number of Contractowners
                ------------------------

                As of February 28, 2007, there were 4,097 Qualified Contract Owners and 0 Non-Qualified Contract Owners of the EQUI-VEST Strategies contracts offered under this Registration Statement.




Item 28.        Indemnification
                ---------------

           (a)  Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company("AXA Equitable") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.
                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                              (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
           ---------------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

           (c) Undertaking
           ---------------

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104 and 135 West 50th St., New York, NY 10020, and the 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 24th day of April, 2007.


                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company (Depositor)


                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and Associate
                                                   General Counsel
                                                   AXA Equitable Life Insurance
                                                   Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2007.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                Anthony J. Hamilton        Lorie A. Slutsky
Christopher M. Condron          Mary R. (Nina) Henderson   Ezra Suleiman
Henri de Castries               James F. Higgins           Peter J. Tobin
Denis Duverne                   Scott D. Miller
Charlynn Goins                  Joseph H. Moglia




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 24, 2007

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                           TAG VALUE
-----------                                                         ------------

9(a)                      Opinion and Consent of Counsel             EX-99.9a

10(a)                     Powers of Attorney                         EX-99.10a

10(c)(i)                  Consent of PricewaterhouseCoopers LLP      EX-99.10ci

10(c)(ii)                 Consent of KPMG LLP                        EX-99.10cii